UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (23.5%)
3M Co. (Miscellaneous Manufacturing)	784	$61,952
Abbott Laboratories (Pharmaceuticals)	1,722	92,764
Abercrombie & Fitch Co. - Class A (Retail)	98	7,291
Accenture PLC - Class A (Computers)	714	43,026
ACE, Ltd. (Insurance)	378	27,273
Adobe Systems, Inc.* (Software)	546	16,058
Advanced Micro Devices, Inc.* (Semiconductors)	644	3,755
Aetna, Inc. (Healthcare - Services)	406	16,143
AFLAC, Inc. (Insurance)	518	23,357
Agilent Technologies, Inc.* (Electronics)	378	14,012
Air Products & Chemicals, Inc. (Chemicals)	238	20,501
Airgas, Inc. (Chemicals)	70	4,827
AK Steel Holding Corp. (Iron/Steel)	126	1,050
Akamai Technologies, Inc.* (Internet)	210	5,657
Alcoa, Inc. (Mining)	1,176	12,654
Allegheny Technologies, Inc. (Iron/Steel)	112	5,197
Allergan, Inc. (Pharmaceuticals)	336	28,264
Allstate Corp. (Insurance)	574	15,119
Alpha Natural Resources, Inc.* (Coal)	252	6,058
Altera Corp. (Semiconductors)	364	13,803
Altria Group, Inc. (Agriculture)	2,282	62,869
Amazon.com, Inc.* (Internet)	406	86,685
Ameren Corp. (Electric)	266	8,480
American Electric Power, Inc. (Electric)	532	20,897
American Express Co. (Diversified Financial Services)	1,148	58,112
American International Group, Inc. (Insurance)	476	11,752
American Tower Corp.* (Telecommunications)	434	23,913
Ameriprise Financial, Inc. (Diversified Financial Services)	266	12,417
AmerisourceBergen Corp. (Pharmaceuticals)	294	11,995
Amgen, Inc. (Biotechnology)	1,022	58,530
Amphenol Corp. - Class A (Electronics)	182	8,643
Anadarko Petroleum Corp. (Oil & Gas)	546	42,861
Analog Devices, Inc. (Semiconductors)	336	12,288
AON Corp. (Insurance)	364	16,970
Apache Corp. (Oil & Gas)	420	41,845
Apartment Investment and Management Co. - Class A (REIT)	140	3,454
Apollo Group, Inc. - Class A* (Commercial Services)	140	6,629
Apple Computer, Inc.* (Computers)	1,022	413,685
Applied Materials, Inc. (Semiconductors)	1,456	17,938
Archer-Daniels-Midland Co. (Agriculture)	742	21,473
Assurant, Inc. (Insurance)	98	3,777
AT&T, Inc. (Telecommunications)	6,524	191,218
Autodesk, Inc.* (Software)	252	8,719
Automatic Data Processing, Inc. (Commercial Services)	546	28,572
AutoNation, Inc.* (Retail)	56	2,181
AutoZone, Inc.* (Retail)	28	9,061
Avalonbay Communities, Inc. (REIT)	98	13,102
Avery Dennison Corp. (Household Products/Wares)	112	2,979
Avon Products, Inc. (Cosmetics/Personal Care)	476	8,701
Baker Hughes, Inc. (Oil & Gas Services)	476	27,603
Ball Corp. (Packaging & Containers)	182	6,292
Bank of America Corp. (Banks)	11,172	76,305
Bank of New York Mellon Corp. (Banks)	1,358	28,898
Bard (C.R.), Inc. (Healthcare - Products)	98	8,423
Baxter International, Inc. (Healthcare - Products)	630	34,637
BB&T Corp. (Banks)	770	17,972
Beam, Inc. (Beverages)	168	8,304
Becton, Dickinson & Co. (Healthcare - Products)	238	18,619
Bed Bath & Beyond, Inc.* (Retail)	266	16,449
Bemis Co., Inc. (Packaging & Containers)	112	3,148
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,932	150,426
Best Buy Co., Inc. (Retail)	336	8,813
Big Lots, Inc.* (Retail)	70	2,638
Biogen Idec, Inc.* (Biotechnology)	266	30,952
BlackRock, Inc. (Diversified Financial Services)	112	17,672
BMC Software, Inc.* (Software)	196	6,813
Boeing Co. (Aerospace/Defense)	812	53,421
Boston Properties, Inc. (REIT)	168	16,630
Boston Scientific Corp.* (Healthcare - Products)	1,680	9,895
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,876	59,263
Broadcom Corp. - Class A (Semiconductors)	532	19,200
Brown-Forman Corp. (Beverages)	112	8,370
C.H. Robinson Worldwide, Inc. (Transportation)	182	12,636
CA, Inc. (Software)	420	9,097
Cablevision Systems Corp. - Class A (Media)	252	3,646
Cabot Oil & Gas Corp. (Oil & Gas)	112	8,705
Cameron International Corp.* (Oil & Gas Services)	266	13,071
Campbell Soup Co. (Food)	196	6,517
Capital One Financial Corp. (Banks)	504	23,013
Cardinal Health, Inc. (Pharmaceuticals)	378	16,734
CareFusion Corp.* (Healthcare - Products)	252	6,451
Carmax, Inc.* (Retail)	252	7,575
Carnival Corp. - Class A (Leisure Time)	504	17,746
Caterpillar, Inc. (Machinery - Construction & Mining)	714	67,444
CBRE Group, Inc.* (Real Estate)	364	6,472
CBS Corp. - Class B (Media)	742	19,151

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	504	$32,674
CenterPoint Energy, Inc. (Gas)	476	9,920
CenturyLink, Inc. (Telecommunications)	686	24,188
Cerner Corp.* (Software)	154	9,768
CF Industries Holdings, Inc. (Chemicals)	84	13,631
Chesapeake Energy Corp. (Oil & Gas)	728	20,471
Chevron Corp. (Oil & Gas)	2,212	232,371
Chipotle Mexican Grill, Inc.* (Retail)	28	9,411
Chubb Corp. (Insurance)	322	21,590
CIGNA Corp. (Healthcare - Services)	294	13,036
Cincinnati Financial Corp. (Insurance)	182	5,267
Cintas Corp. (Textiles)	126	3,766
Cisco Systems, Inc. (Telecommunications)	6,062	112,329
Citigroup, Inc. (Banks)	3,220	101,720
Citrix Systems, Inc.* (Software)	210	15,294
Cliffs Natural Resources, Inc. (Iron/Steel)	154	10,506
Clorox Co. (Household Products/Wares)	140	9,372
CME Group, Inc. (Diversified Financial Services)	70	19,289
CMS Energy Corp. (Electric)	280	5,830
Coach, Inc. (Apparel)	322	20,953
Coca-Cola Co. (Beverages)	2,534	173,123
Coca-Cola Enterprises, Inc. (Beverages)	350	9,387
Cognizant Technology Solutions Corp.* (Computers)	336	24,444
Colgate-Palmolive Co. (Cosmetics/Personal Care)	532	48,077
Comcast Corp. - Class A (Media)	3,024	70,913
Comerica, Inc. (Banks)	224	5,723
Computer Sciences Corp. (Computers)	168	5,285
Compuware Corp.* (Software)	238	2,011
ConAgra Foods, Inc. (Food)	462	11,702
ConocoPhillips (Oil & Gas)	1,512	105,311
CONSOL Energy, Inc. (Coal)	252	10,776
Consolidated Edison, Inc. (Electric)	322	18,634
Constellation Brands, Inc.* (Beverages)	210	4,246
Constellation Energy Group, Inc. (Electric)	224	8,893
Corning, Inc. (Telecommunications)	1,736	24,807
Costco Wholesale Corp. (Retail)	476	39,627
Coventry Health Care, Inc.* (Healthcare - Services)	168	5,344
Covidien PLC (Healthcare - Products)	546	25,684
CSX Corp. (Transportation)	1,204	26,741
Cummins, Inc. (Machinery - Diversified)	210	20,880
CVS Caremark Corp. (Retail)	1,484	53,869
D.R. Horton, Inc. (Home Builders)	308	3,428
Danaher Corp. (Miscellaneous Manufacturing)	630	30,461
Darden Restaurants, Inc. (Retail)	154	7,374
DaVita, Inc.* (Healthcare - Services)	98	6,860
Dean Foods Co.* (Food)	196	1,905
Deere & Co. (Machinery - Diversified)	462	35,066
Dell, Inc.* (Computers)	1,708	27,003
Denbury Resources, Inc.* (Oil & Gas)	448	7,034
DENTSPLY International, Inc. (Healthcare - Products)	154	5,692
Devon Energy Corp. (Oil & Gas)	462	30,007
DeVry, Inc. (Commercial Services)	70	2,638
Diamond Offshore Drilling, Inc. (Oil & Gas)	70	4,588
DIRECTV - Class A* (Media)	812	36,914
Discover Financial Services (Diversified Financial Services)	602	14,183
Discovery Communications, Inc. - Class A* (Media)	308	13,386
Dominion Resources, Inc. (Electric)	630	32,502
Dover Corp. (Miscellaneous Manufacturing)	210	11,661
Dr. Pepper Snapple Group, Inc. (Beverages)	238	8,913
DTE Energy Co. (Electric)	182	9,484
Duke Energy Corp. (Electric)	1,470	30,017
Dun & Bradstreet Corp. (Software)	56	3,744
E*TRADE Financial Corp.* (Diversified Financial Services)	280	3,038
E.I. du Pont de Nemours & Co. (Chemicals)	1,022	49,128
Eastman Chemical Co. (Chemicals)	168	6,601
Eaton Corp. (Miscellaneous Manufacturing)	378	16,942
eBay, Inc.* (Internet)	1,260	40,106
Ecolab, Inc. (Chemicals)	252	13,568
Edison International (Electric)	364	14,778
Edwards Lifesciences Corp.* (Healthcare - Products)	126	9,503
El Paso Corp. (Pipelines)	854	21,359
Electronic Arts, Inc.* (Software)	364	8,499
Eli Lilly & Co. (Pharmaceuticals)	1,120	41,619
EMC Corp.* (Computers)	2,282	55,932
Emerson Electric Co. (Electrical Components & Equipment)	826	39,747
Entergy Corp. (Electric)	196	13,557
EOG Resources, Inc. (Oil & Gas)	294	26,292
EQT Corp. (Oil & Gas)	168	10,668
Equifax, Inc. (Commercial Services)	140	4,921
Equity Residential (REIT)	322	18,895
Exelon Corp. (Electric)	728	32,316
Expedia, Inc. (Internet)	210	5,515
Expeditors International of Washington, Inc. (Transportation)	238	10,853
Express Scripts, Inc.* (Pharmaceuticals)	532	24,328
Exxon Mobil Corp. (Oil & Gas)	5,362	418,719
F5 Networks, Inc.* (Internet)	84	8,732
Family Dollar Stores, Inc. (Retail)	126	7,387
Fastenal Co. (Distribution/Wholesale)	322	12,265
Federated Investors, Inc. - Class B (Diversified Financial Services)	98	1,915
FedEx Corp. (Transportation)	350	28,641
Fidelity National Information Services, Inc. (Software)	280	7,330
Fifth Third Bancorp (Banks)	1,008	12,106
First Horizon National Corp. (Banks)	294	2,058

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	70	$3,484
FirstEnergy Corp. (Electric)	462	20,772
Fiserv, Inc.* (Software)	154	9,066
FLIR Systems, Inc. (Electronics)	182	4,787
Flowserve Corp. (Machinery - Diversified)	56	5,191
Fluor Corp. (Engineering & Construction)	196	11,143
FMC Corp. (Chemicals)	84	6,627
FMC Technologies, Inc.* (Oil & Gas Services)	266	11,922
Ford Motor Co.* (Auto Manufacturers)	4,186	48,892
Forest Laboratories, Inc.* (Pharmaceuticals)	308	9,640
Franklin Resources, Inc. (Diversified Financial Services)	154	16,421
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,050	42,273
Frontier Communications Corp. (Telecommunications)	1,092	6,836
GameStop Corp. - Class A* (Retail)	154	3,938
Gannett Co., Inc. (Media)	266	3,110
General Dynamics Corp. (Aerospace/Defense)	392	25,162
General Electric Co. (Miscellaneous Manufacturing)	11,676	195,106
General Mills, Inc. (Food)	714	27,510
Genuine Parts Co. (Distribution/Wholesale)	168	9,648
Genworth Financial, Inc. - Class A* (Insurance)	546	3,483
Gilead Sciences, Inc.* (Biotechnology)	854	35,578
Goodrich Corp. (Aerospace/Defense)	140	17,168
Google, Inc. - Class A* (Internet)	280	165,939
H & R Block, Inc. (Commercial Services)	336	5,137
Halliburton Co. (Oil & Gas Services)	1,008	37,659
Harley-Davidson, Inc. (Leisure Time)	266	10,347
Harman International Industries, Inc. (Home Furnishings)	84	3,625
Harris Corp. (Telecommunications)	126	4,757
Hartford Financial Services Group, Inc. (Insurance)	490	9,433
Hasbro, Inc. (Toys/Games/Hobbies)	140	5,328
HCP, Inc. (REIT)	448	17,853
Health Care REIT, Inc. (REIT)	196	10,327
Heinz (H.J.) Co. (Food)	350	18,704
Helmerich & Payne, Inc. (Oil & Gas)	112	5,956
Hess Corp. (Oil & Gas)	336	21,020
Hewlett-Packard Co. (Computers)	2,282	60,724
Home Depot, Inc. (Retail)	1,722	61,648
Honeywell International, Inc. (Miscellaneous Manufacturing)	868	45,483
Hormel Foods Corp. (Food)	154	4,538
Hospira, Inc.* (Healthcare - Products)	182	5,724
Host Hotels & Resorts, Inc. (REIT)	784	11,188
Hudson City Bancorp, Inc. (Savings & Loans)	588	3,675
Humana, Inc. (Healthcare - Services)	182	15,450
Huntington Bancshares, Inc. (Banks)	952	4,931
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	546	26,552
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	364	11,331
Integrys Energy Group, Inc. (Electric)	84	4,444
Intel Corp. (Semiconductors)	5,782	141,890
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	10,910
International Business Machines Corp. (Computers)	1,316	242,973
International Flavors & Fragrances, Inc. (Chemicals)	84	5,087
International Game Technology (Entertainment)	322	5,664
International Paper Co. (Forest Products & Paper)	476	13,185
Interpublic Group of Cos., Inc. (Advertising)	532	5,043
Intuit, Inc. (Software)	336	18,033
Intuitive Surgical, Inc.* (Healthcare - Products)	42	18,222
Invesco, Ltd. (Diversified Financial Services)	490	9,834
Iron Mountain, Inc. (Commercial Services)	224	6,928
J.C. Penney Co., Inc. (Retail)	154	4,940
J.P. Morgan Chase & Co. (Banks)	4,298	149,399
Jabil Circuit, Inc. (Electronics)	196	4,030
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	5,432
Janus Capital Group, Inc. (Diversified Financial Services)	210	1,378
JDS Uniphase Corp.* (Telecommunications)	252	3,024
JM Smucker Co. (Food)	126	9,705
Johnson & Johnson (Healthcare - Products)	3,024	194,715
Johnson Controls, Inc. (Auto Parts & Equipment)	756	24,895
Joy Global, Inc. (Machinery - Construction & Mining)	112	9,766
Juniper Networks, Inc.* (Telecommunications)	588	14,388
Kellogg Co. (Food)	280	15,179
KeyCorp (Banks)	1,050	7,413
Kimberly-Clark Corp. (Household Products/Wares)	434	30,254
Kimco Realty Corp. (REIT)	448	7,827
KLA -Tencor Corp. (Semiconductors)	182	8,570
Kohls Corp. (Retail)	308	16,327
Kraft Foods, Inc. (Food)	1,946	68,460
Kroger Co. (Food)	672	15,577
L-3 Communications Holdings, Inc. (Aerospace/Defense)	112	7,591
Laboratory Corp. of America Holdings* (Healthcare - Services)	112	9,391
Legg Mason, Inc. (Diversified Financial Services)	140	3,850
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	3,373
Lennar Corp. - Class A (Home Builders)	182	3,010

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Holding Companies - Diversified)	224	$6,010
Lexmark International, Inc. - Class A* (Computers)	84	2,663
Life Technologies Corp.* (Biotechnology)	196	7,971
Limited, Inc. (Retail)	266	11,361
Lincoln National Corp. (Insurance)	336	6,401
Linear Technology Corp. (Semiconductors)	252	8,142
Lockheed Martin Corp. (Aerospace/Defense)	308	23,377
Loews Corp. (Insurance)	336	13,339
Lorillard, Inc. (Agriculture)	154	17,042
Lowe’s Cos., Inc. (Retail)	1,386	29,134
LSI Logic Corp.* (Semiconductors)	630	3,938
M&T Bank Corp. (Banks)	140	10,655
Macy’s, Inc. (Retail)	476	14,532
Marathon Oil Corp. (Oil & Gas)	784	20,408
Marathon Petroleum Corp. (Oil & Gas)	392	14,073
Marriott International, Inc. - Class A (Lodging)	309	9,721
Marsh & McLennan Cos., Inc. (Insurance)	602	18,433
Masco Corp. (Building Materials)	392	3,763
MasterCard, Inc. - Class A (Commercial Services)	112	38,891
Mattel, Inc. (Toys/Games/Hobbies)	378	10,675
McCormick & Co., Inc. (Food)	140	6,798
McDonald’s Corp. (Retail)	1,134	105,292
McGraw-Hill Cos., Inc. (Media)	336	14,280
McKesson Corp. (Pharmaceuticals)	266	21,692
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	224	16,094
MeadWestvaco Corp. (Forest Products & Paper)	182	5,080
Medco Health Solutions, Inc.* (Pharmaceuticals)	420	23,041
Medtronic, Inc. (Healthcare - Products)	1,162	40,368
MEMC Electronic Materials, Inc.* (Semiconductors)	252	1,509
Merck & Co., Inc. (Pharmaceuticals)	3,402	117,369
MetLife, Inc. (Insurance)	1,162	40,856
MetroPCS Communications, Inc.* (Telecommunications)	322	2,737
Microchip Technology, Inc. (Semiconductors)	210	7,594
Micron Technology, Inc.* (Semiconductors)	1,106	6,183
Microsoft Corp. (Software)	8,218	218,845
Molex, Inc. (Electrical Components & Equipment)	154	3,802
Molson Coors Brewing Co. - Class B (Beverages)	182	7,706
Monsanto Co. (Chemicals)	588	42,777
Monster Worldwide, Inc.* (Commercial Services)	140	1,292
Moody’s Corp. (Commercial Services)	224	7,950
Morgan Stanley Dean Witter & Co. (Banks)	1,638	28,894
Motorola Mobility Holdings, Inc.* (Telecommunications)	294	11,431
Motorola Solutions, Inc. (Telecommunications)	336	15,762
Murphy Oil Corp. (Oil & Gas)	210	11,628
Mylan Laboratories, Inc.* (Pharmaceuticals)	476	9,315
Nabors Industries, Ltd.* (Oil & Gas)	322	5,902
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	140	3,507
National Oilwell Varco, Inc. (Oil & Gas Services)	462	32,954
NetApp, Inc.* (Computers)	406	16,630
Netflix, Inc.* (Internet)	56	4,596
Newell Rubbermaid, Inc. (Housewares)	322	4,766
Newfield Exploration Co.* (Oil & Gas)	140	5,636
Newmont Mining Corp. (Mining)	546	36,489
News Corp. - Class A (Media)	2,520	44,150
NextEra Energy, Inc. (Electric)	462	26,057
Nicor, Inc. (Gas)	56	3,150
NIKE, Inc. - Class B (Apparel)	420	40,467
NiSource, Inc. (Gas)	308	6,804
Noble Corp.* (Oil & Gas)	280	10,063
Noble Energy, Inc. (Oil & Gas)	196	17,511
Nordstrom, Inc. (Retail)	182	9,226
Norfolk Southern Corp. (Transportation)	378	27,968
Northeast Utilities System (Electric)	196	6,776
Northern Trust Corp. (Banks)	266	10,765
Northrop Grumman Corp. (Aerospace/Defense)	308	17,787
Novellus Systems, Inc.* (Semiconductors)	70	2,419
NRG Energy, Inc.* (Electric)	266	5,698
Nucor Corp. (Iron/Steel)	350	13,223
NVIDIA Corp.* (Semiconductors)	672	9,946
NYSE Euronext (Diversified Financial Services)	294	7,812
O’Reilly Automotive, Inc.* (Retail)	154	11,712
Occidental Petroleum Corp. (Oil & Gas)	896	83,274
Omnicom Group, Inc. (Advertising)	308	13,700
ONEOK, Inc. (Pipelines)	112	8,518
Oracle Corp. (Software)	4,354	142,681
Owens-Illinois, Inc.* (Packaging & Containers)	182	3,655
PACCAR, Inc. (Auto Manufacturers)	406	17,555
Pall Corp. (Miscellaneous Manufacturing)	126	6,447
Parker Hannifin Corp. (Miscellaneous Manufacturing)	168	13,700
Patterson Cos., Inc. (Healthcare - Products)	98	3,084
Paychex, Inc. (Commercial Services)	350	10,199
Peabody Energy Corp. (Coal)	294	12,751
People’s United Financial, Inc. (Savings & Loans)	420	5,355
Pepco Holdings, Inc. (Electric)	252	4,990
PepsiCo, Inc. (Beverages)	1,750	110,163
PerkinElmer, Inc. (Electronics)	126	2,604
Pfizer, Inc. (Pharmaceuticals)	8,596	165,559
PG&E Corp. (Electric)	448	19,219

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Philip Morris International, Inc. (Agriculture)	1,932	$134,989
Pinnacle West Capital Corp. (Electric)	126	5,743
Pioneer Natural Resources Co. (Oil & Gas)	126	10,571
Pitney Bowes, Inc. (Office/Business Equipment)	224	4,565
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	6,854
PNC Financial Services Group (Banks)	574	30,830
PPG Industries, Inc. (Chemicals)	168	14,517
PPL Corp. (Electric)	630	18,503
Praxair, Inc. (Chemicals)	336	34,161
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	25,125
Priceline.com, Inc.* (Internet)	56	28,432
Principal Financial Group, Inc. (Insurance)	350	9,023
Procter & Gamble Co. (Cosmetics/Personal Care)	3,024	193,506
Progress Energy, Inc. (Electric)	322	16,776
Progressive Corp. (Insurance)	700	13,307
Prologis, Inc. (REIT)	504	14,999
Prudential Financial, Inc. (Insurance)	532	28,834
Public Service Enterprise Group, Inc. (Electric)	560	18,872
Public Storage, Inc. (REIT)	154	19,874
Pulte Group, Inc.* (Home Builders)	378	1,958
QEP Resources, Inc. (Oil & Gas)	196	6,968
Qualcomm, Inc. (Telecommunications)	1,848	95,357
Quanta Services, Inc.* (Commercial Services)	238	4,972
Quest Diagnostics, Inc. (Healthcare - Services)	168	9,374
R.R. Donnelley & Sons Co. (Commercial Services)	210	3,423
Ralph Lauren Corp. (Apparel)	70	11,115
Range Resources Corp. (Oil & Gas)	182	12,529
Raytheon Co. (Aerospace/Defense)	392	17,322
Red Hat, Inc.* (Software)	210	10,427
Regions Financial Corp. (Banks)	1,386	5,447
Republic Services, Inc. (Environmental Control)	350	9,961
Reynolds American, Inc. (Agriculture)	378	14,621
Robert Half International, Inc. (Commercial Services)	154	4,070
Rockwell Automation, Inc. (Machinery - Diversified)	154	10,418
Rockwell Collins, Inc. (Aerospace/Defense)	168	9,379
Roper Industries, Inc. (Machinery - Diversified)	112	9,083
Ross Stores, Inc. (Retail)	126	11,054
Rowan Cos., Inc.* (Oil & Gas)	140	4,829
Ryder System, Inc. (Transportation)	56	2,853
Safeway, Inc. (Food)	392	7,593
SAIC, Inc.* (Commercial Services)	308	3,828
Salesforce.com, Inc.* (Software)	154	20,508
SanDisk Corp.* (Computers)	266	13,478
Sara Lee Corp. (Food)	644	11,463
SCANA Corp. (Electric)	126	5,327
Schlumberger, Ltd. (Oil & Gas Services)	1,484	109,030
Scripps Networks Interactive - Class A (Media)	112	4,758
Sealed Air Corp. (Packaging & Containers)	182	3,240
Sears Holdings Corp.* (Retail)	42	3,284
Sempra Energy (Gas)	266	14,292
Sherwin-Williams Co. (Chemicals)	98	8,106
Sigma-Aldrich Corp. (Chemicals)	140	9,167
Simon Property Group, Inc. (REIT)	322	41,358
SLM Corp. (Diversified Financial Services)	560	7,655
Snap-on, Inc. (Hand/Machine Tools)	70	3,757
Southern Co. (Electric)	952	41,126
Southwest Airlines Co. (Airlines)	882	7,541
Southwestern Energy Co.* (Oil & Gas)	378	15,891
Spectra Energy Corp. (Pipelines)	714	20,442
Sprint Nextel Corp.* (Telecommunications)	3,304	8,491
St. Jude Medical, Inc. (Healthcare - Products)	364	14,196
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	11,621
Staples, Inc. (Retail)	784	11,729
Starbucks Corp. (Retail)	826	34,973
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	10,523
State Street Corp. (Banks)	560	22,618
Stericycle, Inc.* (Environmental Control)	98	8,191
Stryker Corp. (Healthcare - Products)	364	17,439
Sunoco, Inc. (Oil & Gas)	140	5,212
SunTrust Banks, Inc. (Banks)	588	11,601
SuperValu, Inc. (Food)	238	1,909
Symantec Corp.* (Internet)	826	14,050
Sysco Corp. (Food)	658	18,240
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	14,795
Target Corp. (Retail)	742	40,625
TE Connectivity, Ltd. (Electronics)	490	17,420
TECO Energy, Inc. (Electric)	238	4,420
Tellabs, Inc. (Telecommunications)	406	1,758
Tenet Healthcare Corp.* (Healthcare - Services)	518	2,450
Teradata Corp.* (Computers)	182	10,858
Teradyne, Inc.* (Semiconductors)	210	3,007
Tesoro Petroleum Corp.* (Oil & Gas)	154	3,995
Texas Instruments, Inc. (Semiconductors)	1,274	39,150
Textron, Inc. (Miscellaneous Manufacturing)	308	5,981
The AES Corp.* (Electric)	728	8,168
The Charles Schwab Corp. (Diversified Financial Services)	1,190	14,613
The Dow Chemical Co. (Chemicals)	1,302	36,300
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	126	12,405
The Gap, Inc. (Retail)	378	7,144
The Goldman Sachs Group, Inc. (Banks)	560	61,348

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266		$3,820
The Hershey Co. (Food)	168		9,615
The Mosaic Co. (Chemicals)	308		18,036
The Travelers Cos., Inc. (Insurance)	462		26,958
The Williams Cos., Inc. (Pipelines)	644		19,391
Thermo Fisher Scientific, Inc.* (Electronics)	420		21,113
Tiffany & Co. (Retail)	140		11,162
Time Warner Cable, Inc. (Media)	364		23,183
Time Warner, Inc. (Media)	1,148		40,169
Titanium Metals Corp. (Mining)	98		1,642
TJX Cos., Inc. (Retail)	420		24,751
Torchmark Corp. (Insurance)	112		4,584
Total System Services, Inc. (Commercial Services)	182		3,620
Tyco International, Ltd. (Miscellaneous Manufacturing)	518		23,595
Tyson Foods, Inc. - Class A (Food)	322		6,215
U.S. Bancorp (Banks)	2,114		54,097
Union Pacific Corp. (Transportation)	532		52,971
United Parcel Service, Inc. - Class B (Transportation)	1,078		75,719
United States Steel Corp. (Iron/Steel)	154		3,905
United Technologies Corp. (Aerospace/Defense)	1,008		78,604
UnitedHealth Group, Inc. (Healthcare - Services)	1,190		57,108
UnumProvident Corp. (Insurance)	336		8,010
Urban Outfitters, Inc.* (Retail)	126		3,434
V.F. Corp. (Apparel)	98		13,546
Valero Energy Corp. (Oil & Gas)	630		15,498
Varian Medical Systems, Inc.* (Healthcare - Products)	126		7,399
Ventas, Inc. (REIT)	322		17,906
VeriSign, Inc. (Internet)	182		5,840
Verizon Communications, Inc. (Telecommunications)	3,122		115,452
Viacom, Inc. - Class B (Media)	630		27,626
Visa, Inc. - Class A (Commercial Services)	560		52,226
Vornado Realty Trust (REIT)	210		17,390
Vulcan Materials Co. (Mining)	140		4,381
W.W. Grainger, Inc. (Distribution/Wholesale)	70		11,992
Wal-Mart Stores, Inc. (Retail)	1,932		109,583
Walgreen Co. (Retail)	994		33,001
Walt Disney Co. (Media)	2,044		71,295
Washington Post Co. - Class B (Media)	14		4,762
Waste Management, Inc. (Environmental Control)	518		17,058
Waters Corp.* (Electronics)	98		7,852
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	140		9,402
WellPoint, Inc. (Healthcare - Services)	392		27,009
Wells Fargo & Co. (Banks)	5,824		150,900
Western Digital Corp.* (Computers)	252		6,713
Western Union Co. (Commercial Services)	686		11,984
Weyerhaeuser Co. (REIT)	588		10,572
Whirlpool Corp. (Home Furnishings)	84		4,268
Whole Foods Market, Inc. (Food)	168		12,116
Windstream Corp. (Telecommunications)	560		6,815
Wisconsin Energy Corp. (Electric)	252		8,172
Wyndham Worldwide Corp. (Lodging)	182		6,128
Wynn Resorts, Ltd. (Lodging)	84		11,155
Xcel Energy, Inc. (Electric)	532		13,752
Xerox Corp. (Office/Business Equipment)	1,540		12,597
Xilinx, Inc. (Semiconductors)	294		9,837
XL Group PLC (Insurance)	364		7,913
Xylem, Inc.* (Machinery - Diversified)	196		5,241
Yahoo!, Inc.* (Internet)	1,386		21,677
YUM! Brands, Inc. (Retail)	518		27,749
Zimmer Holdings, Inc.* (Healthcare - Products)	210		11,052
Zions Bancorp (Banks)	210		3,646

TOTAL COMMON STOCKS (Cost $5,320,482)			12,579,556

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $4)			2

	Principal Amount		Value
Repurchase Agreements(b)(c) (72.9%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $39,023,038	$39,023,000		$39,023,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,023,000)			39,023,000

TOTAL INVESTMENT SECURITIES
(Cost $44,343,486) — 96.4%			51,602,558
Net other assets (liabilities) — 3.6%			1,928,196

NET ASSETS — 100.0%			$53,530,754

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,085,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $7,302,263)	117	$322,784

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$15,920,314	$(397,913)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	17,683,545	(370,541)
		$(768,454)

Bull ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$18,743	NM
Aerospace/Defense	249,811	0.5%
Agriculture	250,994	0.5%
Airlines	7,541	NM
Apparel	86,081	0.2%
Auto Manufacturers	66,447	0.1%
Auto Parts & Equipment	28,715	0.1%
Banks	820,339	1.5%
Beverages	330,212	0.6%
Biotechnology	165,705	0.3%
Building Materials	3,763	NM
Chemicals	283,034	0.5%
Coal	29,585	0.1%
Commercial Services	197,280	0.4%
Computers	923,414	1.7%
Cosmetics/Personal Care	262,689	0.5%
Distribution/Wholesale	33,905	0.1%
Diversified Financial Services	217,401	0.4%
Electric	424,203	0.8%
Electrical Components & Equipment	43,549	0.1%
Electronics	80,461	0.2%
Energy - Alternate Sources	3,484	NM
Engineering & Construction	16,575	NM
Entertainment	5,664	NM
Environmental Control	35,210	0.1%
Food	253,746	0.5%
Forest Products & Paper	25,119	NM
Gas	34,166	0.1%
Hand/Machine Tools	15,378	NM
Healthcare - Products	431,103	0.8%
Healthcare - Services	162,165	0.3%
Holding Companies - Diversified	6,010	NM
Home Builders	8,396	NM
Home Furnishings	7,893	NM
Household Products/Wares	42,605	0.1%
Housewares	4,766	NM
Insurance	466,107	0.9%
Internet	387,229	0.7%
Iron/Steel	33,881	0.1%
Leisure Time	28,093	0.1%
Lodging	37,527	0.1%
Machinery - Construction & Mining	77,210	0.1%
Machinery - Diversified	85,879	0.2%
Media	377,343	0.7%
Metal Fabricate/Hardware	25,125	0.1%
Mining	97,439	0.2%
Miscellaneous Manufacturing	452,584	0.8%
Office/Business Equipment	17,162	NM
Oil & Gas	1,219,836	2.3%
Oil & Gas Services	232,239	0.4%
Packaging & Containers	16,335	NM
Pharmaceuticals	647,079	1.2%
Pipelines	69,710	0.1%
REIT	221,375	0.4%
Real Estate	6,472	NM
Retail	758,275	1.4%
Savings & Loans	9,030	NM
Semiconductors	309,169	0.6%
Software	506,893	1.0%
Telecommunications	663,263	1.2%
Textiles	3,766	NM
Toys/Games/Hobbies	16,003	NM
Transportation	238,382	0.4%
Other**	40,951,196	76.5%
Total	$53,530,754	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (21.3%)
99 Cents Only Stores* (Retail)	306	$6,671
Aaron’s, Inc. (Commercial Services)	510	13,648
ACI Worldwide, Inc.* (Software)	204	6,257
Acuity Brands, Inc. (Electrical Components & Equipment)	306	14,168
Acxiom Corp.* (Software)	510	6,727
ADTRAN, Inc. (Telecommunications)	408	13,709
Advance Auto Parts, Inc. (Retail)	459	29,867
Advent Software, Inc.* (Software)	204	5,590
Aecom Technology Corp.* (Engineering & Construction)	765	16,004
Aeropostale, Inc.* (Retail)	510	6,967
Affiliated Managers Group, Inc.* (Diversified Financial Services)	357	33,062
AGCO Corp.* (Machinery - Diversified)	612	26,824
AGL Resources, Inc. (Gas)	510	21,389
Alaska Air Group, Inc.* (Airlines)	255	16,965
Albemarle Corp. (Chemicals)	612	32,613
Alexander & Baldwin, Inc. (Transportation)	255	10,585
Alexandria Real Estate Equities, Inc. (REIT)	408	26,965
Alliance Data Systems Corp.* (Commercial Services)	306	31,347
Alliant Energy Corp. (Electric)	714	29,117
Alliant Techsystems, Inc. (Aerospace/Defense)	204	11,848
Allscripts Healthcare Solutions, Inc.* (Software)	1,224	23,440
AMC Networks, Inc. - Class A* (Media)	357	11,645
American Campus Communities, Inc. (REIT)	459	17,869
American Eagle Outfitters, Inc. (Retail)	1,275	16,741
American Financial Group, Inc. (Insurance)	510	18,273
American Greetings Corp. - Class A (Household Products/Wares)	255	4,083
AMERIGROUP Corp.* (Healthcare - Services)	306	17,023
Ametek, Inc. (Electrical Components & Equipment)	1,071	42,326
Ann, Inc.* (Retail)	357	9,510
ANSYS, Inc.* (Software)	612	33,268
AOL, Inc.* (Internet)	714	10,082
Apollo Investment Corp. (Investment Companies)	1,275	10,557
AptarGroup, Inc. (Miscellaneous Manufacturing)	408	19,572
Aqua America, Inc. (Water)	918	20,370
Arch Coal, Inc. (Coal)	1,377	25,089
Arrow Electronics, Inc.* (Electronics)	765	27,578
Arthur J. Gallagher & Co. (Insurance)	714	22,063
Ascena Retail Group, Inc.* (Retail)	459	13,265
Ashland, Inc. (Chemicals)	510	27,010
Aspen Insurance Holdings, Ltd. (Insurance)	459	12,159
Associated Banc-Corp. (Banks)	1,122	12,510
Astoria Financial Corp. (Savings & Loans)	561	4,656
Atmel Corp.* (Semiconductors)	3,009	31,775
Atmos Energy Corp. (Gas)	561	19,254
Atwood Oceanics, Inc.* (Oil & Gas)	357	15,258
Avnet, Inc.* (Electronics)	969	29,370
Bally Technologies, Inc.* (Entertainment)	306	11,099
BancorpSouth, Inc. (Banks)	459	4,484
Bank of Hawaii Corp. (Banks)	306	12,922
Barnes & Noble, Inc. (Retail)	255	3,129
BE Aerospace, Inc.* (Aerospace/Defense)	663	25,015
Bill Barrett Corp.* (Oil & Gas)	306	12,730
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	102	10,154
Black Hills Corp. (Electric)	255	8,596
Bob Evans Farms, Inc. (Retail)	204	6,712
BorgWarner, Inc.* (Auto Parts & Equipment)	714	54,614
BRE Properties, Inc. - Class A (REIT)	510	25,561
Brinker International, Inc. (Retail)	561	12,847
Broadridge Financial Solutions, Inc. (Software)	816	18,156
Brown & Brown, Inc. (Insurance)	765	16,891
Cabot Corp. (Chemicals)	408	12,313
Cadence Design Systems, Inc.* (Computers)	1,734	19,195
Camden Property Trust (REIT)	459	27,834
CARBO Ceramics, Inc. (Oil & Gas Services)	153	20,785
Career Education Corp.* (Commercial Services)	408	6,581
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	408	17,022
Carpenter Technology Corp. (Iron/Steel)	306	17,356
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	306	16,821
Cathay Bancorp, Inc. (Banks)	510	7,135
Charles River Laboratories International, Inc.* (Biotechnology)	357	11,524
Cheesecake Factory, Inc.* (Retail)	357	9,992
Chico’s FAS, Inc. (Retail)	1,122	13,868
Church & Dwight, Inc. (Household Products/Wares)	918	40,557
Ciena Corp.* (Telecommunications)	612	8,066
Cimarex Energy Co. (Oil & Gas)	561	35,904
City National Corp. (Banks)	306	12,981
Clean Harbors, Inc.* (Environmental Control)	306	17,831
Cleco Corp. (Electric)	408	15,043
Collective Brands, Inc.* (Retail)	408	5,961
Commerce Bancshares, Inc. (Banks)	510	19,788
Commercial Metals Co. (Metal Fabricate/Hardware)	765	9,509
Community Health Systems, Inc.* (Healthcare - Services)	612	10,698
Compass Minerals International, Inc. (Mining)	204	15,518
Comstock Resources, Inc.* (Oil & Gas)	306	5,581
Con-way, Inc. (Transportation)	357	10,521
Concur Technologies, Inc.* (Software)	306	14,235

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp.* (Commercial Services)	765	$8,186
Copart, Inc.* (Retail)	357	15,547
CoreLogic, Inc.* (Commercial Services)	714	8,689
Corn Products International, Inc. (Food)	510	24,735
Corporate Office Properties Trust (REIT)	459	11,131
Corrections Corp. of America* (Commercial Services)	714	15,872
Cousins Properties, Inc. (REIT)	663	4,349
Covance, Inc.* (Healthcare - Services)	408	20,698
Crane Co. (Miscellaneous Manufacturing)	306	13,498
Cree Research, Inc.* (Semiconductors)	765	20,380
Cullen/Frost Bankers, Inc. (Banks)	408	20,008
Cypress Semiconductor Corp. (Semiconductors)	1,122	21,441
Cytec Industries, Inc. (Chemicals)	306	13,669
Deckers Outdoor Corp.* (Apparel)	255	29,386
Deluxe Corp. (Commercial Services)	306	7,228
Dick’s Sporting Goods, Inc.* (Retail)	612	23,923
Diebold, Inc. (Computers)	408	13,170
Digital River, Inc.* (Internet)	255	4,674
Dollar Tree, Inc.* (Retail)	816	65,247
Domtar Corp. (Forest Products & Paper)	255	20,887
Donaldson Co., Inc. (Miscellaneous Manufacturing)	510	32,665
DPL, Inc. (Electric)	765	23,218
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	459	8,514
Dresser-Rand Group, Inc.* (Oil & Gas Services)	510	24,684
Dril-Quip, Inc.* (Oil & Gas Services)	204	13,280
DST Systems, Inc. (Computers)	204	10,239
Duke Realty Corp. (REIT)	1,632	20,041
East West Bancorp, Inc. (Banks)	969	18,866
Eaton Vance Corp. (Diversified Financial Services)	765	20,112
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	765	24,717
Energen Corp. (Oil & Gas)	459	22,519
Energizer Holdings, Inc.* (Electrical Components & Equipment)	459	33,870
Equinix, Inc.* (Internet)	306	29,379
Equity One, Inc. (REIT)	408	6,997
Essex Property Trust, Inc. (REIT)	204	29,123
Esterline Technologies Corp.* (Aerospace/Defense)	204	11,404
Everest Re Group, Ltd. (Insurance)	357	32,101
Exterran Holdings, Inc.* (Oil & Gas Services)	408	3,876
FactSet Research Systems, Inc. (Media)	306	30,423
Fair Isaac Corp. (Software)	255	6,974
Fairchild Semiconductor International, Inc.* (Semiconductors)	816	12,216
Federal Realty Investment Trust (REIT)	408	36,214
Fidelity National Title Group, Inc. - Class A (Insurance)	1,428	22,048
First American Financial Corp. (Insurance)	663	7,956
First Niagara Financial Group, Inc. (Savings & Loans)	1,887	17,342
FirstMerit Corp. (Banks)	714	10,003
Flowers Foods, Inc. (Food)	714	14,416
Foot Locker, Inc. (Retail)	969	21,182
Forest Oil Corp.* (Oil & Gas)	765	8,920
Fortune Brands Home & Security, Inc.* (Building Materials)	969	14,080
Fossil, Inc.* (Distribution/Wholesale)	357	37,007
FTI Consulting, Inc.* (Commercial Services)	255	10,050
Fulton Financial Corp. (Banks)	1,275	12,036
Gardner Denver, Inc. (Machinery - Diversified)	357	27,607
Gartner Group, Inc.* (Commercial Services)	612	23,574
GATX Corp. (Trucking & Leasing)	306	11,622
Gen-Probe, Inc.* (Healthcare - Products)	306	18,391
General Cable Corp.* (Electrical Components & Equipment)	357	10,010
Gentex Corp. (Electronics)	918	27,650
Global Payments, Inc. (Commercial Services)	510	23,419
Graco, Inc. (Machinery - Diversified)	408	17,520
Granite Construction, Inc. (Engineering & Construction)	204	4,590
Great Plains Energy, Inc. (Electric)	867	17,982
Green Mountain Coffee Roasters, Inc.* (Beverages)	816	53,056
Greenhill & Co., Inc. (Diversified Financial Services)	204	7,707
Greif, Inc. - Class A (Packaging & Containers)	204	9,135
GUESS?, Inc. (Retail)	408	13,460
Hancock Holding Co. (Banks)	561	16,998
Hanesbrands, Inc.* (Apparel)	612	16,138
Hanover Insurance Group, Inc. (Insurance)	306	11,677
Hansen Natural Corp.* (Beverages)	510	45,436
Harsco Corp. (Miscellaneous Manufacturing)	510	11,756
Hawaiian Electric Industries, Inc. (Electric)	612	15,502
HCC Insurance Holdings, Inc. (Insurance)	714	19,000
Health Management Associates, Inc. - Class A* (Healthcare - Services)	1,632	14,296
Health Net, Inc.* (Healthcare - Services)	561	15,590
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	663	11,974
Henry Schein, Inc.* (Healthcare - Products)	612	42,424
Herman Miller, Inc. (Office Furnishings)	357	7,372
Highwoods Properties, Inc. (REIT)	459	14,220
Hill-Rom Holdings, Inc. (Healthcare - Products)	408	13,737
HNI Corp. (Office Furnishings)	306	7,359

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HollyFrontier Corp. (Oil & Gas)	1,377	$42,260
Hologic, Inc.* (Healthcare - Products)	1,683	27,130
Home Properties, Inc. (REIT)	306	18,023
Hospitality Properties Trust (REIT)	816	19,608
Hubbell, Inc. - Class B (Electrical Components & Equipment)	408	24,394
Huntington Ingalls Industries, Inc.* (Shipbuilding)	306	9,027
IDACORP, Inc. (Electric)	306	12,356
IDEX Corp. (Machinery - Diversified)	561	19,887
IDEXX Laboratories, Inc.* (Healthcare - Products)	357	25,700
Informatica Corp.* (Software)	714	32,487
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,020	18,238
Integrated Device Technology, Inc.* (Semiconductors)	969	5,892
International Bancshares Corp. (Banks)	357	6,469
International Rectifier Corp.* (Semiconductors)	459	11,149
International Speedway Corp. - Class A (Entertainment)	204	4,867
Intersil Corp. - Class A (Semiconductors)	816	9,768
Intrepid Potash, Inc.* (Chemicals)	357	9,935
Itron, Inc.* (Electronics)	255	9,381
ITT Corp. (Miscellaneous Manufacturing)	357	6,258
ITT Educational Services, Inc.* (Commercial Services)	153	9,480
ITT Exelis, Inc.* (Aerospace/Defense)	1,122	12,679
J. Crew Group - Escrowed Security*(a) (Retail)	656	—
J.B. Hunt Transport Services, Inc. (Transportation)	612	25,894
Jack Henry & Associates, Inc. (Computers)	561	18,182
Jefferies Group, Inc. (Diversified Financial Services)	969	12,849
JetBlue Airways Corp.* (Airlines)	1,326	5,940
John Wiley & Sons, Inc. (Media)	306	14,553
Jones Lang LaSalle, Inc. (Real Estate)	306	19,774
Kansas City Southern Industries, Inc.* (Transportation)	714	45,103
KB Home (Home Builders)	459	3,199
KBR, Inc. (Engineering & Construction)	969	27,045
Kemper Corp. (Insurance)	306	8,228
Kennametal, Inc. (Hand/Machine Tools)	510	19,834
Kinetic Concepts, Inc.* (Healthcare - Products)	408	27,903
Kirby Corp.* (Transportation)	357	21,970
Korn/Ferry International* (Commercial Services)	306	4,887
Lam Research Corp.* (Semiconductors)	816	35,080
Lamar Advertising Co.* (Advertising)	357	8,029
Lancaster Colony Corp. (Food)	153	10,178
Landstar System, Inc. (Transportation)	306	13,657
Lender Processing Services, Inc. (Commercial Services)	561	9,846
Lennox International, Inc. (Building Materials)	357	11,492
Liberty Property Trust (REIT)	765	24,480
Life Time Fitness, Inc.* (Leisure Time)	255	10,998
LifePoint Hospitals, Inc.* (Healthcare - Services)	357	13,802
Lincare Holdings, Inc. (Healthcare - Services)	612	14,413
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	561	20,420
LKQ Corp.* (Distribution/Wholesale)	969	28,275
Louisiana-Pacific Corp.* (Building Materials)	867	5,766
M.D.C. Holdings, Inc. (Home Builders)	255	5,712
Mack-Cali Realty Corp. (REIT)	561	15,742
Manpower, Inc. (Commercial Services)	510	22,001
ManTech International Corp. - Class A (Software)	153	5,375
Martin Marietta Materials (Building Materials)	306	22,084
Masimo Corp. (Healthcare - Products)	408	8,437
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	204	7,169
MDU Resources Group, Inc. (Electric)	1,224	25,227
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	408	15,622
Mednax, Inc.* (Healthcare - Services)	306	20,135
Mentor Graphics Corp.* (Computers)	612	6,952
Mercury General Corp. (Insurance)	255	11,042
Meredith Corp. (Media)	255	6,842
Mettler Toledo International, Inc.* (Electronics)	204	31,334
Micros Systems, Inc.* (Computers)	510	25,102
Mine Safety Appliances Co. (Environmental Control)	204	6,844
Minerals Technologies, Inc. (Chemicals)	102	5,594
Mohawk Industries, Inc.* (Textiles)	357	18,796
MSC Industrial Direct Co. - Class A (Retail)	306	20,811
MSCI, Inc. - Class A* (Software)	765	25,543
National Fuel Gas Co. (Gas)	561	34,384
National Instruments Corp. (Electronics)	612	16,347
NCR Corp.* (Computers)	1,020	19,421
NeuStar, Inc.* (Telecommunications)	459	14,592
New York Community Bancorp (Savings & Loans)	2,856	38,013
NewMarket Corp. (Chemicals)	51	9,901
Nordson Corp. (Machinery - Diversified)	408	18,919
Northern Oil and Gas, Inc.* (Oil & Gas)	408	9,861
NSTAR (Electric)	663	29,895
NV Energy, Inc. (Electric)	1,530	24,541
NVR, Inc.* (Home Builders)	51	32,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc. (Oil & Gas Services)	714	$29,867
Office Depot, Inc.* (Retail)	1,836	4,204
OGE Energy Corp. (Electric)	612	31,665
Oil States International, Inc.* (Oil & Gas Services)	357	24,851
Old Republic International Corp. (Insurance)	1,632	14,427
Olin Corp. (Chemicals)	510	9,619
OMEGA Healthcare Investors, Inc. (REIT)	663	11,775
Omnicare, Inc. (Pharmaceuticals)	765	22,812
Oshkosh Truck Corp.* (Auto Manufacturers)	612	12,766
Owens & Minor, Inc. (Distribution/Wholesale)	408	12,207
Packaging Corp. of America (Packaging & Containers)	663	17,291
Panera Bread Co. - Class A* (Retail)	204	27,273
Parametric Technology Corp.* (Software)	765	15,935
Patriot Coal Corp.* (Coal)	612	7,687
Patterson-UTI Energy, Inc. (Oil & Gas)	1,020	20,726
Pentair, Inc. (Miscellaneous Manufacturing)	663	23,835
Perrigo Co. (Pharmaceuticals)	612	55,251
PetSmart, Inc. (Retail)	714	33,522
Pharmaceutical Product Development, Inc. (Commercial Services)	714	23,555
Plains Exploration & Production Co.* (Oil & Gas)	918	28,917
Plantronics, Inc. (Telecommunications)	306	10,223
PNM Resources, Inc. (Electric)	561	10,087
Polaris Industries, Inc. (Leisure Time)	459	29,073
Polycom, Inc.* (Telecommunications)	1,122	18,547
Potlatch Corp. (REIT)	255	8,282
Prosperity Bancshares, Inc. (Banks)	306	11,778
Protective Life Corp. (Insurance)	561	10,435
PVH Corp. (Retail)	459	34,154
QLogic Corp.* (Semiconductors)	663	9,262
Quest Software, Inc.* (Software)	357	6,280
Questar Corp. (Gas)	1,173	22,604
Quicksilver Resources, Inc.* (Oil & Gas)	765	5,891
Rackspace Hosting, Inc.* (Internet)	663	27,442
RadioShack Corp. (Retail)	663	7,896
Ralcorp Holdings, Inc.* (Food)	357	28,860
Raymond James Financial Corp. (Diversified Financial Services)	663	20,135
Rayonier, Inc. (REIT)	765	31,923
Realty Income Corp. (REIT)	816	27,263
Regal-Beloit Corp. (Hand/Machine Tools)	255	13,548
Regency Centers Corp. (REIT)	561	22,979
Regis Corp. (Retail)	357	5,841
Reinsurance Group of America, Inc. (Insurance)	459	23,974
Reliance Steel & Aluminum Co. (Iron/Steel)	510	22,537
Rent-A-Center, Inc. (Commercial Services)	408	13,933
ResMed, Inc.* (Healthcare - Products)	969	27,423
RF Micro Devices, Inc.* (Telecommunications)	1,785	13,102
Riverbed Technology, Inc.* (Computers)	1,020	28,132
Rock-Tenn Co. - Class A (Packaging & Containers)	459	27,168
Rollins, Inc. (Commercial Services)	408	8,886
Rovi Corp.* (Semiconductors)	714	35,372
RPM, Inc. (Chemicals)	867	19,481
Ruddick Corp. (Food)	306	13,375
Saks, Inc.* (Retail)	1,020	10,781
Scholastic Corp. (Media)	153	4,108
Scientific Games Corp. - Class A* (Entertainment)	357	3,102
SEI Investments Co. (Commercial Services)	969	15,688
Semtech Corp.* (Semiconductors)	408	9,963
Senior Housing Properties Trust (REIT)	1,020	22,889
Sensient Technologies Corp. (Chemicals)	306	11,310
Service Corp. International (Commercial Services)	1,530	15,300
Shaw Group, Inc.* (Engineering & Construction)	459	10,676
Silgan Holdings, Inc. (Packaging & Containers)	306	11,487
Silicon Laboratories, Inc.* (Semiconductors)	306	13,082
Skyworks Solutions, Inc.* (Semiconductors)	1,224	24,247
SL Green Realty Corp. (REIT)	561	38,703
SM Energy Co. (Oil & Gas)	408	33,827
Smithfield Foods, Inc.* (Food)	1,071	24,483
Solera Holdings, Inc. (Software)	459	25,075
Sonoco Products Co. (Packaging & Containers)	663	20,812
Sotheby’s (Commercial Services)	459	16,166
Southern Union Co. (Gas)	816	34,296
SPX Corp. (Miscellaneous Manufacturing)	306	16,711
StanCorp Financial Group, Inc. (Insurance)	306	10,386
Steel Dynamics, Inc. (Iron/Steel)	1,428	17,836
STERIS Corp. (Healthcare - Products)	408	12,640
Strayer Education, Inc. (Commercial Services)	102	8,691
Superior Energy Services, Inc.* (Oil & Gas Services)	510	14,341
SVB Financial Group* (Banks)	255	11,715
Synopsys, Inc.* (Computers)	918	24,612
Synovus Financial Corp. (Banks)	5,151	7,727
Taubman Centers, Inc. (REIT)	357	21,859
TCF Financial Corp. (Banks)	1,020	10,853
Tech Data Corp.* (Electronics)	306	15,049
Techne Corp. (Healthcare - Products)	255	17,544
Teleflex, Inc. (Healthcare - Products)	255	15,264
Telephone & Data Systems, Inc. (Telecommunications)	612	14,186
Temple-Inland, Inc. (Packaging & Containers)	714	22,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Terex Corp.* (Machinery - Construction & Mining)	714	$11,881
The Brink’s Co. (Miscellaneous Manufacturing)	306	8,504
The Cooper Cos., Inc. (Healthcare - Products)	306	21,206
The Corporate Executive Board Co. (Commercial Services)	204	7,464
The Macerich Co. (REIT)	867	43,142
The New York Times Co. - Class A* (Media)	765	5,829
The Ryland Group, Inc. (Home Builders)	306	4,131
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	306	14,844
The Timken Co. (Metal Fabricate/Hardware)	561	23,629
The Warnaco Group, Inc.* (Apparel)	255	12,521
The Wendy’s Co. (Retail)	1,938	9,806
Thomas & Betts Corp.* (Electronics)	357	17,739
Thor Industries, Inc. (Home Builders)	306	8,091
Thoratec Corp.* (Healthcare - Products)	408	14,896
Tibco Software, Inc.* (Internet)	1,071	30,941
Tidewater, Inc. (Transportation)	357	17,575
Toll Brothers, Inc.* (Home Builders)	969	16,899
Tootsie Roll Industries, Inc. (Food)	153	3,790
Towers Watson & Co. - Class A (Commercial Services)	357	23,455
Tractor Supply Co. (Retail)	459	32,561
Transatlantic Holdings, Inc. (Insurance)	408	21,232
Trimble Navigation, Ltd.* (Electronics)	816	32,975
Trinity Industries, Inc. (Miscellaneous Manufacturing)	510	13,908
Triumph Group, Inc. (Aerospace/Defense)	255	14,815
Trustmark Corp. (Banks)	408	9,033
Tupperware Corp. (Household Products/Wares)	408	23,068
tw telecom, Inc.* (Telecommunications)	969	17,926
UDR, Inc. (REIT)	1,428	35,600
UGI Corp. (Gas)	714	20,470
Under Armour, Inc. - Class A* (Apparel)	255	21,525
Unit Corp.* (Oil & Gas)	255	12,510
United Rentals, Inc.* (Commercial Services)	408	9,551
United Therapeutics Corp.* (Biotechnology)	357	15,612
Universal Corp. (Agriculture)	153	6,551
Universal Health Services, Inc. - Class B (Healthcare - Services)	612	24,462
URS Corp.* (Engineering & Construction)	510	18,207
UTI Worldwide, Inc. (Transportation)	663	9,686
Valassis Communications, Inc.* (Commercial Services)	306	5,976
Valley National Bancorp (Banks)	1,122	13,464
Valmont Industries, Inc. (Metal Fabricate/Hardware)	153	13,120
Valspar Corp. (Chemicals)	612	21,340
ValueClick, Inc.* (Internet)	561	9,874
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	510	32,013
VCA Antech, Inc.* (Pharmaceuticals)	561	11,400
Vectren Corp. (Gas)	510	14,474
VeriFone Systems, Inc.* (Software)	663	27,985
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,326	52,496
Vishay Intertechnology, Inc.* (Electronics)	1,020	10,965
W.R. Berkley Corp. (Insurance)	714	24,854
Wabtec Corp. (Machinery - Diversified)	306	20,557
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	561	15,557
Washington Federal, Inc. (Savings & Loans)	714	9,746
Waste Connections, Inc. (Environmental Control)	714	24,312
Watsco, Inc. (Distribution/Wholesale)	204	12,579
Webster Financial Corp. (Banks)	459	9,015
Weingarten Realty Investors (REIT)	765	17,756
WellCare Health Plans, Inc.* (Healthcare - Services)	255	12,498
Werner Enterprises, Inc. (Transportation)	306	7,252
Westamerica Bancorp (Banks)	204	9,143
Westar Energy, Inc. (Electric)	765	20,854
WGL Holdings, Inc. (Gas)	357	15,283
Williams Sonoma, Inc. (Retail)	663	24,889
WMS Industries, Inc.* (Leisure Time)	357	7,822
Woodward, Inc. (Electronics)	408	13,823
Worthington Industries, Inc. (Metal Fabricate/Hardware)	357	6,169
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	357	12,759

TOTAL COMMON STOCKS (Cost $4,853,221)		7,076,995

	Principal Amount	Value
Repurchase Agreements(b)(c) (80.4%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $26,654,026	$26,654,000	$26,654,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,654,000)		26,654,000

TOTAL INVESTMENT SECURITIES (Cost $31,507,221) — 101.7%		33,730,995
Net other assets (liabilities) — (1.7)%		(571,709)

NET ASSETS — 100.0%		$33,159,286

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on October 31, 2011.

See accompanying notes to schedules of portfolio investments.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,161,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $2,567,370)	29	$65,381

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$13,293,755	$(365,588)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	10,272,199	(285,872)
		$(651,460)

Mid-Cap ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$8,029	NM
Aerospace/Defense	75,761	0.2%
Agriculture	6,551	NM
Airlines	22,905	0.1%
Apparel	79,570	0.2%
Auto Manufacturers	12,766	NM
Auto Parts & Equipment	54,614	0.2%
Banks	236,928	0.7%
Beverages	98,492	0.3%
Biotechnology	89,786	0.3%
Building Materials	53,422	0.2%
Chemicals	172,785	0.5%
Coal	32,776	0.1%
Commercial Services	343,473	1.0%
Computers	165,005	0.5%
Distribution/Wholesale	108,306	0.3%
Diversified Financial Services	109,422	0.3%
Electric	264,083	0.8%
Electrical Components & Equipment	124,768	0.4%
Electronics	232,211	0.7%
Engineering & Construction	76,522	0.2%
Entertainment	27,582	0.1%
Environmental Control	48,987	0.2%
Food	119,837	0.4%
Forest Products & Paper	20,887	0.1%
Gas	182,154	0.6%
Hand/Machine Tools	53,802	0.2%
Healthcare - Products	272,695	0.8%
Healthcare - Services	163,615	0.5%
Home Builders	70,812	0.2%
Household Products/Wares	82,552	0.3%
Insurance	286,746	0.9%
Internet	112,392	0.3%
Investment Companies	10,557	NM
Iron/Steel	57,729	0.2%
Leisure Time	47,893	0.1%
Machinery - Construction & Mining	11,881	NM
Machinery - Diversified	144,073	0.4%
Media	73,400	0.2%
Metal Fabricate/Hardware	52,427	0.2%
Mining	15,518	NM
Miscellaneous Manufacturing	170,898	0.5%
Office Furnishings	14,731	NM
Oil & Gas	254,904	0.8%
Oil & Gas Services	143,658	0.4%
Packaging & Containers	108,605	0.3%
Pharmaceuticals	146,623	0.4%
REIT	580,328	1.8%
Real Estate	19,774	0.1%
Retail	486,627	1.5%
Savings & Loans	69,757	0.2%
Semiconductors	271,640	0.8%
Shipbuilding	9,027	NM
Software	253,327	0.8%
Telecommunications	110,351	0.3%
Textiles	18,796	0.1%
Transportation	162,243	0.5%
Trucking & Leasing	11,622	NM
Water	20,370	0.1%
Other**	26,082,291	78.7%
Total	$33,159,286	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (20.4%)
1st Source Corp. (Banks)	186	$4,471
3D Systems Corp.* (Computers)	186	3,026
99 Cents Only Stores* (Retail)	186	4,055
A123 Systems, Inc.* (Electrical Components & Equipment)	465	1,595
AAON, Inc. (Building Materials)	124	2,625
AAR Corp. (Aerospace/Defense)	186	3,707
Abaxis, Inc.* (Healthcare - Products)	124	3,479
ABIOMED, Inc.* (Healthcare - Products)	155	2,334
ABM Industries, Inc. (Commercial Services)	279	5,641
AboveNet, Inc. (Internet)	124	7,359
Acacia Research Corp.* (Media)	217	8,645
Acadia Realty Trust (REIT)	62	1,285
Accelrys, Inc.* (Software)	496	3,288
Acco Brands Corp.* (Household Products/Wares)	248	1,704
Accretive Health, Inc.* (Commercial Services)	186	4,429
Accuray, Inc.* (Healthcare - Products)	310	1,240
Accuride Corp.* (Auto Parts & Equipment)	124	784
ACI Worldwide, Inc.* (Software)	217	6,655
Acorda Therapeutics, Inc.* (Biotechnology)	186	4,062
Actuant Corp. - Class A (Miscellaneous Manufacturing)	310	6,975
Acuity Brands, Inc. (Electrical Components & Equipment)	186	8,612
Acxiom Corp.* (Software)	310	4,089
ADTRAN, Inc. (Telecommunications)	248	8,333
Advance America Cash Advance Centers, Inc. (Commercial Services)	310	2,613
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	217	2,027
Advent Software, Inc.* (Software)	155	4,247
Advisory Board Co.* (Commercial Services)	62	3,798
Aegion Corp.* (Engineering & Construction)	186	2,751
Aeroflex Holding Corp.* (Semiconductors)	62	675
Aeropostale, Inc.* (Retail)	372	5,082
Aerovironment, Inc.* (Aerospace/Defense)	62	2,048
AFC Enterprises, Inc.* (Retail)	155	2,125
Affymetrix, Inc.* (Healthcare - Products)	310	1,733
Air Methods Corp.* (Healthcare - Services)	62	5,011
Air Transport Services Group, Inc.* (Transportation)	279	1,546
Aircastle, Ltd. (Trucking & Leasing)	310	3,760
Akorn, Inc.* (Pharmaceuticals)	279	2,508
Alaska Air Group, Inc.* (Airlines)	155	10,312
Alaska Communications Systems Group, Inc. (Telecommunications)	310	2,192
Albany International Corp. - Class A (Machinery - Diversified)	155	3,501
Align Technology, Inc.* (Healthcare - Products)	279	6,425
Alkermes PLC* (Pharmaceuticals)	434	7,591
Allegiant Travel Co.* (Airlines)	62	3,222
ALLETE, Inc. (Electric)	155	6,124
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	279	2,265
Alterra Capital Holdings, Ltd. (Insurance)	434	9,409
Altra Holdings, Inc.* (Machinery - Diversified)	155	2,279
AMAG Pharmaceuticals, Inc.* (Biotechnology)	124	1,750
AMCOL International Corp. (Mining)	124	3,744
Amedisys, Inc.* (Healthcare - Services)	155	2,035
AMERCO* (Trucking & Leasing)	31	2,347
American Assets Trust, Inc. (REIT)	186	3,770
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	341	3,304
American Campus Communities, Inc. (REIT)	248	9,655
American Equity Investment Life Holding Co. (Insurance)	372	4,032
American Greetings Corp. - Class A (Household Products/Wares)	248	3,970
American Public Education, Inc.* (Commercial Services)	93	3,330
American Science & Engineering, Inc. (Electronics)	62	4,217
American States Water Co. (Water)	155	5,416
American Superconductor Corp.* (Electrical Components & Equipment)	217	946
American Vanguard Corp. (Chemicals)	124	1,534
Amerigon, Inc.* (Auto Parts & Equipment)	155	2,378
Amerisafe, Inc.* (Insurance)	155	3,340
Ameristar Casinos, Inc. (Lodging)	155	2,868
Amkor Technology, Inc.* (Semiconductors)	372	1,800
AMN Healthcare Services, Inc.* (Commercial Services)	217	1,029
AmSurg Corp.* (Healthcare - Services)	186	4,711
AmTrust Financial Services, Inc. (Insurance)	93	2,360
Amyris, Inc.* (Energy - Alternate Sources)	93	1,907
Analogic Corp. (Electronics)	93	5,029
Ancestry.com, Inc.* (Internet)	155	3,529
AngioDynamics, Inc.* (Healthcare - Products)	155	2,389
Anixter International, Inc.* (Telecommunications)	124	7,278
Ann, Inc.* (Retail)	217	5,781
Anworth Mortgage Asset Corp. (REIT)	992	6,398
Apco Oil & Gas International, Inc. (Oil & Gas)	62	5,146

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	186	$2,031
Apollo Investment Corp. (Investment Companies)	961	7,957
Applied Industrial Technologies, Inc. (Machinery - Diversified)	186	6,253
Applied Micro Circuits Corp.* (Semiconductors)	403	2,716
Approach Resources, Inc.* (Oil & Gas)	124	3,027
Arbitron, Inc. (Commercial Services)	124	4,927
Ardea Biosciences, Inc.* (Pharmaceuticals)	93	1,852
Argo Group International Holdings, Ltd. (Insurance)	124	3,744
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	620	7,211
Arkansas Best Corp. (Transportation)	124	2,554
ARMOUR Residential REIT, Inc. (REIT)	217	1,552
ArQule, Inc.* (Biotechnology)	372	2,161
Arris Group, Inc.* (Telecommunications)	527	5,671
ArthroCare Corp.* (Healthcare - Products)	124	3,739
Artio Global Investors, Inc. (Diversified Financial Services)	124	908
Aruba Networks, Inc.* (Telecommunications)	372	8,813
Asbury Automotive Group, Inc.* (Retail)	124	2,313
Ascena Retail Group, Inc.* (Retail)	279	8,063
Ascent Media Corp. - Class A* (Entertainment)	93	4,231
Ashford Hospitality Trust (REIT)	186	1,655
Aspen Technology, Inc.* (Software)	372	6,450
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	124	1,762
Associated Estates Realty Corp. (REIT)	341	5,790
Astec Industries, Inc.* (Machinery - Construction & Mining)	155	5,154
Astoria Financial Corp. (Savings & Loans)	434	3,602
athenahealth, Inc.* (Software)	186	9,841
Atlantic Power Corp. (Electric)	341	4,604
Atlantic Tele-Network, Inc. (Telecommunications)	62	2,353
Atlas Air Worldwide Holdings, Inc.* (Transportation)	124	4,776
ATMI, Inc.* (Semiconductors)	124	2,530
ATP Oil & Gas Corp.* (Oil & Gas)	248	2,616
Atrion Corp. (Healthcare - Products)	31	6,975
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	217	3,377
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	589	1,761
Aveo Phamaceuticals, Inc.* (Biotechnology)	155	2,489
Avid Technology, Inc.* (Software)	155	961
Avis Budget Group, Inc.* (Commercial Services)	496	6,994
Avista Corp. (Electric)	217	5,523
AZZ, Inc. (Miscellaneous Manufacturing)	62	2,769
B&G Foods, Inc. - Class A (Food)	217	4,605
Badger Meter, Inc. (Electronics)	93	3,045
Balchem Corp. (Chemicals)	186	6,858
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	124	2,015
BancorpSouth, Inc. (Banks)	341	3,332
Bank of the Ozarks, Inc. (Banks)	124	3,084
Barnes & Noble, Inc. (Retail)	124	1,521
Barnes Group, Inc. (Miscellaneous Manufacturing)	279	6,492
Basic Energy Services, Inc.* (Oil & Gas Services)	124	2,274
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	217	3,999
Belden, Inc. (Electrical Components & Equipment)	155	5,003
Belo Corp. - Class A (Media)	403	2,555
Benchmark Electronics, Inc.* (Electronics)	341	4,685
Berkshire Hills Bancorp, Inc. (Savings & Loans)	155	3,103
Berry Petroleum Co. - Class A (Oil & Gas)	217	7,497
BGC Partners, Inc. - Class A (Diversified Financial Services)	434	2,973
Bill Barrett Corp.* (Oil & Gas)	217	9,027
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	155	3,106
BioMed Realty Trust, Inc. (REIT)	527	9,544
BJ’s Restaurants, Inc.* (Retail)	93	4,922
Black Box Corp. (Telecommunications)	155	4,338
Black Hills Corp. (Electric)	186	6,270
Blackbaud, Inc. (Software)	217	6,083
BlackRock Kelso Capital Corp. (Investment Companies)	403	3,442
Blount International, Inc.* (Miscellaneous Manufacturing)	248	3,851
Blue Coat Systems, Inc.* (Internet)	186	2,995
Blue Nile, Inc.* (Internet)	62	2,798
Bob Evans Farms, Inc. (Retail)	155	5,099
Boise, Inc. (Forest Products & Paper)	558	3,376
Boston Beer Co., Inc. - Class A* (Beverages)	31	2,743
Boston Private Financial Holdings, Inc. (Banks)	310	2,350
Bottomline Technologies, Inc.* (Software)	155	3,765
Boyd Gaming Corp.* (Lodging)	310	2,009
BPZ Resources, Inc.* (Oil & Gas)	465	1,390
Brady Corp. - Class A (Electronics)	217	6,666
Bravo Brio Restaurant Group, Inc.* (Retail)	93	1,807
Bridgepoint Education, Inc.* (Commercial Services)	93	2,015
Briggs & Stratton Corp. (Machinery - Diversified)	248	3,621
Brightpoint, Inc.* (Distribution/Wholesale)	341	3,461
Bristow Group, Inc. (Transportation)	186	9,259
BroadSoft, Inc.* (Internet)	124	4,464

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brookline Bancorp, Inc. (Savings & Loans)	310	$2,592
Brooks Automation, Inc. (Semiconductors)	310	3,240
Brown Shoe Co., Inc. (Retail)	186	1,657
Brunswick Corp. (Leisure Time)	403	7,117
Buckeye Technologies, Inc. (Forest Products & Paper)	310	9,374
Buffalo Wild Wings, Inc.* (Retail)	93	6,158
Cabela’s, Inc.* (Retail)	186	4,635
Cabot Microelectronics Corp.* (Semiconductors)	93	3,582
CACI International, Inc. - Class A* (Computers)	124	6,806
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	186	1,084
Cal Dive International, Inc.* (Oil & Gas Services)	465	1,042
Cal-Maine Foods, Inc. (Food)	62	2,066
Calgon Carbon Corp.* (Environmental Control)	279	4,450
California Water Service Group (Water)	248	4,605
Caliper Life Sciences, Inc.* (Healthcare - Products)	279	2,924
Calix, Inc.* (Telecommunications)	155	1,350
Callaway Golf Co. (Leisure Time)	310	1,801
Campus Crest Communities, Inc. (REIT)	186	2,126
Cantel Medical Corp. (Healthcare - Products)	62	1,711
Capella Education Co.* (Commercial Services)	93	3,237
Capital Lease Funding, Inc. (REIT)	465	1,818
Capstead Mortgage Corp. (REIT)	496	6,012
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,395	1,521
Cardinal Financial Corp. (Banks)	248	2,664
Cardtronics, Inc.* (Commercial Services)	186	4,637
Carrizo Oil & Gas, Inc.* (Oil & Gas)	186	5,059
Carter’s, Inc.* (Apparel)	217	8,266
Cascade Corp. (Machinery - Diversified)	62	2,672
Casey’s General Stores, Inc. (Retail)	155	7,680
Cash America International, Inc. (Retail)	155	8,486
Cass Information Systems, Inc. (Banks)	62	2,430
Cathay Bancorp, Inc. (Banks)	372	5,204
Cavium, Inc.* (Semiconductors)	248	8,107
Cbeyond, Inc.* (Telecommunications)	155	1,277
CBL & Associates Properties, Inc. (REIT)	651	10,012
CEC Entertainment, Inc. (Retail)	124	3,921
Cell Therapeutics, Inc.* (Biotechnology)	744	952
Centene Corp.* (Healthcare - Services)	248	8,717
Central European Distribution Corp.* (Beverages)	310	1,674
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	155	1,711
Central Garden & Pet Co. - Class A* (Household Products/Wares)	248	2,180
Central Vermont Public Service Corp. (Electric)	62	2,193
Century Aluminum Co.* (Mining)	279	3,114
Cenveo, Inc.* (Commercial Services)	341	1,279
Cepheid, Inc.* (Healthcare - Products)	310	11,123
Ceradyne, Inc.* (Miscellaneous Manufacturing)	124	4,149
CEVA, Inc.* (Semiconductors)	124	3,853
CH Energy Group, Inc. (Electric)	124	6,846
Charming Shoppes, Inc.* (Retail)	620	2,151
Chart Industries, Inc.* (Machinery - Diversified)	155	8,759
Checkpoint Systems, Inc.* (Electronics)	186	2,465
Cheesecake Factory, Inc.* (Retail)	248	6,942
Chemed Corp. (Commercial Services)	124	7,361
Chemical Financial Corp. (Banks)	403	8,112
Chemtura Corp.* (Chemicals)	465	5,645
Cheniere Energy, Inc.* (Oil & Gas)	341	3,908
Chesapeake Lodging Trust (REIT)	186	2,779
Chesapeake Utilities Corp. (Gas)	62	2,628
Chiquita Brands International, Inc.* (Food)	248	2,202
Churchill Downs, Inc. (Entertainment)	93	4,471
CIBER, Inc.* (Computers)	403	1,402
Cincinnati Bell, Inc.* (Telecommunications)	1,023	3,294
Cinemark Holdings, Inc. (Entertainment)	403	8,330
CIRCOR International, Inc. (Metal Fabricate/Hardware)	62	2,159
Cirrus Logic, Inc.* (Semiconductors)	310	5,158
City Holding Co. (Banks)	93	3,056
Clarcor, Inc. (Miscellaneous Manufacturing)	217	10,520
Clayton Williams Energy, Inc.* (Oil & Gas)	31	2,026
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	279	3,298
Clean Harbors, Inc.* (Environmental Control)	186	10,838
Clearwater Paper Corp.* (Forest Products & Paper)	124	4,108
Cleco Corp. (Electric)	248	9,144
Cloud Peak Energy, Inc.* (Coal)	310	7,114
CNO Financial Group, Inc.* (Insurance)	1,085	6,781
Coca-Cola Bottling Co. (Beverages)	31	1,740
Coeur d’Alene Mines Corp.* (Mining)	434	11,097
Cogent Communications Group, Inc.* (Internet)	217	3,483
Cognex Corp. (Machinery - Diversified)	186	6,304
Cohen & Steers, Inc. (Diversified Financial Services)	62	1,685
Coherent, Inc.* (Electronics)	93	4,740
Cohu, Inc. (Semiconductors)	217	2,407
Coinstar, Inc.* (Retail)	155	7,400
Colfax Corp.* (Miscellaneous Manufacturing)	155	3,915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Collective Brands, Inc.* (Retail)	279	$4,076
Colonial Properties Trust (REIT)	372	7,544
Colony Financial, Inc. (REIT)	248	3,638
Columbia Banking System, Inc. (Banks)	279	5,321
Columbia Sportswear Co. (Apparel)	62	3,332
Columbus McKinnon Corp. NY* (Machinery - Diversified)	155	2,323
Comfort Systems USA, Inc. (Building Materials)	248	2,728
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	186	2,052
Community Bank System, Inc. (Banks)	248	6,339
Community Trust Bancorp, Inc. (Banks)	310	8,782
CommVault Systems, Inc.* (Software)	186	7,920
Compass Diversified Holdings (Holding Companies - Diversified)	248	3,239
Complete Production Services, Inc.* (Oil & Gas Services)	372	12,202
Computer Programs & Systems, Inc. (Software)	62	3,166
comScore, Inc.* (Internet)	155	3,272
Comstock Resources, Inc.* (Oil & Gas)	217	3,958
Comtech Telecommunications Corp. (Telecommunications)	155	5,132
Conceptus, Inc.* (Healthcare - Products)	155	1,786
Concur Technologies, Inc.* (Software)	186	8,653
CONMED Corp.* (Healthcare - Products)	155	4,072
Consolidated Communications Holdings, Inc. (Telecommunications)	372	7,023
Consolidated Graphics, Inc.* (Commercial Services)	62	2,825
Constant Contact, Inc.* (Internet)	155	3,137
Contango Oil & Gas Co.* (Oil & Gas)	62	3,989
Convergys Corp.* (Commercial Services)	496	5,307
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	279	3,998
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	62	2,076
Coresite Realty Corp. (REIT)	124	2,065
Corinthian Colleges, Inc.* (Commercial Services)	434	829
CoStar Group, Inc.* (Commercial Services)	124	7,630
Cousins Properties, Inc. (REIT)	341	2,237
Cracker Barrel Old Country Store, Inc. (Retail)	93	3,942
Credit Acceptance Corp.* (Diversified Financial Services)	31	2,137
CreXus Investment Corp. (REIT)	403	3,853
Crocs, Inc.* (Apparel)	403	7,121
Crosstex Energy, Inc. (Pipelines)	217	2,828
CSG Systems International, Inc.* (Software)	186	2,649
CSR PLCADR* (Semiconductors)	48	547
CTS Corp. (Electronics)	310	2,877
CubeSmart (REIT)	434	4,258
Cubic Corp. (Aerospace/Defense)	62	2,921
Cubist Pharmaceuticals, Inc.* (Biotechnology)	279	10,549
Curtiss-Wright Corp. (Aerospace/Defense)	155	5,081
CVB Financial Corp. (Banks)	434	4,214
CVR Energy, Inc.* (Oil & Gas)	403	9,978
Cyberonics, Inc.* (Healthcare - Products)	155	4,464
Cymer, Inc.* (Electronics)	124	5,388
CYS Investments, Inc. (REIT)	527	6,682
Daktronics, Inc. (Electronics)	186	1,879
Dana Holding Corp.* (Auto Parts & Equipment)	682	9,643
Darling International, Inc.* (Environmental Control)	527	7,389
DCT Industrial Trust, Inc. (REIT)	1,302	6,458
DealerTrack Holdings, Inc.* (Internet)	186	4,034
Delphi Financial Group, Inc. - Class A (Insurance)	279	7,388
Deltic Timber Corp. (Forest Products & Paper)	62	4,197
Deluxe Corp. (Commercial Services)	217	5,126
Denny’s Corp.* (Retail)	651	2,344
DepoMed, Inc.* (Pharmaceuticals)	372	1,667
Dexcom, Inc.* (Healthcare - Products)	310	3,035
DFC Global Corp.* (Commercial Services)	217	4,757
DG Fastchannel, Inc.* (Media)	124	2,311
Diamond Foods, Inc. (Food)	93	6,115
DiamondRock Hospitality Co. (REIT)	868	7,855
Dice Holdings, Inc.* (Internet)	248	2,525
Digi International, Inc.* (Software)	155	1,982
Digital River, Inc.* (Internet)	217	3,978
DigitalGlobe, Inc.* (Telecommunications)	155	3,162
Dime Community Bancshares, Inc. (Savings & Loans)	279	3,326
DineEquity, Inc.* (Retail)	62	2,912
Diodes, Inc.* (Semiconductors)	155	3,467
Dole Food Co., Inc.* (Food)	186	1,968
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	124	7,569
Domino’s Pizza, Inc.* (Retail)	279	8,936
Dorman Products, Inc.* (Auto Parts & Equipment)	93	3,544
Drew Industries, Inc. (Building Materials)	124	2,980
Dril-Quip, Inc.* (Oil & Gas Services)	155	10,090
DTS, Inc.* (Home Furnishings)	93	2,612
Duff & Phelps Corp. - Class A (Diversified Financial Services)	217	2,754
DuPont Fabros Technology, Inc. (REIT)	279	5,800
Dycom Industries, Inc.* (Engineering & Construction)	186	3,614
Dynavax Technologies Corp.* (Biotechnology)	713	1,939
Dynegy, Inc. - Class A* (Electric)	465	1,707
Dynex Capital, Inc. (REIT)	279	2,444

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E.W. Scripps Co.* (Media)	248	$2,068
Eagle Materials, Inc. (Building Materials)	186	3,828
EarthLink, Inc. (Internet)	527	3,694
EastGroup Properties, Inc. (REIT)	93	4,056
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,240	1,376
Ebix, Inc.* (Software)	124	2,122
Echelon Corp.* (Computers)	186	1,257
Education Realty Trust, Inc. (REIT)	372	3,441
El Paso Electric Co. (Electric)	217	6,951
Electro Rent Corp. (Commercial Services)	186	2,989
Electro Scientific Industries, Inc.* (Electronics)	124	1,524
Electronics for Imaging, Inc.* (Computers)	217	3,255
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	93	3,188
EMCOR Group, Inc. (Engineering & Construction)	310	7,772
Emergent Biosolutions, Inc.* (Biotechnology)	124	2,339
Emeritus Corp.* (Healthcare - Services)	186	3,294
Empire District Electric Co. (Electric)	186	3,714
Employers Holdings, Inc. (Insurance)	186	3,017
Emulex Corp.* (Semiconductors)	403	3,377
Encore Capital Group, Inc.* (Diversified Financial Services)	93	2,519
Encore Wire Corp. (Electrical Components & Equipment)	93	2,472
Endeavour International Corp.* (Oil & Gas)	248	2,301
Endologix, Inc.* (Healthcare - Products)	248	2,701
Energy Partners, Ltd.* (Oil & Gas)	217	3,112
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	341	10,015
EnergySolutions, Inc.* (Environmental Control)	341	1,286
EnerNOC, Inc.* (Electric)	124	1,100
EnerSys* (Electrical Components & Equipment)	217	4,889
Ennis, Inc. (Household Products/Wares)	155	2,268
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	93	3,203
Enstar Group, Ltd.* (Insurance)	31	2,851
Entegris, Inc.* (Semiconductors)	589	5,277
Entertainment Properties Trust (REIT)	186	8,333
Entropic Communications, Inc.* (Semiconductors)	372	2,165
Enzon Pharmaceuticals, Inc.* (Biotechnology)	310	2,279
EPIQ Systems, Inc. (Software)	217	3,094
Equity Lifestyle Properties, Inc. (REIT)	124	8,200
Equity One, Inc. (REIT)	93	1,595
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	93	2,843
Esterline Technologies Corp.* (Aerospace/Defense)	124	6,932
Ethan Allen Interiors, Inc. (Home Furnishings)	124	2,455
Euronet Worldwide, Inc.* (Commercial Services)	248	4,804
Evercore Partners, Inc. - Class A (Diversified Financial Services)	93	2,552
Exact Sciences Corp.* (Biotechnology)	279	2,218
ExamWorks Group, Inc.* (Commercial Services)	124	1,308
Exelixis, Inc.* (Biotechnology)	620	4,793
Exide Technologies* (Auto Parts & Equipment)	465	2,093
Exlservice Holdings, Inc.* (Commercial Services)	62	1,617
Exponent, Inc.* (Engineering & Construction)	124	5,974
Express, Inc. (Retail)	248	5,602
Exterran Holdings, Inc.* (Oil & Gas Services)	279	2,651
Extra Space Storage, Inc. (REIT)	341	7,683
EZCORP, Inc. - Class A* (Retail)	217	6,028
F.N.B. Corp. (Banks)	558	5,630
Fabrinet* (Miscellaneous Manufacturing)	93	1,153
Fair Isaac Corp. (Software)	186	5,087
FARO Technologies, Inc.* (Electronics)	93	3,886
FBL Financial Group, Inc. - Class A (Insurance)	93	3,036
Federal Signal Corp. (Miscellaneous Manufacturing)	496	2,341
FEI Co.* (Electronics)	186	7,395
FelCor Lodging Trust, Inc.* (REIT)	806	2,426
Ferro Corp.* (Chemicals)	372	2,407
Fifth Street Finance Corp. (Investment Companies)	434	4,279
Financial Engines, Inc.* (Diversified Financial Services)	217	4,928
Finisar Corp.* (Telecommunications)	403	8,257
First American Financial Corp. (Insurance)	527	6,324
First Busey Corp. (Banks)	651	3,320
First Cash Financial Services, Inc.* (Retail)	155	6,432
First Commonwealth Financial Corp. (Banks)	589	2,715
First Financial Bancorp (Banks)	217	3,559
First Financial Bankshares, Inc. (Banks)	186	5,907
First Financial Corp. (Banks)	62	2,037
First Industrial Realty Trust, Inc.* (REIT)	310	3,054
First Midwest Bancorp, Inc. (Banks)	372	3,352
First Potomac Realty Trust (REIT)	186	2,643
FirstMerit Corp. (Banks)	434	6,080
Flagstone Reinsurance Holdings S.A. (Insurance)	310	2,632
Flotek Industries, Inc.* (Oil & Gas Services)	248	1,845
Flushing Financial Corp. (Savings & Loans)	217	2,660
Force Protection, Inc.* (Auto Manufacturers)	465	1,711

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Forestar Group, Inc.* (Real Estate)	186	$2,418
FormFactor, Inc.* (Semiconductors)	527	3,151
Forrester Research, Inc. (Commercial Services)	93	3,330
Forward Air Corp. (Transportation)	155	5,076
Franklin Electric Co., Inc. (Hand/Machine Tools)	93	4,271
Franklin Street Properties Corp. (REIT)	372	4,724
Fred’s, Inc. (Retail)	310	3,779
Fresh Del Monte Produce, Inc. (Food)	155	3,946
Frontline, Ltd. (Transportation)	217	1,128
FTI Consulting, Inc.* (Commercial Services)	186	7,330
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	93	2,171
Fuller (H.B.) Co. (Chemicals)	248	5,330
FX Energy, Inc.* (Oil & Gas)	341	2,019
G & K Services, Inc. (Textiles)	124	3,765
G-III Apparel Group, Ltd.* (Apparel)	93	2,622
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	31	1,460
Gaylord Entertainment Co.* (Lodging)	186	4,351
GenCorp, Inc.* (Aerospace/Defense)	341	1,657
Generac Holdings, Inc.* (Electrical Components & Equipment)	155	3,543
General Communication, Inc. - Class A* (Telecommunications)	248	2,344
Genesco, Inc.* (Retail)	93	5,481
Genesee & Wyoming, Inc. - Class A* (Transportation)	217	12,849
Genie Energy Ltd.* (Electric)	62	515
Genomic Health, Inc.* (Healthcare - Products)	93	1,990
Gentiva Health Services, Inc.* (Healthcare - Services)	155	642
GeoEye, Inc.* (Telecommunications)	124	4,163
GeoResources, Inc.* (Oil & Gas)	155	4,114
Georgia Gulf Corp.* (Chemicals)	155	2,806
Geron Corp.* (Biotechnology)	806	1,894
Getty Realty Corp. (REIT)	155	2,471
GFI Group, Inc. (Diversified Financial Services)	496	2,143
Gibraltar Industries, Inc.* (Building Materials)	186	2,076
Glacier Bancorp, Inc. (Banks)	496	5,630
Glatfelter (Forest Products & Paper)	248	3,720
Glimcher Realty Trust (REIT)	465	4,259
Global Geophysical Services, Inc.* (Oil & Gas Services)	93	887
Global Industries, Ltd.* (Oil & Gas Services)	496	3,943
Global Power Equipment Group, Inc.* (Machinery - Diversified)	31	822
Globe Specialty Metals, Inc. (Mining)	341	5,684
Globecomm Systems, Inc.* (Telecommunications)	124	1,685
GNC Acquisition Holdings, Inc. - Class A* (Retail)	93	2,302
Golar LNG, Ltd. (Transportation)	155	6,267
Gold Resource Corp. (Mining)	124	2,790
Golden Star Resources, Ltd.* (Mining)	1,426	2,838
Goodrich Petroleum Corp.* (Oil & Gas)	155	2,457
Government Properties Income Trust (REIT)	186	4,377
Grand Canyon Education, Inc.* (Commercial Services)	155	2,528
Granite Construction, Inc. (Engineering & Construction)	186	4,185
Graphic Packaging Holding Co.* (Packaging & Containers)	806	3,563
Great Lakes Dredge & Dock Co. (Commercial Services)	372	1,916
Greatbatch, Inc.* (Healthcare - Products)	124	2,769
Greenlight Capital Re, Ltd. - Class A* (Insurance)	186	4,191
Griffon Corp.* (Miscellaneous Manufacturing)	310	2,936
Group 1 Automotive, Inc. (Retail)	124	5,649
GT Advanced Technologies, Inc.* (Semiconductors)	558	4,576
Gulf Island Fabrication, Inc. (Oil & Gas Services)	93	2,590
GulfMark Offshore, Inc. - Class A* (Transportation)	124	5,157
Gulfport Energy Corp.* (Oil & Gas)	186	5,792
H&E Equipment Services, Inc.* (Commercial Services)	186	2,040
Haemonetics Corp.* (Healthcare - Products)	93	5,668
Halozyme Therapeutics, Inc.* (Biotechnology)	527	4,443
Hancock Holding Co. (Banks)	341	10,332
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	155	2,692
Harleysville Group, Inc. (Insurance)	124	7,286
Harmonic, Inc.* (Telecommunications)	620	3,410
Harte-Hanks, Inc. (Advertising)	248	2,177
Harvest Natural Resources, Inc.* (Oil & Gas)	186	1,985
Hatteras Financial Corp. (REIT)	403	10,357
Haynes International, Inc. (Metal Fabricate/Hardware)	62	3,626
Healthcare Realty Trust, Inc. (REIT)	310	5,856
Healthcare Services Group, Inc. (Commercial Services)	403	6,992
HEALTHSOUTH Corp.* (Healthcare - Services)	434	7,664
HealthSpring, Inc.* (Healthcare - Services)	310	16,721
Healthways, Inc.* (Healthcare - Services)	186	1,332
Heartland Express, Inc. (Transportation)	248	3,326
Heartland Payment Systems, Inc. (Commercial Services)	186	4,047
HeartWare International, Inc.* (Healthcare - Products)	62	4,212
Heckmann Corp.* (Environmental Control)	496	2,971
Hecla Mining Co.* (Mining)	1,457	9,135

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	186	$10,606
Heidrick & Struggles International, Inc. (Commercial Services)	93	1,840
Helen of Troy, Ltd.* (Household Products/Wares)	155	4,484
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	527	9,518
Hercules Offshore, Inc.* (Oil & Gas)	496	1,880
Hercules Technology Growth Capital, Inc. (Private Equity)	341	3,301
Herman Miller, Inc. (Office Furnishings)	248	5,121
Hersha Hospitality Trust (REIT)	775	3,418
Hexcel Corp.* (Miscellaneous Manufacturing)	465	11,490
HFF, Inc. - Class A* (Real Estate)	155	1,705
Hibbett Sports, Inc.* (Retail)	124	5,108
Higher One Holdings, Inc.* (Diversified Financial Services)	155	2,734
Highwoods Properties, Inc. (REIT)	186	5,762
Hillenbrand, Inc. (Commercial Services)	279	5,890
Hilltop Holdings, Inc.* (Insurance)	310	2,443
Hittite Microwave Corp.* (Semiconductors)	155	8,153
HMS Holdings Corp.* (Commercial Services)	465	11,365
HNI Corp. (Office Furnishings)	217	5,219
Home Bancshares, Inc. (Banks)	124	2,908
Home Properties, Inc. (REIT)	124	7,304
Horace Mann Educators Corp. (Insurance)	217	2,919
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	124	4,072
Horsehead Holding Corp.* (Mining)	186	1,614
Hot Topic, Inc. (Retail)	217	1,641
HSN, Inc. (Retail)	186	6,635
Hub Group, Inc. - Class A* (Transportation)	186	5,814
Hudson Pacific Properties, Inc. (REIT)	155	2,071
Huron Consulting Group, Inc.* (Commercial Services)	124	4,465
Hyperdynamics Corp.* (Oil & Gas)	806	3,949
IBERIABANK Corp. (Banks)	124	6,413
ICF International, Inc.* (Commercial Services)	124	2,899
ICG Group, Inc.* (Internet)	186	2,007
Iconix Brand Group, Inc.* (Apparel)	341	6,121
ICU Medical, Inc.* (Healthcare - Products)	124	4,874
IDACORP, Inc. (Electric)	186	7,511
IDT Corp. (Telecommunications)	62	713
iGATE Corp. (Computers)	155	2,089
II-VI, Inc.* (Electronics)	248	4,714
ImmunoGen, Inc.* (Biotechnology)	372	5,052
Impax Laboratories, Inc.* (Pharmaceuticals)	279	5,276
Incyte, Corp.* (Biotechnology)	403	5,549
Independent Bank Corp./MA (Banks)	155	4,018
Infinera Corp.* (Telecommunications)	651	4,759
Infinity Property & Casualty Corp. (Insurance)	62	3,594
InfoSpace, Inc.* (Internet)	310	2,716
Inland Real Estate Corp. (REIT)	403	3,023
Innophos Holdings, Inc. (Chemicals)	93	4,091
Innospec, Inc.* (Chemicals)	93	2,809
Inphi Corp.* (Semiconductors)	93	1,027
Insight Enterprises, Inc.* (Computers)	248	4,191
Insperity, Inc. (Commercial Services)	124	3,197
Insulet Corp.* (Healthcare - Products)	217	3,541
Integra LifeSciences Holdings* (Healthcare - Products)	93	2,982
Integrated Device Technology, Inc.* (Semiconductors)	651	3,958
Inter Parfums, Inc. (Cosmetics/Personal Care)	93	1,715
Interactive Intelligence Group, Inc.* (Software)	93	2,581
InterDigital, Inc. (Telecommunications)	217	9,429
Interface, Inc. - Class A (Office Furnishings)	217	2,830
Interline Brands, Inc.* (Building Materials)	186	2,771
Intermec, Inc.* (Machinery - Diversified)	248	2,001
InterMune, Inc.* (Biotechnology)	217	5,533
Internap Network Services Corp.* (Internet)	248	1,409
International Bancshares Corp. (Banks)	217	3,932
International Speedway Corp. - Class A (Entertainment)	124	2,959
Interval Leisure Group, Inc.* (Leisure Time)	217	2,997
INTL FCStone, Inc.* (Diversified Financial Services)	93	2,254
Intralinks Holdings, Inc.* (Internet)	155	1,347
Invacare Corp. (Healthcare - Products)	93	2,088
Invesco Mortgage Capital, Inc. (REIT)	341	5,381
Investment Technology Group, Inc.* (Diversified Financial Services)	217	2,476
Investors Bancorp, Inc.* (Savings & Loans)	341	4,733
Investors Real Estate Trust (REIT)	434	3,216
ION Geophysical Corp.* (Oil & Gas Services)	589	4,488
IPC The Hospitalist Co.* (Healthcare - Services)	93	3,899
Iridium Communications, Inc.* (Telecommunications)	248	1,577
iRobot Corp.* (Machinery - Diversified)	124	4,199
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	310	4,216
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	651	5,397
iStar Financial, Inc.* (REIT)	620	4,210
Ixia* (Telecommunications)	186	2,107
IXYS Corp.* (Semiconductors)	155	2,119
J & J Snack Foods Corp. (Food)	93	4,796
j2 Global Communications, Inc. (Internet)	248	7,633
Jack Henry & Associates, Inc. (Computers)	372	12,057

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc.* (Retail)	248	$5,104
Jaguar Mining, Inc.* (Mining)	465	2,418
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	155	2,940
James River Coal Co.* (Coal)	217	2,246
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	124	4,831
JDA Software Group, Inc.* (Software)	186	5,928
JetBlue Airways Corp.* (Airlines)	1,178	5,277
John Bean Technologies Corp. (Miscellaneous Manufacturing)	217	3,502
Jos. A. Bank Clothiers, Inc.* (Retail)	124	6,627
K12, Inc.* (Commercial Services)	155	5,433
Kadant, Inc.* (Machinery - Diversified)	93	2,013
Kaiser Aluminum Corp. (Mining)	93	4,321
Kaman Corp. (Aerospace/Defense)	124	4,123
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	248	4,067
Kaydon Corp. (Metal Fabricate/Hardware)	155	4,876
KB Home (Home Builders)	465	3,241
KBW, Inc. (Diversified Financial Services)	186	2,634
Kelly Services, Inc. - Class A (Commercial Services)	124	2,027
KEMET Corp.* (Electronics)	186	1,715
Kenexa Corp.* (Commercial Services)	124	2,836
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	434	1,358
Key Energy Services, Inc.* (Oil & Gas Services)	589	7,616
Kforce, Inc.* (Commercial Services)	186	2,373
Kilroy Realty Corp. (REIT)	310	11,374
Kindred Healthcare, Inc.* (Healthcare - Services)	248	2,889
KIT Digital, Inc.* (Internet)	217	1,953
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	527	6,582
Knight Transportation, Inc. (Transportation)	279	4,241
Knightsbridge Tankers, Ltd. (Transportation)	93	1,570
Knoll, Inc. (Office Furnishings)	217	3,309
Knology, Inc.* (Media)	155	2,221
Kodiak Oil & Gas Corp.* (Oil & Gas)	868	5,998
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	93	3,077
Korn/Ferry International* (Commercial Services)	217	3,465
Kraton Performance Polymers, Inc.* (Chemicals)	155	3,050
Krispy Kreme Doughnuts, Inc.* (Retail)	279	1,970
Kulicke & Soffa Industries, Inc.* (Semiconductors)	341	3,291
La-Z-Boy, Inc.* (Home Furnishings)	279	2,835
Laclede Group, Inc. (Gas)	217	8,706
Lakeland Financial Corp. (Banks)	248	5,925
Lancaster Colony Corp. (Food)	93	6,186
Landauer, Inc. (Commercial Services)	62	3,178
LaSalle Hotel Properties (REIT)	434	10,377
Lattice Semiconductor Corp.* (Semiconductors)	589	3,728
Layne Christensen Co.* (Engineering & Construction)	93	2,343
Leap Wireless International, Inc.* (Telecommunications)	279	1,939
Lexington Realty Trust (REIT)	589	4,630
LHC Group, Inc.* (Healthcare - Services)	93	1,459
Life Time Fitness, Inc.* (Leisure Time)	186	8,022
Limelight Networks, Inc.* (Internet)	403	1,120
Lincoln Educational Services Corp. (Commercial Services)	124	1,159
Lindsay Manufacturing Co. (Machinery - Diversified)	62	3,602
Liquidity Services, Inc.* (Internet)	93	3,028
Lithia Motors, Inc. - Class A (Retail)	155	3,188
Littelfuse, Inc. (Electrical Components & Equipment)	93	4,553
Live Nation, Inc.* (Commercial Services)	620	5,822
LivePerson, Inc.* (Computers)	279	3,513
Liz Claiborne, Inc.* (Retail)	372	2,980
LogMeIn, Inc.* (Telecommunications)	93	3,782
Loral Space & Communications, Inc.* (Telecommunications)	62	3,751
Louisiana-Pacific Corp.* (Building Materials)	651	4,329
LSB Industries, Inc.* (Miscellaneous Manufacturing)	93	3,295
LTC Properties, Inc. (REIT)	124	3,517
LTX-Credence Corp.* (Semiconductors)	279	1,766
Lufkin Industries, Inc. (Oil & Gas Services)	124	7,327
Lumber Liquidators Holdings, Inc.* (Retail)	124	1,856
Luminex Corp.* (Healthcare - Products)	186	4,085
M.D.C. Holdings, Inc. (Home Builders)	186	4,166
Magellan Health Services, Inc.* (Healthcare - Services)	155	7,978
Magma Design Automation, Inc.* (Computers)	310	1,637
Magnum Hunter Resources Corp.* (Oil & Gas)	620	2,790
Maiden Holdings, Ltd. (Insurance)	279	2,274
Maidenform Brands, Inc.* (Apparel)	124	3,048
Main Street Capital Corp. (Investment Companies)	186	3,251
MAKO Surgical Corp.* (Healthcare - Products)	155	5,960
Manhattan Associates, Inc.* (Computers)	93	3,939
MannKind Corp.* (Pharmaceuticals)	434	1,354
ManTech International Corp. - Class A (Software)	124	4,356
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	155	2,291
MarketAxess Holdings, Inc. (Diversified Financial Services)	155	4,531

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marten Transport, Ltd. (Transportation)	93	$1,647
Masimo Corp. (Healthcare - Products)	217	4,488
MasTec, Inc.* (Engineering & Construction)	279	6,032
Materion Corp.* (Mining)	93	2,459
Matrix Service Co.* (Oil & Gas Services)	155	1,646
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	186	6,536
MAXIMUS, Inc. (Commercial Services)	186	7,503
Maxwell Technologies, Inc.* (Computers)	186	3,714
MB Financial, Inc. (Banks)	217	3,596
MCG Capital Corp. (Investment Companies)	744	3,452
McGrath Rentcorp (Commercial Services)	186	4,970
McMoRan Exploration Co.* (Oil & Gas)	496	6,041
MDC Partners, Inc. - Class A (Advertising)	124	2,088
Meadowbrook Insurance Group, Inc. (Insurance)	837	8,671
Measurement Specialties, Inc.* (Electronics)	93	2,903
MedAssets, Inc.* (Software)	248	2,644
Medical Properties Trust, Inc. (REIT)	620	6,262
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	248	9,496
Medidata Solutions, Inc.* (Software)	93	1,672
Medifast, Inc.* (Commercial Services)	62	1,019
Medivation, Inc.* (Pharmaceuticals)	155	2,663
MedQuist Holdings, Inc.* (Software)	155	1,325
Mentor Graphics Corp.* (Computers)	403	4,578
Mercury Computer Systems, Inc.* (Computers)	186	2,716
Meredith Corp. (Media)	155	4,159
Meridian Bioscience, Inc. (Healthcare - Products)	217	3,954
Merit Medical Systems, Inc.* (Healthcare - Products)	155	2,080
Meritage Homes Corp.* (Home Builders)	186	3,302
Meritor, Inc.* (Auto Parts & Equipment)	465	4,427
Methode Electronics, Inc. (Electronics)	310	2,880
MF Global Holdings, Ltd.*(a) (Diversified Financial Services)	744	714
MFA Financial, Inc. (REIT)	1,674	11,299
MGE Energy, Inc. (Electric)	248	10,823
MGIC Investment Corp.* (Insurance)	868	2,309
Micrel, Inc. (Semiconductors)	217	2,391
Micromet, Inc.* (Biotechnology)	527	3,462
Microsemi Corp.* (Semiconductors)	403	7,439
MicroStrategy, Inc. - Class A* (Software)	31	4,085
Mid-America Apartment Communities, Inc. (REIT)	155	9,672
Mine Safety Appliances Co. (Environmental Control)	124	4,160
Minerals Technologies, Inc. (Chemicals)	93	5,100
MIPS Technologies, Inc.* (Semiconductors)	248	1,362
MKS Instruments, Inc. (Semiconductors)	248	6,607
Mobile Mini, Inc.* (Storage/Warehousing)	186	3,374
Modine Manufacturing Co.* (Auto Parts & Equipment)	279	2,949
Molina Healthcare, Inc.* (Healthcare - Services)	186	3,939
Momenta Pharmaceuticals, Inc.* (Biotechnology)	279	4,129
Monolithic Power Systems, Inc.* (Semiconductors)	155	1,931
Monotype Imaging Holdings, Inc.* (Software)	186	2,524
Monro Muffler Brake, Inc. (Commercial Services)	155	5,749
Montpelier Re Holdings, Ltd. (Insurance)	310	5,425
Moog, Inc. - Class A* (Aerospace/Defense)	217	8,404
Motricity, Inc.* (Telecommunications)	186	327
Move, Inc.* (Internet)	713	1,312
MTS Systems Corp. (Computers)	93	3,410
Mueller Industries, Inc. (Metal Fabricate/Hardware)	186	7,524
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	992	2,728
MVC Capital, Inc. (Investment Companies)	186	2,405
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	62	4,681
Myers Industries, Inc. (Miscellaneous Manufacturing)	217	2,652
MYR Group, Inc.* (Engineering & Construction)	124	2,392
NACCO Industries, Inc. - Class A (Machinery - Diversified)	31	2,545
Nanometrics, Inc.* (Semiconductors)	124	2,093
Nash Finch Co. (Food)	62	1,632
National CineMedia, Inc. (Entertainment)	248	3,001
National Financial Partners* (Diversified Financial Services)	217	2,966
National Health Investors, Inc. (REIT)	155	6,927
National Healthcare Corp. (Healthcare - Services)	93	3,563
National Penn Bancshares, Inc. (Banks)	589	4,594
National Presto Industries, Inc. (Aerospace/Defense)	31	2,961
National Retail Properties, Inc. (REIT)	310	8,447
National Western Life Insurance Co. - Class A (Insurance)	31	4,457
Natus Medical, Inc.* (Healthcare - Products)	155	1,333

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting Co.* (Commercial Services)	248	$2,810
NBT Bancorp, Inc. (Banks)	527	11,341
Neenah Paper, Inc. (Forest Products & Paper)	93	1,535
Nektar Therapeutics* (Pharmaceuticals)	558	3,024
Nelnet, Inc. - Class A (Diversified Financial Services)	155	3,329
Neogen Corp.* (Pharmaceuticals)	155	5,991
Neoprobe Corp.* (Healthcare - Products)	403	1,145
NETGEAR, Inc.* (Telecommunications)	155	5,496
Netlogic Microsystems, Inc.* (Semiconductors)	310	15,252
NetScout Systems, Inc.* (Computers)	217	3,557
NetSuite, Inc.* (Software)	124	4,717
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	248	1,552
Neutral Tandem, Inc.* (Telecommunications)	186	1,960
New Jersey Resources Corp. (Gas)	217	10,203
Newcastle Investment Corp. (REIT)	403	1,850
NewMarket Corp. (Chemicals)	31	6,018
Newpark Resources, Inc.* (Oil & Gas Services)	403	3,599
Newport Corp.* (Electronics)	217	3,005
NIC, Inc. (Internet)	341	4,709
Noranda Aluminum Holding Corp.* (Mining)	155	1,435
Nordic American Tankers, Ltd. (Transportation)	217	3,129
Northern Oil and Gas, Inc.* (Oil & Gas)	279	6,743
NorthStar Realty Finance Corp. (REIT)	713	2,816
Northwest Bancshares, Inc. (Savings & Loans)	775	9,664
Northwest Natural Gas Co. (Gas)	124	5,793
NorthWestern Corp. (Electric)	186	6,408
NPS Pharmaceuticals, Inc.* (Biotechnology)	434	2,244
NTELOS Holdings Corp. (Telecommunications)	217	4,127
Nu Skin Enterprises, Inc. (Retail)	217	10,965
Nutrisystem, Inc. (Internet)	155	1,916
NuVasive, Inc.* (Healthcare - Products)	186	2,757
NxStage Medical, Inc.* (Healthcare - Products)	217	4,989
Oasis Petroleum, Inc.* (Oil & Gas)	248	7,276
Oclaro, Inc.* (Telecommunications)	217	892
Ocwen Financial Corp.* (Diversified Financial Services)	341	4,944
OCZ Technology Group, Inc.* (Computers)	248	1,753
Office Depot, Inc.* (Retail)	1,178	2,698
OfficeMax, Inc.* (Retail)	372	1,905
Old Dominion Freight Line, Inc.* (Transportation)	217	7,936
Old National Bancorp (Banks)	372	4,304
Olin Corp. (Chemicals)	341	6,431
OM Group, Inc.* (Chemicals)	155	4,481
OMEGA Healthcare Investors, Inc. (REIT)	434	7,708
Omnicell, Inc.* (Software)	155	2,317
OmniVision Technologies, Inc.* (Semiconductors)	248	4,045
Omnova Solutions, Inc.* (Chemicals)	217	961
On Assignment, Inc.* (Commercial Services)	186	2,007
Oncothyreon, Inc.* (Biotechnology)	186	1,295
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	279	11,419
OpenTable, Inc.* (Internet)	93	4,079
Opko Health, Inc.* (Pharmaceuticals)	1,116	6,004
Oplink Communications, Inc.* (Telecommunications)	124	2,011
OPNET Technologies, Inc. (Software)	62	2,712
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	217	3,097
OraSure Technologies, Inc.* (Healthcare - Products)	279	2,592
Orbital Sciences Corp.* (Aerospace/Defense)	372	5,751
Orient-Express Hotels, Ltd. - Class A* (Lodging)	527	4,495
Oriental Financial Group, Inc. (Banks)	372	3,939
Oritani Financial Corp. (Savings & Loans)	465	6,026
Ormat Technologies, Inc. (Electric)	93	1,766
Orthofix International N.V.* (Healthcare - Products)	93	3,265
OSI Systems, Inc.* (Electronics)	93	4,120
Otter Tail Corp. (Electric)	248	4,814
Overseas Shipholding Group, Inc. (Transportation)	124	1,548
Owens & Minor, Inc. (Distribution/Wholesale)	341	10,203
Oxford Industries, Inc. (Apparel)	62	2,449
OYO Geospace Corp.* (Oil & Gas Services)	31	2,436
P.F. Chang’s China Bistro, Inc. (Retail)	93	2,892
Pacific Biosciences of California, Inc.* (Biotechnology)	186	729
PacWest Bancorp (Banks)	124	2,187
PAETEC Holding Corp.* (Telecommunications)	589	3,228
Papa John’s International, Inc.* (Retail)	93	3,140
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	124	3,794
Parametric Technology Corp.* (Software)	527	10,977
Paramount Gold and Silver Corp.* (Mining)	589	1,567
PAREXEL International Corp.* (Commercial Services)	279	6,146
Park Electrochemical Corp. (Electronics)	186	5,264
Park National Corp. (Banks)	93	5,553
Parker Drilling Co.* (Oil & Gas)	558	3,086
Parkway Properties, Inc. (REIT)	124	1,593
Patriot Coal Corp.* (Coal)	465	5,840

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDL BioPharma, Inc. (Biotechnology)	775	$4,704
Pebblebrook Hotel Trust (REIT)	279	5,309
Peet’s Coffee & Tea, Inc.* (Beverages)	62	3,951
Pegasystems, Inc. (Software)	93	3,514
Pendrell Corp.* (Commercial Services)	806	1,999
Penn Virginia Corp. (Oil & Gas)	248	1,510
PennantPark Investment Corp. (Investment Companies)	341	3,656
Pennsylvania REIT (REIT)	279	2,863
PennyMac Mortgage Investment Trust (REIT)	248	4,241
Penske Automotive Group, Inc. (Retail)	186	3,793
Perry Ellis International, Inc.* (Apparel)	93	2,334
Petroleum Development* (Oil & Gas)	124	3,238
PetroQuest Energy, Inc.* (Oil & Gas)	310	2,260
Pharmacyclics, Inc.* (Pharmaceuticals)	217	2,858
PharMerica Corp.* (Pharmaceuticals)	155	2,418
PHH Corp.* (Commercial Services)	279	5,148
Photronics, Inc.* (Semiconductors)	248	1,555
PICO Holdings, Inc.* (Water)	124	2,832
Piedmont Natural Gas Co., Inc. (Gas)	310	10,134
Pier 1 Imports, Inc.* (Retail)	496	6,205
Pinnacle Entertainment, Inc.* (Entertainment)	279	3,158
Pinnacle Financial Partners, Inc.* (Banks)	155	2,327
Pioneer Drilling Co.* (Oil & Gas)	248	2,453
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	124	2,574
Plantronics, Inc. (Telecommunications)	248	8,286
Platinum Underwriters Holdings, Ltd. (Insurance)	155	5,368
Plexus Corp.* (Electronics)	155	3,984
PMFG, Inc.* (Miscellaneous Manufacturing)	124	2,536
PNM Resources, Inc. (Electric)	403	7,246
PolyOne Corp. (Chemicals)	403	4,510
Pool Corp. (Distribution/Wholesale)	248	7,247
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	93	6,523
Portland General Electric Co. (Electric)	248	6,086
Post Properties, Inc. (REIT)	217	8,914
Potlatch Corp. (REIT)	186	6,041
Powell Industries, Inc.* (Electrical Components & Equipment)	62	2,084
Power Integrations, Inc. (Semiconductors)	124	4,418
Power-One, Inc.* (Electrical Components & Equipment)	341	1,688
Powerwave Technologies, Inc.* (Telecommunications)	186	671
Premiere Global Services, Inc.* (Telecommunications)	372	3,370
Prestige Brands Holdings, Inc.* (Household Products/Wares)	248	2,624
PriceSmart, Inc. (Retail)	93	7,072
Primerica, Inc. (Insurance)	186	4,209
Primoris Services Corp. (Holding Companies - Diversified)	155	2,018
PrivateBancorp, Inc. (Banks)	248	2,703
ProAssurance Corp. (Insurance)	155	11,865
Progress Software Corp.* (Software)	310	6,529
PROS Holdings, Inc.* (Software)	124	1,967
Prospect Capital Corp. (Investment Companies)	465	4,450
Prosperity Bancshares, Inc. (Banks)	186	7,159
Provident Financial Services, Inc. (Savings & Loans)	403	5,219
Provident New York Bancorp (Savings & Loans)	434	3,016
PS Business Parks, Inc. (REIT)	62	3,300
PSS World Medical, Inc.* (Healthcare - Products)	217	4,828
QLIK Technologies, Inc.* (Software)	310	8,857
Quad Graphics, Inc. (Commercial Services)	93	1,834
Quaker Chemical Corp. (Chemicals)	93	3,235
Quality Systems, Inc. (Software)	186	7,237
Quanex Building Products Corp. (Building Materials)	217	3,201
Quantum Corp.* (Computers)	1,085	2,832
Quest Software, Inc.* (Software)	279	4,908
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	248	10,071
Quidel Corp.* (Healthcare - Products)	155	2,768
Quiksilver, Inc.* (Apparel)	682	2,285
QuinStreet, Inc.* (Internet)	124	1,425
Radian Group, Inc. (Insurance)	651	1,530
Rambus, Inc.* (Semiconductors)	434	7,695
Ramco-Gershenson Properties Trust (REIT)	62	598
Raven Industries, Inc. (Miscellaneous Manufacturing)	93	5,581
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	124	5,022
RealD, Inc.* (Computers)	155	1,731
RealPage, Inc.* (Software)	155	4,084
Red Robin Gourmet Burgers, Inc.* (Retail)	62	1,554
Redwood Trust, Inc. (REIT)	403	4,683
Regis Corp. (Retail)	279	4,564
Renasant Corp. (Banks)	217	3,129
Rent-A-Center, Inc. (Commercial Services)	279	9,528
Resolute Energy Corp.* (Oil & Gas)	248	3,224
Resource Capital Corp. (REIT)	1,023	5,494
Resources Connection, Inc. (Commercial Services)	248	2,750
Retail Opportunity Investments Corp. (REIT)	217	2,474
Rex Energy Corp.* (Oil & Gas)	186	2,879
RF Micro Devices, Inc.* (Telecommunications)	1,209	8,874
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	372	2,920
RightNow Technologies, Inc.* (Software)	124	5,333
Rite Aid Corp.* (Retail)	2,542	2,949
RLI Corp. (Insurance)	124	8,722
RLJ Lodging Trust (REIT)	124	1,838

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Robbins & Myers, Inc. (Machinery - Diversified)	186	$8,312
Rofin-Sinar Technologies, Inc.* (Electronics)	124	3,224
Rogers Corp.* (Electronics)	62	2,677
Rollins, Inc. (Commercial Services)	403	8,777
Rosetta Resources, Inc.* (Oil & Gas)	248	10,996
RSC Holdings, Inc.* (Commercial Services)	372	3,631
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	124	3,272
Ruby Tuesday, Inc.* (Retail)	310	2,601
Ruddick Corp. (Food)	217	9,485
Rudolph Technologies, Inc.* (Semiconductors)	155	1,142
Rue21, Inc.* (Retail)	62	1,652
Rush Enterprises, Inc.* (Retail)	217	4,188
S&T Bancorp, Inc. (Banks)	248	4,630
S1 Corp.* (Internet)	403	3,921
Sabra Health Care REIT, Inc. (REIT)	217	2,229
Safeguard Scientifics, Inc.* (Internet)	155	2,621
Safety Insurance Group, Inc. (Insurance)	93	3,964
Saks, Inc.* (Retail)	527	5,570
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	248	8,495
Sanderson Farms, Inc. (Food)	93	4,604
Sandy Spring Bancorp, Inc. (Banks)	124	2,109
Sangamo BioSciences, Inc.* (Biotechnology)	310	1,029
Sanmina-SCI Corp.* (Electronics)	341	3,004
Sapient Corp. (Internet)	465	5,747
Sauer-Danfoss, Inc.* (Machinery - Diversified)	62	2,401
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	341	1,279
ScanSource, Inc.* (Distribution/Wholesale)	124	4,310
SCBT Financial Corp. (Banks)	93	2,746
Scholastic Corp. (Media)	186	4,994
Schulman (A.), Inc. (Chemicals)	155	3,272
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	93	6,540
Scientific Games Corp. - Class A* (Entertainment)	310	2,694
Seattle Genetics, Inc.* (Biotechnology)	465	10,230
Select Comfort Corp.* (Home Furnishings)	248	5,151
Select Medical Holdings Corp.* (Healthcare - Services)	248	2,158
Selective Insurance Group, Inc. (Insurance)	310	4,969
SemGroup Corp. - Class A* (Pipelines)	186	5,204
Semtech Corp.* (Semiconductors)	279	6,813
Sensient Technologies Corp. (Chemicals)	248	9,166
Sequenom, Inc.* (Biotechnology)	496	2,465
Shenandoah Telecommunications Co. (Telecommunications)	186	2,522
Ship Finance International, Ltd. (Transportation)	217	3,105
ShoreTel, Inc.* (Telecommunications)	217	1,269
Shuffle Master, Inc.* (Entertainment)	341	3,618
Shutterfly, Inc.* (Internet)	124	5,167
SIGA Technologies, Inc.* (Pharmaceuticals)	155	502
Signature Bank* (Banks)	155	8,641
Silicon Graphics International Corp.* (Computers)	155	2,241
Silicon Image, Inc.* (Semiconductors)	372	2,396
Simmons First National Corp. - Class A (Banks)	186	4,829
Simpson Manufacturing Co., Inc. (Building Materials)	217	6,653
Sinclair Broadcast Group, Inc. - Class A (Media)	217	2,079
Six Flags Entertainment Corp. (Entertainment)	93	3,339
SJW Corp. (Water)	124	2,887
Skechers U.S.A., Inc. - Class A* (Apparel)	186	2,652
SkyWest, Inc. (Airlines)	279	3,741
Smart Balance, Inc.* (Food)	310	2,031
Smith Corp. (Miscellaneous Manufacturing)	186	6,912
Snyders-Lance, Inc. (Food)	217	4,605
Solar Capital, Ltd. (Investment Companies)	217	4,817
Solarwinds, Inc.* (Software)	248	7,157
Sonic Automotive, Inc. (Retail)	186	2,729
Sonic Corp.* (Retail)	279	2,067
SonoSite, Inc.* (Healthcare - Products)	93	2,882
Sonus Networks, Inc.* (Telecommunications)	992	2,629
Sotheby’s (Commercial Services)	279	9,826
Sourcefire, Inc.* (Internet)	124	3,416
South Jersey Industries, Inc. (Gas)	155	8,728
Southside Bancshares, Inc. (Banks)	124	2,551
Southwest Gas Corp. (Gas)	186	7,343
Sovran Self Storage, Inc. (REIT)	124	5,481
Spansion, Inc. - Class A* (Computers)	248	2,552
Spartan Stores, Inc. (Food)	155	2,654
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	62	1,574
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	248	2,750
SS&C Technologies Holdings, Inc.* (Software)	155	2,458
Stage Stores, Inc. (Retail)	186	2,907
Standard Microsystems Corp.* (Semiconductors)	155	3,838
Standard Pacific Corp.* (Home Builders)	775	2,356
Standex International Corp. (Miscellaneous Manufacturing)	62	2,394
Star Scientific, Inc.* (Agriculture)	527	1,528
Starwood Property Trust, Inc. (REIT)	403	7,572
State Bank Finacial Corp.* (Banks)	186	2,686
STEC, Inc.* (Computers)	186	2,106
Steelcase, Inc. - Class A (Office Furnishings)	403	2,986
Steiner Leisure, Ltd.* (Commercial Services)	93	4,481

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stepan Co. (Chemicals)	62	$4,792
STERIS Corp. (Healthcare - Products)	279	8,643
Sterling Financial Corp.* (Banks)	186	2,792
Steven Madden, Ltd.* (Apparel)	155	5,719
Stewart Enterprises, Inc. - Class A (Commercial Services)	496	3,194
Stifel Financial Corp.* (Diversified Financial Services)	217	6,916
Stillwater Mining Co.* (Mining)	465	5,282
Stone Energy Corp.* (Oil & Gas)	248	6,024
Stoneridge, Inc.* (Electronics)	186	1,464
STR Holdings, Inc.* (Miscellaneous Manufacturing)	124	1,060
Stratasys, Inc.* (Computers)	93	2,608
Strategic Hotels & Resorts, Inc.* (REIT)	868	4,939
Strayer Education, Inc. (Commercial Services)	62	5,283
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	124	3,760
SuccessFactors, Inc.* (Commercial Services)	341	9,105
Sun Communities, Inc. (REIT)	93	3,541
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	93	2,675
Sunrise Assisted Living, Inc.* (Healthcare - Services)	279	1,535
Sunstone Hotel Investors, Inc.* (REIT)	496	3,447
Super Micro Computer, Inc.* (Computers)	155	2,480
Superior Industries International, Inc. (Auto Parts & Equipment)	124	2,268
Susquehanna Bancshares, Inc. (Banks)	496	3,601
SVB Financial Group* (Banks)	186	8,545
Swift Energy Co.* (Oil & Gas)	186	5,695
Swift Transportation Co.* (Transportation)	372	3,311
Swisher Hygiene, Inc.* (Commercial Services)	372	1,622
Sycamore Networks, Inc. (Telecommunications)	124	2,383
Sykes Enterprises, Inc.* (Computers)	217	3,457
Symetra Financial Corp. (Insurance)	372	3,448
Symmetry Medical, Inc.* (Healthcare - Products)	279	2,536
Synaptics, Inc.* (Computers)	155	5,237
Synchronoss Technologies, Inc.* (Software)	124	3,727
SYNNEX Corp.* (Software)	186	5,370
Syntel, Inc. (Computers)	62	3,032
Take-Two Interactive Software, Inc.* (Software)	341	5,381
TAL International Group, Inc. (Trucking & Leasing)	124	3,451
Taleo Corp. - Class A* (Software)	155	5,022
Tanger Factory Outlet Centers, Inc. (REIT)	341	9,603
Targa Resources Corp. (Oil & Gas Services)	93	3,138
Targacept, Inc.* (Pharmaceuticals)	155	2,728
Team Health Holdings, Inc.* (Commercial Services)	124	2,520
Team, Inc.* (Commercial Services)	124	3,101
Teekay Tankers, Ltd. - Class A (Transportation)	217	1,072
Tejon Ranch Co.* (Agriculture)	93	2,417
Tekelec* (Telecommunications)	403	3,957
Teledyne Technologies, Inc.* (Aerospace/Defense)	155	8,443
TeleTech Holdings, Inc.* (Commercial Services)	124	2,168
Tennant Co. (Machinery - Diversified)	93	3,598
Tenneco, Inc.* (Auto Parts & Equipment)	279	9,129
Tesco Corp.* (Oil & Gas Services)	155	2,398
Tessera Technologies, Inc.* (Semiconductors)	310	4,269
Tetra Tech, Inc.* (Environmental Control)	310	6,767
TETRA Technologies, Inc.* (Oil & Gas Services)	434	4,123
Texas Capital Bancshares, Inc.* (Banks)	186	5,208
Texas Industries, Inc. (Building Materials)	124	3,720
Texas Roadhouse, Inc. - Class A (Retail)	248	3,554
Textainer Group Holdings, Ltd. (Trucking & Leasing)	93	2,553
The Andersons, Inc. (Agriculture)	93	3,434
The Brink’s Co. (Miscellaneous Manufacturing)	217	6,030
The Buckle, Inc. (Retail)	124	5,525
The Cato Corp. - Class A (Retail)	124	3,178
The Children’s Place Retail Stores, Inc.* (Retail)	93	4,366
The Corporate Executive Board Co. (Commercial Services)	155	5,671
The Ensign Group, Inc. (Healthcare - Services)	93	2,117
The Finish Line, Inc. - Class A (Retail)	217	4,362
The Fresh Market, Inc.* (Food)	124	4,960
The Geo Group, Inc.* (Commercial Services)	310	5,651
The Gorman-Rupp Co. (Machinery - Diversified)	93	2,499
The Greenbrier Cos., Inc.* (Trucking & Leasing)	93	1,731
The Hain Celestial Group, Inc.* (Food)	155	5,202
The Jones Group, Inc. (Apparel)	372	4,155
The Medicines Co.* (Biotechnology)	248	4,643
The Men’s Wearhouse, Inc. (Retail)	217	6,701
The Middleby Corp.* (Machinery - Diversified)	93	7,838
The Navigators Group, Inc.* (Insurance)	62	2,828
The New York Times Co. - Class A* (Media)	589	4,488
The Pantry, Inc.* (Retail)	93	1,315
The Pep Boys - Manny, Moe & Jack (Retail)	248	2,852

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	248	$3,348
The Ultimate Software Group, Inc.* (Software)	124	7,462
The Warnaco Group, Inc.* (Apparel)	186	9,133
The Wet Seal, Inc. - Class A* (Retail)	434	1,818
Theravance, Inc.* (Pharmaceuticals)	341	7,580
Thompson Creek Metals Co., Inc.* (Mining)	775	5,526
Titan International, Inc. (Auto Parts & Equipment)	186	4,185
Titan Machinery, Inc.* (Distribution/Wholesale)	62	1,446
TiVo, Inc.* (Home Furnishings)	558	6,043
TNS, Inc.* (Commercial Services)	186	3,633
Tompkins Financial Corp. (Banks)	124	4,889
Tootsie Roll Industries, Inc. (Food)	186	4,607
Tower Group, Inc. (Insurance)	186	4,414
TowneBank (Banks)	279	3,476
TPC Group, Inc.* (Chemicals)	62	1,232
Travelzoo, Inc.* (Internet)	31	988
Tredegar Corp. (Miscellaneous Manufacturing)	155	3,002
TreeHouse Foods, Inc.* (Food)	155	9,508
Trex Co., Inc.* (Building Materials)	62	1,146
Triangle Capital Corp. (Investment Companies)	155	2,598
TriMas Corp.* (Miscellaneous Manufacturing)	124	2,417
Triple-S Management Corp. - Class B* (Healthcare - Services)	155	2,945
TriQuint Semiconductor, Inc.* (Semiconductors)	806	4,288
Triumph Group, Inc. (Aerospace/Defense)	186	10,807
True Religion Apparel, Inc.* (Apparel)	124	4,206
TrueBlue, Inc.* (Commercial Services)	186	2,459
TrustCo Bank Corp. NY (Banks)	775	3,844
Trustmark Corp. (Banks)	248	5,491
TTM Technologies, Inc.* (Electronics)	248	2,770
Tutor Perini Corp. (Engineering & Construction)	155	2,252
Twin Disc, Inc. (Machinery - Diversified)	62	2,412
Two Harbors Investment Corp. (REIT)	434	4,058
Tyler Technologies, Inc.* (Software)	155	4,893
UIL Holdings Corp. (Electric)	217	7,395
Ultratech Stepper, Inc.* (Semiconductors)	124	2,703
UMB Financial Corp. (Banks)	124	4,572
Umpqua Holdings Corp. (Banks)	527	6,034
UniFirst Corp. (Textiles)	93	4,869
Unisource Energy Corp. (Electric)	186	6,934
Unisys Corp.* (Computers)	186	4,834
United Bankshares, Inc. (Banks)	248	5,888
United Fire & Casualty Co. (Insurance)	155	2,916
United Natural Foods, Inc.* (Food)	217	7,923
United Online, Inc. (Internet)	496	2,931
United Rentals, Inc.* (Commercial Services)	279	6,531
United Stationers, Inc. (Distribution/Wholesale)	186	5,917
Universal American Corp.* (Insurance)	155	1,783
Universal Corp. (Agriculture)	124	5,310
Universal Display Corp.* (Electrical Components & Equipment)	186	8,710
Universal Electronics, Inc.* (Home Furnishings)	93	1,729
Universal Forest Products, Inc. (Building Materials)	93	2,611
Universal Health Realty Income Trust (REIT)	62	2,354
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	31	1,167
Universal Technical Institute, Inc.* (Commercial Services)	124	1,771
Urstadt Biddle Properties - Class A (REIT)	124	2,212
US Airways Group, Inc.* (Airlines)	775	4,472
US Ecology, Inc. (Environmental Control)	155	2,799
US Gold Corp.* (Mining)	558	2,533
USA Mobility, Inc. (Telecommunications)	155	2,026
USEC, Inc.* (Mining)	651	1,367
USG Corp.* (Building Materials)	372	3,445
Vail Resorts, Inc. (Entertainment)	186	8,288
Valassis Communications, Inc.* (Commercial Services)	217	4,238
ValueClick, Inc.* (Internet)	341	6,002
ValueVision Media, Inc. - Class A* (Advertising)	248	813
Vantage Drilling Co.* (Oil & Gas)	992	1,349
VASCO Data Security International, Inc.* (Internet)	155	1,280
Vector Group, Ltd. (Agriculture)	341	5,991
Veeco Instruments, Inc.* (Semiconductors)	186	4,964
Venoco, Inc.* (Oil & Gas)	124	1,208
Vera Bradley, Inc.* (Retail)	93	4,213
Verint Systems, Inc.* (Software)	124	3,695
Viad Corp. (Commercial Services)	124	2,595
ViaSat, Inc.* (Telecommunications)	186	7,922
Vicor Corp. (Electrical Components & Equipment)	155	1,418
ViewPoint Financial Group (Savings & Loans)	279	3,591
VirnetX Holding Corp.* (Internet)	186	4,008
ViroPharma, Inc.* (Pharmaceuticals)	372	7,529
Virtus Investment Partners, Inc.* (Diversified Financial Services)	31	1,934
Vitamin Shoppe, Inc.* (Retail)	124	4,676
VIVUS, Inc.* (Pharmaceuticals)	465	4,385
Vocus, Inc.* (Internet)	93	1,895
Volcano Corp.* (Healthcare - Products)	217	5,410
Volterra Semiconductor Corp.* (Semiconductors)	155	3,674
Vonage Holdings Corp.* (Telecommunications)	806	2,700
W&T Offshore, Inc. (Oil & Gas)	186	3,662

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wabash National Corp.* (Auto Manufacturers)	465	$3,209
Walter Investment Management Corp. (REIT)	124	3,145
Washington REIT (REIT)	279	8,080
Washington Trust Bancorp, Inc. (Banks)	124	2,912
Watsco, Inc. (Distribution/Wholesale)	155	9,557
Watts Water Technologies, Inc. - Class A (Electronics)	124	3,905
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	279	2,093
WD-40 Co. (Household Products/Wares)	93	4,094
Web.com Group, Inc.* (Internet)	155	1,497
Websense, Inc.* (Internet)	186	3,318
Webster Financial Corp. (Banks)	279	5,480
Weis Markets, Inc. (Food)	93	3,678
WellCare Health Plans, Inc.* (Healthcare - Services)	186	9,116
Werner Enterprises, Inc. (Transportation)	248	5,878
WesBanco, Inc. (Banks)	279	5,541
West Coast Bancorp* (Banks)	124	1,851
West Pharmaceutical Services, Inc. (Healthcare - Products)	248	9,640
Westamerica Bancorp (Banks)	155	6,947
Western Alliance Bancorp* (Banks)	372	2,418
Western Refining, Inc.* (Oil & Gas)	248	3,963
WGL Holdings, Inc. (Gas)	217	9,290
Winn-Dixie Stores, Inc.* (Food)	279	1,769
Winthrop Realty Trust (REIT)	217	1,964
Wintrust Financial Corp. (Banks)	155	4,476
Wolverine World Wide, Inc. (Apparel)	217	8,231
Woodward, Inc. (Electronics)	279	9,453
World Acceptance Corp.* (Diversified Financial Services)	62	4,194
World Fuel Services Corp. (Retail)	341	13,589
Worthington Industries, Inc. (Metal Fabricate/Hardware)	310	5,357
Wright Express Corp.* (Commercial Services)	186	8,720
Wright Medical Group, Inc.* (Healthcare - Products)	186	3,197
Xyratex, Ltd. (Computers)	217	2,960
Zep, Inc. (Chemicals)	124	1,890
ZIOPHARM Oncology, Inc.* (Biotechnology)	341	1,674
Zoll Medical Corp.* (Healthcare - Products)	93	3,516
Zumiez, Inc.* (Retail)	93	2,116

TOTAL COMMON STOCKS (Cost $3,869,397)		4,906,154

Rights/Warrants (NM)
Magnum Hunter Resources Corp.*(b) (Oil & Gas)	82	—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (62.2%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $15,025,015	$15,025,000	$15,025,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,025,000)		15,025,000

TOTAL INVESTMENT SECURITIES (Cost $18,894,397) — 82.6%		19,931,154
Net other assets (liabilities) — 17.4%		4,210,384

NET ASSETS — 100.0%		$24,141,538

*	Non-income producing security
(a)	As of October 31, 2011, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.00% of net assets.
(b)	Security received as part of a corporate action and was fair valued at $0 on October 31, 2011.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,651,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $4,059,550)	55	$28,034

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$11,223,123	$(342,489)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,782,856	(128,017)
		$(470,506)

Small-Cap ProFund invested in the following industries as of October 31, 2011:

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Advertising	$5,078	NM
Aerospace/Defense	73,441	0.3%
Agriculture	18,680	0.1%
Airlines	27,024	0.1%
Apparel	71,674	0.3%
Auto Manufacturers	4,920	NM
Auto Parts & Equipment	52,925	0.2%
Banks	296,121	1.2%
Beverages	10,108	NM
Biotechnology	104,082	0.4%
Building Materials	44,144	0.2%
Chemicals	85,618	0.4%
Coal	15,200	0.1%
Commercial Services	326,623	1.4%
Computers	98,970	0.4%
Cosmetics/Personal Care	4,903	NM
Distribution/Wholesale	52,897	0.2%
Diversified Financial Services	79,364	0.3%
Electric	113,674	0.5%
Electrical Components & Equipment	49,061	0.2%
Electronics	108,878	0.4%
Energy - Alternate Sources	5,205	NM
Engineering & Construction	37,315	0.2%
Entertainment	44,089	0.2%
Environmental Control	40,660	0.2%
Food	94,542	0.4%
Forest Products & Paper	39,010	0.2%
Gas	62,825	0.3%
Hand/Machine Tools	4,271	NM
Healthcare - Products	171,014	0.7%
Healthcare - Services	96,593	0.4%
Holding Companies - Diversified	5,257	NM
Home Builders	16,413	0.1%
Home Furnishings	20,825	0.1%
Household Products/Wares	22,898	0.1%
Insurance	154,499	0.6%
Internet	122,713	0.5%
Investment Companies	40,307	0.2%
Iron/Steel	1,167	NM
Leisure Time	19,937	0.1%
Lodging	13,723	0.1%
Machinery - Construction & Mining	5,154	NM
Machinery - Diversified	77,954	0.3%
Media	35,231	0.1%
Metal Fabricate/Hardware	37,239	0.2%
Mining	66,924	0.3%
Miscellaneous Manufacturing	116,767	0.5%
Office Furnishings	19,465	0.1%
Oil & Gas	175,640	0.7%
Oil & Gas Services	87,885	0.4%
Packaging & Containers	3,563	NM
Pharmaceuticals	145,118	0.6%
Pipelines	8,032	NM
Private Equity	3,301	NM
REIT	413,942	1.7%
Real Estate	4,123	NM
Retail	310,106	1.3%
Savings & Loans	47,532	0.2%
Semiconductors	169,545	0.7%
Software	213,484	0.9%
Storage/Warehousing	3,374	NM
Telecommunications	172,782	0.7%
Textiles	8,634	NM
Toys/Games/Hobbies	2,940	NM
Transportation	91,189	0.4%
Trucking & Leasing	13,842	0.1%
Water	15,740	0.1%
Other**	19,235,384	79.6%
Total	$24,141,538	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (29.0%)
Activision Blizzard, Inc. (Software)	7,689	$102,956
Adobe Systems, Inc.* (Software)	3,333	98,024
Akamai Technologies, Inc.* (Internet)	1,254	33,783
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,254	84,658
Altera Corp. (Semiconductors)	2,178	82,590
Amazon.com, Inc.* (Internet)	3,036	648,216
Amgen, Inc. (Biotechnology)	6,204	355,303
Apollo Group, Inc. - Class A* (Commercial Services)	924	43,751
Apple Computer, Inc.* (Computers)	6,237	2,524,613
Applied Materials, Inc. (Semiconductors)	8,844	108,958
Autodesk, Inc.* (Software)	1,551	53,665
Automatic Data Processing, Inc. (Commercial Services)	3,300	172,689
Baidu, Inc.ADR* (Internet)	1,815	254,427
Bed Bath & Beyond, Inc.* (Retail)	1,683	104,077
Biogen Idec, Inc.* (Biotechnology)	1,617	188,154
BMC Software, Inc.* (Software)	1,188	41,295
Broadcom Corp. - Class A (Semiconductors)	3,234	116,715
C.H. Robinson Worldwide, Inc. (Transportation)	1,122	77,900
CA, Inc. (Software)	3,399	73,622
Celgene Corp.* (Biotechnology)	3,069	198,963
Cerner Corp.* (Software)	1,122	71,168
Check Point Software Technologies, Ltd.* (Software)	1,386	79,875
Cisco Systems, Inc. (Telecommunications)	36,960	684,869
Citrix Systems, Inc.* (Software)	1,254	91,329
Cognizant Technology Solutions Corp.* (Computers)	2,046	148,846
Comcast Corp. - Class A (Media)	14,058	329,660
Costco Wholesale Corp. (Retail)	2,937	244,505
Ctrip.com International, Ltd.ADR* (Internet)	990	34,511
Dell, Inc.* (Computers)	12,276	194,084
DENTSPLY International, Inc. (Healthcare - Products)	957	35,371
DIRECTV - Class A* (Media)	4,950	225,027
Dollar Tree, Inc.* (Retail)	825	65,967
eBay, Inc.* (Internet)	8,679	276,253
Electronic Arts, Inc.* (Software)	2,211	51,627
Expedia, Inc. (Internet)	1,683	44,196
Expeditors International of Washington, Inc. (Transportation)	1,419	64,706
Express Scripts, Inc.* (Pharmaceuticals)	3,267	149,400
F5 Networks, Inc.* (Internet)	528	54,886
Fastenal Co. (Distribution/Wholesale)	1,980	75,418
First Solar, Inc.* (Energy - Alternate Sources)	594	29,563
Fiserv, Inc.* (Software)	957	56,339
Flextronics International, Ltd.* (Electronics)	4,917	32,280
FLIR Systems, Inc. (Electronics)	1,089	28,641
Garmin, Ltd. (Electronics)	1,320	45,395
Gilead Sciences, Inc.* (Biotechnology)	5,181	215,840
Google, Inc. - Class A* (Internet)	1,716	1,016,970
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,023	66,515
Henry Schein, Inc.* (Healthcare - Products)	627	43,464
Illumina, Inc.* (Biotechnology)	825	25,261
Infosys Technologies, Ltd.ADR (Computers)	561	32,869
Intel Corp. (Semiconductors)	35,310	866,507
Intuit, Inc. (Software)	2,046	109,809
Intuitive Surgical, Inc.* (Healthcare - Products)	264	114,539
Joy Global, Inc. (Machinery - Construction & Mining)	693	60,430
KLA -Tencor Corp. (Semiconductors)	1,122	52,835
Lam Research Corp.* (Semiconductors)	825	35,467
Liberty Media Holding Corp. - Interactive Series A* (Internet)	3,861	63,436
Life Technologies Corp.* (Biotechnology)	1,221	49,658
Linear Technology Corp. (Semiconductors)	1,518	49,047
Marvell Technology Group, Ltd.* (Semiconductors)	4,125	57,709
Mattel, Inc. (Toys/Games/Hobbies)	2,310	65,234
Maxim Integrated Products, Inc. (Semiconductors)	1,980	51,797
Microchip Technology, Inc. (Semiconductors)	1,287	46,538
Micron Technology, Inc.* (Semiconductors)	6,732	37,632
Microsoft Corp. (Software)	56,331	1,500,094
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,871	56,185
NetApp, Inc.* (Computers)	2,508	102,728
Netflix, Inc.* (Internet)	363	29,795
News Corp. - Class A (Media)	12,276	215,075
NII Holdings, Inc. - Class B* (Telecommunications)	1,155	27,177
NVIDIA Corp.* (Semiconductors)	4,059	60,073
O’Reilly Automotive, Inc.* (Retail)	924	70,270
Oracle Corp. (Software)	33,990	1,113,852
PACCAR, Inc. (Auto Manufacturers)	2,442	105,592
Paychex, Inc. (Commercial Services)	2,442	71,160
Priceline.com, Inc.* (Internet)	330	167,548
QIAGEN N.V.* (Healthcare - Products)	1,584	21,827
Qualcomm, Inc. (Telecommunications)	11,286	582,358
Research In Motion, Ltd.* (Computers)	3,498	70,660
Ross Stores, Inc. (Retail)	792	69,482
SanDisk Corp.* (Computers)	1,617	81,933
Seagate Technology PLC (Computers)	2,805	45,301
Sears Holdings Corp.* (Retail)	726	56,759
Sigma-Aldrich Corp. (Chemicals)	825	54,021
Sirius XM Radio, Inc.* (Media)	26,532	47,492
Staples, Inc. (Retail)	4,752	71,090
Starbucks Corp. (Retail)	5,016	212,377
Stericycle, Inc.* (Environmental Control)	594	49,646
Symantec Corp.* (Internet)	5,049	85,883
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,686	191,423

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	1,056	$28,776
VeriSign, Inc. (Internet)	1,122	36,005
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,386	54,872
Virgin Media, Inc. (Telecommunications)	2,112	51,491
Vodafone Group PLCADR (Telecommunications)	6,039	168,126
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,716	31,094
Whole Foods Market, Inc. (Food)	1,188	85,679
Wynn Resorts, Ltd. (Lodging)	825	109,560
Xilinx, Inc. (Semiconductors)	1,782	59,626
Yahoo!, Inc.* (Internet)	8,481	132,643

TOTAL COMMON STOCKS (Cost $8,376,908)		17,457,505

	Principal Amount	Value
Repurchase Agreements(a)(b) (63.4%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $38,177,038	$38,177,000	$38,177,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,177,000)		38,177,000

TOTAL INVESTMENT SECURITIES (Cost $46,553,908) — 92.4%		55,634,505
Net other assets (liabilities) — 7.6%		4,544,121

NET ASSETS — 100.0%		$60,178,626

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,474,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $5,890,625)	125	$197,566

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$30,195,332	$(505,747)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,281,249	(28,604)
		$(534,351)

NASDAQ-100 ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$105,592	0.2%
Beverages	66,515	0.1%
Biotechnology	1,172,709	1.9%
Chemicals	54,021	0.1%
Commercial Services	287,600	0.5%
Computers	3,201,034	5.3%
Distribution/Wholesale	75,418	0.1%
Electronics	106,316	0.2%
Energy - Alternate Sources	29,563	0.1%
Environmental Control	49,646	0.1%
Food	85,679	0.1%
Healthcare - Products	215,201	0.4%
Internet	2,878,552	4.8%
Lodging	109,560	0.2%
Machinery - Construction & Mining	60,430	0.1%
Media	817,254	1.4%
Pharmaceuticals	428,102	0.7%
Retail	923,303	1.5%
Semiconductors	1,625,494	2.7%
Software	3,443,655	5.7%
Telecommunications	1,514,021	2.5%
Toys/Games/Hobbies	65,234	0.1%
Transportation	142,606	0.2%
Other**	42,721,121	71.0%
Total	$60,178,626	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (103.1%)
3M Co. (Miscellaneous Manufacturing)	2,480	$195,970
Abercrombie & Fitch Co. - Class A (Retail)	248	18,451
Accenture PLC - Class A (Computers)	2,480	149,445
ACE, Ltd. (Insurance)	2,480	178,932
Adobe Systems, Inc.* (Software)	1,736	51,056
Aetna, Inc. (Healthcare - Services)	2,728	108,465
AFLAC, Inc. (Insurance)	1,240	55,912
Air Products & Chemicals, Inc. (Chemicals)	744	64,088
Airgas, Inc. (Chemicals)	248	17,100
AK Steel Holding Corp. (Iron/Steel)	744	6,198
Alcoa, Inc. (Mining)	7,936	85,391
Allegheny Technologies, Inc. (Iron/Steel)	496	23,014
Allstate Corp. (Insurance)	3,968	104,517
Alpha Natural Resources, Inc.* (Coal)	496	11,924
Altria Group, Inc. (Agriculture)	10,168	280,128
Ameren Corp. (Electric)	1,736	55,344
American Electric Power, Inc. (Electric)	3,720	146,122
American Express Co. (Diversified Financial Services)	3,472	175,753
American International Group, Inc. (Insurance)	3,224	79,601
AmerisourceBergen Corp. (Pharmaceuticals)	992	40,474
Amgen, Inc. (Biotechnology)	3,224	184,638
Anadarko Petroleum Corp. (Oil & Gas)	2,480	194,680
AON Corp. (Insurance)	2,480	115,618
Apache Corp. (Oil & Gas)	1,488	148,249
Apartment Investment and Management Co. - Class A (REIT)	496	12,236
Applied Materials, Inc. (Semiconductors)	5,952	73,329
Archer-Daniels-Midland Co. (Agriculture)	4,960	143,542
Assurant, Inc. (Insurance)	744	28,674
AT&T, Inc. (Telecommunications)	25,792	755,963
Automatic Data Processing, Inc. (Commercial Services)	1,240	64,889
AutoNation, Inc.* (Retail)	248	9,657
Avery Dennison Corp. (Household Products/Wares)	496	13,194
Baker Hughes, Inc. (Oil & Gas Services)	1,736	100,671
Bank of America Corp. (Banks)	75,888	518,315
Bank of New York Mellon Corp. (Banks)	9,176	195,265
Baxter International, Inc. (Healthcare - Products)	1,488	81,810
BB&T Corp. (Banks)	5,208	121,555
Beam, Inc. (Beverages)	1,240	61,293
Becton, Dickinson & Co. (Healthcare - Products)	496	38,802
Bemis Co., Inc. (Packaging & Containers)	744	20,914
Berkshire Hathaway, Inc. - Class B* (Insurance)	13,144	1,023,392
Best Buy Co., Inc. (Retail)	992	26,020
Big Lots, Inc.* (Retail)	248	9,347
BlackRock, Inc. (Diversified Financial Services)	248	39,132
Boeing Co. (Aerospace/Defense)	2,232	146,843
Boston Properties, Inc. (REIT)	496	49,099
Boston Scientific Corp.* (Healthcare - Products)	11,408	67,193
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,952	188,024
CA, Inc. (Software)	992	21,487
Cabot Oil & Gas Corp. (Oil & Gas)	496	38,549
Campbell Soup Co. (Food)	744	24,738
Capital One Financial Corp. (Banks)	3,472	158,531
Cardinal Health, Inc. (Pharmaceuticals)	2,480	109,790
CareFusion Corp.* (Healthcare - Products)	1,736	44,442
Carnival Corp. - Class A (Leisure Time)	1,736	61,125
Caterpillar, Inc. (Machinery - Construction & Mining)	2,232	210,835
CBS Corp. - Class B (Media)	4,960	128,018
CenterPoint Energy, Inc. (Gas)	3,224	67,188
CenturyLink, Inc. (Telecommunications)	2,232	78,700
Chesapeake Energy Corp. (Oil & Gas)	2,976	83,685
Chevron Corp. (Oil & Gas)	14,880	1,563,144
Chubb Corp. (Insurance)	2,232	149,656
Cincinnati Financial Corp. (Insurance)	1,240	35,886
Cintas Corp. (Textiles)	744	22,238
Cisco Systems, Inc. (Telecommunications)	17,608	326,276
Citigroup, Inc. (Banks)	21,824	689,420
Clorox Co. (Household Products/Wares)	496	33,202
CME Group, Inc. (Diversified Financial Services)	496	136,678
CMS Energy Corp. (Electric)	1,984	41,307
Comerica, Inc. (Banks)	1,488	38,018
Computer Sciences Corp. (Computers)	1,240	39,010
Compuware Corp.* (Software)	496	4,191
ConAgra Foods, Inc. (Food)	2,976	75,382
ConocoPhillips (Oil & Gas)	10,168	708,201
Consolidated Edison, Inc. (Electric)	2,232	129,166
Constellation Brands, Inc.* (Beverages)	1,488	30,087
Constellation Energy Group, Inc. (Electric)	1,488	59,074
Corning, Inc. (Telecommunications)	4,464	63,791
Costco Wholesale Corp. (Retail)	3,224	268,398
Coventry Health Care, Inc.* (Healthcare - Services)	992	31,556
Covidien PLC (Healthcare - Products)	3,720	174,989
CSX Corp. (Transportation)	3,224	71,605
CVS Caremark Corp. (Retail)	10,168	369,098
D.R. Horton, Inc. (Home Builders)	1,984	22,082
Danaher Corp. (Miscellaneous Manufacturing)	1,736	83,936
Dean Foods Co.* (Food)	1,488	14,463
Dell, Inc.* (Computers)	11,656	184,281

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DENTSPLY International, Inc. (Healthcare - Products)	496	$18,332
Devon Energy Corp. (Oil & Gas)	1,984	128,861
Discover Financial Services (Diversified Financial Services)	3,968	93,486
Dominion Resources, Inc. (Electric)	2,480	127,943
Dover Corp. (Miscellaneous Manufacturing)	744	41,314
DTE Energy Co. (Electric)	1,240	64,616
Duke Energy Corp. (Electric)	9,920	202,566
E*TRADE Financial Corp.* (Diversified Financial Services)	1,984	21,526
E.I. du Pont de Nemours & Co. (Chemicals)	2,976	143,056
Eastman Chemical Co. (Chemicals)	496	19,488
Eaton Corp. (Miscellaneous Manufacturing)	1,240	55,577
Edison International (Electric)	2,480	100,688
El Paso Corp. (Pipelines)	2,480	62,025
Electronic Arts, Inc.* (Software)	1,488	34,745
Emerson Electric Co. (Electrical Components & Equipment)	2,480	119,338
Entergy Corp. (Electric)	1,240	85,771
EOG Resources, Inc. (Oil & Gas)	992	88,715
EQT Corp. (Oil & Gas)	496	31,496
Equifax, Inc. (Commercial Services)	248	8,717
Exelon Corp. (Electric)	4,960	220,174
Expeditors International of Washington, Inc. (Transportation)	744	33,926
Exxon Mobil Corp. (Oil & Gas)	36,456	2,846,849
Federated Investors, Inc. - Class B (Diversified Financial Services)	248	4,846
FedEx Corp. (Transportation)	2,480	202,938
Fidelity National Information Services, Inc. (Software)	1,736	45,448
Fifth Third Bancorp (Banks)	6,944	83,397
First Horizon National Corp. (Banks)	1,985	13,874
FirstEnergy Corp. (Electric)	3,224	144,951
Fiserv, Inc.* (Software)	496	29,200
Fluor Corp. (Engineering & Construction)	496	28,198
Ford Motor Co.* (Auto Manufacturers)	11,656	136,142
Forest Laboratories, Inc.* (Pharmaceuticals)	744	23,287
Franklin Resources, Inc. (Diversified Financial Services)	496	52,888
Frontier Communications Corp. (Telecommunications)	3,968	24,840
GameStop Corp. - Class A* (Retail)	992	25,365
Gannett Co., Inc. (Media)	1,736	20,294
General Dynamics Corp. (Aerospace/Defense)	1,240	79,596
General Electric Co. (Miscellaneous Manufacturing)	79,360	1,326,106
General Mills, Inc. (Food)	1,736	66,888
Genuine Parts Co. (Distribution/Wholesale)	1,240	71,213
Genworth Financial, Inc. - Class A* (Insurance)	3,720	23,734
H & R Block, Inc. (Commercial Services)	2,232	34,127
Halliburton Co. (Oil & Gas Services)	3,224	120,449
Harley-Davidson, Inc. (Leisure Time)	992	38,589
Harman International Industries, Inc. (Home Furnishings)	248	10,704
Harris Corp. (Telecommunications)	496	18,724
Hartford Financial Services Group, Inc. (Insurance)	3,224	62,062
HCP, Inc. (REIT)	1,240	49,414
Health Care REIT, Inc. (REIT)	744	39,201
Heinz (H.J.) Co. (Food)	744	39,759
Helmerich & Payne, Inc. (Oil & Gas)	248	13,189
Hess Corp. (Oil & Gas)	2,232	139,634
Hewlett-Packard Co. (Computers)	7,192	191,379
Home Depot, Inc. (Retail)	11,656	417,285
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,984	103,962
Hormel Foods Corp. (Food)	496	14,617
Host Hotels & Resorts, Inc. (REIT)	2,976	42,467
Hudson City Bancorp, Inc. (Savings & Loans)	1,736	10,850
Humana, Inc. (Healthcare - Services)	1,240	105,264
Huntington Bancshares, Inc. (Banks)	4,464	23,124
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,736	84,422
Integrys Energy Group, Inc. (Electric)	496	26,243
Intel Corp. (Semiconductors)	16,368	401,671
International Game Technology (Entertainment)	1,240	21,812
International Paper Co. (Forest Products & Paper)	3,224	89,305
Invesco, Ltd. (Diversified Financial Services)	1,736	34,841
Iron Mountain, Inc. (Commercial Services)	744	23,012
J.C. Penney Co., Inc. (Retail)	992	31,823
J.P. Morgan Chase & Co. (Banks)	29,264	1,017,217
Jabil Circuit, Inc. (Electronics)	1,240	25,494
Jacobs Engineering Group, Inc.* (Engineering & Construction)	992	38,490
Janus Capital Group, Inc. (Diversified Financial Services)	744	4,881
JM Smucker Co. (Food)	744	57,303
Johnson & Johnson (Healthcare - Products)	8,184	526,968
Johnson Controls, Inc. (Auto Parts & Equipment)	4,960	163,333
Kellogg Co. (Food)	744	40,332
KeyCorp (Banks)	5,704	40,270
Kimberly-Clark Corp. (Household Products/Wares)	1,240	86,440
Kimco Realty Corp. (REIT)	1,984	34,660
KLA -Tencor Corp. (Semiconductors)	744	35,035
Kohls Corp. (Retail)	744	39,439
Kraft Foods, Inc. (Food)	6,944	244,290
Kroger Co. (Food)	4,464	103,475
L-3 Communications Holdings, Inc. (Aerospace/Defense)	744	50,428
Legg Mason, Inc. (Diversified Financial Services)	992	27,280
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	992	21,725
Lennar Corp. - Class A (Home Builders)	496	8,204
Leucadia National Corp. (Holding Companies - Diversified)	496	13,308

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	496	$15,723
Lincoln National Corp. (Insurance)	2,232	42,520
Lockheed Martin Corp. (Aerospace/Defense)	1,984	150,586
Loews Corp. (Insurance)	2,232	88,610
Lorillard, Inc. (Agriculture)	496	54,887
Lowe’s Cos., Inc. (Retail)	9,424	198,092
LSI Logic Corp.* (Semiconductors)	2,480	15,500
M&T Bank Corp. (Banks)	992	75,501
Macy’s, Inc. (Retail)	1,240	37,857
Marathon Oil Corp. (Oil & Gas)	5,456	142,020
Marathon Petroleum Corp. (Oil & Gas)	2,728	97,935
Marriott International, Inc. - Class A (Lodging)	1	20
Marsh & McLennan Cos., Inc. (Insurance)	3,968	121,500
Masco Corp. (Building Materials)	2,728	26,189
Mattel, Inc. (Toys/Games/Hobbies)	992	28,014
McCormick & Co., Inc. (Food)	496	24,086
McGraw-Hill Cos., Inc. (Media)	992	42,160
McKesson Corp. (Pharmaceuticals)	1,736	141,571
MeadWestvaco Corp. (Forest Products & Paper)	1,240	34,608
Medtronic, Inc. (Healthcare - Products)	2,728	94,771
MEMC Electronic Materials, Inc.* (Semiconductors)	1,736	10,399
Merck & Co., Inc. (Pharmaceuticals)	8,184	282,348
MetLife, Inc. (Insurance)	7,936	279,030
Molex, Inc. (Electrical Components & Equipment)	744	18,369
Molson Coors Brewing Co. - Class B (Beverages)	1,240	52,502
Monsanto Co. (Chemicals)	1,736	126,294
Monster Worldwide, Inc.* (Commercial Services)	496	4,578
Moody’s Corp. (Commercial Services)	744	26,405
Morgan Stanley Dean Witter & Co. (Banks)	11,160	196,862
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,984	77,138
Motorola Solutions, Inc. (Telecommunications)	2,232	104,703
Murphy Oil Corp. (Oil & Gas)	744	41,195
Nabors Industries, Ltd.* (Oil & Gas)	2,232	40,913
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	992	24,850
Newell Rubbermaid, Inc. (Housewares)	2,232	33,034
News Corp. - Class A (Media)	7,192	126,004
NextEra Energy, Inc. (Electric)	3,224	181,834
Nicor, Inc. (Gas)	248	13,950
NiSource, Inc. (Gas)	1,984	43,827
Noble Corp.* (Oil & Gas)	496	17,826
Noble Energy, Inc. (Oil & Gas)	744	66,469
Norfolk Southern Corp. (Transportation)	1,488	110,097
Northeast Utilities System (Electric)	1,240	42,867
Northern Trust Corp. (Banks)	1,240	50,183
Northrop Grumman Corp. (Aerospace/Defense)	1,984	114,576
Novellus Systems, Inc.* (Semiconductors)	248	8,568
NRG Energy, Inc.* (Electric)	1,736	37,185
Nucor Corp. (Iron/Steel)	2,480	93,694
NVIDIA Corp.* (Semiconductors)	1,984	29,363
NYSE Euronext (Diversified Financial Services)	1,984	52,715
Occidental Petroleum Corp. (Oil & Gas)	2,976	276,589
Omnicom Group, Inc. (Advertising)	744	33,093
ONEOK, Inc. (Pipelines)	744	56,581
Owens-Illinois, Inc.* (Packaging & Containers)	1,240	24,899
PACCAR, Inc. (Auto Manufacturers)	1,488	64,341
Parker Hannifin Corp. (Miscellaneous Manufacturing)	496	40,449
Paychex, Inc. (Commercial Services)	992	28,907
People’s United Financial, Inc. (Savings & Loans)	2,728	34,782
Pepco Holdings, Inc. (Electric)	1,736	34,373
PerkinElmer, Inc. (Electronics)	496	10,252
Pfizer, Inc. (Pharmaceuticals)	58,280	1,122,473
PG&E Corp. (Electric)	2,976	127,670
Pinnacle West Capital Corp. (Electric)	744	33,912
Pitney Bowes, Inc. (Office/Business Equipment)	1,488	30,325
Plum Creek Timber Co., Inc. (Forest Products & Paper)	744	28,019
PNC Financial Services Group (Banks)	3,968	213,121
PPG Industries, Inc. (Chemicals)	496	42,859
PPL Corp. (Electric)	4,216	123,824
Principal Financial Group, Inc. (Insurance)	2,232	57,541
Procter & Gamble Co. (Cosmetics/Personal Care)	10,664	682,389
Progress Energy, Inc. (Electric)	2,232	116,287
Progressive Corp. (Insurance)	4,712	89,575
Prologis, Inc. (REIT)	2,232	66,424
Prudential Financial, Inc. (Insurance)	3,720	201,624
Public Service Enterprise Group, Inc. (Electric)	3,720	125,364
Public Storage, Inc. (REIT)	496	64,009
Pulte Group, Inc.* (Home Builders)	2,480	12,846
QEP Resources, Inc. (Oil & Gas)	1,240	44,082
Quanta Services, Inc.* (Commercial Services)	1,488	31,084
Quest Diagnostics, Inc. (Healthcare - Services)	496	27,677
R.R. Donnelley & Sons Co. (Commercial Services)	1,488	24,254
Range Resources Corp. (Oil & Gas)	496	34,145
Raytheon Co. (Aerospace/Defense)	1,488	65,755
Regions Financial Corp. (Banks)	9,424	37,036
Republic Services, Inc. (Environmental Control)	992	28,232
Reynolds American, Inc. (Agriculture)	1,240	47,963
Robert Half International, Inc. (Commercial Services)	496	13,109
Rowan Cos., Inc.* (Oil & Gas)	992	34,214
Ryder System, Inc. (Transportation)	496	25,266
Safeway, Inc. (Food)	2,728	52,841

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SAIC, Inc.* (Commercial Services)	992	$12,331
Sara Lee Corp. (Food)	1,984	35,315
SCANA Corp. (Electric)	744	31,456
Sealed Air Corp. (Packaging & Containers)	1,240	22,072
Sears Holdings Corp.* (Retail)	248	19,389
Sempra Energy (Gas)	1,736	93,275
Sherwin-Williams Co. (Chemicals)	248	20,512
SLM Corp. (Diversified Financial Services)	3,968	54,243
Snap-on, Inc. (Hand/Machine Tools)	248	13,310
Southern Co. (Electric)	3,968	171,418
Southwest Airlines Co. (Airlines)	2,976	25,445
Spectra Energy Corp. (Pipelines)	2,480	71,002
Sprint Nextel Corp.* (Telecommunications)	22,320	57,362
Stanley Black & Decker, Inc. (Hand/Machine Tools)	744	47,504
Staples, Inc. (Retail)	2,728	40,811
State Street Corp. (Banks)	3,720	150,251
Sunoco, Inc. (Oil & Gas)	992	36,932
SunTrust Banks, Inc. (Banks)	3,968	78,289
SuperValu, Inc. (Food)	1,488	11,934
Sysco Corp. (Food)	4,464	123,742
Target Corp. (Retail)	2,232	122,202
TE Connectivity, Ltd. (Electronics)	992	35,266
TECO Energy, Inc. (Electric)	1,736	32,238
Tellabs, Inc. (Telecommunications)	2,728	11,812
Teradyne, Inc.* (Semiconductors)	496	7,103
Tesoro Petroleum Corp.* (Oil & Gas)	992	25,732
Textron, Inc. (Miscellaneous Manufacturing)	1,984	38,529
The AES Corp.* (Electric)	4,960	55,651
The Charles Schwab Corp. (Diversified Financial Services)	4,464	54,818
The Dow Chemical Co. (Chemicals)	8,928	248,913
The Gap, Inc. (Retail)	1,240	23,436
The Goldman Sachs Group, Inc. (Banks)	3,720	407,526
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,736	24,929
The Hershey Co. (Food)	496	28,386
The Travelers Cos., Inc. (Insurance)	3,224	188,120
The Williams Cos., Inc. (Pipelines)	4,464	134,411
Thermo Fisher Scientific, Inc.* (Electronics)	1,240	62,335
Time Warner Cable, Inc. (Media)	744	47,385
Time Warner, Inc. (Media)	7,688	269,003
Titanium Metals Corp. (Mining)	248	4,154
Torchmark Corp. (Insurance)	744	30,452
Total System Services, Inc. (Commercial Services)	744	14,798
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,736	79,075
Tyson Foods, Inc. - Class A (Food)	2,232	43,078
U.S. Bancorp (Banks)	14,384	368,087
Union Pacific Corp. (Transportation)	1,488	148,160
United Parcel Service, Inc. - Class B (Transportation)	3,472	243,873
United States Steel Corp. (Iron/Steel)	744	18,868
United Technologies Corp. (Aerospace/Defense)	2,480	193,390
UnitedHealth Group, Inc. (Healthcare - Services)	7,936	380,849
UnumProvident Corp. (Insurance)	2,232	53,211
V.F. Corp. (Apparel)	248	34,279
Valero Energy Corp. (Oil & Gas)	4,216	103,714
VeriSign, Inc. (Internet)	496	15,917
Verizon Communications, Inc. (Telecommunications)	12,648	467,723
Vornado Realty Trust (REIT)	744	61,611
Vulcan Materials Co. (Mining)	992	31,040
Wal-Mart Stores, Inc. (Retail)	13,144	745,528
Walgreen Co. (Retail)	6,696	222,307
Walt Disney Co. (Media)	6,448	224,906
Waste Management, Inc. (Environmental Control)	2,232	73,500
WellPoint, Inc. (Healthcare - Services)	2,728	187,959
Wells Fargo & Co. (Banks)	20,088	520,480
Weyerhaeuser Co. (REIT)	3,968	71,345
Whirlpool Corp. (Home Furnishings)	496	25,202
Windstream Corp. (Telecommunications)	1,488	18,109
Wisconsin Energy Corp. (Electric)	992	32,171
Xcel Energy, Inc. (Electric)	3,720	96,162
Xerox Corp. (Office/Business Equipment)	10,416	85,203
XL Group PLC (Insurance)	2,480	53,915
Xylem, Inc.* (Machinery - Diversified)	744	19,895
Yahoo!, Inc.* (Internet)	4,960	77,574
Zimmer Holdings, Inc.* (Healthcare - Products)	496	26,104
Zions Bancorp (Banks)	1,488	25,832

TOTAL COMMON STOCKS (Cost $37,782,896)		40,072,340

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	7

TOTAL RIGHTS/WARRANTS (Cost $16)		7

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $48,000	$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000

TOTAL INVESTMENT SECURITIES (Cost $37,830,912) — 103.2%		40,120,347
Net other assets (liabilities) — (3.2)%		(1,246,484)

NET ASSETS — 100.0%		$38,873,863

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$33,093	0.1%
Aerospace/Defense	801,174	2.1%
Agriculture	526,520	1.3%
Airlines	25,445	0.1%
Apparel	34,279	0.1%
Auto Manufacturers	200,483	0.5%
Auto Parts & Equipment	188,262	0.5%
Banks	5,022,154	12.9%
Beverages	143,882	0.4%
Biotechnology	184,638	0.5%
Building Materials	26,189	0.1%
Chemicals	682,310	1.7%
Coal	11,924	NM
Commercial Services	286,211	0.7%
Computers	579,838	1.5%
Cosmetics/Personal Care	682,389	1.7%
Distribution/Wholesale	71,213	0.2%
Diversified Financial Services	777,937	2.0%
Electric	2,646,377	6.8%
Electrical Components & Equipment	137,707	0.3%
Electronics	133,347	0.3%
Engineering & Construction	66,688	0.2%
Entertainment	21,812	0.1%
Environmental Control	101,732	0.3%
Food	1,000,629	2.6%
Forest Products & Paper	151,932	0.4%
Gas	218,240	0.6%
Hand/Machine Tools	60,814	0.1%
Healthcare - Products	1,073,411	2.8%
Healthcare - Services	841,770	2.2%
Holding Companies - Diversified	13,308	NM
Home Builders	43,132	0.1%
Home Furnishings	35,906	0.1%
Household Products/Wares	132,836	0.3%
Housewares	33,034	0.1%
Insurance	3,064,089	7.9%
Internet	93,491	0.2%
Iron/Steel	141,774	0.4%
Leisure Time	99,714	0.2%
Lodging	20	NM
Machinery - Construction & Mining	210,835	0.5%
Machinery - Diversified	19,895	0.1%
Media	857,770	2.2%
Mining	120,585	0.3%
Miscellaneous Manufacturing	2,071,065	5.3%
Office/Business Equipment	115,528	0.3%
Oil & Gas	6,947,018	17.9%
Oil & Gas Services	221,120	0.6%
Packaging & Containers	67,885	0.2%
Pharmaceuticals	1,907,967	4.9%
Pipelines	324,019	0.8%
REIT	490,466	1.3%
Retail	2,624,505	6.7%
Savings & Loans	45,632	0.1%
Semiconductors	580,968	1.5%
Software	186,127	0.5%
Telecommunications	2,005,141	5.2%
Textiles	22,238	0.1%
Toys/Games/Hobbies	28,014	0.1%
Transportation	835,865	2.1%
Other**	(1,198,484)	(3.1)%
Total	$38,873,863	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	2,664	$210,509
Abbott Laboratories (Pharmaceuticals)	10,212	550,120
Abercrombie & Fitch Co. - Class A (Retail)	222	16,517
Accenture PLC - Class A (Computers)	2,220	133,777
Adobe Systems, Inc.* (Software)	1,776	52,232
Advanced Micro Devices, Inc.* (Semiconductors)	3,774	22,002
AFLAC, Inc. (Insurance)	1,776	80,080
Agilent Technologies, Inc.* (Electronics)	2,220	82,295
Air Products & Chemicals, Inc. (Chemicals)	666	57,369
Airgas, Inc. (Chemicals)	222	15,307
Akamai Technologies, Inc.* (Internet)	1,110	29,903
Allegheny Technologies, Inc. (Iron/Steel)	222	10,301
Allergan, Inc. (Pharmaceuticals)	1,998	168,072
Alpha Natural Resources, Inc.* (Coal)	1,110	26,684
Altera Corp. (Semiconductors)	2,220	84,182
Altria Group, Inc. (Agriculture)	4,662	128,438
Amazon.com, Inc.* (Internet)	2,442	521,391
American Express Co. (Diversified Financial Services)	3,774	191,040
American Tower Corp.* (Telecommunications)	2,664	146,786
Ameriprise Financial, Inc. (Diversified Financial Services)	1,554	72,541
AmerisourceBergen Corp. (Pharmaceuticals)	888	36,230
Amgen, Inc. (Biotechnology)	3,330	190,709
Amphenol Corp. - Class A (Electronics)	1,110	52,714
Anadarko Petroleum Corp. (Oil & Gas)	1,110	87,135
Analog Devices, Inc. (Semiconductors)	1,998	73,067
Apache Corp. (Oil & Gas)	1,332	132,707
Apartment Investment and Management Co. - Class A (REIT)	444	10,953
Apollo Group, Inc. - Class A* (Commercial Services)	888	42,047
Apple Computer, Inc.* (Computers)	5,994	2,426,251
Applied Materials, Inc. (Semiconductors)	3,330	41,026
AT&T, Inc. (Telecommunications)	16,428	481,505
Autodesk, Inc.* (Software)	1,554	53,768
Automatic Data Processing, Inc. (Commercial Services)	1,998	104,555
AutoZone, Inc.* (Retail)	222	71,837
Avalonbay Communities, Inc. (REIT)	666	89,038
Avery Dennison Corp. (Household Products/Wares)	222	5,905
Avon Products, Inc. (Cosmetics/Personal Care)	2,886	52,756
Baker Hughes, Inc. (Oil & Gas Services)	1,332	77,243
Ball Corp. (Packaging & Containers)	1,110	38,373
Bard (C.R.), Inc. (Healthcare - Products)	666	57,243
Baxter International, Inc. (Healthcare - Products)	2,442	134,261
Becton, Dickinson & Co. (Healthcare - Products)	888	69,468
Bed Bath & Beyond, Inc.* (Retail)	1,554	96,099
Best Buy Co., Inc. (Retail)	1,110	29,115
Big Lots, Inc.* (Retail)	222	8,367
Biogen Idec, Inc.* (Biotechnology)	1,554	180,823
BlackRock, Inc. (Diversified Financial Services)	444	70,059
BMC Software, Inc.* (Software)	1,110	38,584
Boeing Co. (Aerospace/Defense)	2,886	189,870
Boston Properties, Inc. (REIT)	444	43,952
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,994	189,350
Broadcom Corp. - Class A (Semiconductors)	3,108	112,168
Brown-Forman Corp. (Beverages)	666	49,770
C.H. Robinson Worldwide, Inc. (Transportation)	1,110	77,067
CA, Inc. (Software)	1,554	33,660
Cablevision Systems Corp. - Class A (Media)	1,554	22,486
Cabot Oil & Gas Corp. (Oil & Gas)	222	17,254
Cameron International Corp.* (Oil & Gas Services)	1,554	76,364
Campbell Soup Co. (Food)	666	22,145
Carmax, Inc.* (Retail)	1,554	46,713
Carnival Corp. - Class A (Leisure Time)	1,554	54,716
Caterpillar, Inc. (Machinery - Construction & Mining)	2,220	209,701
CBRE Group, Inc.* (Real Estate)	2,220	39,472
Celgene Corp.* (Biotechnology)	3,108	201,492
CenturyLink, Inc. (Telecommunications)	1,998	70,449
Cerner Corp.* (Software)	888	56,326
CF Industries Holdings, Inc. (Chemicals)	444	72,048
Chesapeake Energy Corp. (Oil & Gas)	1,554	43,698
Chipotle Mexican Grill, Inc.* (Retail)	222	74,619
CIGNA Corp. (Healthcare - Services)	1,776	78,748
Cisco Systems, Inc. (Telecommunications)	20,646	382,570
Citrix Systems, Inc.* (Software)	1,332	97,010
Cliffs Natural Resources, Inc. (Iron/Steel)	888	60,579
Clorox Co. (Household Products/Wares)	444	29,721
Coach, Inc. (Apparel)	1,998	130,010
Coca-Cola Co. (Beverages)	15,096	1,031,359
Coca-Cola Enterprises, Inc. (Beverages)	1,998	53,586
Cognizant Technology Solutions Corp.* (Computers)	1,998	145,354
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,108	280,870
Comcast Corp. - Class A (Media)	17,982	421,678
Compuware Corp.* (Software)	888	7,504
CONSOL Energy, Inc. (Coal)	1,554	66,449
Corning, Inc. (Telecommunications)	6,438	91,999
CSX Corp. (Transportation)	4,218	93,682

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cummins, Inc. (Machinery - Diversified)	1,332	$132,441
Danaher Corp. (Miscellaneous Manufacturing)	2,220	107,337
Darden Restaurants, Inc. (Retail)	888	42,517
DaVita, Inc.* (Healthcare - Services)	666	46,620
Deere & Co. (Machinery - Diversified)	2,664	202,198
Denbury Resources, Inc.* (Oil & Gas)	2,664	41,825
DENTSPLY International, Inc. (Healthcare - Products)	666	24,615
Devon Energy Corp. (Oil & Gas)	1,110	72,095
DeVry, Inc. (Commercial Services)	444	16,730
Diamond Offshore Drilling, Inc. (Oil & Gas)	444	29,100
DIRECTV - Class A* (Media)	4,884	222,027
Discovery Communications, Inc. - Class A* (Media)	1,776	77,185
Dominion Resources, Inc. (Electric)	1,554	80,171
Dover Corp. (Miscellaneous Manufacturing)	666	36,983
Dr. Pepper Snapple Group, Inc. (Beverages)	1,332	49,883
Dun & Bradstreet Corp. (Software)	222	14,843
E.I. du Pont de Nemours & Co. (Chemicals)	3,552	170,745
Eastman Chemical Co. (Chemicals)	444	17,445
Eaton Corp. (Miscellaneous Manufacturing)	1,110	49,750
eBay, Inc.* (Internet)	7,548	240,253
Ecolab, Inc. (Chemicals)	1,554	83,667
Edwards Lifesciences Corp.* (Healthcare - Products)	666	50,230
El Paso Corp. (Pipelines)	2,886	72,179
Electronic Arts, Inc.* (Software)	888	20,735
Eli Lilly & Co. (Pharmaceuticals)	6,660	247,486
EMC Corp.* (Computers)	13,542	331,914
Emerson Electric Co. (Electrical Components & Equipment)	2,664	128,192
EOG Resources, Inc. (Oil & Gas)	888	79,414
EQT Corp. (Oil & Gas)	444	28,194
Equifax, Inc. (Commercial Services)	444	15,607
Equity Residential (REIT)	1,998	117,243
Expedia, Inc. (Internet)	1,332	34,978
Expeditors International of Washington, Inc. (Transportation)	888	40,493
Express Scripts, Inc.* (Pharmaceuticals)	3,108	142,129
F5 Networks, Inc.* (Internet)	444	46,154
Family Dollar Stores, Inc. (Retail)	888	52,063
Fastenal Co. (Distribution/Wholesale)	1,998	76,104
Federated Investors, Inc. - Class B (Diversified Financial Services)	444	8,676
First Horizon National Corp. (Banks)	1	6
First Solar, Inc.* (Energy - Alternate Sources)	444	22,098
Fiserv, Inc.* (Software)	444	26,138
FLIR Systems, Inc. (Electronics)	1,110	29,193
Flowserve Corp. (Machinery - Diversified)	444	41,154
Fluor Corp. (Engineering & Construction)	666	37,862
FMC Corp. (Chemicals)	444	35,027
FMC Technologies, Inc.* (Oil & Gas Services)	1,554	69,650
Ford Motor Co.* (Auto Manufacturers)	14,652	171,135
Forest Laboratories, Inc.* (Pharmaceuticals)	1,110	34,743
Franklin Resources, Inc. (Diversified Financial Services)	666	71,016
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	6,216	250,256
Frontier Communications Corp. (Telecommunications)	3,108	19,456
General Dynamics Corp. (Aerospace/Defense)	1,332	85,501
General Mills, Inc. (Food)	2,664	102,644
Gilead Sciences, Inc.* (Biotechnology)	5,106	212,716
Goodrich Corp. (Aerospace/Defense)	888	108,895
Google, Inc. - Class A* (Internet)	1,554	920,963
Halliburton Co. (Oil & Gas Services)	3,108	116,115
Harley-Davidson, Inc. (Leisure Time)	666	25,907
Harman International Industries, Inc. (Home Furnishings)	222	9,582
Harris Corp. (Telecommunications)	444	16,761
Hasbro, Inc. (Toys/Games/Hobbies)	888	33,797
HCP, Inc. (REIT)	1,554	61,927
Health Care REIT, Inc. (REIT)	444	23,394
Heinz (H.J.) Co. (Food)	1,332	71,182
Helmerich & Payne, Inc. (Oil & Gas)	444	23,612
Hewlett-Packard Co. (Computers)	7,326	194,945
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,330	174,492
Hormel Foods Corp. (Food)	666	19,627
Hospira, Inc.* (Healthcare - Products)	1,110	34,910
Host Hotels & Resorts, Inc. (REIT)	1,998	28,511
Hudson City Bancorp, Inc. (Savings & Loans)	1,998	12,488
Huntington Bancshares, Inc. (Banks)	1,776	9,200
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,776	86,367
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,220	69,109
Intel Corp. (Semiconductors)	19,980	490,309
IntercontinentalExchange, Inc.* (Diversified Financial Services)	444	57,667
International Business Machines Corp. (Computers)	7,770	1,434,575
International Flavors & Fragrances, Inc. (Chemicals)	444	26,889
International Game Technology (Entertainment)	888	15,620
Interpublic Group of Cos., Inc. (Advertising)	3,108	29,464
Intuit, Inc. (Software)	1,998	107,233
Intuitive Surgical, Inc.* (Healthcare - Products)	222	96,317
Invesco, Ltd. (Diversified Financial Services)	1,332	26,733
Iron Mountain, Inc. (Commercial Services)	666	20,599
Janus Capital Group, Inc. (Diversified Financial Services)	666	4,369
JDS Uniphase Corp.* (Telecommunications)	1,554	18,648

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson & Johnson (Healthcare - Products)	10,878	$700,434
Joy Global, Inc. (Machinery - Construction & Mining)	666	58,075
Juniper Networks, Inc.* (Telecommunications)	3,552	86,917
Kellogg Co. (Food)	1,110	60,173
KeyCorp (Banks)	1,332	9,404
Kimberly-Clark Corp. (Household Products/Wares)	1,554	108,329
Kimco Realty Corp. (REIT)	888	15,513
KLA -Tencor Corp. (Semiconductors)	444	20,908
Kohls Corp. (Retail)	1,110	58,841
Kraft Foods, Inc. (Food)	5,550	195,249
Laboratory Corp. of America Holdings* (Healthcare - Services)	666	55,844
Lennar Corp. - Class A (Home Builders)	444	7,344
Leucadia National Corp. (Holding Companies - Diversified)	888	23,825
Life Technologies Corp.* (Biotechnology)	1,110	45,144
Limited, Inc. (Retail)	1,554	66,371
Linear Technology Corp. (Semiconductors)	1,554	50,210
Lorillard, Inc. (Agriculture)	444	49,133
LSI Logic Corp.* (Semiconductors)	1,554	9,713
Macy’s, Inc. (Retail)	1,776	54,221
Marriott International, Inc. - Class A (Lodging)	1,777	55,966
MasterCard, Inc. - Class A (Commercial Services)	666	231,262
Mattel, Inc. (Toys/Games/Hobbies)	1,332	37,616
McCormick & Co., Inc. (Food)	444	21,561
McDonald’s Corp. (Retail)	6,660	618,381
McGraw-Hill Cos., Inc. (Media)	1,110	47,175
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,332	95,704
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,442	133,968
Medtronic, Inc. (Healthcare - Products)	4,440	154,246
Merck & Co., Inc. (Pharmaceuticals)	13,098	451,881
MetroPCS Communications, Inc.* (Telecommunications)	1,998	16,983
Microchip Technology, Inc. (Semiconductors)	1,332	48,165
Micron Technology, Inc.* (Semiconductors)	6,660	37,229
Microsoft Corp. (Software)	48,840	1,300,609
Molex, Inc. (Electrical Components & Equipment)	222	5,481
Monsanto Co. (Chemicals)	1,998	145,354
Monster Worldwide, Inc.* (Commercial Services)	444	4,098
Moody’s Corp. (Commercial Services)	666	23,636
Murphy Oil Corp. (Oil & Gas)	666	36,876
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,886	56,479
National Oilwell Varco, Inc. (Oil & Gas Services)	2,886	205,858
NetApp, Inc.* (Computers)	2,442	100,024
Netflix, Inc.* (Internet)	444	36,444
Newfield Exploration Co.* (Oil & Gas)	888	35,751
Newmont Mining Corp. (Mining)	3,330	222,544
News Corp. - Class A (Media)	8,658	151,688
NIKE, Inc. - Class B (Apparel)	2,442	235,287
Noble Corp.* (Oil & Gas)	1,332	47,872
Noble Energy, Inc. (Oil & Gas)	444	39,667
Nordstrom, Inc. (Retail)	1,110	56,266
Norfolk Southern Corp. (Transportation)	888	65,703
Northern Trust Corp. (Banks)	444	17,969
Novellus Systems, Inc.* (Semiconductors)	222	7,670
NVIDIA Corp.* (Semiconductors)	2,220	32,856
O’Reilly Automotive, Inc.* (Retail)	888	67,532
Occidental Petroleum Corp. (Oil & Gas)	2,664	247,592
Omnicom Group, Inc. (Advertising)	1,110	49,373
Oracle Corp. (Software)	25,974	851,168
PACCAR, Inc. (Auto Manufacturers)	1,110	47,996
Pall Corp. (Miscellaneous Manufacturing)	666	34,079
Parker Hannifin Corp. (Miscellaneous Manufacturing)	666	54,312
Patterson Cos., Inc. (Healthcare - Products)	666	20,959
Paychex, Inc. (Commercial Services)	1,110	32,345
Peabody Energy Corp. (Coal)	1,776	77,025
PepsiCo, Inc. (Beverages)	10,434	656,820
PerkinElmer, Inc. (Electronics)	444	9,177
Philip Morris International, Inc. (Agriculture)	11,544	806,579
Pioneer Natural Resources Co. (Oil & Gas)	666	55,877
Plum Creek Timber Co., Inc. (Forest Products & Paper)	444	16,721
PPG Industries, Inc. (Chemicals)	666	57,549
Praxair, Inc. (Chemicals)	1,998	203,137
Precision Castparts Corp. (Metal Fabricate/Hardware)	888	144,877
Priceline.com, Inc.* (Internet)	222	112,714
Procter & Gamble Co. (Cosmetics/Personal Care)	8,658	554,025
Prologis, Inc. (REIT)	1,110	33,034
Public Storage, Inc. (REIT)	666	85,947
Qualcomm, Inc. (Telecommunications)	11,100	572,760
Quest Diagnostics, Inc. (Healthcare - Services)	444	24,775
Ralph Lauren Corp. (Apparel)	444	70,503
Range Resources Corp. (Oil & Gas)	444	30,565
Raytheon Co. (Aerospace/Defense)	1,110	49,051
Red Hat, Inc.* (Software)	1,332	66,134
Republic Services, Inc. (Environmental Control)	1,110	31,591
Reynolds American, Inc. (Agriculture)	1,110	42,935
Robert Half International, Inc. (Commercial Services)	444	11,735
Rockwell Automation, Inc. (Machinery - Diversified)	888	60,073
Rockwell Collins, Inc. (Aerospace/Defense)	1,110	61,971

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roper Industries, Inc. (Machinery - Diversified)	666	$54,013
Ross Stores, Inc. (Retail)	666	58,428
SAIC, Inc.* (Commercial Services)	888	11,038
Salesforce.com, Inc.* (Software)	888	118,255
SanDisk Corp.* (Computers)	1,554	78,741
Sara Lee Corp. (Food)	1,998	35,564
Schlumberger, Ltd. (Oil & Gas Services)	8,880	652,414
Scripps Networks Interactive - Class A (Media)	666	28,292
Sherwin-Williams Co. (Chemicals)	222	18,362
Sigma-Aldrich Corp. (Chemicals)	888	58,146
Simon Property Group, Inc. (REIT)	1,998	256,623
Snap-on, Inc. (Hand/Machine Tools)	222	11,915
Southern Co. (Electric)	2,220	95,904
Southwest Airlines Co. (Airlines)	2,664	22,777
Southwestern Energy Co.* (Oil & Gas)	2,220	93,329
Spectra Energy Corp. (Pipelines)	2,220	63,559
St. Jude Medical, Inc. (Healthcare - Products)	2,220	86,580
Stanley Black & Decker, Inc. (Hand/Machine Tools)	444	28,349
Staples, Inc. (Retail)	2,220	33,211
Starbucks Corp. (Retail)	4,884	206,789
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,332	66,747
Stericycle, Inc.* (Environmental Control)	666	55,664
Stryker Corp. (Healthcare - Products)	2,220	106,360
Symantec Corp.* (Internet)	4,884	83,077
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,776	93,844
Target Corp. (Retail)	2,442	133,700
TE Connectivity, Ltd. (Electronics)	1,998	71,029
Tenet Healthcare Corp.* (Healthcare - Services)	3,108	14,701
Teradata Corp.* (Computers)	1,110	66,223
Teradyne, Inc.* (Semiconductors)	666	9,537
Texas Instruments, Inc. (Semiconductors)	7,548	231,950
The Charles Schwab Corp. (Diversified Financial Services)	3,108	38,166
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	666	65,568
The Gap, Inc. (Retail)	1,332	25,175
The Hershey Co. (Food)	666	38,115
The Mosaic Co. (Chemicals)	1,776	104,003
Thermo Fisher Scientific, Inc.* (Electronics)	1,554	78,120
Tiffany & Co. (Retail)	888	70,800
Time Warner Cable, Inc. (Media)	1,332	84,835
Titanium Metals Corp. (Mining)	222	3,719
TJX Cos., Inc. (Retail)	2,442	143,907
Total System Services, Inc. (Commercial Services)	444	8,831
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,332	60,673
Union Pacific Corp. (Transportation)	1,998	198,941
United Parcel Service, Inc. - Class B (Transportation)	3,330	233,899
United States Steel Corp. (Iron/Steel)	222	5,630
United Technologies Corp. (Aerospace/Defense)	3,774	294,297
Urban Outfitters, Inc.* (Retail)	888	24,198
V.F. Corp. (Apparel)	222	30,685
Varian Medical Systems, Inc.* (Healthcare - Products)	666	39,108
Ventas, Inc. (REIT)	1,998	111,109
VeriSign, Inc. (Internet)	666	21,372
Verizon Communications, Inc. (Telecommunications)	7,326	270,915
Viacom, Inc. - Class B (Media)	3,774	165,490
Visa, Inc. - Class A (Commercial Services)	3,330	310,556
Vornado Realty Trust (REIT)	666	55,151
W.W. Grainger, Inc. (Distribution/Wholesale)	444	76,062
Walt Disney Co. (Media)	6,660	232,301
Waste Management, Inc. (Environmental Control)	1,110	36,552
Waters Corp.* (Electronics)	666	53,360
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	888	59,638
Wells Fargo & Co. (Banks)	16,872	437,154
Western Digital Corp.* (Computers)	1,554	41,399
Western Union Co. (Commercial Services)	4,218	73,688
Whole Foods Market, Inc. (Food)	1,110	80,053
Windstream Corp. (Telecommunications)	1,998	24,316
Wisconsin Energy Corp. (Electric)	666	21,598
Wyndham Worldwide Corp. (Lodging)	1,110	37,374
Wynn Resorts, Ltd. (Lodging)	444	58,963
Xilinx, Inc. (Semiconductors)	1,776	59,425
Xylem, Inc.* (Machinery - Diversified)	444	11,873
Yahoo!, Inc.* (Internet)	3,996	62,497
YUM! Brands, Inc. (Retail)	3,108	166,496
Zimmer Holdings, Inc.* (Healthcare - Products)	888	46,735

TOTAL COMMON STOCKS (Cost $34,625,715)		39,557,562

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $134,000	$134,000	$134,000

TOTAL REPURCHASE AGREEMENTS (Cost $134,000)		134,000

TOTAL INVESTMENT SECURITIES (Cost $34,759,715) — 100.1%		39,691,562
Net other assets (liabilities) — (0.1)%		(23,922)

NET ASSETS — 100.0%		$39,667,640

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$78,837	0.2%
Aerospace/Defense	789,585	2.0%
Agriculture	1,027,085	2.6%
Airlines	22,777	0.1%
Apparel	466,485	1.2%
Auto Manufacturers	219,131	0.6%
Banks	473,733	1.2%
Beverages	1,841,418	4.6%
Biotechnology	830,884	2.1%
Chemicals	1,065,048	2.7%
Coal	170,158	0.4%
Commercial Services	906,727	2.3%
Computers	4,953,203	12.5%
Cosmetics/Personal Care	953,219	2.4%
Distribution/Wholesale	152,166	0.4%
Diversified Financial Services	634,111	1.6%
Electric	197,673	0.5%
Electrical Components & Equipment	133,673	0.3%
Electronics	375,888	0.9%
Energy - Alternate Sources	22,098	0.1%
Engineering & Construction	37,862	0.1%
Entertainment	15,620	NM
Environmental Control	123,807	0.3%
Food	646,313	1.6%
Forest Products & Paper	16,721	NM
Hand/Machine Tools	40,264	0.1%
Healthcare - Products	1,621,466	4.1%
Healthcare - Services	220,688	0.6%
Holding Companies - Diversified	23,825	0.1%
Home Builders	7,344	NM
Home Furnishings	9,582	NM
Household Products/Wares	143,955	0.4%
Insurance	80,080	0.2%
Internet	2,109,746	5.3%
Iron/Steel	76,510	0.2%
Leisure Time	80,623	0.2%
Lodging	219,050	0.5%
Machinery - Construction & Mining	267,776	0.7%
Machinery - Diversified	501,752	1.3%
Media	1,453,157	3.7%
Metal Fabricate/Hardware	144,877	0.4%
Mining	476,519	1.2%
Miscellaneous Manufacturing	883,611	2.2%
Oil & Gas	1,142,563	2.9%
Oil & Gas Services	1,197,644	3.0%
Packaging & Containers	38,373	0.1%
Pharmaceuticals	2,165,800	5.5%
Pipelines	135,738	0.3%
REIT	932,395	2.3%
Real Estate	39,472	0.1%
Retail	2,222,163	5.6%
Savings & Loans	12,488	NM
Semiconductors	1,330,417	3.4%
Software	2,844,199	7.2%
Telecommunications	2,200,065	5.5%
Toys/Games/Hobbies	71,413	0.2%
Transportation	709,785	1.8%
Other**	110,078	0.2%
Total	$39,667,640	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks(99.5%)
99 Cents Only Stores* (Retail)	1,050	$22,890
Aaron’s, Inc. (Commercial Services)	3,300	88,308
Acuity Brands, Inc. (Electrical Components & Equipment)	1,200	55,560
Acxiom Corp.* (Software)	1,950	25,721
Aecom Technology Corp.* (Engineering & Construction)	4,950	103,554
Affiliated Managers Group, Inc.* (Diversified Financial Services)	900	83,349
AGCO Corp.* (Machinery - Diversified)	1,950	85,468
AGL Resources, Inc. (Gas)	3,300	138,402
Alaska Air Group, Inc.* (Airlines)	600	39,918
Alexander & Baldwin, Inc. (Transportation)	1,800	74,718
Alexandria Real Estate Equities, Inc. (REIT)	1,500	99,135
Alliant Energy Corp. (Electric)	4,650	189,627
Alliant Techsystems, Inc. (Aerospace/Defense)	1,350	78,408
American Campus Communities, Inc. (REIT)	1,350	52,556
American Eagle Outfitters, Inc. (Retail)	4,650	61,054
American Financial Group, Inc. (Insurance)	3,300	118,239
American Greetings Corp. - Class A (Household Products/Wares)	1,650	26,417
AMERIGROUP Corp.* (Healthcare - Services)	750	41,723
Ametek, Inc. (Electrical Components & Equipment)	2,550	100,776
AOL, Inc.* (Internet)	4,500	63,540
Apollo Investment Corp. (Investment Companies)	8,100	67,068
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,350	64,759
Aqua America, Inc. (Water)	2,850	63,241
Arch Coal, Inc. (Coal)	4,800	87,456
Arrow Electronics, Inc.* (Electronics)	4,800	173,040
Arthur J. Gallagher & Co. (Insurance)	2,700	83,430
Ashland, Inc. (Chemicals)	3,300	174,768
Aspen Insurance Holdings, Ltd. (Insurance)	1,650	43,709
Associated Banc-Corp. (Banks)	7,200	80,280
Astoria Financial Corp. (Savings & Loans)	3,450	28,635
Atmos Energy Corp. (Gas)	3,750	128,700
Avnet, Inc.* (Electronics)	6,300	190,953
BancorpSouth, Inc. (Banks)	3,000	29,310
Bank of Hawaii Corp. (Banks)	1,200	50,676
Barnes & Noble, Inc. (Retail)	1,650	20,246
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	300	29,865
Black Hills Corp. (Electric)	750	25,283
Bob Evans Farms, Inc. (Retail)	1,200	39,480
BorgWarner, Inc.* (Auto Parts & Equipment)	1,800	137,682
BRE Properties, Inc. - Class A (REIT)	1,500	75,180
Brinker International, Inc. (Retail)	1,800	41,220
Broadridge Financial Solutions, Inc. (Software)	2,550	56,738
Brown & Brown, Inc. (Insurance)	2,550	56,304
Cabot Corp. (Chemicals)	2,700	81,486
Cadence Design Systems, Inc.* (Computers)	6,000	66,420
Camden Property Trust (REIT)	1,500	90,960
Career Education Corp.* (Commercial Services)	2,550	41,132
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,550	106,386
Carpenter Technology Corp. (Iron/Steel)	1,200	68,064
Cathay Bancorp, Inc. (Banks)	3,300	46,167
Charles River Laboratories International, Inc.* (Biotechnology)	1,200	38,736
Church & Dwight, Inc. (Household Products/Wares)	3,000	132,540
Ciena Corp.* (Telecommunications)	2,100	27,678
Cimarex Energy Co. (Oil & Gas)	1,500	96,000
City National Corp. (Banks)	1,950	82,719
Clean Harbors, Inc.* (Environmental Control)	1,050	61,183
Cleco Corp. (Electric)	2,550	94,018
Collective Brands, Inc.* (Retail)	2,550	37,256
Commerce Bancshares, Inc. (Banks)	3,150	122,220
Commercial Metals Co. (Metal Fabricate/Hardware)	4,800	59,664
Community Health Systems, Inc.* (Healthcare - Services)	3,900	68,172
Comstock Resources, Inc.* (Oil & Gas)	1,950	35,568
Con-way, Inc. (Transportation)	2,250	66,307
Convergys Corp.* (Commercial Services)	4,950	52,965
CoreLogic, Inc.* (Commercial Services)	4,350	52,940
Corn Products International, Inc. (Food)	1,500	72,750
Corrections Corp. of America* (Commercial Services)	1,950	43,349
Cousins Properties, Inc. (REIT)	4,350	28,536
Covance, Inc.* (Healthcare - Services)	1,050	53,267
Crane Co. (Miscellaneous Manufacturing)	900	39,699
Cullen/Frost Bankers, Inc. (Banks)	2,550	125,052
Cytec Industries, Inc. (Chemicals)	2,100	93,807
Deluxe Corp. (Commercial Services)	1,350	31,887
Diebold, Inc. (Computers)	2,700	87,156
Domtar Corp. (Forest Products & Paper)	450	36,860
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,500	96,075
DPL, Inc. (Electric)	2,550	77,392
DST Systems, Inc. (Computers)	750	37,643
Duke Realty Corp. (REIT)	6,750	82,890
East West Bancorp, Inc. (Banks)	6,150	119,740
Eaton Vance Corp. (Diversified Financial Services)	1,950	51,266
Energen Corp. (Oil & Gas)	3,000	147,180
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,650	121,753
Equity One, Inc. (REIT)	2,400	41,160
Essex Property Trust, Inc. (REIT)	600	85,656
Esterline Technologies Corp.* (Aerospace/Defense)	1,200	67,080

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Everest Re Group, Ltd. (Insurance)	2,250	$202,320
Exterran Holdings, Inc.* (Oil & Gas Services)	2,700	25,650
Fair Isaac Corp. (Software)	1,050	28,718
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,250	33,683
Federal Realty Investment Trust (REIT)	1,200	106,512
Fidelity National Title Group, Inc. - Class A (Insurance)	9,300	143,592
First American Financial Corp. (Insurance)	4,350	52,200
First Niagara Financial Group, Inc. (Savings & Loans)	12,300	113,037
FirstMerit Corp. (Banks)	4,500	63,045
Flowers Foods, Inc. (Food)	2,250	45,428
Foot Locker, Inc. (Retail)	6,300	137,718
Forest Oil Corp.* (Oil & Gas)	2,700	31,482
Fortune Brands Home & Security, Inc.* (Building Materials)	6,150	89,359
FTI Consulting, Inc.* (Commercial Services)	750	29,558
Fulton Financial Corp. (Banks)	8,250	77,880
GATX Corp. (Trucking & Leasing)	1,950	74,061
General Cable Corp.* (Electrical Components & Equipment)	1,350	37,854
Graco, Inc. (Machinery - Diversified)	1,350	57,969
Granite Construction, Inc. (Engineering & Construction)	1,500	33,750
Great Plains Energy, Inc. (Electric)	5,700	118,218
Greenhill & Co., Inc. (Diversified Financial Services)	600	22,668
Greif, Inc. - Class A (Packaging & Containers)	1,350	60,453
Hancock Holding Co. (Banks)	3,450	104,535
Hanesbrands, Inc.* (Apparel)	2,550	67,243
Hanover Insurance Group, Inc. (Insurance)	1,950	74,412
Harsco Corp. (Miscellaneous Manufacturing)	3,300	76,065
Hawaiian Electric Industries, Inc. (Electric)	4,050	102,586
HCC Insurance Holdings, Inc. (Insurance)	4,500	119,745
Health Net, Inc.* (Healthcare - Services)	3,750	104,212
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,350	78,561
Henry Schein, Inc.* (Healthcare - Products)	1,800	124,776
Herman Miller, Inc. (Office Furnishings)	1,500	30,975
Highwoods Properties, Inc. (REIT)	1,800	55,764
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,650	55,556
HNI Corp. (Office Furnishings)	1,800	43,290
HollyFrontier Corp. (Oil & Gas)	8,700	267,004
Hologic, Inc.* (Healthcare - Products)	7,200	116,064
Home Properties, Inc. (REIT)	900	53,010
Hospitality Properties Trust (REIT)	5,100	122,553
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,200	71,748
Huntington Ingalls Industries, Inc.* (Shipbuilding)	750	22,125
IDACORP, Inc. (Electric)	2,100	84,798
IDEX Corp. (Machinery - Diversified)	1,500	53,175
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	6,600	118,008
Integrated Device Technology, Inc.* (Semiconductors)	6,000	36,480
International Bancshares Corp. (Banks)	2,250	40,770
International Rectifier Corp.* (Semiconductors)	1,500	36,435
International Speedway Corp. - Class A (Entertainment)	1,200	28,632
Intersil Corp. - Class A (Semiconductors)	5,250	62,842
Itron, Inc.* (Electronics)	450	16,556
ITT Corp. (Miscellaneous Manufacturing)	2,250	39,443
ITT Exelis, Inc.* (Aerospace/Defense)	2,850	32,205
J.B. Hunt Transport Services, Inc. (Transportation)	1,800	76,158
Jefferies Group, Inc. (Diversified Financial Services)	3,900	51,714
JetBlue Airways Corp.* (Airlines)	8,400	37,632
John Wiley & Sons, Inc. (Media)	750	35,670
Kansas City Southern Industries, Inc.* (Transportation)	2,550	161,083
KB Home (Home Builders)	3,000	20,910
KBR, Inc. (Engineering & Construction)	6,300	175,833
Kemper Corp. (Insurance)	2,100	56,469
Kennametal, Inc. (Hand/Machine Tools)	2,250	87,502
Kirby Corp.* (Transportation)	1,050	64,617
Korn/Ferry International* (Commercial Services)	1,950	31,142
Lam Research Corp.* (Semiconductors)	2,550	109,624
Lancaster Colony Corp. (Food)	300	19,956
Landstar System, Inc. (Transportation)	1,200	53,556
Lennox International, Inc. (Building Materials)	1,350	43,457
Liberty Property Trust (REIT)	2,850	91,200
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,100	81,186
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,250	81,900
Louisiana-Pacific Corp.* (Building Materials)	5,550	36,908
M.D.C. Holdings, Inc. (Home Builders)	1,500	33,600
Mack-Cali Realty Corp. (REIT)	2,400	67,344
Manpower, Inc. (Commercial Services)	3,450	148,833
ManTech International Corp. - Class A (Software)	450	15,809
Martin Marietta Materials (Building Materials)	1,200	86,604
Masimo Corp. (Healthcare - Products)	1,050	21,714

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,200	$42,168
MDU Resources Group, Inc. (Electric)	7,800	160,758
Mentor Graphics Corp.* (Computers)	2,550	28,968
Mercury General Corp. (Insurance)	1,500	64,950
Meredith Corp. (Media)	900	24,147
Mine Safety Appliances Co. (Environmental Control)	1,350	45,293
Minerals Technologies, Inc. (Chemicals)	750	41,130
Mohawk Industries, Inc.* (Textiles)	2,400	126,360
MSC Industrial Direct Co. - Class A (Retail)	900	61,209
National Fuel Gas Co. (Gas)	1,650	101,128
National Instruments Corp. (Electronics)	1,800	48,078
NCR Corp.* (Computers)	6,450	122,808
New York Community Bancorp (Savings & Loans)	18,150	241,576
Nordson Corp. (Machinery - Diversified)	1,050	48,689
NSTAR (Electric)	4,350	196,141
NV Energy, Inc. (Electric)	9,750	156,390
NVR, Inc.* (Home Builders)	300	192,825
Office Depot, Inc.* (Retail)	11,550	26,450
OGE Energy Corp. (Electric)	4,050	209,547
Old Republic International Corp. (Insurance)	10,650	94,146
Olin Corp. (Chemicals)	3,300	62,238
OMEGA Healthcare Investors, Inc. (REIT)	2,100	37,296
Omnicare, Inc. (Pharmaceuticals)	4,800	143,136
Oshkosh Truck Corp.* (Auto Manufacturers)	1,650	34,419
Owens & Minor, Inc. (Distribution/Wholesale)	2,700	80,784
Packaging Corp. of America (Packaging & Containers)	2,100	54,768
Parametric Technology Corp.* (Software)	2,400	49,992
Patriot Coal Corp.* (Coal)	1,950	24,492
Patterson-UTI Energy, Inc. (Oil & Gas)	6,450	131,064
Pentair, Inc. (Miscellaneous Manufacturing)	4,050	145,597
Pharmaceutical Product Development, Inc. (Commercial Services)	2,850	94,021
Plains Exploration & Production Co.* (Oil & Gas)	5,850	184,275
Plantronics, Inc. (Telecommunications)	750	25,058
PNM Resources, Inc. (Electric)	3,600	64,728
Potlatch Corp. (REIT)	1,050	34,104
Prosperity Bancshares, Inc. (Banks)	1,950	75,055
Protective Life Corp. (Insurance)	3,450	64,170
Questar Corp. (Gas)	7,350	141,634
RadioShack Corp. (Retail)	4,200	50,022
Ralcorp Holdings, Inc.* (Food)	2,250	181,890
Raymond James Financial Corp. (Diversified Financial Services)	4,200	127,554
Rayonier, Inc. (REIT)	2,700	112,671
Realty Income Corp. (REIT)	1,950	65,149
Regal-Beloit Corp. (Hand/Machine Tools)	1,050	55,787
Regency Centers Corp. (REIT)	2,100	86,016
Regis Corp. (Retail)	2,400	39,264
Reinsurance Group of America, Inc. (Insurance)	3,000	156,690
Reliance Steel & Aluminum Co. (Iron/Steel)	3,150	139,198
Rent-A-Center, Inc. (Commercial Services)	2,550	87,082
Rock-Tenn Co. - Class A (Packaging & Containers)	1,350	79,906
RPM, Inc. (Chemicals)	5,400	121,338
Ruddick Corp. (Food)	2,100	91,791
Saks, Inc.* (Retail)	6,600	69,762
Scholastic Corp. (Media)	1,050	28,193
Scientific Games Corp. - Class A* (Entertainment)	2,400	20,856
SEI Investments Co. (Commercial Services)	3,150	50,999
Senior Housing Properties Trust (REIT)	3,450	77,418
Sensient Technologies Corp. (Chemicals)	2,100	77,616
Service Corp. International (Commercial Services)	4,650	46,500
Shaw Group, Inc.* (Engineering & Construction)	3,000	69,780
Silgan Holdings, Inc. (Packaging & Containers)	1,050	39,417
SM Energy Co. (Oil & Gas)	1,050	87,055
Smithfield Foods, Inc.* (Food)	6,900	157,734
Sonoco Products Co. (Packaging & Containers)	4,200	131,838
Southern Union Co. (Gas)	5,100	214,353
SPX Corp. (Miscellaneous Manufacturing)	1,050	57,340
StanCorp Financial Group, Inc. (Insurance)	1,800	61,092
Steel Dynamics, Inc. (Iron/Steel)	9,000	112,410
STERIS Corp. (Healthcare - Products)	1,200	37,176
SVB Financial Group* (Banks)	1,200	55,128
Synopsys, Inc.* (Computers)	2,850	76,408
Synovus Financial Corp. (Banks)	32,850	49,275
Taubman Centers, Inc. (REIT)	600	36,738
TCF Financial Corp. (Banks)	6,600	70,224
Tech Data Corp.* (Electronics)	1,800	88,524
Techne Corp. (Healthcare - Products)	600	41,280
Teleflex, Inc. (Healthcare - Products)	1,650	98,769
Telephone & Data Systems, Inc. (Telecommunications)	3,750	86,925
Temple-Inland, Inc. (Packaging & Containers)	4,500	143,145
Terex Corp.* (Machinery - Construction & Mining)	4,500	74,880
The Brink’s Co. (Miscellaneous Manufacturing)	1,950	54,191
The Corporate Executive Board Co. (Commercial Services)	600	21,954
The New York Times Co. - Class A* (Media)	4,950	37,719
The Ryland Group, Inc. (Home Builders)	1,800	24,300

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	900	$43,659
The Timken Co. (Metal Fabricate/Hardware)	1,800	75,816
The Wendy’s Co. (Retail)	12,450	62,997
Thomas & Betts Corp.* (Electronics)	750	37,268
Thor Industries, Inc. (Home Builders)	1,800	47,592
Tidewater, Inc. (Transportation)	2,100	103,383
Toll Brothers, Inc.* (Home Builders)	6,150	107,256
Tootsie Roll Industries, Inc. (Food)	600	14,862
Towers Watson & Co. - Class A (Commercial Services)	1,350	88,695
Transatlantic Holdings, Inc. (Insurance)	2,550	132,702
Trimble Navigation, Ltd.* (Electronics)	1,950	78,799
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,300	89,991
Trustmark Corp. (Banks)	2,700	59,778
UDR, Inc. (REIT)	4,950	123,403
UGI Corp. (Gas)	4,650	133,315
Unit Corp.* (Oil & Gas)	1,650	80,949
United Rentals, Inc.* (Commercial Services)	1,500	35,115
Universal Corp. (Agriculture)	900	38,538
URS Corp.* (Engineering & Construction)	3,300	117,810
UTI Worldwide, Inc. (Transportation)	2,700	39,447
Valley National Bancorp (Banks)	7,050	84,600
Valmont Industries, Inc. (Metal Fabricate/Hardware)	300	25,725
Valspar Corp. (Chemicals)	3,900	135,993
ValueClick, Inc.* (Internet)	1,200	21,120
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,500	94,155
VCA Antech, Inc.* (Pharmaceuticals)	1,800	36,576
Vectren Corp. (Gas)	3,450	97,911
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,500	178,155
Vishay Intertechnology, Inc.* (Electronics)	2,700	29,025
W.R. Berkley Corp. (Insurance)	4,650	161,866
Wabtec Corp. (Machinery - Diversified)	900	60,462
Washington Federal, Inc. (Savings & Loans)	4,500	61,425
Waste Connections, Inc. (Environmental Control)	1,950	66,397
Watsco, Inc. (Distribution/Wholesale)	750	46,245
Webster Financial Corp. (Banks)	3,000	58,920
Weingarten Realty Investors (REIT)	3,300	76,593
WellCare Health Plans, Inc.* (Healthcare - Services)	900	44,109
Werner Enterprises, Inc. (Transportation)	1,800	42,660
Westamerica Bancorp (Banks)	600	26,892
Westar Energy, Inc. (Electric)	4,800	130,848
WGL Holdings, Inc. (Gas)	2,100	89,901
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,250	38,880

TOTAL COMMON STOCKS (Cost $20,724,893)		22,174,091
TOTAL INVESTMENT SECURITIES (Cost $20,724,893) — 99.5%		22,174,091
Net other assets (liabilities) — 0.5%		106,220

NET ASSETS — 100.0%		$22,280,311

*                     Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$177,693	0.8%
Agriculture	38,538	0.2%
Airlines	77,550	0.3%
Apparel	67,243	0.3%
Auto Manufacturers	34,419	0.2%
Auto Parts & Equipment	137,682	0.6%
Banks	1,422,266	6.4%
Biotechnology	246,756	1.1%
Building Materials	256,328	1.2%
Chemicals	788,376	3.5%
Coal	111,948	0.5%
Commercial Services	944,480	4.2%
Computers	419,403	1.9%
Distribution/Wholesale	245,037	1.1%
Diversified Financial Services	336,551	1.5%
Electric	1,610,334	7.2%
Electrical Components & Equipment	387,691	1.7%
Electronics	662,243	3.0%
Engineering & Construction	500,727	2.2%
Entertainment	49,488	0.2%
Environmental Control	172,873	0.8%
Food	584,411	2.6%
Forest Products & Paper	36,860	0.2%
Gas	1,045,344	4.7%
Hand/Machine Tools	225,189	1.0%
Healthcare - Products	495,336	2.2%
Healthcare - Services	392,669	1.8%
Home Builders	426,483	1.9%
Household Products/Wares	202,616	0.9%
Insurance	1,686,036	7.6%
Internet	84,660	0.4%
Investment Companies	67,068	0.3%
Iron/Steel	319,672	1.4%
Machinery - Construction & Mining	74,880	0.3%
Machinery - Diversified	305,763	1.4%
Media	125,729	0.6%
Metal Fabricate/Hardware	200,085	0.9%
Miscellaneous Manufacturing	811,714	3.6%
Office Furnishings	74,265	0.3%
Oil & Gas	1,060,577	4.8%
Oil & Gas Services	104,211	0.5%
Packaging & Containers	509,527	2.3%
Pharmaceuticals	179,712	0.8%
REIT	1,701,843	7.6%
Retail	669,568	3.0%
Savings & Loans	444,673	2.0%
Semiconductors	373,219	1.7%
Shipbuilding	22,125	0.1%
Software	176,978	0.8%
Telecommunications	139,661	0.6%
Textiles	126,360	0.6%
Transportation	681,929	3.1%
Trucking & Leasing	74,061	0.3%
Water	63,241	0.3%
Other**	106,220	0.5%
Total	$22,280,311	100.0%

See accompanying notes to schedules of portfolio investments.

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks(99.7%)
99 Cents Only Stores* (Retail)	625	$13,625
ACI Worldwide, Inc.* (Software)	875	26,836
Acuity Brands, Inc. (Electrical Components & Equipment)	375	17,363
Acxiom Corp.* (Software)	875	11,541
ADTRAN, Inc. (Telecommunications)	1,625	54,600
Advance Auto Parts, Inc. (Retail)	1,750	113,872
Advent Software, Inc.* (Software)	750	20,550
Aeropostale, Inc.* (Retail)	2,000	27,320
Affiliated Managers Group, Inc.* (Diversified Financial Services)	750	69,457
AGCO Corp.* (Machinery - Diversified)	1,250	54,787
Alaska Air Group, Inc.* (Airlines)	500	33,265
Albemarle Corp. (Chemicals)	2,250	119,902
Alexandria Real Estate Equities, Inc. (REIT)	625	41,306
Alliance Data Systems Corp.* (Commercial Services)	1,250	128,050
Allscripts Healthcare Solutions, Inc.* (Software)	4,625	88,569
AMC Networks, Inc. - Class A* (Media)	1,375	44,853
American Campus Communities, Inc. (REIT)	875	34,064
American Eagle Outfitters, Inc. (Retail)	2,000	26,260
AMERIGROUP Corp.* (Healthcare - Services)	750	41,723
Ametek, Inc. (Electrical Components & Equipment)	2,500	98,800
Ann, Inc.* (Retail)	1,250	33,300
ANSYS, Inc.* (Software)	2,250	122,310
AptarGroup, Inc. (Miscellaneous Manufacturing)	875	41,974
Aqua America, Inc. (Water)	1,750	38,833
Arch Coal, Inc. (Coal)	2,375	43,273
Arthur J. Gallagher & Co. (Insurance)	1,125	34,763
Ascena Retail Group, Inc.* (Retail)	1,625	46,962
Aspen Insurance Holdings, Ltd. (Insurance)	750	19,868
Atmel Corp.* (Semiconductors)	11,375	120,120
Atwood Oceanics, Inc.* (Oil & Gas)	1,375	58,767
Bally Technologies, Inc.* (Entertainment)	1,125	40,804
Bank of Hawaii Corp. (Banks)	375	15,836
BE Aerospace, Inc.* (Aerospace/Defense)	2,500	94,325
Bill Barrett Corp.* (Oil & Gas)	1,125	46,800
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	250	24,888
Black Hills Corp. (Electric)	500	16,855
BorgWarner, Inc.* (Auto Parts & Equipment)	1,625	124,296
BRE Properties, Inc. - Class A (REIT)	875	43,855
Brinker International, Inc. (Retail)	1,000	22,900
Broadridge Financial Solutions, Inc. (Software)	1,500	33,375
Brown & Brown, Inc. (Insurance)	1,250	27,600
Cadence Design Systems, Inc.* (Computers)	3,000	33,210
Camden Property Trust (REIT)	875	53,060
CARBO Ceramics, Inc. (Oil & Gas Services)	500	67,925
Carpenter Technology Corp. (Iron/Steel)	375	21,270
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,250	68,712
Charles River Laboratories International, Inc.* (Biotechnology)	625	20,175
Cheesecake Factory, Inc.* (Retail)	1,375	38,486
Chico’s FAS, Inc. (Retail)	4,250	52,530
Church & Dwight, Inc. (Household Products/Wares)	1,750	77,315
Ciena Corp.* (Telecommunications)	1,125	14,828
Cimarex Energy Co. (Oil & Gas)	1,250	80,000
Clean Harbors, Inc.* (Environmental Control)	500	29,135
Compass Minerals International, Inc. (Mining)	750	57,052
Concur Technologies, Inc.* (Software)	1,125	52,335
Copart, Inc.* (Retail)	1,375	59,881
Corn Products International, Inc. (Food)	1,000	48,500
Corporate Office Properties Trust (REIT)	1,750	42,438
Corrections Corp. of America* (Commercial Services)	1,500	33,345
Covance, Inc.* (Healthcare - Services)	875	44,389
Crane Co. (Miscellaneous Manufacturing)	750	33,083
Cree Research, Inc.* (Semiconductors)	2,875	76,590
Cypress Semiconductor Corp. (Semiconductors)	4,250	81,217
Deckers Outdoor Corp.* (Apparel)	1,000	115,240
Deluxe Corp. (Commercial Services)	500	11,810
Dick’s Sporting Goods, Inc.* (Retail)	2,375	92,839
Digital River, Inc.* (Internet)	1,000	18,330
Dollar Tree, Inc.* (Retail)	3,000	239,881
Domtar Corp. (Forest Products & Paper)	750	61,432
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,000	64,050
DPL, Inc. (Electric)	1,375	41,731
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,750	32,463
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,000	96,800
Dril-Quip, Inc.* (Oil & Gas Services)	875	56,962
DST Systems, Inc. (Computers)	375	18,821
Duke Realty Corp. (REIT)	2,125	26,095
Eaton Vance Corp. (Diversified Financial Services)	1,750	46,007
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,875	92,891
Energizer Holdings, Inc.* (Electrical Components & Equipment)	750	55,342
Equinix, Inc.* (Internet)	1,125	108,011
Essex Property Trust, Inc. (REIT)	375	53,535
FactSet Research Systems, Inc. (Media)	1,125	111,847
Fair Isaac Corp. (Software)	375	10,256

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,750	$26,198
Federal Realty Investment Trust (REIT)	875	77,665
Flowers Foods, Inc. (Food)	1,500	30,285
Forest Oil Corp.* (Oil & Gas)	1,250	14,575
Fossil, Inc.* (Distribution/Wholesale)	1,250	129,575
FTI Consulting, Inc.* (Commercial Services)	500	19,705
Gardner Denver, Inc. (Machinery - Diversified)	1,250	96,662
Gartner Group, Inc.* (Commercial Services)	2,375	91,485
Gen-Probe, Inc.* (Healthcare - Products)	1,125	67,612
General Cable Corp.* (Electrical Components & Equipment)	500	14,020
Gentex Corp. (Electronics)	3,500	105,420
Global Payments, Inc. (Commercial Services)	2,000	91,840
Graco, Inc. (Machinery - Diversified)	750	32,205
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,125	203,187
Greenhill & Co., Inc. (Diversified Financial Services)	375	14,168
GUESS?, Inc. (Retail)	1,625	53,609
Hanesbrands, Inc.* (Apparel)	875	23,074
Hansen Natural Corp.* (Beverages)	1,875	167,044
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,250	54,750
Henry Schein, Inc.* (Healthcare - Products)	1,250	86,650
Herman Miller, Inc. (Office Furnishings)	500	10,325
Highwoods Properties, Inc. (REIT)	750	23,235
Hill-Rom Holdings, Inc. (Healthcare - Products)	625	21,044
Hologic, Inc.* (Healthcare - Products)	2,125	34,255
Home Properties, Inc. (REIT)	625	36,813
Hubbell, Inc. - Class B (Electrical Components & Equipment)	750	44,843
Huntington Ingalls Industries, Inc.* (Shipbuilding)	750	22,125
IDEX Corp. (Machinery - Diversified)	1,125	39,881
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,375	98,986
Informatica Corp.* (Software)	2,625	119,437
International Rectifier Corp.* (Semiconductors)	750	18,218
Intrepid Potash, Inc.* (Chemicals)	1,250	34,788
Itron, Inc.* (Electronics)	750	27,593
ITT Corp. (Miscellaneous Manufacturing)	750	13,148
ITT Educational Services, Inc.* (Commercial Services)	500	30,980
ITT Exelis, Inc.* (Aerospace/Defense)	2,500	28,250
J. Crew Group - Escrowed Security*(a) (Retail)	6,552	—
J.B. Hunt Transport Services, Inc. (Transportation)	1,250	52,887
Jack Henry & Associates, Inc. (Computers)	2,125	68,871
Jefferies Group, Inc. (Diversified Financial Services)	1,250	16,575
John Wiley & Sons, Inc. (Media)	750	35,670
Jones Lang LaSalle, Inc. (Real Estate)	1,125	72,697
Kansas City Southern Industries, Inc.* (Transportation)	1,250	78,962
Kennametal, Inc. (Hand/Machine Tools)	625	24,306
Kinetic Concepts, Inc.* (Healthcare - Products)	1,500	102,585
Kirby Corp.* (Transportation)	750	46,155
Lam Research Corp.* (Semiconductors)	1,500	64,485
Lamar Advertising Co.* (Advertising)	1,375	30,924
Lancaster Colony Corp. (Food)	250	16,630
Landstar System, Inc. (Transportation)	375	16,736
Lender Processing Services, Inc. (Commercial Services)	2,125	37,294
Lennox International, Inc. (Building Materials)	500	16,095
Liberty Property Trust (REIT)	1,125	36,000
Life Time Fitness, Inc.* (Leisure Time)	1,000	43,130
Lincare Holdings, Inc. (Healthcare - Services)	2,250	52,987
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	750	27,300
LKQ Corp.* (Distribution/Wholesale)	3,625	105,777
Mack-Cali Realty Corp. (REIT)	750	21,045
ManTech International Corp. - Class A (Software)	250	8,783
Martin Marietta Materials (Building Materials)	375	27,064
Masimo Corp. (Healthcare - Products)	875	18,095
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,500	57,435
Mednax, Inc.* (Healthcare - Services)	1,250	82,250
Mentor Graphics Corp.* (Computers)	750	8,520
Meredith Corp. (Media)	375	10,061
Mettler Toledo International, Inc.* (Electronics)	750	115,200
Micros Systems, Inc.* (Computers)	2,000	98,440
MSC Industrial Direct Co. - Class A (Retail)	625	42,506
MSCI, Inc. - Class A* (Software)	3,000	100,170
National Fuel Gas Co. (Gas)	1,000	61,290
National Instruments Corp. (Electronics)	1,250	33,388
NeuStar, Inc.* (Telecommunications)	1,750	55,632
NewMarket Corp. (Chemicals)	250	48,535
Nordson Corp. (Machinery - Diversified)	875	40,574
Northern Oil and Gas, Inc.* (Oil & Gas)	1,500	36,255
Oceaneering International, Inc. (Oil & Gas Services)	2,625	109,804
Oil States International, Inc.* (Oil & Gas Services)	1,250	87,012
OMEGA Healthcare Investors, Inc. (REIT)	1,375	24,420

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oshkosh Truck Corp.* (Auto Manufacturers)	1,250	$26,075
Packaging Corp. of America (Packaging & Containers)	1,250	32,600
Panera Bread Co. - Class A* (Retail)	750	100,267
Parametric Technology Corp.* (Software)	1,500	31,245
Patriot Coal Corp.* (Coal)	1,125	14,130
Perrigo Co. (Pharmaceuticals)	2,250	203,130
PetSmart, Inc. (Retail)	2,750	129,112
Pharmaceutical Product Development, Inc. (Commercial Services)	1,125	37,114
Plantronics, Inc. (Telecommunications)	750	25,058
Polaris Industries, Inc. (Leisure Time)	1,750	110,845
Polycom, Inc.* (Telecommunications)	4,375	72,319
Potlatch Corp. (REIT)	375	12,180
PVH Corp. (Retail)	1,625	120,916
QLogic Corp.* (Semiconductors)	2,500	34,925
Quest Software, Inc.* (Software)	1,375	24,186
Quicksilver Resources, Inc.* (Oil & Gas)	2,875	22,138
Rackspace Hosting, Inc.* (Internet)	2,500	103,475
Rayonier, Inc. (REIT)	1,375	57,379
Realty Income Corp. (REIT)	2,000	66,820
Regal-Beloit Corp. (Hand/Machine Tools)	375	19,924
Regency Centers Corp. (REIT)	875	35,840
ResMed, Inc.* (Healthcare - Products)	3,750	106,125
RF Micro Devices, Inc.* (Telecommunications)	6,750	49,545
Riverbed Technology, Inc.* (Computers)	3,750	103,425
Rock-Tenn Co. - Class A (Packaging & Containers)	1,000	59,190
Rollins, Inc. (Commercial Services)	1,625	35,393
Rovi Corp.* (Semiconductors)	2,750	136,235
SEI Investments Co. (Commercial Services)	1,750	28,333
Semtech Corp.* (Semiconductors)	1,625	39,683
Senior Housing Properties Trust (REIT)	1,750	39,270
Service Corp. International (Commercial Services)	3,000	30,000
Silgan Holdings, Inc. (Packaging & Containers)	625	23,463
Silicon Laboratories, Inc.* (Semiconductors)	1,125	48,094
Skyworks Solutions, Inc.* (Semiconductors)	4,625	91,621
SL Green Realty Corp. (REIT)	2,125	146,604
SM Energy Co. (Oil & Gas)	875	72,546
Solera Holdings, Inc. (Software)	1,750	95,602
Sotheby’s (Commercial Services)	1,625	57,232
SPX Corp. (Miscellaneous Manufacturing)	625	34,131
STERIS Corp. (Healthcare - Products)	750	23,235
Strayer Education, Inc. (Commercial Services)	250	21,303
Superior Energy Services, Inc.* (Oil & Gas Services)	2,000	56,240
SVB Financial Group* (Banks)	375	17,228
Synopsys, Inc.* (Computers)	1,875	50,269
Taubman Centers, Inc. (REIT)	1,000	61,230
Techne Corp. (Healthcare - Products)	500	34,400
The Cooper Cos., Inc. (Healthcare - Products)	1,125	77,962
The Corporate Executive Board Co. (Commercial Services)	500	18,295
The Macerich Co. (REIT)	3,250	161,720
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	500	24,255
The Timken Co. (Metal Fabricate/Hardware)	1,000	42,120
The Warnaco Group, Inc.* (Apparel)	1,000	49,100
Thomas & Betts Corp.* (Electronics)	750	37,268
Thoratec Corp.* (Healthcare - Products)	1,500	54,765
Tibco Software, Inc.* (Internet)	4,000	115,560
Tootsie Roll Industries, Inc. (Food)	250	6,193
Towers Watson & Co. - Class A (Commercial Services)	500	32,850
Tractor Supply Co. (Retail)	1,750	124,145
Trimble Navigation, Ltd.* (Electronics)	1,875	75,769
Triumph Group, Inc. (Aerospace/Defense)	1,000	58,100
Tupperware Corp. (Household Products/Wares)	1,500	84,810
tw telecom, Inc.* (Telecommunications)	3,750	69,375
UDR, Inc. (REIT)	2,500	62,325
Under Armour, Inc. - Class A* (Apparel)	875	73,859
United Rentals, Inc.* (Commercial Services)	625	14,631
United Therapeutics Corp.* (Biotechnology)	1,250	54,662
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,375	94,929
UTI Worldwide, Inc. (Transportation)	875	12,784
Valassis Communications, Inc.* (Commercial Services)	1,125	21,971
Valmont Industries, Inc. (Metal Fabricate/Hardware)	375	32,156
ValueClick, Inc.* (Internet)	1,375	24,200
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	875	54,924
VCA Antech, Inc.* (Pharmaceuticals)	1,000	20,320
VeriFone Systems, Inc.* (Software)	2,500	105,525
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,375	94,026
Vishay Intertechnology, Inc.* (Electronics)	2,250	24,188
Wabtec Corp. (Machinery - Diversified)	625	41,988
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,125	58,926
Waste Connections, Inc. (Environmental Control)	1,625	55,331
Watsco, Inc. (Distribution/Wholesale)	250	15,415
Weingarten Realty Investors (REIT)	1,000	23,210
WellCare Health Plans, Inc.* (Healthcare - Services)	500	24,505
Westamerica Bancorp (Banks)	250	11,205

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Williams Sonoma, Inc. (Retail)	2,625	$98,542
WMS Industries, Inc.* (Leisure Time)	1,375	30,126
Woodward, Inc. (Electronics)	1,500	50,820
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,375	49,142

TOTAL COMMON STOCKS (Cost $10,465,891)		13,516,533

TOTAL INVESTMENT SECURITIES (Cost $10,465,891) — 99.7%		13,516,533
Net other assets (liabilities) — 0.3%		40,268

NET ASSETS — 100.0%		$13,556,801

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on October 31, 2011.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$30,924	0.2%
Aerospace/Defense	180,675	1.3%
Airlines	33,265	0.2%
Apparel	261,273	1.9%
Auto Manufacturers	26,075	0.2%
Auto Parts & Equipment	124,296	0.9%
Banks	44,269	0.3%
Beverages	370,231	2.7%
Biotechnology	193,751	1.4%
Building Materials	43,159	0.3%
Chemicals	203,225	1.5%
Coal	57,403	0.4%
Commercial Services	741,631	5.5%
Computers	381,556	2.8%
Distribution/Wholesale	250,767	1.9%
Diversified Financial Services	205,133	1.5%
Electric	58,586	0.4%
Electrical Components & Equipment	230,368	1.7%
Electronics	469,646	3.5%
Entertainment	73,267	0.5%
Environmental Control	84,466	0.6%
Food	101,608	0.8%
Forest Products & Paper	61,432	0.5%
Gas	61,290	0.5%
Hand/Machine Tools	71,530	0.5%
Healthcare - Products	725,714	5.4%
Healthcare - Services	395,533	2.9%
Household Products/Wares	186,380	1.4%
Insurance	82,231	0.6%
Internet	369,576	2.7%
Iron/Steel	21,270	0.2%
Leisure Time	184,101	1.4%
Machinery - Diversified	355,239	2.6%
Media	202,431	1.5%
Metal Fabricate/Hardware	74,276	0.6%
Mining	57,052	0.4%
Miscellaneous Manufacturing	186,386	1.4%
Office Furnishings	10,325	0.1%
Oil & Gas	331,081	2.4%
Oil & Gas Services	474,743	3.5%
Packaging & Containers	115,253	0.9%
Pharmaceuticals	442,488	3.3%
REIT	1,180,109	8.7%
Real Estate	72,697	0.5%
Retail	1,436,953	10.6%
Semiconductors	792,310	5.8%
Shipbuilding	22,125	0.2%
Software	850,720	6.3%
Telecommunications	341,357	2.5%
Transportation	207,524	1.5%
Water	38,833	0.3%
Other**	40,268	0.3%
Total	$13,556,801	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,210	$16,565
AAON, Inc. (Building Materials)	605	12,808
AAR Corp. (Aerospace/Defense)	2,904	57,877
ABM Industries, Inc. (Commercial Services)	3,509	70,952
Acadia Realty Trust (REIT)	1,210	25,071
Actuant Corp. - Class A (Miscellaneous Manufacturing)	5,082	114,345
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,057	19,212
Aegion Corp.* (Engineering & Construction)	2,904	42,950
Aerovironment, Inc.* (Aerospace/Defense)	726	23,980
Affymetrix, Inc.* (Healthcare - Products)	5,203	29,085
Agilysys, Inc.* (Computers)	1,089	9,246
Albany International Corp. - Class A (Machinery - Diversified)	2,057	46,468
ALLETE, Inc. (Electric)	2,420	95,614
Alliance One International, Inc.* (Agriculture)	6,534	17,446
AMCOL International Corp. (Mining)	968	29,224
Amedisys, Inc.* (Healthcare - Services)	2,178	28,597
American States Water Co. (Water)	605	21,139
American Vanguard Corp. (Chemicals)	1,694	20,955
Amerisafe, Inc.* (Insurance)	1,331	28,683
AMN Healthcare Services, Inc.* (Commercial Services)	3,025	14,338
AmSurg Corp.* (Healthcare - Services)	2,299	58,234
Analogic Corp. (Electronics)	363	19,631
Anixter International, Inc.* (Telecommunications)	2,178	127,827
Apogee Enterprises, Inc. (Building Materials)	2,057	22,462
Applied Industrial Technologies, Inc. (Machinery - Diversified)	3,146	105,769
Approach Resources, Inc.* (Oil & Gas)	847	20,675
Arctic Cat, Inc.* (Leisure Time)	847	17,203
Arkansas Best Corp. (Transportation)	1,936	39,882
Arris Group, Inc.* (Telecommunications)	8,833	95,043
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,452	48,279
ATMI, Inc.* (Semiconductors)	1,452	29,621
Audiovox Corp. - Class A* (Home Furnishings)	1,452	10,324
Avid Technology, Inc.* (Software)	2,178	13,504
Avista Corp. (Electric)	4,356	110,860
AZZ, Inc. (Miscellaneous Manufacturing)	363	16,212
B&G Foods, Inc. - Class A (Food)	1,452	30,811
Badger Meter, Inc. (Electronics)	484	15,846
Bank Mutual Corp. (Savings & Loans)	3,388	11,282
Bank of the Ozarks, Inc. (Banks)	847	21,065
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,509	81,654
Basic Energy Services, Inc.* (Oil & Gas Services)	1,331	24,411
Bel Fuse, Inc. - Class B (Electronics)	726	12,981
Belden, Inc. (Electrical Components & Equipment)	1,936	62,494
Benchmark Electronics, Inc.* (Electronics)	4,477	61,514
Big 5 Sporting Goods Corp. (Retail)	726	5,612
BioMed Realty Trust, Inc. (REIT)	5,203	94,226
Black Box Corp. (Telecommunications)	1,331	37,255
Blyth, Inc. (Household Products/Wares)	363	20,266
Boston Private Financial Holdings, Inc. (Banks)	5,808	44,025
Boyd Gaming Corp.* (Lodging)	3,993	25,875
Brady Corp. - Class A (Electronics)	3,993	122,665
Briggs & Stratton Corp. (Machinery - Diversified)	3,751	54,765
Brightpoint, Inc.* (Distribution/Wholesale)	5,082	51,582
Bristow Group, Inc. (Transportation)	2,783	138,538
Brookline Bancorp, Inc. (Savings & Loans)	4,356	36,416
Brooks Automation, Inc. (Semiconductors)	4,961	51,842
Brown Shoe Co., Inc. (Retail)	3,146	28,031
Brunswick Corp. (Leisure Time)	3,267	57,695
Cabot Microelectronics Corp.* (Semiconductors)	605	23,305
CACI International, Inc. - Class A* (Computers)	1,936	106,267
Cal-Maine Foods, Inc. (Food)	363	12,095
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	968	12,090
Calgon Carbon Corp.* (Environmental Control)	2,178	34,739
Callaway Golf Co. (Leisure Time)	4,840	28,120
Cambrex Corp.* (Biotechnology)	2,178	12,001
Cantel Medical Corp. (Healthcare - Products)	363	10,019
Cascade Corp. (Machinery - Diversified)	363	15,645
Casey’s General Stores, Inc. (Retail)	2,783	137,898
CDI Corp. (Commercial Services)	968	12,710
Cedar Shopping Centers, Inc. (REIT)	4,114	15,098
Centene Corp.* (Healthcare - Services)	3,751	131,848
Central Garden & Pet Co. - Class A* (Household Products/Wares)	3,509	30,844
Central Vermont Public Service Corp. (Electric)	968	34,238
Century Aluminum Co.* (Mining)	2,662	29,708
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,815	60,730
CH Energy Group, Inc. (Electric)	1,089	60,124
Checkpoint Systems, Inc.* (Electronics)	3,025	40,081
Christopher & Banks Corp. (Retail)	2,662	8,864
CIBER, Inc.* (Computers)	5,324	18,528

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cincinnati Bell, Inc.* (Telecommunications)	14,762	$47,534
CIRCOR International, Inc. (Metal Fabricate/Hardware)	726	25,279
City Holding Co. (Banks)	1,089	35,785
Clarcor, Inc. (Miscellaneous Manufacturing)	1,936	93,857
Clearwater Paper Corp.* (Forest Products & Paper)	1,694	56,122
Cognex Corp. (Machinery - Diversified)	1,331	45,108
Cohu, Inc. (Semiconductors)	1,210	13,419
Coldwater Creek, Inc.* (Retail)	7,865	8,258
Colonial Properties Trust (REIT)	3,872	78,524
Columbia Banking System, Inc. (Banks)	2,904	55,379
Comfort Systems USA, Inc. (Building Materials)	2,783	30,613
Community Bank System, Inc. (Banks)	1,694	43,299
Comtech Telecommunications Corp. (Telecommunications)	1,694	56,088
CONMED Corp.* (Healthcare - Products)	2,178	57,216
Corinthian Colleges, Inc.* (Commercial Services)	6,292	12,018
Cross Country Healthcare, Inc.* (Commercial Services)	2,299	11,495
CryoLife, Inc.* (Healthcare - Products)	1,210	5,578
CTS Corp. (Electronics)	2,541	23,580
Cubic Corp. (Aerospace/Defense)	363	17,105
Curtiss-Wright Corp. (Aerospace/Defense)	3,509	115,025
Cymer, Inc.* (Electronics)	1,331	57,832
Daktronics, Inc. (Electronics)	1,573	15,887
DealerTrack Holdings, Inc.* (Internet)	1,210	26,245
Delphi Financial Group, Inc. - Class A (Insurance)	4,114	108,939
Deltic Timber Corp. (Forest Products & Paper)	484	32,762
Diamond Foods, Inc. (Food)	605	39,779
DiamondRock Hospitality Co. (REIT)	6,897	62,418
Digi International, Inc.* (Software)	1,936	24,761
Dime Community Bancshares, Inc. (Savings & Loans)	1,210	14,423
Drew Industries, Inc. (Building Materials)	1,452	34,892
DSP Group, Inc.* (Semiconductors)	1,694	10,469
Dycom Industries, Inc.* (Engineering & Construction)	2,541	49,372
E.W. Scripps Co.* (Media)	1,452	12,110
Eagle Materials, Inc. (Building Materials)	2,299	47,313
EastGroup Properties, Inc. (REIT)	847	36,938
El Paso Electric Co. (Electric)	1,694	54,259
Electro Scientific Industries, Inc.* (Electronics)	1,210	14,871
EMCOR Group, Inc. (Engineering & Construction)	4,961	124,372
Emergent Biosolutions, Inc.* (Biotechnology)	726	13,692
Employers Holdings, Inc. (Insurance)	2,783	45,140
Encore Capital Group, Inc.* (Diversified Financial Services)	242	6,556
Encore Wire Corp. (Electrical Components & Equipment)	1,452	38,594
Entertainment Properties Trust (REIT)	1,815	81,312
EPIQ Systems, Inc. (Software)	2,420	34,509
eResearchTechnology, Inc.* (Internet)	1,694	8,656
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,089	33,291
Ethan Allen Interiors, Inc. (Home Furnishings)	1,936	38,333
Exar Corp.* (Semiconductors)	1,452	8,872
Extra Space Storage, Inc. (REIT)	3,388	76,332
F.N.B. Corp. (Banks)	9,438	95,229
FARO Technologies, Inc.* (Electronics)	605	25,277
Federal Signal Corp. (Miscellaneous Manufacturing)	4,598	21,703
FEI Co.* (Electronics)	1,694	67,353
Financial Engines, Inc.* (Diversified Financial Services)	1,331	30,227
First BanCorp.* (Banks)	1,573	5,600
First Commonwealth Financial Corp. (Banks)	7,865	36,258
First Financial Bancorp (Banks)	2,299	37,704
First Financial Bankshares, Inc. (Banks)	1,331	42,273
First Midwest Bancorp, Inc. (Banks)	5,566	50,150
Forestar Group, Inc.* (Real Estate)	1,089	14,157
Forward Air Corp. (Transportation)	968	31,702
Franklin Electric Co., Inc. (Hand/Machine Tools)	726	33,338
Franklin Street Properties Corp. (REIT)	5,324	67,615
Fred’s, Inc. (Retail)	2,904	35,400
Fuller (H.B.) Co. (Chemicals)	3,630	78,009
G & K Services, Inc. (Textiles)	1,452	44,083
GenCorp, Inc.* (Aerospace/Defense)	4,356	21,170
General Communication, Inc. - Class A* (Telecommunications)	1,089	10,291
Genesco, Inc.* (Retail)	726	42,790
Gentiva Health Services, Inc.* (Healthcare - Services)	2,299	9,518
GeoResources, Inc.* (Oil & Gas)	363	9,634
Getty Realty Corp. (REIT)	726	11,572
Gibraltar Industries, Inc.* (Building Materials)	2,299	25,657
Glacier Bancorp, Inc. (Banks)	5,324	60,427
Greatbatch, Inc.* (Healthcare - Products)	726	16,212
Griffon Corp.* (Miscellaneous Manufacturing)	3,509	33,230
Group 1 Automotive, Inc. (Retail)	1,815	82,691
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,089	30,329
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,541	44,137
Hanmi Financial Corp.* (Banks)	11,253	11,253
Harmonic, Inc.* (Telecommunications)	4,719	25,954
Harte-Hanks, Inc. (Advertising)	3,267	28,684
Haverty Furniture Cos., Inc. (Retail)	1,452	16,872

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Haynes International, Inc. (Metal Fabricate/Hardware)	605	$35,386
Headwaters, Inc.* (Energy - Alternate Sources)	4,477	7,880
Healthcare Realty Trust, Inc. (REIT)	3,751	70,856
Healthways, Inc.* (Healthcare - Services)	2,541	18,194
Heartland Express, Inc. (Transportation)	2,541	34,075
Heartland Payment Systems, Inc. (Commercial Services)	2,904	63,191
Heidrick & Struggles International, Inc. (Commercial Services)	1,331	26,327
Helen of Troy, Ltd.* (Household Products/Wares)	2,299	66,510
Hillenbrand, Inc. (Commercial Services)	2,541	53,641
Home Bancshares, Inc. (Banks)	1,694	39,724
Horace Mann Educators Corp. (Insurance)	3,025	40,686
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,815	59,605
Hot Topic, Inc. (Retail)	3,388	25,613
Hub Group, Inc. - Class A* (Transportation)	1,694	52,954
ICU Medical, Inc.* (Healthcare - Products)	484	19,026
Independent Bank Corp./MA (Banks)	1,573	40,772
Infinity Property & Casualty Corp. (Insurance)	968	56,105
InfoSpace, Inc.* (Internet)	2,783	24,379
Inland Real Estate Corp. (REIT)	3,872	29,040
Insight Enterprises, Inc.* (Computers)	3,388	57,257
Insperity, Inc. (Commercial Services)	847	21,836
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	2,904	44,664
Interface, Inc. - Class A (Office Furnishings)	1,936	25,245
Intermec, Inc.* (Machinery - Diversified)	3,872	31,247
Intevac, Inc.* (Machinery - Diversified)	968	7,792
Invacare Corp. (Healthcare - Products)	2,420	54,329
Investment Technology Group, Inc.* (Diversified Financial Services)	3,025	34,515
ION Geophysical Corp.* (Oil & Gas Services)	4,840	36,881
J & J Snack Foods Corp. (Food)	484	24,960
Jack in the Box, Inc.* (Retail)	3,509	72,215
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,210	22,954
John Bean Technologies Corp. (Miscellaneous Manufacturing)	968	15,624
K-Swiss, Inc. - Class A* (Apparel)	2,057	9,257
Kaiser Aluminum Corp. (Mining)	1,210	56,217
Kaman Corp. (Aerospace/Defense)	1,936	64,372
Kaydon Corp. (Metal Fabricate/Hardware)	1,573	49,487
Kelly Services, Inc. - Class A (Commercial Services)	2,057	33,632
Kilroy Realty Corp. (REIT)	2,541	93,229
Kindred Healthcare, Inc.* (Healthcare - Services)	3,872	45,109
Kite Realty Group Trust (REIT)	4,719	19,489
Knight Transportation, Inc. (Transportation)	2,299	34,945
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	968	32,031
Kraton Performance Polymers, Inc.* (Chemicals)	1,452	28,575
La-Z-Boy, Inc.* (Home Furnishings)	3,872	39,340
Laclede Group, Inc. (Gas)	1,694	67,963
LaSalle Hotel Properties (REIT)	3,993	95,473
Lawson Products, Inc. (Metal Fabricate/Hardware)	242	4,034
Lexington Realty Trust (REIT)	6,292	49,455
LHC Group, Inc.* (Healthcare - Services)	363	5,695
Lincoln Educational Services Corp. (Commercial Services)	605	5,657
Lithia Motors, Inc. - Class A (Retail)	1,694	34,846
Live Nation, Inc.* (Commercial Services)	11,011	103,393
Liz Claiborne, Inc.* (Retail)	4,719	37,799
LogMeIn, Inc.* (Telecommunications)	726	29,526
LoJack Corp.* (Electronics)	847	2,812
LSB Industries, Inc.* (Miscellaneous Manufacturing)	605	21,435
LTC Properties, Inc. (REIT)	1,089	30,884
Lufkin Industries, Inc. (Oil & Gas Services)	968	57,199
Lydall, Inc.* (Miscellaneous Manufacturing)	1,331	14,588
M/I Schottenstein Homes, Inc.* (Home Builders)	1,452	10,846
Magellan Health Services, Inc.* (Healthcare - Services)	847	43,595
Marcus Corp. (Lodging)	1,452	17,308
MarineMax, Inc.* (Retail)	1,694	13,789
Materion Corp.* (Mining)	484	12,797
Matrix Service Co.* (Oil & Gas Services)	1,936	20,560
Meadowbrook Insurance Group, Inc. (Insurance)	2,662	27,578
Medical Properties Trust, Inc. (REIT)	3,146	31,775
Meridian Bioscience, Inc. (Healthcare - Products)	1,331	24,251
Merit Medical Systems, Inc.* (Healthcare - Products)	1,331	17,862
Meritage Homes Corp.* (Home Builders)	2,057	36,512
Methode Electronics, Inc. (Electronics)	2,783	25,854
Microsemi Corp.* (Semiconductors)	3,267	60,309
Mid-America Apartment Communities, Inc. (REIT)	1,089	67,954
Midas, Inc.* (Commercial Services)	1,089	9,932
MKS Instruments, Inc. (Semiconductors)	2,420	64,469
Mobile Mini, Inc.* (Storage/Warehousing)	1,331	24,144
Molina Healthcare, Inc.* (Healthcare - Services)	2,178	46,130

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monarch Casino & Resort, Inc.* (Lodging)	605	$6,225
Monotype Imaging Holdings, Inc.* (Software)	726	9,852
Moog, Inc. - Class A* (Aerospace/Defense)	3,388	131,217
Movado Group, Inc. (Miscellaneous Manufacturing)	1,331	22,268
MTS Systems Corp. (Computers)	605	22,185
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,783	112,572
Multimedia Games, Inc.* (Entertainment)	1,936	12,797
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,541	31,051
Nara Bancorp, Inc.* (Banks)	3,388	28,730
Nash Finch Co. (Food)	847	22,293
National Financial Partners* (Diversified Financial Services)	1,694	23,157
National Penn Bancshares, Inc. (Banks)	6,292	49,078
National Retail Properties, Inc. (REIT)	2,783	75,837
Natus Medical, Inc.* (Healthcare - Products)	968	8,325
Navigant Consulting Co.* (Commercial Services)	3,872	43,870
NBT Bancorp, Inc. (Banks)	2,541	54,682
NCI Building Systems, Inc.* (Building Materials)	1,089	9,921
NCI, Inc. - Class A* (Computers)	242	3,303
Neenah Paper, Inc. (Forest Products & Paper)	1,089	17,968
Network Equipment Technologies, Inc.* (Telecommunications)	1,089	2,080
New Jersey Resources Corp. (Gas)	3,146	147,925
Newport Corp.* (Electronics)	1,331	18,434
Northwest Bancshares, Inc. (Savings & Loans)	7,744	96,568
Northwest Natural Gas Co. (Gas)	1,331	62,184
NorthWestern Corp. (Electric)	2,662	91,706
NTELOS Holdings Corp. (Telecommunications)	968	18,411
Nutrisystem, Inc. (Internet)	1,089	13,460
O’Charley’s, Inc.* (Retail)	1,331	8,266
OfficeMax, Inc.* (Retail)	6,413	32,835
Old Dominion Freight Line, Inc.* (Transportation)	1,694	61,950
Old National Bancorp (Banks)	7,018	81,198
Olympic Steel, Inc. (Metal Fabricate/Hardware)	726	14,847
OM Group, Inc.* (Chemicals)	1,089	31,483
Omnicell, Inc.* (Software)	1,210	18,089
On Assignment, Inc.* (Commercial Services)	2,783	30,029
Orbital Sciences Corp.* (Aerospace/Defense)	2,057	31,801
Oritani Financial Corp. (Savings & Loans)	1,573	20,386
Overseas Shipholding Group, Inc. (Transportation)	2,178	27,181
Oxford Industries, Inc. (Apparel)	484	19,118
OYO Geospace Corp.* (Oil & Gas Services)	121	9,508
PacWest Bancorp (Banks)	2,541	44,823
Palomar Medical Technologies, Inc.* (Healthcare - Products)	968	8,238
Papa John’s International, Inc.* (Retail)	605	20,425
Park Electrochemical Corp. (Electronics)	968	27,394
Parkway Properties, Inc. (REIT)	1,694	21,768
PC-Tel, Inc.* (Internet)	1,331	9,636
Penn Virginia Corp. (Oil & Gas)	3,388	20,633
Pennsylvania REIT (REIT)	2,178	22,346
Pericom Semiconductor Corp.* (Semiconductors)	726	6,164
Perry Ellis International, Inc.* (Apparel)	484	12,148
Petroleum Development* (Oil & Gas)	1,210	31,593
PetroQuest Energy, Inc.* (Oil & Gas)	2,420	17,642
PharMerica Corp.* (Pharmaceuticals)	2,178	33,977
Piedmont Natural Gas Co., Inc. (Gas)	3,388	110,754
Pinnacle Entertainment, Inc.* (Entertainment)	2,541	28,764
Pinnacle Financial Partners, Inc.* (Banks)	2,541	38,140
Pioneer Drilling Co.* (Oil & Gas)	4,598	45,474
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,210	25,120
Plexus Corp.* (Electronics)	1,089	27,987
PolyOne Corp. (Chemicals)	2,783	31,142
Pool Corp. (Distribution/Wholesale)	3,630	106,069
Post Properties, Inc. (REIT)	2,057	84,502
Powell Industries, Inc.* (Electrical Components & Equipment)	605	20,334
Presidential Life Corp. (Insurance)	1,573	15,604
Prestige Brands Holdings, Inc.* (Household Products/Wares)	2,178	23,043
PrivateBancorp, Inc. (Banks)	4,477	48,799
ProAssurance Corp. (Insurance)	2,299	175,988
Prospect Capital Corp. (Investment Companies)	8,107	77,584
Provident Financial Services, Inc. (Savings & Loans)	2,662	34,473
PS Business Parks, Inc. (REIT)	726	38,645
PSS World Medical, Inc.* (Healthcare - Products)	1,815	40,384
Pulse Electronics Corp. (Electronics)	2,057	7,261
Quanex Building Products Corp. (Building Materials)	2,783	41,049
Quiksilver, Inc.* (Apparel)	9,196	30,807
RadiSys Corp.* (Computers)	968	5,672
Red Robin Gourmet Burgers, Inc.* (Retail)	847	21,234
Resources Connection, Inc. (Commercial Services)	2,178	24,154
RLI Corp. (Insurance)	1,210	85,111
Robbins & Myers, Inc. (Machinery - Diversified)	2,057	91,927
Rofin-Sinar Technologies, Inc.* (Electronics)	1,331	34,606
Rogers Corp.* (Electronics)	726	31,341
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,452	38,318
Ruby Tuesday, Inc.* (Retail)	4,719	39,592
Rudolph Technologies, Inc.* (Semiconductors)	1,452	10,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rue21, Inc.* (Retail)	605	$16,117
Ruth’s Hospitality Group, Inc.* (Retail)	2,662	12,565
S&T Bancorp, Inc. (Banks)	2,057	38,404
Safety Insurance Group, Inc. (Insurance)	1,089	46,413
Sanderson Farms, Inc. (Food)	1,452	71,874
Saul Centers, Inc. (REIT)	363	13,010
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,936	7,260
ScanSource, Inc.* (Distribution/Wholesale)	2,057	71,501
School Specialty, Inc.* (Distribution/Wholesale)	1,210	9,256
Schulman (A.), Inc. (Chemicals)	2,299	48,532
SEACOR SMIT, Inc. (Oil & Gas Services)	484	41,213
Select Comfort Corp.* (Home Furnishings)	1,089	22,619
Selective Insurance Group, Inc. (Insurance)	3,993	64,008
Seneca Foods Corp. - Class A* (Food)	726	15,282
Shuffle Master, Inc.* (Entertainment)	1,815	19,257
Sigma Designs, Inc.* (Semiconductors)	847	7,064
Simmons First National Corp. - Class A (Banks)	1,331	34,553
Simpson Manufacturing Co., Inc. (Building Materials)	3,025	92,746
Skechers U.S.A., Inc. - Class A* (Apparel)	2,783	39,686
Skyline Corp. (Home Builders)	363	2,454
SkyWest, Inc. (Airlines)	3,872	51,924
Smith Corp. (Miscellaneous Manufacturing)	1,210	44,964
Snyders-Lance, Inc. (Food)	1,694	35,947
Sonic Automotive, Inc. (Retail)	2,662	39,052
Sonic Corp.* (Retail)	2,904	21,519
SonoSite, Inc.* (Healthcare - Products)	242	7,500
South Jersey Industries, Inc. (Gas)	1,331	74,949
Southwest Gas Corp. (Gas)	3,388	133,758
Sovran Self Storage, Inc. (REIT)	1,210	53,482
Spartan Motors, Inc. (Auto Parts & Equipment)	2,541	12,451
Spartan Stores, Inc. (Food)	1,694	29,001
Stage Stores, Inc. (Retail)	2,299	35,933
Standard Microsystems Corp.* (Semiconductors)	968	23,968
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,452	22,579
Standard Pacific Corp.* (Home Builders)	7,502	22,806
Standex International Corp. (Miscellaneous Manufacturing)	968	37,374
Stein Mart, Inc. (Retail)	2,057	14,913
Stepan Co. (Chemicals)	605	46,760
Sterling Bancorp (Banks)	2,299	18,967
Stewart Information Services Corp. (Insurance)	1,452	14,578
Stone Energy Corp.* (Oil & Gas)	1,573	38,208
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,694	14,484
Super Micro Computer, Inc.* (Computers)	847	13,552
Superior Industries International, Inc. (Auto Parts & Equipment)	1,089	19,918
Supertex, Inc.* (Semiconductors)	605	11,168
SurModics, Inc.* (Healthcare - Products)	484	5,101
Susquehanna Bancshares, Inc. (Banks)	11,616	84,332
Swift Energy Co.* (Oil & Gas)	2,057	62,985
SWS Group, Inc. (Diversified Financial Services)	2,178	12,001
Sykes Enterprises, Inc.* (Computers)	1,452	23,130
Symmetricom, Inc.* (Telecommunications)	1,573	8,101
Symmetry Medical, Inc.* (Healthcare - Products)	2,662	24,198
SYNNEX Corp.* (Software)	1,936	55,892
Take-Two Interactive Software, Inc.* (Software)	3,509	55,372
Tekelec* (Telecommunications)	4,598	45,152
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,783	151,590
TeleTech Holdings, Inc.* (Commercial Services)	605	10,575
Tennant Co. (Machinery - Diversified)	726	28,089
Tessera Technologies, Inc.* (Semiconductors)	1,573	21,660
Tetra Tech, Inc.* (Environmental Control)	2,057	44,904
TETRA Technologies, Inc.* (Oil & Gas Services)	5,808	55,176
Texas Capital Bancshares, Inc.* (Banks)	2,783	77,924
Texas Industries, Inc. (Building Materials)	2,057	61,710
The Andersons, Inc. (Agriculture)	605	22,337
The Cato Corp. - Class A (Retail)	847	21,709
The Children’s Place Retail Stores, Inc.* (Retail)	968	45,448
The Finish Line, Inc. - Class A (Retail)	1,331	26,753
The Geo Group, Inc.* (Commercial Services)	4,840	88,233
The Hain Celestial Group, Inc.* (Food)	1,936	64,972
The Medicines Co.* (Biotechnology)	1,573	29,447
The Men’s Wearhouse, Inc. (Retail)	1,694	52,311
The Navigators Group, Inc.* (Insurance)	847	38,640
The Pep Boys - Manny, Moe & Jack (Retail)	3,872	44,528
The Standard Register Co. (Household Products/Wares)	968	2,507
THQ, Inc.* (Software)	5,082	10,825
Tompkins Financial Corp. (Banks)	363	14,313
Toro Co. (Housewares)	968	52,311
Tower Group, Inc. (Insurance)	1,331	31,585
Tredegar Corp. (Miscellaneous Manufacturing)	1,694	32,813
TrueBlue, Inc.* (Commercial Services)	1,815	23,994
TrustCo Bank Corp. NY (Banks)	6,897	34,209

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tuesday Morning Corp.* (Retail)	3,267	$11,827
UIL Holdings Corp. (Electric)	3,751	127,834
Ultratech Stepper, Inc.* (Semiconductors)	968	21,102
UMB Financial Corp. (Banks)	1,573	57,997
Umpqua Holdings Corp. (Banks)	8,470	96,981
UniFirst Corp. (Textiles)	605	31,672
Unisource Energy Corp. (Electric)	2,783	103,750
United Bankshares, Inc. (Banks)	3,388	80,431
United Community Banks, Inc.* (Banks)	1,452	10,730
United Fire & Casualty Co. (Insurance)	1,573	29,588
United Natural Foods, Inc.* (Food)	1,452	53,013
United Online, Inc. (Internet)	6,655	39,331
United Stationers, Inc. (Distribution/Wholesale)	3,267	103,923
Universal Forest Products, Inc. (Building Materials)	1,452	40,758
Universal Health Realty Income Trust (REIT)	484	18,377
Urstadt Biddle Properties - Class A (REIT)	847	15,110
USA Mobility, Inc. (Telecommunications)	968	12,652
Viad Corp. (Commercial Services)	1,573	32,923
Vitamin Shoppe, Inc.* (Retail)	1,331	50,192
Watts Water Technologies, Inc. - Class A (Electronics)	2,178	68,585
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,630	27,225
WD-40 Co. (Household Products/Wares)	605	26,632
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,452	56,439
Wilshire Bancorp, Inc.* (Banks)	4,477	15,311
Winnebago Industries, Inc.* (Home Builders)	2,178	17,729
Wintrust Financial Corp. (Banks)	2,662	76,879
Wolverine World Wide, Inc. (Apparel)	1,573	59,664
World Fuel Services Corp. (Retail)	5,324	212,161
XO Group, Inc.* (Internet)	1,210	11,168
Zale Corp.* (Retail)	1,936	7,144
Zep, Inc. (Chemicals)	1,694	25,817

TOTAL COMMON STOCKS (Cost $14,540,421)		17,157,681

Rights/Warrants (NM)
First BanCorp*(a) (Banks)	1,261	38

TOTAL RIGHTS/WARRANTS (Cost $—)		38

TOTAL INVESTMENT SECURITIES (Cost $14,540,421) — 99.8%		17,157,719
Net other assets (liabilities) — 0.2%		41,402

NET ASSETS — 100.0%		$17,199,121

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
(a)	As of October 31, 2011, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.00% of net assets.

Small-Cap Value ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$28,684	0.2%
Aerospace/Defense	614,137	3.6%
Agriculture	39,783	0.2%
Airlines	51,924	0.3%
Apparel	170,680	1.0%
Auto Parts & Equipment	54,948	0.3%
Banks	1,605,462	9.3%
Biotechnology	55,140	0.3%
Building Materials	419,929	2.4%
Chemicals	311,273	1.8%
Commercial Services	692,900	4.0%
Computers	259,140	1.5%
Distribution/Wholesale	342,331	2.0%
Diversified Financial Services	188,330	1.1%
Electric	678,385	3.9%
Electrical Components & Equipment	140,634	0.8%
Electronics	721,792	4.2%
Energy - Alternate Sources	7,880	0.1%
Engineering & Construction	216,694	1.3%
Entertainment	60,818	0.4%
Environmental Control	79,643	0.5%
Food	400,027	2.3%
Forest Products & Paper	134,077	0.8%
Gas	597,533	3.5%
Hand/Machine Tools	33,338	0.2%
Healthcare - Products	427,900	2.5%
Healthcare - Services	386,920	2.3%
Home Builders	90,347	0.5%
Home Furnishings	110,616	0.6%
Household Products/Wares	169,802	1.0%
Housewares	52,311	0.3%
Insurance	808,646	4.7%
Internet	132,875	0.8%
Investment Companies	77,584	0.5%
Leisure Time	103,018	0.6%
Lodging	49,408	0.3%
Machinery - Construction & Mining	48,279	0.3%
Machinery - Diversified	426,810	2.5%
Media	12,110	0.1%
Metal Fabricate/Hardware	296,488	1.7%
Mining	127,946	0.7%
Miscellaneous Manufacturing	721,654	4.2%
Office Furnishings	25,245	0.2%
Oil & Gas	246,844	1.4%
Oil & Gas Services	334,882	2.0%
Pharmaceuticals	41,237	0.2%
REIT	1,380,338	8.0%
Real Estate	14,157	0.1%
Retail	1,285,202	7.5%
Savings & Loans	213,548	1.2%
Semiconductors	364,133	2.1%
Software	222,804	1.3%
Storage/Warehousing	24,144	0.1%
Telecommunications	515,914	3.0%
Textiles	75,755	0.4%
Toys/Games/Hobbies	22,954	0.1%
Transportation	421,227	2.5%
Water	21,139	0.1%
Other**	41,402	0.2%
Total	$17,199,121	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
AAON, Inc. (Building Materials)	1,300	$27,521
Abaxis, Inc.* (Healthcare - Products)	2,600	72,956
Acadia Realty Trust (REIT)	2,600	53,872
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,625	15,178
Aerovironment, Inc.* (Aerospace/Defense)	975	32,204
Air Methods Corp.* (Healthcare - Services)	1,300	105,066
Align Technology, Inc.* (Healthcare - Products)	7,475	172,149
Allegiant Travel Co.* (Airlines)	1,625	84,435
Almost Family, Inc.* (Healthcare - Services)	975	18,174
AMCOL International Corp. (Mining)	1,300	39,247
American Public Education, Inc.* (Commercial Services)	1,950	69,829
American Science & Engineering, Inc. (Electronics)	975	66,319
American States Water Co. (Water)	975	34,067
Analogic Corp. (Electronics)	650	35,152
Approach Resources, Inc.* (Oil & Gas)	1,300	31,733
Arbitron, Inc. (Commercial Services)	2,925	116,210
ArQule, Inc.* (Biotechnology)	5,850	33,989
Atlantic Tele-Network, Inc. (Telecommunications)	975	37,001
ATMI, Inc.* (Semiconductors)	1,300	26,520
AZZ, Inc. (Miscellaneous Manufacturing)	975	43,544
B&G Foods, Inc. - Class A (Food)	2,925	62,069
Badger Meter, Inc. (Electronics)	975	31,922
Balchem Corp. (Chemicals)	3,250	119,827
Bank of the Ozarks, Inc. (Banks)	1,950	48,497
Basic Energy Services, Inc.* (Oil & Gas Services)	1,300	23,842
Belden, Inc. (Electrical Components & Equipment)	2,275	73,437
Big 5 Sporting Goods Corp. (Retail)	1,300	10,049
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	2,600	52,104
BioMed Realty Trust, Inc. (REIT)	6,825	123,601
BJ’s Restaurants, Inc.* (Retail)	2,600	137,618
Blackbaud, Inc. (Software)	4,875	136,646
Blue Coat Systems, Inc.* (Internet)	4,550	73,255
Blue Nile, Inc.* (Internet)	1,625	73,336
Boston Beer Co., Inc. - Class A* (Beverages)	975	86,268
Bottomline Technologies, Inc.* (Software)	3,900	94,731
Brunswick Corp. (Leisure Time)	4,875	86,092
Buckeye Technologies, Inc. (Forest Products & Paper)	4,225	127,764
Buffalo Wild Wings, Inc.* (Retail)	1,950	129,129
Cabela’s, Inc.* (Retail)	4,875	121,485
Cabot Microelectronics Corp.* (Semiconductors)	1,625	62,595
Cal-Maine Foods, Inc. (Food)	975	32,487
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	650	8,119
Calavo Growers, Inc. (Food)	1,300	29,341
Calgon Carbon Corp.* (Environmental Control)	2,925	46,654
Cantel Medical Corp. (Healthcare - Products)	975	26,910
Capella Education Co.* (Commercial Services)	1,625	56,566
Cardtronics, Inc.* (Commercial Services)	4,875	121,534
Carter’s, Inc.* (Apparel)	5,525	210,447
Cascade Corp. (Machinery - Diversified)	325	14,008
Cash America International, Inc. (Retail)	3,250	177,937
Cbeyond, Inc.* (Telecommunications)	3,250	26,780
CEC Entertainment, Inc. (Retail)	2,275	71,935
Century Aluminum Co.* (Mining)	2,275	25,389
CEVA, Inc.* (Semiconductors)	2,600	80,782
Chemed Corp. (Commercial Services)	2,275	135,044
CIRCOR International, Inc. (Metal Fabricate/Hardware)	975	33,950
Cirrus Logic, Inc.* (Semiconductors)	7,150	118,976
Clarcor, Inc. (Miscellaneous Manufacturing)	2,600	126,048
Cognex Corp. (Machinery - Diversified)	2,600	88,114
Cohu, Inc. (Semiconductors)	975	10,813
Coinstar, Inc.* (Retail)	3,250	155,155
Colonial Properties Trust (REIT)	3,900	79,092
Community Bank System, Inc. (Banks)	1,300	33,228
CommVault Systems, Inc.* (Software)	4,875	207,577
Computer Programs & Systems, Inc. (Software)	1,300	66,391
comScore, Inc.* (Internet)	3,575	75,468
Consolidated Graphics, Inc.* (Commercial Services)	975	44,421
Contango Oil & Gas Co.* (Oil & Gas)	1,300	83,642
CorVel Corp.* (Commercial Services)	650	33,521
Cracker Barrel Old Country Store, Inc. (Retail)	2,600	110,214
Crocs, Inc.* (Apparel)	9,750	172,282
CryoLife, Inc.* (Healthcare - Products)	1,300	5,993
CSG Systems International, Inc.* (Software)	3,900	55,536
Cubic Corp. (Aerospace/Defense)	975	45,942
Cubist Pharmaceuticals, Inc.* (Biotechnology)	6,825	258,053
Cyberonics, Inc.* (Healthcare - Products)	2,600	74,880
Cymer, Inc.* (Electronics)	1,300	56,485
Daktronics, Inc. (Electronics)	1,625	16,413
Darling International, Inc.* (Environmental Control)	13,000	182,260
DealerTrack Holdings, Inc.* (Internet)	2,925	63,443
Deltic Timber Corp. (Forest Products & Paper)	650	43,999
DG Fastchannel, Inc.* (Media)	2,925	54,522
Diamond Foods, Inc. (Food)	1,300	85,475
DiamondRock Hospitality Co. (REIT)	8,125	73,531

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dime Community Bancshares, Inc. (Savings & Loans)	1,300	$15,496
DineEquity, Inc.* (Retail)	1,625	76,310
Diodes, Inc.* (Semiconductors)	3,900	87,243
DTS, Inc.* (Home Furnishings)	1,950	54,776
E.W. Scripps Co.* (Media)	1,300	10,842
Eagle Materials, Inc. (Building Materials)	1,625	33,443
EastGroup Properties, Inc. (REIT)	1,625	70,866
Ebix, Inc.* (Software)	3,575	61,168
eHealth, Inc.* (Insurance)	2,275	33,784
El Paso Electric Co. (Electric)	1,950	62,459
Electro Scientific Industries, Inc.* (Electronics)	975	11,983
Emergent Biosolutions, Inc.* (Biotechnology)	1,625	30,648
Encore Capital Group, Inc.* (Diversified Financial Services)	1,300	35,217
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,275	78,351
Entertainment Properties Trust (REIT)	2,600	116,480
Entropic Communications, Inc.* (Semiconductors)	9,425	54,854
Enzo Biochem, Inc.* (Biotechnology)	3,575	10,225
eResearchTechnology, Inc.* (Internet)	2,275	11,625
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,300	39,741
Exar Corp.* (Semiconductors)	2,925	17,872
Exponent, Inc.* (Engineering & Construction)	1,625	78,292
Extra Space Storage, Inc. (REIT)	5,525	124,478
EZCORP, Inc. - Class A* (Retail)	4,875	135,427
FARO Technologies, Inc.* (Electronics)	975	40,736
FEI Co.* (Electronics)	1,950	77,532
Financial Engines, Inc.* (Diversified Financial Services)	2,275	51,665
First Cash Financial Services, Inc.* (Retail)	3,250	134,875
First Financial Bancorp (Banks)	2,925	47,970
First Financial Bankshares, Inc. (Banks)	1,625	51,610
Forestar Group, Inc.* (Real Estate)	2,275	29,575
Forrester Research, Inc. (Commercial Services)	1,625	58,191
Forward Air Corp. (Transportation)	1,950	63,862
Franklin Electric Co., Inc. (Hand/Machine Tools)	975	44,772
General Communication, Inc. - Class A* (Telecommunications)	2,275	21,499
Genesco, Inc.* (Retail)	1,625	95,777
GeoResources, Inc.* (Oil & Gas)	1,625	43,128
Getty Realty Corp. (REIT)	1,950	31,083
Greatbatch, Inc.* (Healthcare - Products)	1,625	36,286
GT Advanced Technologies, Inc.* (Semiconductors)	13,975	114,595
Gulfport Energy Corp.* (Oil & Gas)	4,550	141,687
Haemonetics Corp.* (Healthcare - Products)	2,925	178,279
Harmonic, Inc.* (Telecommunications)	5,850	32,175
Hawkins, Inc. (Chemicals)	975	37,323
Haynes International, Inc. (Metal Fabricate/Hardware)	325	19,009
Healthcare Realty Trust, Inc. (REIT)	2,925	55,253
Healthcare Services Group, Inc. (Commercial Services)	7,150	124,052
HealthSpring, Inc.* (Healthcare - Services)	7,475	403,201
Heartland Express, Inc. (Transportation)	2,925	39,224
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	975	34,632
Hibbett Sports, Inc.* (Retail)	2,925	120,481
Hillenbrand, Inc. (Commercial Services)	3,250	68,607
Hittite Microwave Corp.* (Semiconductors)	2,925	153,855
HMS Holdings Corp.* (Commercial Services)	9,425	230,347
HSN, Inc. (Retail)	4,225	150,706
Hub Group, Inc. - Class A* (Transportation)	1,625	50,798
Iconix Brand Group, Inc.* (Apparel)	8,125	145,844
ICU Medical, Inc.* (Healthcare - Products)	650	25,552
iGATE Corp. (Computers)	3,250	43,810
II-VI, Inc.* (Electronics)	5,850	111,208
Inland Real Estate Corp. (REIT)	2,925	21,938
Insperity, Inc. (Commercial Services)	1,300	33,514
Integra LifeSciences Holdings* (Healthcare - Products)	2,275	72,936
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,625	29,965
Interactive Intelligence Group, Inc.* (Software)	1,625	45,094
Interface, Inc. - Class A (Office Furnishings)	3,575	46,618
Interval Leisure Group, Inc.* (Leisure Time)	4,550	62,835
Intevac, Inc.* (Machinery - Diversified)	975	7,849
ION Geophysical Corp.* (Oil & Gas Services)	6,825	52,007
IPC The Hospitalist Co.* (Healthcare - Services)	1,950	81,763
iRobot Corp.* (Machinery - Diversified)	2,925	99,040
J & J Snack Foods Corp. (Food)	975	50,281
j2 Global Communications, Inc. (Internet)	5,200	160,056
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	975	18,496
JDA Software Group, Inc.* (Software)	4,550	145,008
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,625	26,228
Jos. A. Bank Clothiers, Inc.* (Retail)	2,925	156,312
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,225	69,290
Kaydon Corp. (Metal Fabricate/Hardware)	1,300	40,898
Kensey Nash Corp.* (Healthcare - Products)	975	26,208
Kilroy Realty Corp. (REIT)	2,600	95,394
Kirkland’s, Inc.* (Retail)	1,950	21,918

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Knight Transportation, Inc. (Transportation)	3,250	$49,400
Kopin Corp.* (Semiconductors)	7,475	30,274
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	975	32,263
Kraton Performance Polymers, Inc.* (Chemicals)	1,300	25,584
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,125	78,406
Landauer, Inc. (Commercial Services)	975	49,969
LaSalle Hotel Properties (REIT)	3,575	85,478
Lexington Realty Trust (REIT)	5,850	45,981
LHC Group, Inc.* (Healthcare - Services)	1,300	20,397
Lincoln Educational Services Corp. (Commercial Services)	1,625	15,194
Lindsay Manufacturing Co. (Machinery - Diversified)	1,300	75,530
Liquidity Services, Inc.* (Internet)	2,275	74,074
Littelfuse, Inc. (Electrical Components & Equipment)	2,600	127,296
LivePerson, Inc.* (Computers)	5,200	65,468
Liz Claiborne, Inc.* (Retail)	3,575	28,636
LogMeIn, Inc.* (Telecommunications)	1,300	52,871
LoJack Corp.* (Electronics)	650	2,158
LSB Industries, Inc.* (Miscellaneous Manufacturing)	975	34,544
LTC Properties, Inc. (REIT)	1,625	46,085
Lufkin Industries, Inc. (Oil & Gas Services)	1,950	115,225
Lumber Liquidators Holdings, Inc.* (Retail)	2,925	43,787
Magellan Health Services, Inc.* (Healthcare - Services)	2,275	117,094
Maidenform Brands, Inc.* (Apparel)	2,600	63,908
Manhattan Associates, Inc.* (Computers)	2,275	96,346
Materion Corp.* (Mining)	1,300	34,372
MAXIMUS, Inc. (Commercial Services)	3,900	157,326
Meadowbrook Insurance Group, Inc. (Insurance)	1,950	20,202
Measurement Specialties, Inc.* (Electronics)	1,625	50,716
Medical Properties Trust, Inc. (REIT)	7,475	75,497
Medifast, Inc.* (Commercial Services)	1,625	26,715
Mercury Computer Systems, Inc.* (Computers)	3,250	47,450
Meridian Bioscience, Inc. (Healthcare - Products)	2,600	47,372
Merit Medical Systems, Inc.* (Healthcare - Products)	2,600	34,892
Micrel, Inc. (Semiconductors)	5,525	60,886
Microsemi Corp.* (Semiconductors)	4,550	83,993
MicroStrategy, Inc. - Class A* (Software)	975	128,476
Mid-America Apartment Communities, Inc. (REIT)	2,275	141,960
MKS Instruments, Inc. (Semiconductors)	2,275	60,606
Mobile Mini, Inc.* (Storage/Warehousing)	1,950	35,373
Monarch Casino & Resort, Inc.* (Lodging)	325	3,344
Monolithic Power Systems, Inc.* (Semiconductors)	3,250	40,495
Monotype Imaging Holdings, Inc.* (Software)	2,925	39,692
Monro Muffler Brake, Inc. (Commercial Services)	3,250	120,542
MTS Systems Corp. (Computers)	975	35,753
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,300	98,150
Nanometrics, Inc.* (Semiconductors)	1,950	32,916
National Financial Partners* (Diversified Financial Services)	2,275	31,099
National Penn Bancshares, Inc. (Banks)	4,225	32,955
National Presto Industries, Inc. (Aerospace/Defense)	650	62,075
National Retail Properties, Inc. (REIT)	6,175	168,269
Natus Medical, Inc.* (Healthcare - Products)	1,950	16,770
NCI Building Systems, Inc.* (Building Materials)	650	5,922
NCI, Inc. - Class A* (Computers)	650	8,873
Neogen Corp.* (Pharmaceuticals)	2,600	100,490
NETGEAR, Inc.* (Telecommunications)	4,225	149,818
NetScout Systems, Inc.* (Computers)	3,900	63,921
Network Equipment Technologies, Inc.* (Telecommunications)	1,625	3,104
Neutral Tandem, Inc.* (Telecommunications)	3,575	37,681
Newport Corp.* (Electronics)	2,275	31,509
Nolan Co.* (Media)	3,250	28,438
Northwest Natural Gas Co. (Gas)	975	45,552
Novatel Wireless, Inc.* (Telecommunications)	3,575	14,193
NTELOS Holdings Corp. (Telecommunications)	1,950	37,089
Nutrisystem, Inc. (Internet)	1,625	20,085
NuVasive, Inc.* (Healthcare - Products)	4,225	62,614
Old Dominion Freight Line, Inc.* (Transportation)	2,600	95,082
OM Group, Inc.* (Chemicals)	1,950	56,375
Omnicell, Inc.* (Software)	1,950	29,153
Oplink Communications, Inc.* (Telecommunications)	2,275	36,901
Orbital Sciences Corp.* (Aerospace/Defense)	3,250	50,245
Orion Marine Group, Inc.* (Engineering & Construction)	2,925	19,861
Oritani Financial Corp. (Savings & Loans)	3,900	50,544
OSI Systems, Inc.* (Electronics)	2,275	100,782
Oxford Industries, Inc. (Apparel)	650	25,675
OYO Geospace Corp.* (Oil & Gas Services)	325	25,539
P.F. Chang’s China Bistro, Inc. (Retail)	2,600	80,860
Palomar Medical Technologies, Inc.* (Healthcare - Products)	650	5,532

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Papa John’s International, Inc.* (Retail)	1,300	$43,888
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,900	119,340
PAREXEL International Corp.* (Commercial Services)	6,500	143,195
Park Electrochemical Corp. (Electronics)	650	18,395
Peet’s Coffee & Tea, Inc.* (Beverages)	1,300	82,836
Pennsylvania REIT (REIT)	2,925	30,011
Perficient, Inc.* (Internet)	3,250	30,973
Pericom Semiconductor Corp.* (Semiconductors)	1,625	13,796
Perry Ellis International, Inc.* (Apparel)	650	16,315
PetMed Express, Inc. (Retail)	2,275	22,682
Petroleum Development* (Oil & Gas)	975	25,457
PetroQuest Energy, Inc.* (Oil & Gas)	2,600	18,954
Piedmont Natural Gas Co., Inc. (Gas)	2,925	95,618
Pinnacle Entertainment, Inc.* (Entertainment)	2,925	33,111
Plexus Corp.* (Electronics)	2,275	58,468
PolyOne Corp. (Chemicals)	5,850	65,461
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,950	136,773
Post Properties, Inc. (REIT)	2,600	106,808
Power Integrations, Inc. (Semiconductors)	3,250	115,797
Prestige Brands Holdings, Inc.* (Household Products/Wares)	2,275	24,070
Progress Software Corp.* (Software)	7,475	157,423
Provident Financial Services, Inc. (Savings & Loans)	1,950	25,253
PS Business Parks, Inc. (REIT)	975	51,899
PSS World Medical, Inc.* (Healthcare - Products)	3,250	72,312
Pulse Electronics Corp. (Electronics)	1,625	5,736
Quaker Chemical Corp. (Chemicals)	1,300	45,227
Quality Systems, Inc. (Software)	4,550	177,040
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	6,825	277,163
RadiSys Corp.* (Computers)	975	5,714
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,125	449,312
Resources Connection, Inc. (Commercial Services)	1,625	18,021
RightNow Technologies, Inc.* (Software)	2,925	125,804
Robbins & Myers, Inc. (Machinery - Diversified)	1,950	87,145
Rofin-Sinar Technologies, Inc.* (Electronics)	1,300	33,800
Rogers Corp.* (Electronics)	650	28,061
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,300	34,307
Rubicon Technology, Inc.* (Semiconductors)	1,950	20,319
Rudolph Technologies, Inc.* (Semiconductors)	1,300	9,581
Rue21, Inc.* (Retail)	975	25,974
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,500	222,657
Saul Centers, Inc. (REIT)	650	23,296
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	4,875	18,281
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,625	114,270
SEACOR SMIT, Inc. (Oil & Gas Services)	1,625	138,369
Select Comfort Corp.* (Home Furnishings)	4,550	94,503
Shuffle Master, Inc.* (Entertainment)	3,250	34,483
Sigma Designs, Inc.* (Semiconductors)	2,275	18,974
Signature Bank* (Banks)	5,200	289,900
Skyline Corp. (Home Builders)	325	2,197
Smith Corp. (Miscellaneous Manufacturing)	2,275	84,539
Snyders-Lance, Inc. (Food)	2,600	55,172
Sonic Corp.* (Retail)	2,600	19,266
SonoSite, Inc.* (Healthcare - Products)	975	30,215
Sourcefire, Inc.* (Internet)	3,250	89,537
South Jersey Industries, Inc. (Gas)	1,300	73,203
Sovran Self Storage, Inc. (REIT)	1,300	57,460
Stamps.com, Inc. (Internet)	1,300	42,328
Standard Microsystems Corp.* (Semiconductors)	975	24,141
Steven Madden, Ltd.* (Apparel)	4,225	155,902
Stifel Financial Corp.* (Diversified Financial Services)	5,850	186,439
Stone Energy Corp.* (Oil & Gas)	2,925	71,048
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,950	16,673
Stratasys, Inc.* (Computers)	2,275	63,791
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,950	59,124
Super Micro Computer, Inc.* (Computers)	1,625	26,000
Superior Industries International, Inc. (Auto Parts & Equipment)	975	17,833
Supertex, Inc.* (Semiconductors)	650	11,999
SurModics, Inc.* (Healthcare - Products)	975	10,277
Swift Energy Co.* (Oil & Gas)	1,625	49,758
Sykes Enterprises, Inc.* (Computers)	2,275	36,241
Symmetricom, Inc.* (Telecommunications)	2,275	11,716
Synaptics, Inc.* (Computers)	3,575	120,799
Synchronoss Technologies, Inc.* (Software)	2,925	87,925
Take-Two Interactive Software, Inc.* (Software)	4,225	66,670
Taleo Corp. - Class A* (Software)	4,550	147,420
Tanger Factory Outlet Centers, Inc. (REIT)	9,425	265,408
TeleTech Holdings, Inc.* (Commercial Services)	1,950	34,086
Tennant Co. (Machinery - Diversified)	975	37,723
Tessera Technologies, Inc.* (Semiconductors)	3,250	44,753
Tetra Tech, Inc.* (Environmental Control)	3,900	85,137
Texas Roadhouse, Inc. - Class A (Retail)	6,825	97,802
The Andersons, Inc. (Agriculture)	975	35,997

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Buckle, Inc. (Retail)	2,925	$130,338
The Cato Corp. - Class A (Retail)	1,950	49,979
The Children’s Place Retail Stores, Inc.* (Retail)	1,300	61,035
The Ensign Group, Inc. (Healthcare - Services)	1,950	44,382
The Finish Line, Inc. - Class A (Retail)	3,900	78,390
The Hain Celestial Group, Inc.* (Food)	1,950	65,442
The Medicines Co.* (Biotechnology)	3,575	66,924
The Men’s Wearhouse, Inc. (Retail)	3,250	100,360
Tompkins Financial Corp. (Banks)	325	12,815
Toro Co. (Housewares)	1,950	105,378
Tower Group, Inc. (Insurance)	2,600	61,698
TreeHouse Foods, Inc.* (Food)	3,900	239,226
TriQuint Semiconductor, Inc.* (Semiconductors)	18,200	96,824
True Religion Apparel, Inc.* (Apparel)	2,925	99,216
TrueBlue, Inc.* (Commercial Services)	1,950	25,779
TTM Technologies, Inc.* (Electronics)	5,525	61,714
Tyler Technologies, Inc.* (Software)	2,925	92,342
Ultratech Stepper, Inc.* (Semiconductors)	1,300	28,340
UMB Financial Corp. (Banks)	1,300	47,931
UniFirst Corp. (Textiles)	975	51,041
United Natural Foods, Inc.* (Food)	3,250	118,657
Universal Electronics, Inc.* (Home Furnishings)	1,625	30,209
Universal Health Realty Income Trust (REIT)	650	24,681
Universal Technical Institute, Inc.* (Commercial Services)	2,275	32,487
Urstadt Biddle Properties - Class A (REIT)	1,300	23,192
USA Mobility, Inc. (Telecommunications)	975	12,743
Veeco Instruments, Inc.* (Semiconductors)	4,550	121,439
ViaSat, Inc.* (Telecommunications)	4,550	193,784
Vicor Corp. (Electrical Components & Equipment)	2,275	20,816
ViroPharma, Inc.* (Pharmaceuticals)	7,800	157,872
Virtusa Corp.* (Computers)	1,950	31,766
Vitamin Shoppe, Inc.* (Retail)	1,300	49,023
Volterra Semiconductor Corp.* (Semiconductors)	2,600	61,620
WD-40 Co. (Household Products/Wares)	975	42,920
Websense, Inc.* (Internet)	4,225	75,374
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,625	63,164
Wolverine World Wide, Inc. (Apparel)	2,925	110,945
World Acceptance Corp.* (Diversified Financial Services)	1,625	109,931
Wright Express Corp.* (Commercial Services)	4,225	198,068
XO Group, Inc.* (Internet)	1,625	14,999
Zoll Medical Corp.* (Healthcare - Products)	2,275	86,018
Zumiez, Inc.* (Retail)	2,275	51,756

TOTAL COMMON STOCKS (Cost $21,843,627)		25,458,888

TOTAL INVESTMENT SECURITIES (Cost $21,843,627) — 99.8%		25,458,888
Net other assets (liabilities) — 0.2%		38,753

NET ASSETS — 100.0%		$25,497,641

*           Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$190,466	0.7%
Agriculture	35,997	0.1%
Airlines	84,435	0.3%
Apparel	1,000,534	3.9%
Auto Parts & Equipment	17,833	0.1%
Banks	564,906	2.2%
Beverages	169,104	0.7%
Biotechnology	849,151	3.3%
Building Materials	66,886	0.3%
Chemicals	349,797	1.4%
Commercial Services	1,913,218	7.5%
Computers	645,932	2.5%
Cosmetics/Personal Care	29,965	0.1%
Distribution/Wholesale	98,150	0.4%
Diversified Financial Services	559,243	2.2%
Electric	62,459	0.2%
Electrical Components & Equipment	236,727	0.9%
Electronics	839,089	3.3%
Engineering & Construction	98,153	0.4%
Entertainment	67,594	0.3%
Environmental Control	314,051	1.2%
Food	738,150	2.9%
Forest Products & Paper	355,323	1.4%
Gas	214,373	0.8%
Hand/Machine Tools	44,772	0.2%
Healthcare - Products	1,121,315	4.4%
Healthcare - Services	842,181	3.3%
Home Builders	2,197	NM
Home Furnishings	179,488	0.7%
Household Products/Wares	66,990	0.3%
Housewares	105,378	0.4%
Insurance	115,684	0.5%
Internet	804,553	3.2%
Leisure Time	148,927	0.6%
Lodging	3,344	NM
Machinery - Diversified	409,409	1.6%
Media	93,802	0.4%
Metal Fabricate/Hardware	128,164	0.5%
Mining	99,008	0.4%
Miscellaneous Manufacturing	541,055	2.1%
Office Furnishings	46,618	0.2%
Oil & Gas	465,407	1.8%
Oil & Gas Services	354,982	1.4%
Pharmaceuticals	930,435	3.7%
REIT	1,991,613	7.8%
Real Estate	29,575	0.1%
Retail	2,689,104	10.5%
Savings & Loans	91,293	0.4%
Semiconductors	1,683,264	6.6%
Software	1,864,096	7.3%
Storage/Warehousing	35,373	0.1%
Telecommunications	667,355	2.6%
Textiles	51,041	0.2%
Toys/Games/Hobbies	18,496	0.1%
Transportation	298,366	1.2%
Water	34,067	0.1%
Other**	38,753	0.2%
Total	$25,497,641	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.2%)
Alcatel-LucentADR* (Telecommunications)	67,671	$185,419
Anheuser-Busch InBev N.V.ADR (Beverages)	4,532	251,390
ArcelorMittalNYS (Iron/Steel)	8,343	172,950
ARM Holdings PLCADR (Semiconductors)	11,742	329,833
ASML Holding N.V.NYS (Semiconductors)	6,592	276,403
AstraZeneca PLCADR (Pharmaceuticals)	4,841	231,932
Banco Santander S.A.ADR (Banks)	31,106	266,267
Barclays PLCADR (Banks)	15,965	199,722
BHP Billiton PLCADR (Mining)	6,901	434,556
BP PLCADR (Oil & Gas)	7,725	341,291
Diageo PLCADR (Beverages)	2,884	239,026
Eni SpAADR (Oil & Gas)	3,914	172,294
Ensco PLCADR (Oil & Gas)	4,120	204,599
GlaxoSmithKline PLCADR (Pharmaceuticals)	5,974	267,575
HSBC Holdings PLCADR (Banks)	9,785	427,213
Koninklijke Phillips Electronics N.V.NYS (Electronics)	7,931	165,361
Nokia, Corp.ADR (Telecommunications)	25,029	168,445
Rio Tinto PLCADR (Mining)	6,489	350,795
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	5,768	409,009
Sanofi-AventisADR (Pharmaceuticals)	7,004	250,393
SAP AGADR (Software)	5,974	360,591
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	2,369	223,397
Siemens AGADR (Miscellaneous Manufacturing)	3,296	345,981
Statoil ASAADR (Oil & Gas)	10,403	264,548
Telefonaktiebolaget LM EricssonADR (Telecommunications)	24,102	250,902
Telefonica S.A.ADR (Telecommunications)	15,759	336,770
Tenaris S.A.ADR (Metal Fabricate/Hardware)	5,459	173,651
Total S.A.ADR (Oil & Gas)	6,180	323,214
Unilever N.V.NYS (Food)	7,725	266,744
Vodafone Group PLCADR (Telecommunications)	14,214	395,718

TOTAL COMMON STOCKS (Cost $8,052,933)		8,285,989

	Principal Amount	Value
Repurchase Agreements (a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $48,000	$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000

TOTAL INVESTMENT SECURITIES (Cost $8,100,933) — 99.8%		8,333,989
Net other assets (liabilities) — 0.2%		20,426

NET ASSETS — 100.0%		$8,354,415

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $62,413)	1	$4,273

Europe 30 ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Banks	$893,202	10.7%
Beverages	490,416	5.9%
Electronics	165,361	2.0%
Food	266,744	3.2%
Iron/Steel	172,950	2.1%
Metal Fabricate/Hardware	173,651	2.1%
Mining	785,351	9.4%
Miscellaneous Manufacturing	345,981	4.1%
Oil & Gas	1,714,955	20.5%
Pharmaceuticals	973,297	11.6%
Semiconductors	606,236	7.3%
Software	360,591	4.3%
Telecommunications	1,337,254	16.0%
Other**	68,426	0.8%
Total	$8,354,415	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2011:

	Value	% of Net Assets
Belgium	$251,390	3.0%
Finland	168,445	2.0%
France	759,026	9.1%
Germany	706,572	8.4%
Ireland	223,397	2.7%
Italy	172,294	2.1%
Luxembourg	346,601	4.2%
Netherlands	1,117,517	13.4%
Norway	264,548	3.2%
Spain	603,037	7.2%
Sweden	250,902	3.0%
United Kingdom	3,422,260	40.9%
Other**	68,426	0.8%
Total	$8,354,415	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks(36.7%)
3M Co. (Miscellaneous Manufacturing)	1,568	$123,903
Abbott Laboratories (Pharmaceuticals)	3,444	185,528
Abercrombie & Fitch Co. - Class A (Retail)	196	14,582
Accenture PLC - Class A (Computers)	1,428	86,051
ACE, Ltd. (Insurance)	756	54,545
Adobe Systems, Inc.* (Software)	1,092	32,116
Advanced Micro Devices, Inc.* (Semiconductors)	1,288	7,509
Aetna, Inc. (Healthcare - Services)	812	32,285
AFLAC, Inc. (Insurance)	1,036	46,713
Agilent Technologies, Inc.* (Electronics)	756	28,025
Air Products & Chemicals, Inc. (Chemicals)	476	41,003
Airgas, Inc. (Chemicals)	140	9,653
AK Steel Holding Corp. (Iron/Steel)	252	2,099
Akamai Technologies, Inc.* (Internet)	420	11,315
Alcoa, Inc. (Mining)	2,352	25,308
Allegheny Technologies, Inc. (Iron/Steel)	224	10,394
Allergan, Inc. (Pharmaceuticals)	672	56,529
Allstate Corp. (Insurance)	1,148	30,238
Alpha Natural Resources, Inc.* (Coal)	504	12,116
Altera Corp. (Semiconductors)	728	27,606
Altria Group, Inc. (Agriculture)	4,564	125,738
Amazon.com, Inc.* (Internet)	812	173,370
Ameren Corp. (Electric)	532	16,960
American Electric Power, Inc. (Electric)	1,064	41,794
American Express Co. (Diversified Financial Services)	2,296	116,224
American International Group, Inc. (Insurance)	952	23,505
American Tower Corp.* (Telecommunications)	868	47,827
Ameriprise Financial, Inc. (Diversified Financial Services)	532	24,834
AmerisourceBergen Corp. (Pharmaceuticals)	588	23,990
Amgen, Inc. (Biotechnology)	2,044	117,060
Amphenol Corp. - Class A (Electronics)	364	17,286
Anadarko Petroleum Corp. (Oil & Gas)	1,092	85,722
Analog Devices, Inc. (Semiconductors)	672	24,575
AON Corp. (Insurance)	728	33,939
Apache Corp. (Oil & Gas)	840	83,689
Apartment Investment and Management Co. - Class A (REIT)	280	6,908
Apollo Group, Inc. - Class A* (Commercial Services)	280	13,258
Apple Computer, Inc.* (Computers)	2,044	827,370
Applied Materials, Inc. (Semiconductors)	2,912	35,876
Archer-Daniels-Midland Co. (Agriculture)	1,484	42,947
Assurant, Inc. (Insurance)	196	7,554
AT&T, Inc. (Telecommunications)	13,048	382,437
Autodesk, Inc.* (Software)	504	17,438
Automatic Data Processing, Inc. (Commercial Services)	1,092	57,144
AutoNation, Inc.* (Retail)	112	4,361
AutoZone, Inc.* (Retail)	56	18,121
Avalonbay Communities, Inc. (REIT)	196	26,203
Avery Dennison Corp. (Household Products/Wares)	224	5,958
Avon Products, Inc. (Cosmetics/Personal Care)	952	17,403
Baker Hughes, Inc. (Oil & Gas Services)	952	55,207
Ball Corp. (Packaging & Containers)	364	12,583
Bank of America Corp. (Banks)	22,344	152,610
Bank of New York Mellon Corp. (Banks)	2,716	57,797
Bard (C.R.), Inc. (Healthcare - Products)	196	16,846
Baxter International, Inc. (Healthcare - Products)	1,260	69,275
BB&T Corp. (Banks)	1,540	35,944
Beam, Inc. (Beverages)	336	16,608
Becton, Dickinson & Co. (Healthcare - Products)	476	37,237
Bed Bath & Beyond, Inc.* (Retail)	532	32,899
Bemis Co., Inc. (Packaging & Containers)	224	6,297
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,864	300,851
Best Buy Co., Inc. (Retail)	672	17,627
Big Lots, Inc.* (Retail)	140	5,277
Biogen Idec, Inc.* (Biotechnology)	532	61,904
BlackRock, Inc. (Diversified Financial Services)	224	35,345
BMC Software, Inc.* (Software)	392	13,626
Boeing Co. (Aerospace/Defense)	1,624	106,843
Boston Properties, Inc. (REIT)	336	33,261
Boston Scientific Corp.* (Healthcare - Products)	3,360	19,790
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,752	118,526
Broadcom Corp. - Class A (Semiconductors)	1,064	38,400
Brown-Forman Corp. (Beverages)	224	16,740
C.H. Robinson Worldwide, Inc. (Transportation)	364	25,273
CA, Inc. (Software)	840	18,194
Cablevision Systems Corp. - Class A (Media)	504	7,293
Cabot Oil & Gas Corp. (Oil & Gas)	224	17,409
Cameron International Corp.* (Oil & Gas Services)	532	26,142
Campbell Soup Co. (Food)	392	13,034
Capital One Financial Corp. (Banks)	1,008	46,025
Cardinal Health, Inc. (Pharmaceuticals)	756	33,468
CareFusion Corp.* (Healthcare - Products)	504	12,902
Carmax, Inc.* (Retail)	504	15,150
Carnival Corp. - Class A (Leisure Time)	1,008	35,492
Caterpillar, Inc. (Machinery - Construction & Mining)	1,428	134,889
CBRE Group, Inc.* (Real Estate)	728	12,944
CBS Corp. - Class B (Media)	1,484	38,302

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,008	$65,349
CenterPoint Energy, Inc. (Gas)	952	19,840
CenturyLink, Inc. (Telecommunications)	1,372	48,377
Cerner Corp.* (Software)	308	19,536
CF Industries Holdings, Inc. (Chemicals)	168	27,261
Chesapeake Energy Corp. (Oil & Gas)	1,456	40,943
Chevron Corp. (Oil & Gas)	4,424	464,741
Chipotle Mexican Grill, Inc.* (Retail)	56	18,823
Chubb Corp. (Insurance)	644	43,180
CIGNA Corp. (Healthcare - Services)	588	26,072
Cincinnati Financial Corp. (Insurance)	364	10,534
Cintas Corp. (Textiles)	252	7,532
Cisco Systems, Inc. (Telecommunications)	12,124	224,658
Citigroup, Inc. (Banks)	6,440	203,440
Citrix Systems, Inc.* (Software)	420	30,589
Cliffs Natural Resources, Inc. (Iron/Steel)	308	21,012
Clorox Co. (Household Products/Wares)	280	18,743
CME Group, Inc. (Diversified Financial Services)	140	38,578
CMS Energy Corp. (Electric)	560	11,659
Coach, Inc. (Apparel)	644	41,905
Coca-Cola Co. (Beverages)	5,068	346,246
Coca-Cola Enterprises, Inc. (Beverages)	700	18,774
Cognizant Technology Solutions Corp.* (Computers)	672	48,888
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,064	96,154
Comcast Corp. - Class A (Media)	6,048	141,826
Comerica, Inc. (Banks)	448	11,446
Computer Sciences Corp. (Computers)	336	10,571
Compuware Corp.* (Software)	476	4,022
ConAgra Foods, Inc. (Food)	924	23,405
ConocoPhillips (Oil & Gas)	3,024	210,622
CONSOL Energy, Inc. (Coal)	504	21,551
Consolidated Edison, Inc. (Electric)	644	37,268
Constellation Brands, Inc.* (Beverages)	420	8,492
Constellation Energy Group, Inc. (Electric)	448	17,786
Corning, Inc. (Telecommunications)	3,472	49,615
Costco Wholesale Corp. (Retail)	952	79,254
Coventry Health Care, Inc.* (Healthcare - Services)	336	10,688
Covidien PLC (Healthcare - Products)	1,092	51,368
CSX Corp. (Transportation)	2,408	53,482
Cummins, Inc. (Machinery - Diversified)	420	41,761
CVS Caremark Corp. (Retail)	2,968	107,738
D.R. Horton, Inc. (Home Builders)	616	6,856
Danaher Corp. (Miscellaneous Manufacturing)	1,260	60,921
Darden Restaurants, Inc. (Retail)	308	14,747
DaVita, Inc.* (Healthcare - Services)	196	13,720
Dean Foods Co.* (Food)	392	3,810
Deere & Co. (Machinery - Diversified)	924	70,132
Dell, Inc.* (Computers)	3,416	54,007
Denbury Resources, Inc.* (Oil & Gas)	896	14,067
DENTSPLY International, Inc. (Healthcare - Products)	308	11,384
Devon Energy Corp. (Oil & Gas)	924	60,014
DeVry, Inc. (Commercial Services)	140	5,275
Diamond Offshore Drilling, Inc. (Oil & Gas)	140	9,176
DIRECTV - Class A* (Media)	1,624	73,827
Discover Financial Services (Diversified Financial Services)	1,204	28,366
Discovery Communications, Inc. - Class A* (Media)	616	26,771
Dominion Resources, Inc. (Electric)	1,260	65,003
Dover Corp. (Miscellaneous Manufacturing)	420	23,323
Dr. Pepper Snapple Group, Inc. (Beverages)	476	17,826
DTE Energy Co. (Electric)	364	18,968
Duke Energy Corp. (Electric)	2,940	60,035
Dun & Bradstreet Corp. (Software)	112	7,488
E*TRADE Financial Corp.* (Diversified Financial Services)	560	6,076
E.I. du Pont de Nemours & Co. (Chemicals)	2,044	98,255
Eastman Chemical Co. (Chemicals)	336	13,201
Eaton Corp. (Miscellaneous Manufacturing)	756	33,884
eBay, Inc.* (Internet)	2,520	80,212
Ecolab, Inc. (Chemicals)	504	27,135
Edison International (Electric)	728	29,557
Edwards Lifesciences Corp.* (Healthcare - Products)	252	19,006
El Paso Corp. (Pipelines)	1,708	42,717
Electronic Arts, Inc.* (Software)	728	16,999
Eli Lilly & Co. (Pharmaceuticals)	2,240	83,238
EMC Corp.* (Computers)	4,564	111,864
Emerson Electric Co. (Electrical Components & Equipment)	1,652	79,494
Entergy Corp. (Electric)	392	27,115
EOG Resources, Inc. (Oil & Gas)	588	52,585
EQT Corp. (Oil & Gas)	336	21,336
Equifax, Inc. (Commercial Services)	280	9,842
Equity Residential (REIT)	644	37,790
Exelon Corp. (Electric)	1,456	64,632
Expedia, Inc. (Internet)	420	11,029
Expeditors International of Washington, Inc. (Transportation)	476	21,706
Express Scripts, Inc.* (Pharmaceuticals)	1,064	48,657
Exxon Mobil Corp. (Oil & Gas)	10,724	837,437
F5 Networks, Inc.* (Internet)	168	17,464
Family Dollar Stores, Inc. (Retail)	252	14,775
Fastenal Co. (Distribution/Wholesale)	644	24,530
Federated Investors, Inc. - Class B (Diversified Financial Services)	196	3,830
FedEx Corp. (Transportation)	700	57,281
Fidelity National Information Services, Inc. (Software)	560	14,661
Fifth Third Bancorp (Banks)	2,016	24,212
First Horizon National Corp. (Banks)	588	4,112

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	140	$6,968
FirstEnergy Corp. (Electric)	924	41,543
Fiserv, Inc.* (Software)	308	18,132
FLIR Systems, Inc. (Electronics)	364	9,573
Flowserve Corp. (Machinery - Diversified)	112	10,381
Fluor Corp. (Engineering & Construction)	392	22,285
FMC Corp. (Chemicals)	168	13,254
FMC Technologies, Inc.* (Oil & Gas Services)	532	23,844
Ford Motor Co.* (Auto Manufacturers)	8,372	97,785
Forest Laboratories, Inc.* (Pharmaceuticals)	616	19,281
Franklin Resources, Inc. (Diversified Financial Services)	308	32,842
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,100	84,546
Frontier Communications Corp. (Telecommunications)	2,184	13,672
GameStop Corp. - Class A* (Retail)	308	7,876
Gannett Co., Inc. (Media)	532	6,219
General Dynamics Corp. (Aerospace/Defense)	784	50,325
General Electric Co. (Miscellaneous Manufacturing)	23,352	390,212
General Mills, Inc. (Food)	1,428	55,021
Genuine Parts Co. (Distribution/Wholesale)	336	19,296
Genworth Financial, Inc. - Class A* (Insurance)	1,092	6,967
Gilead Sciences, Inc.* (Biotechnology)	1,708	71,155
Goodrich Corp. (Aerospace/Defense)	280	34,336
Google, Inc. - Class A* (Internet)	560	331,878
H & R Block, Inc. (Commercial Services)	672	10,275
Halliburton Co. (Oil & Gas Services)	2,016	75,318
Harley-Davidson, Inc. (Leisure Time)	532	20,695
Harman International Industries, Inc. (Home Furnishings)	168	7,251
Harris Corp. (Telecommunications)	252	9,513
Hartford Financial Services Group, Inc. (Insurance)	980	18,865
Hasbro, Inc. (Toys/Games/Hobbies)	280	10,657
HCP, Inc. (REIT)	896	35,706
Health Care REIT, Inc. (REIT)	392	20,654
Heinz (H.J.) Co. (Food)	700	37,408
Helmerich & Payne, Inc. (Oil & Gas)	224	11,912
Hess Corp. (Oil & Gas)	672	42,040
Hewlett-Packard Co. (Computers)	4,564	121,448
Home Depot, Inc. (Retail)	3,444	123,295
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,736	90,966
Hormel Foods Corp. (Food)	308	9,077
Hospira, Inc.* (Healthcare - Products)	364	11,448
Host Hotels & Resorts, Inc. (REIT)	1,568	22,375
Hudson City Bancorp, Inc. (Savings & Loans)	1,176	7,350
Humana, Inc. (Healthcare - Services)	364	30,900
Huntington Bancshares, Inc. (Banks)	1,904	9,863
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,092	53,104
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	728	22,663
Integrys Energy Group, Inc. (Electric)	168	8,889
Intel Corp. (Semiconductors)	11,564	283,781
IntercontinentalExchange, Inc.* (Diversified Financial Services)	168	21,820
International Business Machines Corp. (Computers)	2,632	485,946
International Flavors & Fragrances, Inc. (Chemicals)	168	10,174
International Game Technology (Entertainment)	644	11,328
International Paper Co. (Forest Products & Paper)	952	26,370
Interpublic Group of Cos., Inc. (Advertising)	1,064	10,087
Intuit, Inc. (Software)	672	36,066
Intuitive Surgical, Inc.* (Healthcare - Products)	84	36,444
Invesco, Ltd. (Diversified Financial Services)	980	19,669
Iron Mountain, Inc. (Commercial Services)	448	13,857
J.C. Penney Co., Inc. (Retail)	308	9,881
J.P. Morgan Chase & Co. (Banks)	8,596	298,797
Jabil Circuit, Inc. (Electronics)	392	8,060
Jacobs Engineering Group, Inc.* (Engineering & Construction)	280	10,864
Janus Capital Group, Inc. (Diversified Financial Services)	420	2,755
JDS Uniphase Corp.* (Telecommunications)	504	6,048
JM Smucker Co. (Food)	252	19,409
Johnson & Johnson (Healthcare - Products)	6,048	389,431
Johnson Controls, Inc. (Auto Parts & Equipment)	1,512	49,790
Joy Global, Inc. (Machinery - Construction & Mining)	224	19,533
Juniper Networks, Inc.* (Telecommunications)	1,176	28,777
Kellogg Co. (Food)	560	30,358
KeyCorp (Banks)	2,100	14,826
Kimberly-Clark Corp. (Household Products/Wares)	868	60,508
Kimco Realty Corp. (REIT)	896	15,653
KLA -Tencor Corp. (Semiconductors)	364	17,141
Kohls Corp. (Retail)	616	32,654
Kraft Foods, Inc. (Food)	3,892	136,921
Kroger Co. (Food)	1,344	31,154
L-3 Communications Holdings, Inc. (Aerospace/Defense)	224	15,183
Laboratory Corp. of America Holdings* (Healthcare - Services)	224	18,782
Legg Mason, Inc. (Diversified Financial Services)	280	7,700
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	308	6,745
Lennar Corp. - Class A (Home Builders)	364	6,021

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Holding Companies - Diversified)	448	$12,020
Lexmark International, Inc. - Class A* (Computers)	168	5,326
Life Technologies Corp.* (Biotechnology)	392	15,943
Limited, Inc. (Retail)	532	22,722
Lincoln National Corp. (Insurance)	672	12,802
Linear Technology Corp. (Semiconductors)	504	16,284
Lockheed Martin Corp. (Aerospace/Defense)	616	46,754
Loews Corp. (Insurance)	672	26,678
Lorillard, Inc. (Agriculture)	308	34,083
Lowe’s Cos., Inc. (Retail)	2,772	58,267
LSI Logic Corp.* (Semiconductors)	1,260	7,875
M&T Bank Corp. (Banks)	280	21,311
Macy’s, Inc. (Retail)	952	29,065
Marathon Oil Corp. (Oil & Gas)	1,568	40,815
Marathon Petroleum Corp. (Oil & Gas)	784	28,146
Marriott International, Inc. - Class A (Lodging)	617	19,420
Marsh & McLennan Cos., Inc. (Insurance)	1,204	36,866
Masco Corp. (Building Materials)	784	7,526
MasterCard, Inc. - Class A (Commercial Services)	224	77,782
Mattel, Inc. (Toys/Games/Hobbies)	756	21,349
McCormick & Co., Inc. (Food)	280	13,597
McDonald’s Corp. (Retail)	2,268	210,584
McGraw-Hill Cos., Inc. (Media)	672	28,560
McKesson Corp. (Pharmaceuticals)	532	43,385
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	448	32,189
MeadWestvaco Corp. (Forest Products & Paper)	364	10,159
Medco Health Solutions, Inc.* (Pharmaceuticals)	840	46,082
Medtronic, Inc. (Healthcare - Products)	2,324	80,736
MEMC Electronic Materials, Inc.* (Semiconductors)	504	3,019
Merck & Co., Inc. (Pharmaceuticals)	6,804	234,738
MetLife, Inc. (Insurance)	2,324	81,712
MetroPCS Communications, Inc.* (Telecommunications)	644	5,474
Microchip Technology, Inc. (Semiconductors)	420	15,187
Micron Technology, Inc.* (Semiconductors)	2,212	12,365
Microsoft Corp. (Software)	16,436	437,691
Molex, Inc. (Electrical Components & Equipment)	308	7,605
Molson Coors Brewing Co. - Class B (Beverages)	364	15,412
Monsanto Co. (Chemicals)	1,176	85,554
Monster Worldwide, Inc.* (Commercial Services)	280	2,584
Moody’s Corp. (Commercial Services)	448	15,900
Morgan Stanley Dean Witter & Co. (Banks)	3,276	57,789
Motorola Mobility Holdings, Inc.* (Telecommunications)	588	22,861
Motorola Solutions, Inc. (Telecommunications)	672	31,524
Murphy Oil Corp. (Oil & Gas)	420	23,255
Mylan Laboratories, Inc.* (Pharmaceuticals)	952	18,631
Nabors Industries, Ltd.* (Oil & Gas)	644	11,805
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	280	7,014
National Oilwell Varco, Inc. (Oil & Gas Services)	924	65,909
NetApp, Inc.* (Computers)	812	33,260
Netflix, Inc.* (Internet)	112	9,193
Newell Rubbermaid, Inc. (Housewares)	644	9,531
Newfield Exploration Co.* (Oil & Gas)	280	11,273
Newmont Mining Corp. (Mining)	1,092	72,978
News Corp. - Class A (Media)	5,040	88,301
NextEra Energy, Inc. (Electric)	924	52,114
Nicor, Inc. (Gas)	112	6,300
NIKE, Inc. - Class B (Apparel)	840	80,934
NiSource, Inc. (Gas)	616	13,607
Noble Corp.* (Oil & Gas)	560	20,126
Noble Energy, Inc. (Oil & Gas)	392	35,021
Nordstrom, Inc. (Retail)	364	18,451
Norfolk Southern Corp. (Transportation)	756	55,936
Northeast Utilities System (Electric)	392	13,551
Northern Trust Corp. (Banks)	532	21,530
Northrop Grumman Corp. (Aerospace/Defense)	616	35,574
Novellus Systems, Inc.* (Semiconductors)	140	4,837
NRG Energy, Inc.* (Electric)	532	11,395
Nucor Corp. (Iron/Steel)	700	26,446
NVIDIA Corp.* (Semiconductors)	1,344	19,891
NYSE Euronext (Diversified Financial Services)	588	15,623
O’Reilly Automotive, Inc.* (Retail)	308	23,423
Occidental Petroleum Corp. (Oil & Gas)	1,792	166,549
Omnicom Group, Inc. (Advertising)	616	27,400
ONEOK, Inc. (Pipelines)	224	17,035
Oracle Corp. (Software)	8,708	285,361
Owens-Illinois, Inc.* (Packaging & Containers)	364	7,309
PACCAR, Inc. (Auto Manufacturers)	812	35,111
Pall Corp. (Miscellaneous Manufacturing)	252	12,895
Parker Hannifin Corp. (Miscellaneous Manufacturing)	336	27,401
Patterson Cos., Inc. (Healthcare - Products)	196	6,168
Paychex, Inc. (Commercial Services)	700	20,398
Peabody Energy Corp. (Coal)	588	25,502
People’s United Financial, Inc. (Savings & Loans)	840	10,710
Pepco Holdings, Inc. (Electric)	504	9,979
PepsiCo, Inc. (Beverages)	3,500	220,325
PerkinElmer, Inc. (Electronics)	252	5,209
Pfizer, Inc. (Pharmaceuticals)	17,192	331,118
PG&E Corp. (Electric)	896	38,438

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Philip Morris International, Inc. (Agriculture)	3,864	$269,978
Pinnacle West Capital Corp. (Electric)	252	11,486
Pioneer Natural Resources Co. (Oil & Gas)	252	21,143
Pitney Bowes, Inc. (Office/Business Equipment)	448	9,130
Plum Creek Timber Co., Inc. (Forest Products & Paper)	364	13,708
PNC Financial Services Group (Banks)	1,148	61,659
PPG Industries, Inc. (Chemicals)	336	29,034
PPL Corp. (Electric)	1,260	37,006
Praxair, Inc. (Chemicals)	672	68,322
Precision Castparts Corp. (Metal Fabricate/Hardware)	308	50,250
Priceline.com, Inc.* (Internet)	112	56,865
Principal Financial Group, Inc. (Insurance)	700	18,046
Procter & Gamble Co. (Cosmetics/Personal Care)	6,048	387,012
Progress Energy, Inc. (Electric)	644	33,552
Progressive Corp. (Insurance)	1,400	26,614
Prologis, Inc. (REIT)	1,008	29,998
Prudential Financial, Inc. (Insurance)	1,064	57,669
Public Service Enterprise Group, Inc. (Electric)	1,120	37,744
Public Storage, Inc. (REIT)	308	39,747
Pulte Group, Inc.* (Home Builders)	756	3,916
QEP Resources, Inc. (Oil & Gas)	392	13,936
Qualcomm, Inc. (Telecommunications)	3,696	190,714
Quanta Services, Inc.* (Commercial Services)	476	9,944
Quest Diagnostics, Inc. (Healthcare - Services)	336	18,749
R.R. Donnelley & Sons Co. (Commercial Services)	420	6,846
Ralph Lauren Corp. (Apparel)	140	22,231
Range Resources Corp. (Oil & Gas)	364	25,058
Raytheon Co. (Aerospace/Defense)	784	34,645
Red Hat, Inc.* (Software)	420	20,853
Regions Financial Corp. (Banks)	2,772	10,894
Republic Services, Inc. (Environmental Control)	700	19,922
Reynolds American, Inc. (Agriculture)	756	29,242
Robert Half International, Inc. (Commercial Services)	308	8,140
Rockwell Automation, Inc. (Machinery - Diversified)	308	20,836
Rockwell Collins, Inc. (Aerospace/Defense)	336	18,759
Roper Industries, Inc. (Machinery - Diversified)	224	18,166
Ross Stores, Inc. (Retail)	252	22,108
Rowan Cos., Inc.* (Oil & Gas)	280	9,657
Ryder System, Inc. (Transportation)	112	5,705
Safeway, Inc. (Food)	784	15,186
SAIC, Inc.* (Commercial Services)	616	7,657
Salesforce.com, Inc.* (Software)	308	41,016
SanDisk Corp.* (Computers)	532	26,956
Sara Lee Corp. (Food)	1,288	22,926
SCANA Corp. (Electric)	252	10,655
Schlumberger, Ltd. (Oil & Gas Services)	2,968	218,059
Scripps Networks Interactive - Class A (Media)	224	9,516
Sealed Air Corp. (Packaging & Containers)	364	6,479
Sears Holdings Corp.* (Retail)	84	6,567
Sempra Energy (Gas)	532	28,584
Sherwin-Williams Co. (Chemicals)	196	16,211
Sigma-Aldrich Corp. (Chemicals)	280	18,334
Simon Property Group, Inc. (REIT)	644	82,715
SLM Corp. (Diversified Financial Services)	1,120	15,310
Snap-on, Inc. (Hand/Machine Tools)	140	7,514
Southern Co. (Electric)	1,904	82,253
Southwest Airlines Co. (Airlines)	1,764	15,082
Southwestern Energy Co.* (Oil & Gas)	756	31,782
Spectra Energy Corp. (Pipelines)	1,428	40,884
Sprint Nextel Corp.* (Telecommunications)	6,608	16,983
St. Jude Medical, Inc. (Healthcare - Products)	728	28,392
Stanley Black & Decker, Inc. (Hand/Machine Tools)	364	23,241
Staples, Inc. (Retail)	1,568	23,457
Starbucks Corp. (Retail)	1,652	69,946
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	420	21,046
State Street Corp. (Banks)	1,120	45,237
Stericycle, Inc.* (Environmental Control)	196	16,382
Stryker Corp. (Healthcare - Products)	728	34,878
Sunoco, Inc. (Oil & Gas)	280	10,424
SunTrust Banks, Inc. (Banks)	1,176	23,202
SuperValu, Inc. (Food)	476	3,818
Symantec Corp.* (Internet)	1,652	28,101
Sysco Corp. (Food)	1,316	36,480
T. Rowe Price Group, Inc. (Diversified Financial Services)	560	29,590
Target Corp. (Retail)	1,484	81,249
TE Connectivity, Ltd. (Electronics)	980	34,839
TECO Energy, Inc. (Electric)	476	8,839
Tellabs, Inc. (Telecommunications)	812	3,516
Tenet Healthcare Corp.* (Healthcare - Services)	1,036	4,900
Teradata Corp.* (Computers)	364	21,716
Teradyne, Inc.* (Semiconductors)	420	6,014
Tesoro Petroleum Corp.* (Oil & Gas)	308	7,990
Texas Instruments, Inc. (Semiconductors)	2,548	78,300
Textron, Inc. (Miscellaneous Manufacturing)	616	11,963
The AES Corp.* (Electric)	1,456	16,336
The Charles Schwab Corp. (Diversified Financial Services)	2,380	29,226
The Dow Chemical Co. (Chemicals)	2,604	72,600
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	252	24,809
The Gap, Inc. (Retail)	756	14,288
The Goldman Sachs Group, Inc. (Banks)	1,120	122,696

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	532		$7,640
The Hershey Co. (Food)	336		19,229
The Mosaic Co. (Chemicals)	616		36,073
The Travelers Cos., Inc. (Insurance)	924		53,915
The Williams Cos., Inc. (Pipelines)	1,288		38,782
Thermo Fisher Scientific, Inc.* (Electronics)	840		42,227
Tiffany & Co. (Retail)	280		22,324
Time Warner Cable, Inc. (Media)	728		46,366
Time Warner, Inc. (Media)	2,296		80,337
Titanium Metals Corp. (Mining)	196		3,283
TJX Cos., Inc. (Retail)	840		49,501
Torchmark Corp. (Insurance)	224		9,168
Total System Services, Inc. (Commercial Services)	364		7,240
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,036		47,190
Tyson Foods, Inc. - Class A (Food)	644		12,429
U.S. Bancorp (Banks)	4,228		108,195
Union Pacific Corp. (Transportation)	1,064		105,943
United Parcel Service, Inc. - Class B (Transportation)	2,156		151,437
United States Steel Corp. (Iron/Steel)	308		7,811
United Technologies Corp. (Aerospace/Defense)	2,016		157,208
UnitedHealth Group, Inc. (Healthcare - Services)	2,380		114,216
UnumProvident Corp. (Insurance)	672		16,020
Urban Outfitters, Inc.* (Retail)	252		6,867
V.F. Corp. (Apparel)	196		27,091
Valero Energy Corp. (Oil & Gas)	1,260		30,996
Varian Medical Systems, Inc.* (Healthcare - Products)	252		14,797
Ventas, Inc. (REIT)	644		35,813
VeriSign, Inc. (Internet)	364		11,681
Verizon Communications, Inc. (Telecommunications)	6,244		230,903
Viacom, Inc. - Class B (Media)	1,260		55,251
Visa, Inc. - Class A (Commercial Services)	1,120		104,451
Vornado Realty Trust (REIT)	420		34,780
Vulcan Materials Co. (Mining)	280		8,761
W.W. Grainger, Inc. (Distribution/Wholesale)	140		23,983
Wal-Mart Stores, Inc. (Retail)	3,864		219,166
Walgreen Co. (Retail)	1,988		66,002
Walt Disney Co. (Media)	4,088		142,589
Washington Post Co. - Class B (Media)	28		9,524
Waste Management, Inc. (Environmental Control)	1,036		34,115
Waters Corp.* (Electronics)	196		15,704
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	280		18,805
WellPoint, Inc. (Healthcare - Services)	784		54,018
Wells Fargo & Co. (Banks)	11,648		301,800
Western Digital Corp.* (Computers)	504		13,427
Western Union Co. (Commercial Services)	1,372		23,969
Weyerhaeuser Co. (REIT)	1,176		21,144
Whirlpool Corp. (Home Furnishings)	168		8,536
Whole Foods Market, Inc. (Food)	336		24,232
Windstream Corp. (Telecommunications)	1,120		13,630
Wisconsin Energy Corp. (Electric)	504		16,345
Wyndham Worldwide Corp. (Lodging)	364		12,256
Wynn Resorts, Ltd. (Lodging)	168		22,310
Xcel Energy, Inc. (Electric)	1,064		27,504
Xerox Corp. (Office/Business Equipment)	3,080		25,194
Xilinx, Inc. (Semiconductors)	588		19,674
XL Group PLC (Insurance)	728		15,827
Xylem, Inc.* (Machinery - Diversified)	392		10,482
Yahoo!, Inc.* (Internet)	2,772		43,354
YUM! Brands, Inc. (Retail)	1,036		55,499
Zimmer Holdings, Inc.* (Healthcare - Products)	420		22,105
Zions Bancorp (Banks)	420		7,291

TOTAL COMMON STOCKS (Cost $13,539,647)			25,159,088

Rights/Warrants(NM)
American International Group, Inc.* (Insurance)	—	(a)	1

TOTAL RIGHTS/WARRANTS (Cost $3)			1

	Principal Amount	Value
Repurchase Agreements(b)(c) (30.6%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $21,006,021	$21,006,000	$21,006,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,006,000)		21,006,000

TOTAL INVESTMENT SECURITIES (Cost $34,545,650) — 67.3%		46,165,089
Net other assets (liabilities) — 32.7%		22,408,995

NET ASSETS — 100.0%		$68,574,084

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $6,894,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $12,919,388)	207	$808,171

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$36,584,809	$(919,480)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	41,437,819	(460,285)
		$(1,379,765)

UltraBull ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$37,487	0.1%
Aerospace/Defense	499,627	0.7%
Agriculture	501,988	0.7%
Airlines	15,082	NM
Apparel	172,161	0.3%
Auto Manufacturers	132,896	0.2%
Auto Parts & Equipment	57,430	0.1%
Banks	1,640,676	2.4%
Beverages	660,423	1.0%
Biotechnology	331,411	0.5%
Building Materials	7,526	NM
Chemicals	566,064	0.8%
Coal	59,169	0.1%
Commercial Services	394,562	0.6%
Computers	1,846,830	2.7%
Cosmetics/Personal Care	525,378	0.8%
Distribution/Wholesale	67,809	0.1%
Diversified Financial Services	434,802	0.6%
Electric	848,406	1.2%
Electrical Components & Equipment	87,099	0.1%
Electronics	160,923	0.2%
Energy - Alternate Sources	6,968	NM
Engineering & Construction	33,149	0.1%
Entertainment	11,328	NM
Environmental Control	70,419	0.1%
Food	507,494	0.7%
Forest Products & Paper	50,237	0.1%
Gas	68,331	0.1%
Hand/Machine Tools	30,755	NM
Healthcare - Products	862,207	1.3%
Healthcare - Services	324,330	0.5%
Holding Companies - Diversified	12,020	NM
Home Builders	16,793	NM
Home Furnishings	15,787	NM
Household Products/Wares	85,209	0.1%
Housewares	9,531	NM
Insurance	932,209	1.4%
Internet	774,462	1.1%
Iron/Steel	67,762	0.1%
Leisure Time	56,187	0.1%
Lodging	75,032	0.1%
Machinery - Construction & Mining	154,422	0.2%
Machinery - Diversified	171,758	0.3%
Media	754,682	1.1%
Metal Fabricate/Hardware	50,250	0.1%
Mining	194,876	0.3%
Miscellaneous Manufacturing	905,170	1.3%
Office/Business Equipment	34,324	0.1%
Oil & Gas	2,439,669	3.6%
Oil & Gas Services	464,479	0.7%
Packaging & Containers	32,668	0.1%
Pharmaceuticals	1,294,165	1.9%
Pipelines	139,418	0.2%
REIT	442,747	0.6%
Real Estate	12,944	NM
Retail	1,516,546	2.2%
Savings & Loans	18,060	NM
Semiconductors	618,334	0.9%
Software	1,013,788	1.5%
Telecommunications	1,326,529	1.9%
Textiles	7,532	NM
Toys/Games/Hobbies	32,006	NM
Transportation	476,763	0.7%
Other**	43,414,995	63.3%
Total	$68,574,084	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (54.9%)
99 Cents Only Stores* (Retail)	1,008	$21,974
Aaron’s, Inc. (Commercial Services)	1,680	44,957
ACI Worldwide, Inc.* (Software)	672	20,610
Acuity Brands, Inc. (Electrical Components & Equipment)	1,008	46,670
Acxiom Corp.* (Software)	1,680	22,159
ADTRAN, Inc. (Telecommunications)	1,344	45,158
Advance Auto Parts, Inc. (Retail)	1,512	98,386
Advent Software, Inc.* (Software)	672	18,413
Aecom Technology Corp.* (Engineering & Construction)	2,520	52,718
Aeropostale, Inc.* (Retail)	1,680	22,949
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,176	108,909
AGCO Corp.* (Machinery - Diversified)	2,016	88,361
AGL Resources, Inc. (Gas)	1,680	70,459
Alaska Air Group, Inc.* (Airlines)	840	55,885
Albemarle Corp. (Chemicals)	2,016	107,433
Alexander & Baldwin, Inc. (Transportation)	840	34,868
Alexandria Real Estate Equities, Inc. (REIT)	1,344	88,825
Alliance Data Systems Corp.* (Commercial Services)	1,008	103,260
Alliant Energy Corp. (Electric)	2,352	95,915
Alliant Techsystems, Inc. (Aerospace/Defense)	672	39,030
Allscripts Healthcare Solutions, Inc.* (Software)	4,032	77,213
AMC Networks, Inc. - Class A* (Media)	1,176	38,361
American Campus Communities, Inc. (REIT)	1,512	58,862
American Eagle Outfitters, Inc. (Retail)	4,200	55,146
American Financial Group, Inc. (Insurance)	1,680	60,194
American Greetings Corp. - Class A (Household Products/Wares)	840	13,448
AMERIGROUP Corp.* (Healthcare - Services)	1,008	56,075
Ametek, Inc. (Electrical Components & Equipment)	3,528	139,427
Ann, Inc.* (Retail)	1,176	31,329
ANSYS, Inc.* (Software)	2,016	109,590
AOL, Inc.* (Internet)	2,352	33,210
Apollo Investment Corp. (Investment Companies)	4,200	34,776
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,344	64,472
Aqua America, Inc. (Water)	3,024	67,103
Arch Coal, Inc. (Coal)	4,536	82,646
Arrow Electronics, Inc.* (Electronics)	2,520	90,846
Arthur J. Gallagher & Co. (Insurance)	2,352	72,677
Ascena Retail Group, Inc.* (Retail)	1,512	43,697
Ashland, Inc. (Chemicals)	1,680	88,973
Aspen Insurance Holdings, Ltd. (Insurance)	1,512	40,053
Associated Banc-Corp. (Banks)	3,696	41,210
Astoria Financial Corp. (Savings & Loans)	1,848	15,338
Atmel Corp.* (Semiconductors)	9,912	104,671
Atmos Energy Corp. (Gas)	1,848	63,423
Atwood Oceanics, Inc.* (Oil & Gas)	1,176	50,262
Avnet, Inc.* (Electronics)	3,192	96,750
Bally Technologies, Inc.* (Entertainment)	1,008	36,560
BancorpSouth, Inc. (Banks)	1,512	14,772
Bank of Hawaii Corp. (Banks)	1,008	42,568
Barnes & Noble, Inc. (Retail)	840	10,307
BE Aerospace, Inc.* (Aerospace/Defense)	2,184	82,402
Bill Barrett Corp.* (Oil & Gas)	1,008	41,933
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	336	33,449
Black Hills Corp. (Electric)	840	28,316
Bob Evans Farms, Inc. (Retail)	672	22,109
BorgWarner, Inc.* (Auto Parts & Equipment)	2,352	179,905
BRE Properties, Inc. - Class A (REIT)	1,680	84,202
Brinker International, Inc. (Retail)	1,848	42,319
Broadridge Financial Solutions, Inc. (Software)	2,688	59,808
Brown & Brown, Inc. (Insurance)	2,520	55,642
Cabot Corp. (Chemicals)	1,344	40,562
Cadence Design Systems, Inc.* (Computers)	5,712	63,232
Camden Property Trust (REIT)	1,512	91,688
CARBO Ceramics, Inc. (Oil & Gas Services)	504	68,468
Career Education Corp.* (Commercial Services)	1,344	21,679
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,344	56,072
Carpenter Technology Corp. (Iron/Steel)	1,008	57,174
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,008	55,410
Cathay Bancorp, Inc. (Banks)	1,680	23,503
Charles River Laboratories International, Inc.* (Biotechnology)	1,176	37,961
Cheesecake Factory, Inc.* (Retail)	1,176	32,916
Chico’s FAS, Inc. (Retail)	3,696	45,683
Church & Dwight, Inc. (Household Products/Wares)	3,024	133,600
Ciena Corp.* (Telecommunications)	2,016	26,571
Cimarex Energy Co. (Oil & Gas)	1,848	118,272
City National Corp. (Banks)	1,008	42,759
Clean Harbors, Inc.* (Environmental Control)	1,008	58,736
Cleco Corp. (Electric)	1,344	49,553
Collective Brands, Inc.* (Retail)	1,344	19,636
Commerce Bancshares, Inc. (Banks)	1,680	65,184
Commercial Metals Co. (Metal Fabricate/Hardware)	2,520	31,324
Community Health Systems, Inc.* (Healthcare - Services)	2,016	35,240
Compass Minerals International, Inc. (Mining)	672	51,119
Comstock Resources, Inc.* (Oil & Gas)	1,008	18,386
Con-way, Inc. (Transportation)	1,176	34,657
Concur Technologies, Inc.* (Software)	1,008	46,892

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp.* (Commercial Services)	2,520	$26,964
Copart, Inc.* (Retail)	1,176	51,215
CoreLogic, Inc.* (Commercial Services)	2,352	28,624
Corn Products International, Inc. (Food)	1,680	81,480
Corporate Office Properties Trust (REIT)	1,512	36,666
Corrections Corp. of America* (Commercial Services)	2,352	52,285
Cousins Properties, Inc. (REIT)	2,184	14,327
Covance, Inc.* (Healthcare - Services)	1,344	68,181
Crane Co. (Miscellaneous Manufacturing)	1,008	44,463
Cree Research, Inc.* (Semiconductors)	2,520	67,133
Cullen/Frost Bankers, Inc. (Banks)	1,344	65,910
Cypress Semiconductor Corp. (Semiconductors)	3,696	70,631
Cytec Industries, Inc. (Chemicals)	1,008	45,027
Deckers Outdoor Corp.* (Apparel)	840	96,802
Deluxe Corp. (Commercial Services)	1,008	23,809
Dick’s Sporting Goods, Inc.* (Retail)	2,016	78,805
Diebold, Inc. (Computers)	1,344	43,384
Digital River, Inc.* (Internet)	840	15,397
Dollar Tree, Inc.* (Retail)	2,688	214,933
Domtar Corp. (Forest Products & Paper)	840	68,804
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,680	107,604
DPL, Inc. (Electric)	2,520	76,482
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,512	28,048
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,680	81,312
Dril-Quip, Inc.* (Oil & Gas Services)	672	43,747
DST Systems, Inc. (Computers)	672	33,728
Duke Realty Corp. (REIT)	5,376	66,017
East West Bancorp, Inc. (Banks)	3,192	62,148
Eaton Vance Corp. (Diversified Financial Services)	2,520	66,251
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,520	81,421
Energen Corp. (Oil & Gas)	1,512	74,179
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,512	111,571
Equinix, Inc.* (Internet)	1,008	96,778
Equity One, Inc. (REIT)	1,344	23,050
Essex Property Trust, Inc. (REIT)	672	95,935
Esterline Technologies Corp.* (Aerospace/Defense)	672	37,565
Everest Re Group, Ltd. (Insurance)	1,176	105,746
Exterran Holdings, Inc.* (Oil & Gas Services)	1,344	12,768
FactSet Research Systems, Inc. (Media)	1,008	100,215
Fair Isaac Corp. (Software)	840	22,974
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,688	40,239
Federal Realty Investment Trust (REIT)	1,344	119,293
Fidelity National Title Group, Inc. - Class A (Insurance)	4,704	72,630
First American Financial Corp. (Insurance)	2,184	26,208
First Niagara Financial Group, Inc. (Savings & Loans)	6,216	57,125
FirstMerit Corp. (Banks)	2,352	32,952
Flowers Foods, Inc. (Food)	2,352	47,487
Foot Locker, Inc. (Retail)	3,192	69,777
Forest Oil Corp.* (Oil & Gas)	2,520	29,383
Fortune Brands Home & Security, Inc.* (Building Materials)	3,192	46,380
Fossil, Inc.* (Distribution/Wholesale)	1,176	121,904
FTI Consulting, Inc.* (Commercial Services)	840	33,104
Fulton Financial Corp. (Banks)	4,200	39,648
Gardner Denver, Inc. (Machinery - Diversified)	1,176	90,940
Gartner Group, Inc.* (Commercial Services)	2,016	77,656
GATX Corp. (Trucking & Leasing)	1,008	38,284
Gen-Probe, Inc.* (Healthcare - Products)	1,008	60,581
General Cable Corp.* (Electrical Components & Equipment)	1,176	32,975
Gentex Corp. (Electronics)	3,024	91,083
Global Payments, Inc. (Commercial Services)	1,680	77,146
Graco, Inc. (Machinery - Diversified)	1,344	57,711
Granite Construction, Inc. (Engineering & Construction)	672	15,120
Great Plains Energy, Inc. (Electric)	2,856	59,233
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,688	174,774
Greenhill & Co., Inc. (Diversified Financial Services)	672	25,388
Greif, Inc. - Class A (Packaging & Containers)	672	30,092
GUESS?, Inc. (Retail)	1,344	44,339
Hancock Holding Co. (Banks)	1,848	55,994
Hanesbrands, Inc.* (Apparel)	2,016	53,162
Hanover Insurance Group, Inc. (Insurance)	1,008	38,465
Hansen Natural Corp.* (Beverages)	1,680	149,671
Harsco Corp. (Miscellaneous Manufacturing)	1,680	38,724
Hawaiian Electric Industries, Inc. (Electric)	2,016	51,065
HCC Insurance Holdings, Inc. (Insurance)	2,352	62,587
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,376	47,094
Health Net, Inc.* (Healthcare - Services)	1,848	51,356
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,184	39,443
Henry Schein, Inc.* (Healthcare - Products)	2,016	139,749
Herman Miller, Inc. (Office Furnishings)	1,176	24,284
Highwoods Properties, Inc. (REIT)	1,512	46,842
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,344	45,252
HNI Corp. (Office Furnishings)	1,008	24,242

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HollyFrontier Corp. (Oil & Gas)	4,536	$139,210
Hologic, Inc.* (Healthcare - Products)	5,544	89,369
Home Properties, Inc. (REIT)	1,008	59,371
Hospitality Properties Trust (REIT)	2,688	64,593
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,344	80,358
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,008	29,736
IDACORP, Inc. (Electric)	1,008	40,703
IDEX Corp. (Machinery - Diversified)	1,848	65,512
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,176	84,660
Informatica Corp.* (Software)	2,352	107,016
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,360	60,077
Integrated Device Technology, Inc.* (Semiconductors)	3,192	19,407
International Bancshares Corp. (Banks)	1,176	21,309
International Rectifier Corp.* (Semiconductors)	1,512	36,726
International Speedway Corp. - Class A (Entertainment)	672	16,034
Intersil Corp. - Class A (Semiconductors)	2,688	32,175
Intrepid Potash, Inc.* (Chemicals)	1,176	32,728
Itron, Inc.* (Electronics)	840	30,904
ITT Corp. (Miscellaneous Manufacturing)	1,176	20,615
ITT Educational Services, Inc.* (Commercial Services)	504	31,228
ITT Exelis, Inc.* (Aerospace/Defense)	3,696	41,765
J. Crew Group - Escrowed Security*(a) (Retail)	1,608	—
J.B. Hunt Transport Services, Inc. (Transportation)	2,016	85,297
Jack Henry & Associates, Inc. (Computers)	1,848	59,894
Jefferies Group, Inc. (Diversified Financial Services)	3,192	42,326
JetBlue Airways Corp.* (Airlines)	4,368	19,569
John Wiley & Sons, Inc. (Media)	1,008	47,940
Jones Lang LaSalle, Inc. (Real Estate)	1,008	65,137
Kansas City Southern Industries, Inc.* (Transportation)	2,352	148,576
KB Home (Home Builders)	1,512	10,539
KBR, Inc. (Engineering & Construction)	3,192	89,089
Kemper Corp. (Insurance)	1,008	27,105
Kennametal, Inc. (Hand/Machine Tools)	1,680	65,335
Kinetic Concepts, Inc.* (Healthcare - Products)	1,344	91,916
Kirby Corp.* (Transportation)	1,176	72,371
Korn/Ferry International* (Commercial Services)	1,008	16,098
Lam Research Corp.* (Semiconductors)	2,688	115,557
Lamar Advertising Co.* (Advertising)	1,176	26,448
Lancaster Colony Corp. (Food)	504	33,526
Landstar System, Inc. (Transportation)	1,008	44,987
Lender Processing Services, Inc. (Commercial Services)	1,848	32,432
Lennox International, Inc. (Building Materials)	1,176	37,855
Liberty Property Trust (REIT)	2,520	80,640
Life Time Fitness, Inc.* (Leisure Time)	840	36,229
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,176	45,464
Lincare Holdings, Inc. (Healthcare - Services)	2,016	47,477
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,848	67,267
LKQ Corp.* (Distribution/Wholesale)	3,192	93,143
Louisiana-Pacific Corp.* (Building Materials)	2,856	18,992
M.D.C. Holdings, Inc. (Home Builders)	840	18,816
Mack-Cali Realty Corp. (REIT)	1,848	51,855
Manpower, Inc. (Commercial Services)	1,680	72,475
ManTech International Corp. - Class A (Software)	504	17,706
Martin Marietta Materials (Building Materials)	1,008	72,747
Masimo Corp. (Healthcare - Products)	1,344	27,794
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	672	23,614
MDU Resources Group, Inc. (Electric)	4,032	83,100
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,344	51,462
Mednax, Inc.* (Healthcare - Services)	1,008	66,326
Mentor Graphics Corp.* (Computers)	2,016	22,902
Mercury General Corp. (Insurance)	840	36,372
Meredith Corp. (Media)	840	22,537
Mettler Toledo International, Inc.* (Electronics)	672	103,219
Micros Systems, Inc.* (Computers)	1,680	82,690
Mine Safety Appliances Co. (Environmental Control)	672	22,546
Minerals Technologies, Inc. (Chemicals)	336	18,426
Mohawk Industries, Inc.* (Textiles)	1,176	61,916
MSC Industrial Direct Co. - Class A (Retail)	1,008	68,554
MSCI, Inc. - Class A* (Software)	2,520	84,143
National Fuel Gas Co. (Gas)	1,848	113,264
National Instruments Corp. (Electronics)	2,016	53,847
NCR Corp.* (Computers)	3,360	63,974
NeuStar, Inc.* (Telecommunications)	1,512	48,066
New York Community Bancorp (Savings & Loans)	9,408	125,221
NewMarket Corp. (Chemicals)	168	32,616
Nordson Corp. (Machinery - Diversified)	1,344	62,321
Northern Oil and Gas, Inc.* (Oil & Gas)	1,344	32,484
NSTAR (Electric)	2,184	98,477
NV Energy, Inc. (Electric)	5,040	80,842
NVR, Inc.* (Home Builders)	168	107,982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc. (Oil & Gas Services)	2,352	$98,384
Office Depot, Inc.* (Retail)	6,048	13,850
OGE Energy Corp. (Electric)	2,016	104,308
Oil States International, Inc.* (Oil & Gas Services)	1,176	81,861
Old Republic International Corp. (Insurance)	5,376	47,524
Olin Corp. (Chemicals)	1,680	31,685
OMEGA Healthcare Investors, Inc. (REIT)	2,184	38,788
Omnicare, Inc. (Pharmaceuticals)	2,520	75,146
Oshkosh Truck Corp.* (Auto Manufacturers)	2,016	42,054
Owens & Minor, Inc. (Distribution/Wholesale)	1,344	40,212
Packaging Corp. of America (Packaging & Containers)	2,184	56,959
Panera Bread Co. - Class A* (Retail)	672	89,840
Parametric Technology Corp.* (Software)	2,520	52,492
Patriot Coal Corp.* (Coal)	2,016	25,321
Patterson-UTI Energy, Inc. (Oil & Gas)	3,360	68,275
Pentair, Inc. (Miscellaneous Manufacturing)	2,184	78,515
Perrigo Co. (Pharmaceuticals)	2,016	182,005
PetSmart, Inc. (Retail)	2,352	110,426
Pharmaceutical Product Development, Inc. (Commercial Services)	2,352	77,593
Plains Exploration & Production Co.* (Oil & Gas)	3,024	95,256
Plantronics, Inc. (Telecommunications)	1,008	33,677
PNM Resources, Inc. (Electric)	1,848	33,227
Polaris Industries, Inc. (Leisure Time)	1,512	95,770
Polycom, Inc.* (Telecommunications)	3,696	61,095
Potlatch Corp. (REIT)	840	27,283
Prosperity Bancshares, Inc. (Banks)	1,008	38,798
Protective Life Corp. (Insurance)	1,848	34,373
PVH Corp. (Retail)	1,512	112,508
QLogic Corp.* (Semiconductors)	2,184	30,510
Quest Software, Inc.* (Software)	1,176	20,686
Questar Corp. (Gas)	3,864	74,459
Quicksilver Resources, Inc.* (Oil & Gas)	2,520	19,404
Rackspace Hosting, Inc.* (Internet)	2,184	90,396
RadioShack Corp. (Retail)	2,184	26,011
Ralcorp Holdings, Inc.* (Food)	1,176	95,068
Raymond James Financial Corp. (Diversified Financial Services)	2,184	66,328
Rayonier, Inc. (REIT)	2,520	105,160
Realty Income Corp. (REIT)	2,688	89,806
Regal-Beloit Corp. (Hand/Machine Tools)	840	44,629
Regency Centers Corp. (REIT)	1,848	75,694
Regis Corp. (Retail)	1,176	19,239
Reinsurance Group of America, Inc. (Insurance)	1,512	78,972
Reliance Steel & Aluminum Co. (Iron/Steel)	1,680	74,239
Rent-A-Center, Inc. (Commercial Services)	1,344	45,898
ResMed, Inc.* (Healthcare - Products)	3,192	90,334
RF Micro Devices, Inc.* (Telecommunications)	5,880	43,159
Riverbed Technology, Inc.* (Computers)	3,360	92,669
Rock-Tenn Co. - Class A (Packaging & Containers)	1,512	89,495
Rollins, Inc. (Commercial Services)	1,344	29,272
Rovi Corp.* (Semiconductors)	2,352	116,518
RPM, Inc. (Chemicals)	2,856	64,174
Ruddick Corp. (Food)	1,008	44,060
Saks, Inc.* (Retail)	3,360	35,515
Scholastic Corp. (Media)	504	13,532
Scientific Games Corp. - Class A* (Entertainment)	1,176	10,219
SEI Investments Co. (Commercial Services)	3,192	51,679
Semtech Corp.* (Semiconductors)	1,344	32,820
Senior Housing Properties Trust (REIT)	3,360	75,398
Sensient Technologies Corp. (Chemicals)	1,008	37,256
Service Corp. International (Commercial Services)	5,040	50,400
Shaw Group, Inc.* (Engineering & Construction)	1,512	35,169
Silgan Holdings, Inc. (Packaging & Containers)	1,008	37,840
Silicon Laboratories, Inc.* (Semiconductors)	1,008	43,092
Skyworks Solutions, Inc.* (Semiconductors)	4,032	79,874
SL Green Realty Corp. (REIT)	1,848	127,494
SM Energy Co. (Oil & Gas)	1,344	111,431
Smithfield Foods, Inc.* (Food)	3,528	80,650
Solera Holdings, Inc. (Software)	1,512	82,601
Sonoco Products Co. (Packaging & Containers)	2,184	68,556
Sotheby’s (Commercial Services)	1,512	53,253
Southern Union Co. (Gas)	2,688	112,977
SPX Corp. (Miscellaneous Manufacturing)	1,008	55,047
StanCorp Financial Group, Inc. (Insurance)	1,008	34,212
Steel Dynamics, Inc. (Iron/Steel)	4,704	58,753
STERIS Corp. (Healthcare - Products)	1,344	41,637
Strayer Education, Inc. (Commercial Services)	336	28,631
Superior Energy Services, Inc.* (Oil & Gas Services)	1,680	47,242
SVB Financial Group* (Banks)	840	38,590
Synopsys, Inc.* (Computers)	3,024	81,073
Synovus Financial Corp. (Banks)	16,968	25,452
Taubman Centers, Inc. (REIT)	1,176	72,007
TCF Financial Corp. (Banks)	3,360	35,750
Tech Data Corp.* (Electronics)	1,008	49,573
Techne Corp. (Healthcare - Products)	840	57,792
Teleflex, Inc. (Healthcare - Products)	840	50,282
Telephone & Data Systems, Inc. (Telecommunications)	2,016	46,731
Temple-Inland, Inc. (Packaging & Containers)	2,352	74,817

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Terex Corp.* (Machinery - Construction & Mining)	2,352	$39,137
The Brink’s Co. (Miscellaneous Manufacturing)	1,008	28,012
The Cooper Cos., Inc. (Healthcare - Products)	1,008	69,854
The Corporate Executive Board Co. (Commercial Services)	672	24,588
The Macerich Co. (REIT)	2,856	142,115
The New York Times Co. - Class A* (Media)	2,520	19,202
The Ryland Group, Inc. (Home Builders)	1,008	13,608
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,008	48,898
The Timken Co. (Metal Fabricate/Hardware)	1,848	77,838
The Warnaco Group, Inc.* (Apparel)	840	41,244
The Wendy’s Co. (Retail)	6,384	32,303
Thomas & Betts Corp.* (Electronics)	1,176	58,435
Thor Industries, Inc. (Home Builders)	1,008	26,652
Thoratec Corp.* (Healthcare - Products)	1,344	49,069
Tibco Software, Inc.* (Internet)	3,528	101,924
Tidewater, Inc. (Transportation)	1,176	57,895
Toll Brothers, Inc.* (Home Builders)	3,192	55,669
Tootsie Roll Industries, Inc. (Food)	504	12,484
Towers Watson & Co. - Class A (Commercial Services)	1,176	77,263
Tractor Supply Co. (Retail)	1,512	107,261
Transatlantic Holdings, Inc. (Insurance)	1,344	69,942
Trimble Navigation, Ltd.* (Electronics)	2,688	108,622
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,680	45,814
Triumph Group, Inc. (Aerospace/Defense)	840	48,804
Trustmark Corp. (Banks)	1,344	29,756
Tupperware Corp. (Household Products/Wares)	1,344	75,990
tw telecom, Inc.* (Telecommunications)	3,192	59,052
UDR, Inc. (REIT)	4,704	117,271
UGI Corp. (Gas)	2,352	67,432
Under Armour, Inc. - Class A* (Apparel)	840	70,904
Unit Corp.* (Oil & Gas)	840	41,210
United Rentals, Inc.* (Commercial Services)	1,344	31,463
United Therapeutics Corp.* (Biotechnology)	1,176	51,426
Universal Corp. (Agriculture)	504	21,581
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,016	80,580
URS Corp.* (Engineering & Construction)	1,680	59,976
UTI Worldwide, Inc. (Transportation)	2,184	31,908
Valassis Communications, Inc.* (Commercial Services)	1,008	19,686
Valley National Bancorp (Banks)	3,696	44,352
Valmont Industries, Inc. (Metal Fabricate/Hardware)	504	43,218
Valspar Corp. (Chemicals)	2,016	70,298
ValueClick, Inc.* (Internet)	1,848	32,525
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,680	105,454
VCA Antech, Inc.* (Pharmaceuticals)	1,848	37,551
Vectren Corp. (Gas)	1,680	47,678
VeriFone Systems, Inc.* (Software)	2,184	92,187
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,368	172,929
Vishay Intertechnology, Inc.* (Electronics)	3,360	36,120
W.R. Berkley Corp. (Insurance)	2,352	81,873
Wabtec Corp. (Machinery - Diversified)	1,008	67,717
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,848	51,245
Washington Federal, Inc. (Savings & Loans)	2,352	32,105
Waste Connections, Inc. (Environmental Control)	2,352	80,086
Watsco, Inc. (Distribution/Wholesale)	672	41,436
Webster Financial Corp. (Banks)	1,512	29,696
Weingarten Realty Investors (REIT)	2,520	58,489
WellCare Health Plans, Inc.* (Healthcare - Services)	840	41,168
Werner Enterprises, Inc. (Transportation)	1,008	23,890
Westamerica Bancorp (Banks)	672	30,119
Westar Energy, Inc. (Electric)	2,520	68,695
WGL Holdings, Inc. (Gas)	1,176	50,345
Williams Sonoma, Inc. (Retail)	2,184	81,987
WMS Industries, Inc.* (Leisure Time)	1,176	25,766
Woodward, Inc. (Electronics)	1,344	45,535
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,176	20,321
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,176	42,030

TOTAL COMMON STOCKS (Cost $15,365,571)		23,312,453

	Principal Amount	Value
Repurchase Agreements(b)(c) (46.2%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $19,595,019	$19,595,000	$19,595,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,595,000)		19,595,000

TOTAL INVESTMENT SECURITIES (Cost $34,960,571) — 101.1%		42,907,453
Net other assets (liabilities) — (1.1)%		(448,095)

NET ASSETS — 100.0%		$42,459,358

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on October 31, 2011.

See accompanying notes to schedules of portfolio investments.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $7,589,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $5,046,210)	57	$193,864

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$26,059,286	$(727,686)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	30,285,160	(853,176)
		$(1,580,862)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$26,448	0.1%
Aerospace/Defense	249,566	0.6%
Agriculture	21,581	0.1%
Airlines	75,454	0.2%
Apparel	262,112	0.6%
Auto Manufacturers	42,054	0.1%
Auto Parts & Equipment	179,905	0.4%
Banks	780,470	1.8%
Beverages	324,445	0.8%
Biotechnology	295,765	0.7%
Building Materials	175,974	0.4%
Chemicals	569,178	1.3%
Coal	107,967	0.3%
Commercial Services	1,131,443	2.7%
Computers	543,546	1.3%
Distribution/Wholesale	356,772	0.8%
Diversified Financial Services	360,447	0.8%
Electric	869,916	2.0%
Electrical Components & Equipment	411,001	1.0%
Electronics	764,934	1.8%
Engineering & Construction	252,072	0.6%
Entertainment	90,861	0.2%
Environmental Control	161,368	0.4%
Food	394,755	0.9%
Forest Products & Paper	68,804	0.2%
Gas	600,037	1.4%
Hand/Machine Tools	177,231	0.4%
Healthcare - Products	898,289	2.1%
Healthcare - Services	538,961	1.3%
Home Builders	233,266	0.5%
Household Products/Wares	271,936	0.6%
Insurance	944,575	2.2%
Internet	370,230	0.9%
Investment Companies	34,776	0.1%
Iron/Steel	190,166	0.4%
Leisure Time	157,765	0.4%
Machinery - Construction & Mining	39,137	0.1%
Machinery - Diversified	474,592	1.1%
Media	241,787	0.6%
Metal Fabricate/Hardware	172,701	0.4%
Mining	51,119	0.1%
Miscellaneous Manufacturing	562,952	1.3%
Office Furnishings	48,526	0.1%
Oil & Gas	839,685	2.0%
Oil & Gas Services	473,225	1.1%
Packaging & Containers	357,759	0.8%
Pharmaceuticals	482,995	1.1%
REIT	1,911,671	4.5%
Real Estate	65,137	0.2%
Retail	1,603,014	3.8%
Savings & Loans	229,789	0.5%
Semiconductors	894,807	2.1%
Shipbuilding	29,736	0.1%
Software	834,490	2.0%
Telecommunications	363,509	0.9%
Textiles	61,916	0.1%
Transportation	534,449	1.3%
Trucking & Leasing	38,284	0.1%
Water	67,103	0.2%
Other**	19,146,905	45.1%
Total	$42,459,358	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (28.2%)
1st Source Corp. (Banks)	570	$13,703
3D Systems Corp.* (Computers)	570	9,274
99 Cents Only Stores* (Retail)	570	12,426
A123 Systems, Inc.* (Electrical Components & Equipment)	1,425	4,888
AAON, Inc. (Building Materials)	380	8,045
AAR Corp. (Aerospace/Defense)	570	11,360
Abaxis, Inc.* (Healthcare - Products)	380	10,663
ABIOMED, Inc.* (Healthcare - Products)	475	7,154
ABM Industries, Inc. (Commercial Services)	855	17,288
AboveNet, Inc. (Internet)	380	22,553
Acacia Research Corp.* (Media)	665	26,494
Acadia Realty Trust (REIT)	190	3,937
Accelrys, Inc.* (Software)	1,520	10,078
Acco Brands Corp.* (Household Products/Wares)	760	5,221
Accretive Health, Inc.* (Commercial Services)	570	13,572
Accuray, Inc.* (Healthcare - Products)	950	3,800
Accuride Corp.* (Auto Parts & Equipment)	380	2,402
ACI Worldwide, Inc.* (Software)	665	20,396
Acorda Therapeutics, Inc.* (Biotechnology)	570	12,449
Actuant Corp. - Class A (Miscellaneous Manufacturing)	950	21,375
Acuity Brands, Inc. (Electrical Components & Equipment)	570	26,391
Acxiom Corp.* (Software)	950	12,531
ADTRAN, Inc. (Telecommunications)	760	25,536
Advance America Cash Advance Centers, Inc. (Commercial Services)	950	8,009
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	6,211
Advent Software, Inc.* (Software)	475	13,015
Advisory Board Co.* (Commercial Services)	190	11,638
Aegion Corp.* (Engineering & Construction)	570	8,430
Aeroflex Holding Corp.* (Semiconductors)	190	2,069
Aeropostale, Inc.* (Retail)	1,140	15,572
Aerovironment, Inc.* (Aerospace/Defense)	190	6,276
AFC Enterprises, Inc.* (Retail)	475	6,512
Affymetrix, Inc.* (Healthcare - Products)	950	5,311
Air Methods Corp.* (Healthcare - Services)	190	15,356
Air Transport Services Group, Inc.* (Transportation)	855	4,737
Aircastle, Ltd. (Trucking & Leasing)	950	11,524
Akorn, Inc.* (Pharmaceuticals)	855	7,686
Alaska Air Group, Inc.* (Airlines)	475	31,602
Alaska Communications Systems Group, Inc. (Telecommunications)	950	6,717
Albany International Corp. - Class A (Machinery - Diversified)	475	10,730
Align Technology, Inc.* (Healthcare - Products)	855	19,691
Alkermes PLC* (Pharmaceuticals)	1,330	23,262
Allegiant Travel Co.* (Airlines)	190	9,872
ALLETE, Inc. (Electric)	475	18,767
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	855	6,943
Alterra Capital Holdings, Ltd. (Insurance)	1,330	28,834
Altra Holdings, Inc.* (Machinery - Diversified)	475	6,983
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	5,362
AMCOL International Corp. (Mining)	380	11,472
Amedisys, Inc.* (Healthcare - Services)	475	6,237
AMERCO* (Trucking & Leasing)	95	7,192
American Assets Trust, Inc. (REIT)	570	11,554
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,045	10,126
American Campus Communities, Inc. (REIT)	760	29,587
American Equity Investment Life Holding Co. (Insurance)	1,140	12,358
American Greetings Corp. - Class A (Household Products/Wares)	760	12,168
American Public Education, Inc.* (Commercial Services)	285	10,206
American Science & Engineering, Inc. (Electronics)	190	12,924
American States Water Co. (Water)	475	16,596
American Superconductor Corp.* (Electrical Components & Equipment)	665	2,899
American Vanguard Corp. (Chemicals)	380	4,701
Amerigon, Inc.* (Auto Parts & Equipment)	475	7,287
Amerisafe, Inc.* (Insurance)	475	10,236
Ameristar Casinos, Inc. (Lodging)	475	8,788
Amkor Technology, Inc.* (Semiconductors)	1,140	5,518
AMN Healthcare Services, Inc.* (Commercial Services)	665	3,152
AmSurg Corp.* (Healthcare - Services)	570	14,438
AmTrust Financial Services, Inc. (Insurance)	285	7,233
Amyris, Inc.* (Energy - Alternate Sources)	285	5,843
Analogic Corp. (Electronics)	285	15,413
Ancestry.com, Inc.* (Internet)	475	10,816
AngioDynamics, Inc.* (Healthcare - Products)	475	7,320
Anixter International, Inc.* (Telecommunications)	380	22,302
Ann, Inc.* (Retail)	665	17,716
Anworth Mortgage Asset Corp. (REIT)	3,040	19,608
Apco Oil & Gas International, Inc. (Oil & Gas)	190	15,770

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	570	$6,224
Apollo Investment Corp. (Investment Companies)	2,945	24,385
Applied Industrial Technologies, Inc. (Machinery - Diversified)	570	19,163
Applied Micro Circuits Corp.* (Semiconductors)	1,235	8,324
Approach Resources, Inc.* (Oil & Gas)	380	9,276
Arbitron, Inc. (Commercial Services)	380	15,097
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	5,674
Argo Group International Holdings, Ltd. (Insurance)	380	11,472
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,900	22,097
Arkansas Best Corp. (Transportation)	380	7,828
ARMOUR Residential REIT, Inc. (REIT)	665	4,755
ArQule, Inc.* (Biotechnology)	1,140	6,623
Arris Group, Inc.* (Telecommunications)	1,615	17,377
ArthroCare Corp.* (Healthcare - Products)	380	11,457
Artio Global Investors, Inc. (Diversified Financial Services)	380	2,782
Aruba Networks, Inc.* (Telecommunications)	1,140	27,007
Asbury Automotive Group, Inc.* (Retail)	380	7,087
Ascena Retail Group, Inc.* (Retail)	855	24,709
Ascent Media Corp. - Class A* (Entertainment)	285	12,965
Ashford Hospitality Trust (REIT)	570	5,073
Aspen Technology, Inc.* (Software)	1,140	19,768
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	380	5,400
Associated Estates Realty Corp. (REIT)	1,045	17,744
Astec Industries, Inc.* (Machinery - Construction & Mining)	475	15,794
Astoria Financial Corp. (Savings & Loans)	1,330	11,039
athenahealth, Inc.* (Software)	570	30,159
Atlantic Power Corp. (Electric)	1,045	14,107
Atlantic Tele-Network, Inc. (Telecommunications)	190	7,211
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	14,638
ATMI, Inc.* (Semiconductors)	380	7,752
ATP Oil & Gas Corp.* (Oil & Gas)	760	8,018
Atrion Corp. (Healthcare - Products)	95	21,375
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	665	10,347
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,805	5,397
Aveo Phamaceuticals, Inc.* (Biotechnology)	475	7,629
Avid Technology, Inc.* (Software)	475	2,945
Avis Budget Group, Inc.* (Commercial Services)	1,520	21,432
Avista Corp. (Electric)	665	16,924
AZZ, Inc. (Miscellaneous Manufacturing)	190	8,485
B&G Foods, Inc. - Class A (Food)	665	14,111
Badger Meter, Inc. (Electronics)	285	9,331
Balchem Corp. (Chemicals)	570	21,016
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	380	6,175
BancorpSouth, Inc. (Banks)	1,045	10,210
Bank of the Ozarks, Inc. (Banks)	380	9,451
Barnes & Noble, Inc. (Retail)	380	4,663
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	19,896
Basic Energy Services, Inc.* (Oil & Gas Services)	380	6,969
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	12,256
Belden, Inc. (Electrical Components & Equipment)	475	15,333
Belo Corp. - Class A (Media)	1,235	7,830
Benchmark Electronics, Inc.* (Electronics)	1,045	14,358
Berkshire Hills Bancorp, Inc. (Savings & Loans)	475	9,510
Berry Petroleum Co. - Class A (Oil & Gas)	665	22,976
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,330	9,111
Bill Barrett Corp.* (Oil & Gas)	665	27,664
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	475	9,519
BioMed Realty Trust, Inc. (REIT)	1,615	29,248
BJ’s Restaurants, Inc.* (Retail)	285	15,085
Black Box Corp. (Telecommunications)	475	13,295
Black Hills Corp. (Electric)	570	19,215
Blackbaud, Inc. (Software)	665	18,640
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	10,547
Blount International, Inc.* (Miscellaneous Manufacturing)	760	11,803
Blue Coat Systems, Inc.* (Internet)	570	9,177
Blue Nile, Inc.* (Internet)	190	8,575
Bob Evans Farms, Inc. (Retail)	475	15,627
Boise, Inc. (Forest Products & Paper)	1,710	10,346
Boston Beer Co., Inc. - Class A* (Beverages)	95	8,406
Boston Private Financial Holdings, Inc. (Banks)	950	7,201
Bottomline Technologies, Inc.* (Software)	475	11,538
Boyd Gaming Corp.* (Lodging)	950	6,156
BPZ Resources, Inc.* (Oil & Gas)	1,425	4,261
Brady Corp. - Class A (Electronics)	665	20,429
Bravo Brio Restaurant Group, Inc.* (Retail)	285	5,538
Bridgepoint Education, Inc.* (Commercial Services)	285	6,176
Briggs & Stratton Corp. (Machinery - Diversified)	760	11,096
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	10,607
Bristow Group, Inc. (Transportation)	570	28,375
BroadSoft, Inc.* (Internet)	380	13,680

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brookline Bancorp, Inc. (Savings & Loans)	950	$7,942
Brooks Automation, Inc. (Semiconductors)	950	9,928
Brown Shoe Co., Inc. (Retail)	570	5,079
Brunswick Corp. (Leisure Time)	1,235	21,810
Buckeye Technologies, Inc. (Forest Products & Paper)	950	28,728
Buffalo Wild Wings, Inc.* (Retail)	285	18,873
Cabela’s, Inc.* (Retail)	570	14,204
Cabot Microelectronics Corp.* (Semiconductors)	285	10,978
CACI International, Inc. - Class A* (Computers)	380	20,858
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	570	3,323
Cal Dive International, Inc.* (Oil & Gas Services)	1,425	3,192
Cal-Maine Foods, Inc. (Food)	190	6,331
Calgon Carbon Corp.* (Environmental Control)	855	13,637
California Water Service Group (Water)	760	14,113
Caliper Life Sciences, Inc.* (Healthcare - Products)	855	8,960
Calix, Inc.* (Telecommunications)	475	4,137
Callaway Golf Co. (Leisure Time)	950	5,520
Campus Crest Communities, Inc. (REIT)	570	6,515
Cantel Medical Corp. (Healthcare - Products)	190	5,244
Capella Education Co.* (Commercial Services)	285	9,921
Capital Lease Funding, Inc. (REIT)	1,425	5,572
Capstead Mortgage Corp. (REIT)	1,520	18,422
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,275	4,660
Cardinal Financial Corp. (Banks)	760	8,162
Cardtronics, Inc.* (Commercial Services)	570	14,210
Carrizo Oil & Gas, Inc.* (Oil & Gas)	570	15,504
Carter’s, Inc.* (Apparel)	665	25,330
Cascade Corp. (Machinery - Diversified)	190	8,189
Casey’s General Stores, Inc. (Retail)	475	23,536
Cash America International, Inc. (Retail)	475	26,006
Cass Information Systems, Inc. (Banks)	190	7,446
Cathay Bancorp, Inc. (Banks)	1,140	15,949
Cavium, Inc.* (Semiconductors)	760	24,844
Cbeyond, Inc.* (Telecommunications)	475	3,914
CBL & Associates Properties, Inc. (REIT)	1,995	30,683
CEC Entertainment, Inc. (Retail)	380	12,016
Cell Therapeutics, Inc.* (Biotechnology)	2,280	2,918
Centene Corp.* (Healthcare - Services)	760	26,714
Central European Distribution Corp.* (Beverages)	950	5,130
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	475	5,244
Central Garden & Pet Co. - Class A* (Household Products/Wares)	760	6,680
Central Vermont Public Service Corp. (Electric)	190	6,720
Century Aluminum Co.* (Mining)	855	9,542
Cenveo, Inc.* (Commercial Services)	1,045	3,919
Cepheid, Inc.* (Healthcare - Products)	950	34,086
Ceradyne, Inc.* (Miscellaneous Manufacturing)	380	12,715
CEVA, Inc.* (Semiconductors)	380	11,807
CH Energy Group, Inc. (Electric)	380	20,980
Charming Shoppes, Inc.* (Retail)	1,900	6,593
Chart Industries, Inc.* (Machinery - Diversified)	475	26,842
Checkpoint Systems, Inc.* (Electronics)	570	7,553
Cheesecake Factory, Inc.* (Retail)	760	21,272
Chemed Corp. (Commercial Services)	380	22,557
Chemical Financial Corp. (Banks)	1,235	24,861
Chemtura Corp.* (Chemicals)	1,425	17,299
Cheniere Energy, Inc.* (Oil & Gas)	1,045	11,976
Chesapeake Lodging Trust (REIT)	570	8,516
Chesapeake Utilities Corp. (Gas)	190	8,054
Chiquita Brands International, Inc.* (Food)	760	6,749
Churchill Downs, Inc. (Entertainment)	285	13,700
CIBER, Inc.* (Computers)	1,235	4,298
Cincinnati Bell, Inc.* (Telecommunications)	3,135	10,095
Cinemark Holdings, Inc. (Entertainment)	1,235	25,527
CIRCOR International, Inc. (Metal Fabricate/Hardware)	190	6,616
Cirrus Logic, Inc.* (Semiconductors)	950	15,808
City Holding Co. (Banks)	285	9,365
Clarcor, Inc. (Miscellaneous Manufacturing)	665	32,239
Clayton Williams Energy, Inc.* (Oil & Gas)	95	6,207
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	855	10,106
Clean Harbors, Inc.* (Environmental Control)	570	33,214
Clearwater Paper Corp.* (Forest Products & Paper)	380	12,589
Cleco Corp. (Electric)	760	28,021
Cloud Peak Energy, Inc.* (Coal)	950	21,802
CNO Financial Group, Inc.* (Insurance)	3,325	20,781
Coca-Cola Bottling Co. (Beverages)	95	5,331
Coeur d’Alene Mines Corp.* (Mining)	1,330	34,008
Cogent Communications Group, Inc.* (Internet)	665	10,673
Cognex Corp. (Machinery - Diversified)	570	19,317
Cohen & Steers, Inc. (Diversified Financial Services)	190	5,162
Coherent, Inc.* (Electronics)	285	14,526
Cohu, Inc. (Semiconductors)	665	7,375
Coinstar, Inc.* (Retail)	475	22,676
Colfax Corp.* (Miscellaneous Manufacturing)	475	11,999

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Collective Brands, Inc.* (Retail)	855	$12,492
Colonial Properties Trust (REIT)	1,140	23,119
Colony Financial, Inc. (REIT)	760	11,149
Columbia Banking System, Inc. (Banks)	855	16,305
Columbia Sportswear Co. (Apparel)	190	10,211
Columbus McKinnon Corp. NY* (Machinery - Diversified)	475	7,120
Comfort Systems USA, Inc. (Building Materials)	760	8,360
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	570	6,287
Community Bank System, Inc. (Banks)	760	19,426
Community Trust Bancorp, Inc. (Banks)	950	26,913
CommVault Systems, Inc.* (Software)	570	24,271
Compass Diversified Holdings (Holding Companies - Diversified)	760	9,926
Complete Production Services, Inc.* (Oil & Gas Services)	1,140	37,392
Computer Programs & Systems, Inc. (Software)	190	9,703
comScore, Inc.* (Internet)	475	10,027
Comstock Resources, Inc.* (Oil & Gas)	665	12,130
Comtech Telecommunications Corp. (Telecommunications)	475	15,727
Conceptus, Inc.* (Healthcare - Products)	475	5,472
Concur Technologies, Inc.* (Software)	570	26,516
CONMED Corp.* (Healthcare - Products)	475	12,478
Consolidated Communications Holdings, Inc. (Telecommunications)	1,140	21,523
Consolidated Graphics, Inc.* (Commercial Services)	190	8,656
Constant Contact, Inc.* (Internet)	475	9,614
Contango Oil & Gas Co.* (Oil & Gas)	190	12,225
Convergys Corp.* (Commercial Services)	1,520	16,264
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	12,252
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	190	6,363
Coresite Realty Corp. (REIT)	380	6,327
Corinthian Colleges, Inc.* (Commercial Services)	1,330	2,540
CoStar Group, Inc.* (Commercial Services)	380	23,381
Cousins Properties, Inc. (REIT)	1,045	6,855
Cracker Barrel Old Country Store, Inc. (Retail)	285	12,081
Credit Acceptance Corp.* (Diversified Financial Services)	95	6,547
CreXus Investment Corp. (REIT)	1,235	11,807
Crocs, Inc.* (Apparel)	1,235	21,822
Crosstex Energy, Inc. (Pipelines)	665	8,665
CSG Systems International, Inc.* (Software)	570	8,117
CSR PLCADR* (Semiconductors)	112	1,267
CTS Corp. (Electronics)	950	8,816
CubeSmart (REIT)	1,330	13,047
Cubic Corp. (Aerospace/Defense)	190	8,953
Cubist Pharmaceuticals, Inc.* (Biotechnology)	855	32,328
Curtiss-Wright Corp. (Aerospace/Defense)	475	15,570
CVB Financial Corp. (Banks)	1,330	12,914
CVR Energy, Inc.* (Oil & Gas)	1,235	30,579
Cyberonics, Inc.* (Healthcare - Products)	475	13,680
Cymer, Inc.* (Electronics)	380	16,511
CYS Investments, Inc. (REIT)	1,615	20,478
Daktronics, Inc. (Electronics)	570	5,757
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	29,553
Darling International, Inc.* (Environmental Control)	1,615	22,642
DCT Industrial Trust, Inc. (REIT)	3,990	19,790
DealerTrack Holdings, Inc.* (Internet)	570	12,363
Delphi Financial Group, Inc. - Class A (Insurance)	855	22,640
Deltic Timber Corp. (Forest Products & Paper)	190	12,861
Deluxe Corp. (Commercial Services)	665	15,707
Denny’s Corp.* (Retail)	1,995	7,182
DepoMed, Inc.* (Pharmaceuticals)	1,140	5,107
Dexcom, Inc.* (Healthcare - Products)	950	9,301
DFC Global Corp.* (Commercial Services)	665	14,577
DG Fastchannel, Inc.* (Media)	380	7,083
Diamond Foods, Inc. (Food)	285	18,739
DiamondRock Hospitality Co. (REIT)	2,660	24,073
Dice Holdings, Inc.* (Internet)	760	7,737
Digi International, Inc.* (Software)	475	6,075
Digital River, Inc.* (Internet)	665	12,189
DigitalGlobe, Inc.* (Telecommunications)	475	9,690
Dime Community Bancshares, Inc. (Savings & Loans)	855	10,192
DineEquity, Inc.* (Retail)	190	8,922
Diodes, Inc.* (Semiconductors)	475	10,626
Dole Food Co., Inc.* (Food)	570	6,031
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	23,195
Domino’s Pizza, Inc.* (Retail)	855	27,386
Dorman Products, Inc.* (Auto Parts & Equipment)	285	10,861
Drew Industries, Inc. (Building Materials)	380	9,131
Dril-Quip, Inc.* (Oil & Gas Services)	475	30,922
DTS, Inc.* (Home Furnishings)	285	8,006
Duff & Phelps Corp. - Class A (Diversified Financial Services)	665	8,439
DuPont Fabros Technology, Inc. (REIT)	855	17,775
Dycom Industries, Inc.* (Engineering & Construction)	570	11,075
Dynavax Technologies Corp.* (Biotechnology)	2,185	5,943
Dynegy, Inc. - Class A* (Electric)	1,425	5,230
Dynex Capital, Inc. (REIT)	855	7,490

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E.W. Scripps Co.* (Media)	760	$6,338
Eagle Materials, Inc. (Building Materials)	570	11,731
EarthLink, Inc. (Internet)	1,615	11,321
EastGroup Properties, Inc. (REIT)	285	12,429
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,800	4,218
Ebix, Inc.* (Software)	380	6,502
Echelon Corp.* (Computers)	570	3,853
Education Realty Trust, Inc. (REIT)	1,140	10,545
El Paso Electric Co. (Electric)	665	21,300
Electro Rent Corp. (Commercial Services)	570	9,160
Electro Scientific Industries, Inc.* (Electronics)	380	4,670
Electronics for Imaging, Inc.* (Computers)	665	9,975
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	285	9,770
EMCOR Group, Inc. (Engineering & Construction)	950	23,816
Emergent Biosolutions, Inc.* (Biotechnology)	380	7,167
Emeritus Corp.* (Healthcare - Services)	570	10,095
Empire District Electric Co. (Electric)	570	11,383
Employers Holdings, Inc. (Insurance)	570	9,245
Emulex Corp.* (Semiconductors)	1,235	10,349
Encore Capital Group, Inc.* (Diversified Financial Services)	285	7,721
Encore Wire Corp. (Electrical Components & Equipment)	285	7,575
Endeavour International Corp.* (Oil & Gas)	760	7,053
Endologix, Inc.* (Healthcare - Products)	760	8,276
Energy Partners, Ltd.* (Oil & Gas)	665	9,536
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	30,692
EnergySolutions, Inc.* (Environmental Control)	1,045	3,940
EnerNOC, Inc.* (Electric)	380	3,371
EnerSys* (Electrical Components & Equipment)	665	14,982
Ennis, Inc. (Household Products/Wares)	475	6,949
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	285	9,815
Enstar Group, Ltd.* (Insurance)	95	8,737
Entegris, Inc.* (Semiconductors)	1,805	16,173
Entertainment Properties Trust (REIT)	570	25,536
Entropic Communications, Inc.* (Semiconductors)	1,140	6,635
Enzon Pharmaceuticals, Inc.* (Biotechnology)	950	6,983
EPIQ Systems, Inc. (Software)	665	9,483
Equity Lifestyle Properties, Inc. (REIT)	380	25,129
Equity One, Inc. (REIT)	285	4,888
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	285	8,712
Esterline Technologies Corp.* (Aerospace/Defense)	380	21,242
Ethan Allen Interiors, Inc. (Home Furnishings)	380	7,524
Euronet Worldwide, Inc.* (Commercial Services)	760	14,721
Evercore Partners, Inc. - Class A (Diversified Financial Services)	285	7,820
Exact Sciences Corp.* (Biotechnology)	855	6,797
ExamWorks Group, Inc.* (Commercial Services)	380	4,009
Exelixis, Inc.* (Biotechnology)	1,900	14,687
Exide Technologies* (Auto Parts & Equipment)	1,425	6,413
Exlservice Holdings, Inc.* (Commercial Services)	190	4,955
Exponent, Inc.* (Engineering & Construction)	380	18,308
Express, Inc. (Retail)	760	17,168
Exterran Holdings, Inc.* (Oil & Gas Services)	855	8,123
Extra Space Storage, Inc. (REIT)	1,045	23,544
EZCORP, Inc. - Class A* (Retail)	665	18,474
F.N.B. Corp. (Banks)	1,710	17,254
Fabrinet* (Miscellaneous Manufacturing)	285	3,534
Fair Isaac Corp. (Software)	570	15,589
FARO Technologies, Inc.* (Electronics)	285	11,907
FBL Financial Group, Inc. - Class A (Insurance)	285	9,305
Federal Signal Corp. (Miscellaneous Manufacturing)	1,520	7,174
FEI Co.* (Electronics)	570	22,663
FelCor Lodging Trust, Inc.* (REIT)	2,470	7,435
Ferro Corp.* (Chemicals)	1,140	7,376
Fifth Street Finance Corp. (Investment Companies)	1,330	13,114
Financial Engines, Inc.* (Diversified Financial Services)	665	15,102
Finisar Corp.* (Telecommunications)	1,235	25,305
First American Financial Corp. (Insurance)	1,615	19,380
First Busey Corp. (Banks)	1,995	10,175
First Cash Financial Services, Inc.* (Retail)	475	19,712
First Commonwealth Financial Corp. (Banks)	1,805	8,321
First Financial Bancorp (Banks)	665	10,906
First Financial Bankshares, Inc. (Banks)	570	18,103
First Financial Corp. (Banks)	190	6,243
First Industrial Realty Trust, Inc.* (REIT)	950	9,358
First Midwest Bancorp, Inc. (Banks)	1,140	10,271
First Potomac Realty Trust (REIT)	570	8,100
FirstMerit Corp. (Banks)	1,330	18,633
Flagstone Reinsurance Holdings S.A. (Insurance)	950	8,066
Flotek Industries, Inc.* (Oil & Gas Services)	760	5,654
Flushing Financial Corp. (Savings & Loans)	665	8,153
Force Protection, Inc.* (Auto Manufacturers)	1,425	5,244

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Forestar Group, Inc.* (Real Estate)	570	$7,410
FormFactor, Inc.* (Semiconductors)	1,615	9,658
Forrester Research, Inc. (Commercial Services)	285	10,206
Forward Air Corp. (Transportation)	475	15,556
Franklin Electric Co., Inc. (Hand/Machine Tools)	285	13,087
Franklin Street Properties Corp. (REIT)	1,140	14,478
Fred’s, Inc. (Retail)	950	11,581
Fresh Del Monte Produce, Inc. (Food)	475	12,094
Frontline, Ltd. (Transportation)	665	3,458
FTI Consulting, Inc.* (Commercial Services)	570	22,464
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	6,652
Fuller (H.B.) Co. (Chemicals)	760	16,332
FX Energy, Inc.* (Oil & Gas)	1,045	6,186
G & K Services, Inc. (Textiles)	380	11,537
G-III Apparel Group, Ltd.* (Apparel)	285	8,034
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	95	4,475
Gaylord Entertainment Co.* (Lodging)	570	13,332
GenCorp, Inc.* (Aerospace/Defense)	1,045	5,079
Generac Holdings, Inc.* (Electrical Components & Equipment)	475	10,859
General Communication, Inc. - Class A* (Telecommunications)	760	7,182
Genesco, Inc.* (Retail)	285	16,798
Genesee & Wyoming, Inc. - Class A* (Transportation)	665	39,375
Genie Energy, Ltd. - Class B* (Electric)	190	1,577
Genomic Health, Inc.* (Healthcare - Products)	285	6,099
Gentiva Health Services, Inc.* (Healthcare - Services)	475	1,967
GeoEye, Inc.* (Telecommunications)	380	12,757
GeoResources, Inc.* (Oil & Gas)	475	12,606
Georgia Gulf Corp.* (Chemicals)	475	8,598
Geron Corp.* (Biotechnology)	2,470	5,805
Getty Realty Corp. (REIT)	475	7,572
GFI Group, Inc. (Diversified Financial Services)	1,520	6,566
Gibraltar Industries, Inc.* (Building Materials)	570	6,361
Glacier Bancorp, Inc. (Banks)	1,520	17,252
Glatfelter (Forest Products & Paper)	760	11,400
Glimcher Realty Trust (REIT)	1,425	13,053
Global Geophysical Services, Inc.* (Oil & Gas Services)	285	2,719
Global Industries, Ltd.* (Oil & Gas Services)	1,520	12,084
Global Power Equipment Group, Inc.* (Machinery - Diversified)	95	2,518
Globe Specialty Metals, Inc. (Mining)	1,045	17,420
Globecomm Systems, Inc.* (Telecommunications)	380	5,164
GNC Acquisition Holdings, Inc. - Class A* (Retail)	285	7,054
Golar LNG, Ltd. (Transportation)	475	19,204
Gold Resource Corp. (Mining)	380	8,550
Golden Star Resources, Ltd.* (Mining)	4,370	8,696
Goodrich Petroleum Corp.* (Oil & Gas)	475	7,529
Government Properties Income Trust (REIT)	570	13,412
Grand Canyon Education, Inc.* (Commercial Services)	475	7,747
Granite Construction, Inc. (Engineering & Construction)	570	12,825
Graphic Packaging Holding Co.* (Packaging & Containers)	2,470	10,917
Great Lakes Dredge & Dock Co. (Commercial Services)	1,140	5,871
Greatbatch, Inc.* (Healthcare - Products)	380	8,485
Greenlight Capital Re, Ltd. - Class A* (Insurance)	570	12,842
Griffon Corp.* (Miscellaneous Manufacturing)	950	8,997
Group 1 Automotive, Inc. (Retail)	380	17,313
GT Advanced Technologies, Inc.* (Semiconductors)	1,710	14,022
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	7,937
GulfMark Offshore, Inc. - Class A* (Transportation)	380	15,804
Gulfport Energy Corp.* (Oil & Gas)	570	17,750
H&E Equipment Services, Inc.* (Commercial Services)	570	6,253
Haemonetics Corp.* (Healthcare - Products)	285	17,371
Halozyme Therapeutics, Inc.* (Biotechnology)	1,615	13,614
Hancock Holding Co. (Banks)	1,045	31,663
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	475	8,251
Harleysville Group, Inc. (Insurance)	380	22,329
Harmonic, Inc.* (Telecommunications)	1,900	10,450
Harte-Hanks, Inc. (Advertising)	760	6,673
Harvest Natural Resources, Inc.* (Oil & Gas)	570	6,082
Hatteras Financial Corp. (REIT)	1,235	31,739
Haynes International, Inc. (Metal Fabricate/Hardware)	190	11,113
Healthcare Realty Trust, Inc. (REIT)	950	17,945
Healthcare Services Group, Inc. (Commercial Services)	1,235	21,427
HEALTHSOUTH Corp.* (Healthcare - Services)	1,330	23,488
HealthSpring, Inc.* (Healthcare - Services)	950	51,243
Healthways, Inc.* (Healthcare - Services)	570	4,081
Heartland Express, Inc. (Transportation)	760	10,192
Heartland Payment Systems, Inc. (Commercial Services)	570	12,403
HeartWare International, Inc.* (Healthcare - Products)	190	12,907
Heckmann Corp.* (Environmental Control)	1,520	9,105
Hecla Mining Co.* (Mining)	4,465	27,996

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	570	$32,501
Heidrick & Struggles International, Inc. (Commercial Services)	285	5,637
Helen of Troy, Ltd.* (Household Products/Wares)	475	13,742
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	29,167
Hercules Offshore, Inc.* (Oil & Gas)	1,520	5,761
Hercules Technology Growth Capital, Inc. (Private Equity)	1,045	10,116
Herman Miller, Inc. (Office Furnishings)	760	15,694
Hersha Hospitality Trust (REIT)	2,375	10,474
Hexcel Corp.* (Miscellaneous Manufacturing)	1,425	35,212
HFF, Inc. - Class A* (Real Estate)	475	5,225
Hibbett Sports, Inc.* (Retail)	380	15,652
Higher One Holdings, Inc.* (Diversified Financial Services)	475	8,379
Highwoods Properties, Inc. (REIT)	570	17,659
Hillenbrand, Inc. (Commercial Services)	855	18,049
Hilltop Holdings, Inc.* (Insurance)	950	7,486
Hittite Microwave Corp.* (Semiconductors)	475	24,985
HMS Holdings Corp.* (Commercial Services)	1,425	34,827
HNI Corp. (Office Furnishings)	665	15,993
Home Bancshares, Inc. (Banks)	380	8,911
Home Properties, Inc. (REIT)	380	22,382
Horace Mann Educators Corp. (Insurance)	665	8,944
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	380	12,479
Horsehead Holding Corp.* (Mining)	570	4,948
Hot Topic, Inc. (Retail)	665	5,027
HSN, Inc. (Retail)	570	20,332
Hub Group, Inc. - Class A* (Transportation)	570	17,818
Hudson Pacific Properties, Inc. (REIT)	475	6,346
Huron Consulting Group, Inc.* (Commercial Services)	380	13,684
Hyperdynamics Corp.* (Oil & Gas)	2,470	12,103
IBERIABANK Corp. (Banks)	380	19,654
ICF International, Inc.* (Commercial Services)	380	8,884
ICG Group, Inc.* (Internet)	570	6,150
Iconix Brand Group, Inc.* (Apparel)	1,045	18,758
ICU Medical, Inc.* (Healthcare - Products)	380	14,938
IDACORP, Inc. (Electric)	570	23,017
IDT Corp. (Telecommunications)	190	2,185
iGATE Corp. (Computers)	475	6,403
II-VI, Inc.* (Electronics)	760	14,448
ImmunoGen, Inc.* (Biotechnology)	1,140	15,481
Impax Laboratories, Inc.* (Pharmaceuticals)	855	16,168
Incyte, Corp.* (Biotechnology)	1,235	17,006
Independent Bank Corp./MA (Banks)	475	12,312
Infinera Corp.* (Telecommunications)	1,995	14,583
Infinity Property & Casualty Corp. (Insurance)	190	11,012
InfoSpace, Inc.* (Internet)	950	8,322
Inland Real Estate Corp. (REIT)	1,235	9,263
Innophos Holdings, Inc. (Chemicals)	285	12,537
Innospec, Inc.* (Chemicals)	285	8,607
Inphi Corp.* (Semiconductors)	285	3,146
Insight Enterprises, Inc.* (Computers)	760	12,844
Insperity, Inc. (Commercial Services)	380	9,796
Insulet Corp.* (Healthcare - Products)	665	10,853
Integra LifeSciences Holdings* (Healthcare - Products)	285	9,137
Integrated Device Technology, Inc.* (Semiconductors)	1,995	12,130
Inter Parfums, Inc. (Cosmetics/Personal Care)	285	5,255
Interactive Intelligence Group, Inc.* (Software)	285	7,909
InterDigital, Inc. (Telecommunications)	665	28,894
Interface, Inc. - Class A (Office Furnishings)	665	8,672
Interline Brands, Inc.* (Building Materials)	570	8,493
Intermec, Inc.* (Machinery - Diversified)	760	6,133
InterMune, Inc.* (Biotechnology)	665	16,957
Internap Network Services Corp.* (Internet)	760	4,317
International Bancshares Corp. (Banks)	665	12,050
International Speedway Corp. - Class A (Entertainment)	380	9,067
Interval Leisure Group, Inc.* (Leisure Time)	665	9,184
INTL FCStone, Inc.* (Diversified Financial Services)	285	6,908
Intralinks Holdings, Inc.* (Internet)	475	4,128
Invacare Corp. (Healthcare - Products)	285	6,398
Invesco Mortgage Capital, Inc. (REIT)	1,045	16,490
Investment Technology Group, Inc.* (Diversified Financial Services)	665	7,588
Investors Bancorp, Inc.* (Savings & Loans)	1,045	14,505
Investors Real Estate Trust (REIT)	1,330	9,855
ION Geophysical Corp.* (Oil & Gas Services)	1,805	13,754
IPC The Hospitalist Co.* (Healthcare - Services)	285	11,950
Iridium Communications, Inc.* (Telecommunications)	760	4,834
iRobot Corp.* (Machinery - Diversified)	380	12,867
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	950	12,920
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,995	16,539
iStar Financial, Inc.* (REIT)	1,900	12,901
Ixia* (Telecommunications)	570	6,458
IXYS Corp.* (Semiconductors)	475	6,493
J & J Snack Foods Corp. (Food)	285	14,697
j2 Global Communications, Inc. (Internet)	760	23,393
Jack Henry & Associates, Inc. (Computers)	1,140	36,947

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc.* (Retail)	760	$15,641
Jaguar Mining, Inc.* (Mining)	1,425	7,410
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	475	9,011
James River Coal Co.* (Coal)	665	6,883
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	380	14,805
JDA Software Group, Inc.* (Software)	570	18,166
JetBlue Airways Corp.* (Airlines)	3,610	16,173
John Bean Technologies Corp. (Miscellaneous Manufacturing)	665	10,733
Jos. A. Bank Clothiers, Inc.* (Retail)	380	20,307
K12, Inc.* (Commercial Services)	475	16,649
Kadant, Inc.* (Machinery - Diversified)	285	6,170
Kaiser Aluminum Corp. (Mining)	285	13,241
Kaman Corp. (Aerospace/Defense)	380	12,635
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	760	12,464
Kaydon Corp. (Metal Fabricate/Hardware)	475	14,943
KB Home (Home Builders)	1,425	9,932
KBW, Inc. (Diversified Financial Services)	570	8,071
Kelly Services, Inc. - Class A (Commercial Services)	380	6,213
KEMET Corp.* (Electronics)	570	5,255
Kenexa Corp.* (Commercial Services)	380	8,691
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,330	4,163
Key Energy Services, Inc.* (Oil & Gas Services)	1,805	23,339
Kforce, Inc.* (Commercial Services)	570	7,273
Kilroy Realty Corp. (REIT)	950	34,855
Kindred Healthcare, Inc.* (Healthcare - Services)	760	8,854
KIT Digital, Inc.* (Internet)	665	5,985
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,615	20,171
Knight Transportation, Inc. (Transportation)	855	12,996
Knightsbridge Tankers, Ltd. (Transportation)	285	4,811
Knoll, Inc. (Office Furnishings)	665	10,141
Knology, Inc.* (Media)	475	6,807
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	18,381
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	9,431
Korn/Ferry International* (Commercial Services)	665	10,620
Kraton Performance Polymers, Inc.* (Chemicals)	475	9,348
Krispy Kreme Doughnuts, Inc.* (Retail)	855	6,036
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	10,084
La-Z-Boy, Inc.* (Home Furnishings)	855	8,687
Laclede Group, Inc. (Gas)	665	26,680
Lakeland Financial Corp. (Banks)	760	18,156
Lancaster Colony Corp. (Food)	285	18,958
Landauer, Inc. (Commercial Services)	190	9,738
LaSalle Hotel Properties (REIT)	1,330	31,800
Lattice Semiconductor Corp.* (Semiconductors)	1,805	11,426
Layne Christensen Co.* (Engineering & Construction)	285	7,179
Leap Wireless International, Inc.* (Telecommunications)	855	5,942
Lexington Realty Trust (REIT)	1,805	14,187
LHC Group, Inc.* (Healthcare - Services)	285	4,472
Life Time Fitness, Inc.* (Leisure Time)	570	24,584
Limelight Networks, Inc.* (Internet)	1,235	3,433
Lincoln Educational Services Corp. (Commercial Services)	380	3,553
Lindsay Manufacturing Co. (Machinery - Diversified)	190	11,039
Liquidity Services, Inc.* (Internet)	285	9,280
Lithia Motors, Inc. - Class A (Retail)	475	9,771
Littelfuse, Inc. (Electrical Components & Equipment)	285	13,954
Live Nation, Inc.* (Commercial Services)	1,900	17,841
LivePerson, Inc.* (Computers)	855	10,764
Liz Claiborne, Inc.* (Retail)	1,140	9,131
LogMeIn, Inc.* (Telecommunications)	285	11,591
Loral Space & Communications, Inc.* (Telecommunications)	190	11,495
Louisiana-Pacific Corp.* (Building Materials)	1,995	13,267
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	10,098
LTC Properties, Inc. (REIT)	380	10,777
LTX-Credence Corp.* (Semiconductors)	855	5,412
Lufkin Industries, Inc. (Oil & Gas Services)	380	22,454
Lumber Liquidators Holdings, Inc.* (Retail)	380	5,689
Luminex Corp.* (Healthcare - Products)	570	12,517
M.D.C. Holdings, Inc. (Home Builders)	570	12,768
Magellan Health Services, Inc.* (Healthcare - Services)	475	24,448
Magma Design Automation, Inc.* (Computers)	950	5,016
Magnum Hunter Resources Corp.* (Oil & Gas)	1,900	8,550
Maiden Holdings, Ltd. (Insurance)	855	6,968
Maidenform Brands, Inc.* (Apparel)	380	9,340
Main Street Capital Corp. (Investment Companies)	570	9,964
MAKO Surgical Corp.* (Healthcare - Products)	475	18,264
Manhattan Associates, Inc.* (Computers)	285	12,070
MannKind Corp.* (Pharmaceuticals)	1,330	4,150
ManTech International Corp. - Class A (Software)	380	13,349
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	475	7,021
MarketAxess Holdings, Inc. (Diversified Financial Services)	475	13,884

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marten Transport, Ltd. (Transportation)	285	$5,047
Masimo Corp. (Healthcare - Products)	665	13,752
MasTec, Inc.* (Engineering & Construction)	855	18,485
Materion Corp.* (Mining)	285	7,535
Matrix Service Co.* (Oil & Gas Services)	475	5,045
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	570	20,030
MAXIMUS, Inc. (Commercial Services)	570	22,994
Maxwell Technologies, Inc.* (Computers)	570	11,383
MB Financial, Inc. (Banks)	665	11,019
MCG Capital Corp. (Investment Companies)	2,280	10,579
McGrath Rentcorp (Commercial Services)	570	15,230
McMoRan Exploration Co.* (Oil & Gas)	1,520	18,514
MDC Partners, Inc. - Class A (Advertising)	380	6,399
Meadowbrook Insurance Group, Inc. (Insurance)	2,565	26,573
Measurement Specialties, Inc.* (Electronics)	285	8,895
MedAssets, Inc.* (Software)	760	8,102
Medical Properties Trust, Inc. (REIT)	1,900	19,190
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	760	29,100
Medidata Solutions, Inc.* (Software)	285	5,124
Medifast, Inc.* (Commercial Services)	190	3,124
Medivation, Inc.* (Pharmaceuticals)	475	8,161
MedQuist Holdings, Inc.* (Software)	475	4,061
Mentor Graphics Corp.* (Computers)	1,235	14,030
Mercury Computer Systems, Inc.* (Computers)	570	8,322
Meredith Corp. (Media)	475	12,744
Meridian Bioscience, Inc. (Healthcare - Products)	665	12,116
Merit Medical Systems, Inc.* (Healthcare - Products)	475	6,375
Meritage Homes Corp.* (Home Builders)	570	10,118
Meritor, Inc.* (Auto Parts & Equipment)	1,425	13,566
Methode Electronics, Inc. (Electronics)	950	8,826
MF Global Holdings, Ltd.*(a) (Diversified Financial Services)	2,280	2,189
MFA Financial, Inc. (REIT)	5,130	34,627
MGE Energy, Inc. (Electric)	760	33,166
MGIC Investment Corp.* (Insurance)	2,660	7,076
Micrel, Inc. (Semiconductors)	665	7,328
Micromet, Inc.* (Biotechnology)	1,615	10,611
Microsemi Corp.* (Semiconductors)	1,235	22,798
MicroStrategy, Inc. - Class A* (Software)	95	12,518
Mid-America Apartment Communities, Inc. (REIT)	475	29,640
Mine Safety Appliances Co. (Environmental Control)	380	12,749
Minerals Technologies, Inc. (Chemicals)	285	15,629
MIPS Technologies, Inc.* (Semiconductors)	760	4,172
MKS Instruments, Inc. (Semiconductors)	760	20,246
Mobile Mini, Inc.* (Storage/Warehousing)	570	10,340
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	9,037
Molina Healthcare, Inc.* (Healthcare - Services)	570	12,073
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	12,654
Monolithic Power Systems, Inc.* (Semiconductors)	475	5,919
Monotype Imaging Holdings, Inc.* (Software)	570	7,735
Monro Muffler Brake, Inc. (Commercial Services)	475	17,618
Montpelier Re Holdings, Ltd. (Insurance)	950	16,625
Moog, Inc. - Class A* (Aerospace/Defense)	665	25,755
Motricity, Inc.* (Telecommunications)	570	1,003
Move, Inc.* (Internet)	2,185	4,020
MTS Systems Corp. (Computers)	285	10,451
Mueller Industries, Inc. (Metal Fabricate/Hardware)	570	23,056
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,040	8,360
MVC Capital, Inc. (Investment Companies)	570	7,370
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	14,345
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	8,126
MYR Group, Inc.* (Engineering & Construction)	380	7,330
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	7,800
Nanometrics, Inc.* (Semiconductors)	380	6,414
Nash Finch Co. (Food)	190	5,001
National CineMedia, Inc. (Entertainment)	760	9,196
National Financial Partners* (Diversified Financial Services)	665	9,091
National Health Investors, Inc. (REIT)	475	21,228
National Healthcare Corp. (Healthcare - Services)	285	10,918
National Penn Bancshares, Inc. (Banks)	1,805	14,079
National Presto Industries, Inc. (Aerospace/Defense)	95	9,073
National Retail Properties, Inc. (REIT)	950	25,887
National Western Life Insurance Co. - Class A (Insurance)	95	13,658
Natus Medical, Inc.* (Healthcare - Products)	475	4,085

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting Co.* (Commercial Services)	760	$8,611
NBT Bancorp, Inc. (Banks)	1,615	34,755
Neenah Paper, Inc. (Forest Products & Paper)	285	4,703
Nektar Therapeutics* (Pharmaceuticals)	1,710	9,268
Nelnet, Inc. - Class A (Diversified Financial Services)	475	10,203
Neogen Corp.* (Pharmaceuticals)	475	18,359
Neoprobe Corp.* (Healthcare - Products)	1,235	3,507
NETGEAR, Inc.* (Telecommunications)	475	16,843
Netlogic Microsystems, Inc.* (Semiconductors)	950	46,740
NetScout Systems, Inc.* (Computers)	665	10,899
NetSuite, Inc.* (Software)	380	14,455
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	760	4,758
Neutral Tandem, Inc.* (Telecommunications)	570	6,008
New Jersey Resources Corp. (Gas)	665	31,268
Newcastle Investment Corp. (REIT)	1,235	5,669
NewMarket Corp. (Chemicals)	95	18,443
Newpark Resources, Inc.* (Oil & Gas Services)	1,235	11,029
Newport Corp.* (Electronics)	665	9,210
NIC, Inc. (Internet)	1,045	14,431
Noranda Aluminum Holding Corp.* (Mining)	475	4,399
Nordic American Tankers, Ltd. (Transportation)	665	9,589
Northern Oil and Gas, Inc.* (Oil & Gas)	855	20,665
NorthStar Realty Finance Corp. (REIT)	2,185	8,631
Northwest Bancshares, Inc. (Savings & Loans)	2,375	29,616
Northwest Natural Gas Co. (Gas)	380	17,754
NorthWestern Corp. (Electric)	570	19,636
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	6,876
NTELOS Holdings Corp. (Telecommunications)	665	12,648
Nu Skin Enterprises, Inc. (Retail)	665	33,602
Nutrisystem, Inc. (Internet)	475	5,871
NuVasive, Inc.* (Healthcare - Products)	570	8,447
NxStage Medical, Inc.* (Healthcare - Products)	665	15,288
Oasis Petroleum, Inc.* (Oil & Gas)	760	22,298
Oclaro, Inc.* (Telecommunications)	665	2,733
Ocwen Financial Corp.* (Diversified Financial Services)	1,045	15,152
OCZ Technology Group, Inc.* (Computers)	760	5,373
Office Depot, Inc.* (Retail)	3,610	8,267
OfficeMax, Inc.* (Retail)	1,140	5,837
Old Dominion Freight Line, Inc.* (Transportation)	665	24,319
Old National Bancorp (Banks)	1,140	13,190
Olin Corp. (Chemicals)	1,045	19,709
OM Group, Inc.* (Chemicals)	475	13,732
OMEGA Healthcare Investors, Inc. (REIT)	1,330	23,621
Omnicell, Inc.* (Software)	475	7,101
OmniVision Technologies, Inc.* (Semiconductors)	760	12,396
Omnova Solutions, Inc.* (Chemicals)	665	2,946
On Assignment, Inc.* (Commercial Services)	570	6,150
Oncothyreon, Inc.* (Biotechnology)	570	3,967
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	855	34,995
OpenTable, Inc.* (Internet)	285	12,500
Opko Health, Inc.* (Pharmaceuticals)	3,420	18,400
Oplink Communications, Inc.* (Telecommunications)	380	6,164
OPNET Technologies, Inc. (Software)	190	8,311
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	665	9,490
OraSure Technologies, Inc.* (Healthcare - Products)	855	7,943
Orbital Sciences Corp.* (Aerospace/Defense)	1,140	17,624
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,615	13,776
Oriental Financial Group, Inc. (Banks)	1,140	12,073
Oritani Financial Corp. (Savings & Loans)	1,425	18,468
Ormat Technologies, Inc. (Electric)	285	5,412
Orthofix International N.V.* (Healthcare - Products)	285	10,006
OSI Systems, Inc.* (Electronics)	285	12,625
Otter Tail Corp. (Electric)	760	14,752
Overseas Shipholding Group, Inc. (Transportation)	380	4,742
Owens & Minor, Inc. (Distribution/Wholesale)	1,045	31,266
Oxford Industries, Inc. (Apparel)	190	7,505
OYO Geospace Corp.* (Oil & Gas Services)	95	7,465
P.F. Chang's China Bistro, Inc. (Retail)	285	8,864
Pacific Biosciences of California, Inc.* (Biotechnology)	570	2,234
PacWest Bancorp (Banks)	380	6,703
PAETEC Holding Corp.* (Telecommunications)	1,805	9,891
Papa John's International, Inc.* (Retail)	285	9,622
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	380	11,628
Parametric Technology Corp.* (Software)	1,615	33,640
Paramount Gold and Silver Corp.* (Mining)	1,805	4,801
PAREXEL International Corp.* (Commercial Services)	855	18,836
Park Electrochemical Corp. (Electronics)	570	16,131
Park National Corp. (Banks)	285	17,017
Parker Drilling Co.* (Oil & Gas)	1,710	9,456
Parkway Properties, Inc. (REIT)	380	4,883
Patriot Coal Corp.* (Coal)	1,425	17,898

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDL BioPharma, Inc. (Biotechnology)	2,375	$14,416
Pebblebrook Hotel Trust (REIT)	855	16,271
Peet's Coffee & Tea, Inc.* (Beverages)	190	12,107
Pegasystems, Inc. (Software)	285	10,770
Pendrell Corp.* (Commercial Services)	2,470	6,126
Penn Virginia Corp. (Oil & Gas)	760	4,628
PennantPark Investment Corp. (Investment Companies)	1,045	11,202
Pennsylvania REIT (REIT)	855	8,772
PennyMac Mortgage Investment Trust (REIT)	760	12,996
Penske Automotive Group, Inc. (Retail)	570	11,622
Perry Ellis International, Inc.* (Apparel)	285	7,154
Petroleum Development* (Oil & Gas)	380	9,922
PetroQuest Energy, Inc.* (Oil & Gas)	950	6,926
Pharmacyclics, Inc.* (Pharmaceuticals)	665	8,758
PharMerica Corp.* (Pharmaceuticals)	475	7,410
PHH Corp.* (Commercial Services)	855	15,775
Photronics, Inc.* (Semiconductors)	760	4,765
PICO Holdings, Inc.* (Water)	380	8,679
Piedmont Natural Gas Co., Inc. (Gas)	950	31,055
Pier 1 Imports, Inc.* (Retail)	1,520	19,015
Pinnacle Entertainment, Inc.* (Entertainment)	855	9,679
Pinnacle Financial Partners, Inc.* (Banks)	475	7,130
Pioneer Drilling Co.* (Oil & Gas)	760	7,516
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	380	7,889
Plantronics, Inc. (Telecommunications)	760	25,392
Platinum Underwriters Holdings, Ltd. (Insurance)	475	16,449
Plexus Corp.* (Electronics)	475	12,208
PMFG, Inc.* (Miscellaneous Manufacturing)	380	7,771
PNM Resources, Inc. (Electric)	1,235	22,205
PolyOne Corp. (Chemicals)	1,235	13,820
Pool Corp. (Distribution/Wholesale)	760	22,207
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	19,990
Portland General Electric Co. (Electric)	760	18,650
Post Properties, Inc. (REIT)	665	27,318
Potlatch Corp. (REIT)	570	18,514
Powell Industries, Inc.* (Electrical Components & Equipment)	190	6,386
Power Integrations, Inc. (Semiconductors)	380	13,539
Power-One, Inc.* (Electrical Components & Equipment)	1,045	5,173
Powerwave Technologies, Inc.* (Telecommunications)	570	2,058
Premiere Global Services, Inc.* (Telecommunications)	1,140	10,328
Prestige Brands Holdings, Inc.* (Household Products/Wares)	760	8,041
PriceSmart, Inc. (Retail)	285	21,671
Primerica, Inc. (Insurance)	570	12,899
Primoris Services Corp. (Holding Companies - Diversified)	475	6,185
PrivateBancorp, Inc. (Banks)	760	8,284
ProAssurance Corp. (Insurance)	475	36,361
Progress Software Corp.* (Software)	950	20,007
PROS Holdings, Inc.* (Software)	380	6,027
Prospect Capital Corp. (Investment Companies)	1,425	13,637
Prosperity Bancshares, Inc. (Banks)	570	21,939
Provident Financial Services, Inc. (Savings & Loans)	1,235	15,993
Provident New York Bancorp (Savings & Loans)	1,330	9,244
PS Business Parks, Inc. (REIT)	190	10,114
PSS World Medical, Inc.* (Healthcare - Products)	665	14,796
QLIK Technologies, Inc.* (Software)	950	27,141
Quad Graphics, Inc. (Commercial Services)	285	5,620
Quaker Chemical Corp. (Chemicals)	285	9,915
Quality Systems, Inc. (Software)	570	22,179
Quanex Building Products Corp. (Building Materials)	665	9,809
Quantum Corp.* (Computers)	3,325	8,678
Quest Software, Inc.* (Software)	855	15,039
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	760	30,864
Quidel Corp.* (Healthcare - Products)	475	8,484
Quiksilver, Inc.* (Apparel)	2,090	7,002
QuinStreet, Inc.* (Internet)	380	4,366
Radian Group, Inc. (Insurance)	1,995	4,688
Rambus, Inc.* (Semiconductors)	1,330	23,581
Ramco-Gershenson Properties Trust (REIT)	190	1,834
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	17,103
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	15,390
RealD, Inc.* (Computers)	475	5,306
RealPage, Inc.* (Software)	475	12,516
Red Robin Gourmet Burgers, Inc.* (Retail)	190	4,763
Redwood Trust, Inc. (REIT)	1,235	14,351
Regis Corp. (Retail)	855	13,988
Renasant Corp. (Banks)	665	9,589
Rent-A-Center, Inc. (Commercial Services)	855	29,198
Resolute Energy Corp.* (Oil & Gas)	760	9,880
Resource Capital Corp. (REIT)	3,135	16,835
Resources Connection, Inc. (Commercial Services)	760	8,428
Retail Opportunity Investments Corp. (REIT)	665	7,581
Rex Energy Corp.* (Oil & Gas)	570	8,824
RF Micro Devices, Inc.* (Telecommunications)	3,705	27,195
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	8,949
RightNow Technologies, Inc.* (Software)	380	16,344
Rite Aid Corp.* (Retail)	7,790	9,036
RLI Corp. (Insurance)	380	26,729
RLJ Lodging Trust (REIT)	380	5,632

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Robbins & Myers, Inc. (Machinery - Diversified)	570	$25,473
Rofin-Sinar Technologies, Inc.* (Electronics)	380	9,880
Rogers Corp.* (Electronics)	190	8,202
Rollins, Inc. (Commercial Services)	1,235	26,898
Rosetta Resources, Inc.* (Oil & Gas)	760	33,698
RSC Holdings, Inc.* (Commercial Services)	1,140	11,126
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	380	10,028
Ruby Tuesday, Inc.* (Retail)	950	7,971
Ruddick Corp. (Food)	665	29,067
Rudolph Technologies, Inc.* (Semiconductors)	475	3,501
Rue21, Inc.* (Retail)	190	5,062
Rush Enterprises, Inc.* (Retail)	665	12,834
S&T Bancorp, Inc. (Banks)	760	14,189
S1 Corp.* (Internet)	1,235	12,017
Sabra Health Care REIT, Inc. (REIT)	665	6,830
Safeguard Scientifics, Inc.* (Internet)	475	8,032
Safety Insurance Group, Inc. (Insurance)	285	12,147
Saks, Inc.* (Retail)	1,615	17,071
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	760	26,034
Sanderson Farms, Inc. (Food)	285	14,107
Sandy Spring Bancorp, Inc. (Banks)	380	6,464
Sangamo BioSciences, Inc.* (Biotechnology)	950	3,154
Sanmina-SCI Corp.* (Electronics)	1,045	9,206
Sapient Corp. (Internet)	1,425	17,613
Sauer-Danfoss, Inc.* (Machinery - Diversified)	190	7,357
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	3,919
ScanSource, Inc.* (Distribution/Wholesale)	380	13,209
SCBT Financial Corp. (Banks)	285	8,416
Scholastic Corp. (Media)	570	15,304
Schulman (A.), Inc. (Chemicals)	475	10,027
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	20,041
Scientific Games Corp. - Class A* (Entertainment)	950	8,256
Seattle Genetics, Inc.* (Biotechnology)	1,425	31,350
Select Comfort Corp.* (Home Furnishings)	760	15,785
Select Medical Holdings Corp.* (Healthcare - Services)	760	6,612
Selective Insurance Group, Inc. (Insurance)	950	15,228
SemGroup Corp. - Class A* (Pipelines)	570	15,949
Semtech Corp.* (Semiconductors)	855	20,879
Sensient Technologies Corp. (Chemicals)	760	28,090
Sequenom, Inc.* (Biotechnology)	1,520	7,554
Shenandoah Telecommunications Co. (Telecommunications)	570	7,729
Ship Finance International, Ltd. (Transportation)	665	9,516
ShoreTel, Inc.* (Telecommunications)	665	3,890
Shuffle Master, Inc.* (Entertainment)	1,045	11,087
Shutterfly, Inc.* (Internet)	380	15,835
SIGA Technologies, Inc.* (Pharmaceuticals)	475	1,539
Signature Bank* (Banks)	475	26,481
Silicon Graphics International Corp.* (Computers)	475	6,869
Silicon Image, Inc.* (Semiconductors)	1,140	7,342
Simmons First National Corp. - Class A (Banks)	570	14,797
Simpson Manufacturing Co., Inc. (Building Materials)	665	20,389
Sinclair Broadcast Group, Inc. - Class A (Media)	665	6,371
Six Flags Entertainment Corp. (Entertainment)	285	10,232
SJW Corp. (Water)	380	8,846
Skechers U.S.A., Inc. - Class A* (Apparel)	570	8,128
SkyWest, Inc. (Airlines)	855	11,466
Smart Balance, Inc.* (Food)	950	6,223
Smith Corp. (Miscellaneous Manufacturing)	570	21,181
Snyders-Lance, Inc. (Food)	665	14,111
Solar Capital, Ltd. (Investment Companies)	665	14,763
Solarwinds, Inc.* (Software)	760	21,934
Sonic Automotive, Inc. (Retail)	570	8,362
Sonic Corp.* (Retail)	855	6,336
SonoSite, Inc.* (Healthcare - Products)	285	8,832
Sonus Networks, Inc.* (Telecommunications)	3,040	8,056
Sotheby's (Commercial Services)	855	30,113
Sourcefire, Inc.* (Internet)	380	10,469
South Jersey Industries, Inc. (Gas)	475	26,747
Southside Bancshares, Inc. (Banks)	380	7,817
Southwest Gas Corp. (Gas)	570	22,504
Sovran Self Storage, Inc. (REIT)	380	16,796
Spansion, Inc. - Class A* (Computers)	760	7,820
Spartan Stores, Inc. (Food)	475	8,132
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	190	4,822
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	760	8,428
SS&C Technologies Holdings, Inc.* (Software)	475	7,534
Stage Stores, Inc. (Retail)	570	8,909
Standard Microsystems Corp.* (Semiconductors)	475	11,761
Standard Pacific Corp.* (Home Builders)	2,375	7,220
Standex International Corp. (Miscellaneous Manufacturing)	190	7,336
Star Scientific, Inc.* (Agriculture)	1,615	4,684
Starwood Property Trust, Inc. (REIT)	1,235	23,206
State Bank Finacial Corp.* (Banks)	570	8,231
STEC, Inc.* (Computers)	570	6,452
Steelcase, Inc. - Class A (Office Furnishings)	1,235	9,151
Steiner Leisure, Ltd.* (Commercial Services)	285	13,731

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stepan Co. (Chemicals)	190	$14,685
STERIS Corp. (Healthcare - Products)	855	26,488
Sterling Financial Corp.* (Banks)	570	8,556
Steven Madden, Ltd.* (Apparel)	475	17,527
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,520	9,789
Stifel Financial Corp.* (Diversified Financial Services)	665	21,194
Stillwater Mining Co.* (Mining)	1,425	16,188
Stone Energy Corp.* (Oil & Gas)	760	18,460
Stoneridge, Inc.* (Electronics)	570	4,486
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	3,249
Stratasys, Inc.* (Computers)	285	7,991
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	15,135
Strayer Education, Inc. (Commercial Services)	190	16,190
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	380	11,522
SuccessFactors, Inc.* (Commercial Services)	1,045	27,901
Sun Communities, Inc. (REIT)	285	10,853
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	8,197
Sunrise Assisted Living, Inc.* (Healthcare - Services)	855	4,703
Sunstone Hotel Investors, Inc.* (REIT)	1,520	10,564
Super Micro Computer, Inc.* (Computers)	475	7,600
Superior Industries International, Inc. (Auto Parts & Equipment)	380	6,950
Susquehanna Bancshares, Inc. (Banks)	1,520	11,035
SVB Financial Group* (Banks)	570	26,186
Swift Energy Co.* (Oil & Gas)	570	17,453
Swift Transportation Co.* (Transportation)	1,140	10,146
Swisher Hygiene, Inc.* (Commercial Services)	1,140	4,970
Sycamore Networks, Inc. (Telecommunications)	380	7,304
Sykes Enterprises, Inc.* (Computers)	665	10,593
Symetra Financial Corp. (Insurance)	1,140	10,568
Symmetry Medical, Inc.* (Healthcare - Products)	855	7,772
Synaptics, Inc.* (Computers)	475	16,050
Synchronoss Technologies, Inc.* (Software)	380	11,423
SYNNEX Corp.* (Software)	570	16,456
Syntel, Inc. (Computers)	190	9,291
Take-Two Interactive Software, Inc.* (Software)	1,045	16,490
TAL International Group, Inc. (Trucking & Leasing)	380	10,575
Taleo Corp. - Class A* (Software)	475	15,390
Tanger Factory Outlet Centers, Inc. (REIT)	1,045	29,427
Targa Resources Corp. (Oil & Gas Services)	285	9,616
Targacept, Inc.* (Pharmaceuticals)	475	8,360
Team Health Holdings, Inc.* (Commercial Services)	380	7,722
Team, Inc.* (Commercial Services)	380	9,504
Teekay Tankers, Ltd. - Class A (Transportation)	665	3,285
Tejon Ranch Co.* (Agriculture)	285	7,407
Tekelec* (Telecommunications)	1,235	12,128
Teledyne Technologies, Inc.* (Aerospace/Defense)	475	25,873
TeleTech Holdings, Inc.* (Commercial Services)	380	6,642
Tennant Co. (Machinery - Diversified)	285	11,027
Tenneco, Inc.* (Auto Parts & Equipment)	855	27,976
Tesco Corp.* (Oil & Gas Services)	475	7,348
Tessera Technologies, Inc.* (Semiconductors)	950	13,081
Tetra Tech, Inc.* (Environmental Control)	950	20,738
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	12,635
Texas Capital Bancshares, Inc.* (Banks)	570	15,960
Texas Industries, Inc. (Building Materials)	380	11,400
Texas Roadhouse, Inc. - Class A (Retail)	760	10,891
Textainer Group Holdings, Ltd. (Trucking & Leasing)	285	7,823
The Andersons, Inc. (Agriculture)	285	10,522
The Brink's Co. (Miscellaneous Manufacturing)	665	18,480
The Buckle, Inc. (Retail)	380	16,933
The Cato Corp. - Class A (Retail)	380	9,739
The Children's Place Retail Stores, Inc.* (Retail)	285	13,381
The Corporate Executive Board Co. (Commercial Services)	475	17,380
The Ensign Group, Inc. (Healthcare - Services)	285	6,487
The Finish Line, Inc. - Class A (Retail)	665	13,366
The Fresh Market, Inc.* (Food)	380	15,200
The Geo Group, Inc.* (Commercial Services)	950	17,318
The Gorman-Rupp Co. (Machinery - Diversified)	285	7,658
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	5,304
The Hain Celestial Group, Inc.* (Food)	475	15,941
The Jones Group, Inc. (Apparel)	1,140	12,734
The Medicines Co.* (Biotechnology)	760	14,227
The Men's Wearhouse, Inc. (Retail)	665	20,535
The Middleby Corp.* (Machinery - Diversified)	285	24,020
The Navigators Group, Inc.* (Insurance)	190	8,668
The New York Times Co. - Class A* (Media)	1,805	13,754
The Pantry, Inc.* (Retail)	285	4,030
The Pep Boys - Manny, Moe & Jack (Retail)	760	8,740

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	760	$10,260
The Ultimate Software Group, Inc.* (Software)	380	22,868
The Warnaco Group, Inc.* (Apparel)	570	27,987
The Wet Seal, Inc. - Class A* (Retail)	1,330	5,573
Theravance, Inc.* (Pharmaceuticals)	1,045	23,230
Thompson Creek Metals Co., Inc.* (Mining)	2,375	16,934
Titan International, Inc. (Auto Parts & Equipment)	570	12,825
Titan Machinery, Inc.* (Distribution/Wholesale)	190	4,433
TiVo, Inc.* (Home Furnishings)	1,710	18,519
TNS, Inc.* (Commercial Services)	570	11,132
Tompkins Financial Corp. (Banks)	380	14,983
Tootsie Roll Industries, Inc. (Food)	570	14,119
Tower Group, Inc. (Insurance)	570	13,526
TowneBank (Banks)	855	10,653
TPC Group, Inc.* (Chemicals)	190	3,775
Travelzoo, Inc.* (Internet)	95	3,027
Tredegar Corp. (Miscellaneous Manufacturing)	475	9,201
TreeHouse Foods, Inc.* (Food)	475	29,136
Trex Co., Inc.* (Building Materials)	190	3,511
Triangle Capital Corp. (Investment Companies)	475	7,961
TriMas Corp.* (Miscellaneous Manufacturing)	380	7,406
Triple-S Management Corp. - Class B* (Healthcare - Services)	475	9,025
TriQuint Semiconductor, Inc.* (Semiconductors)	2,470	13,140
Triumph Group, Inc. (Aerospace/Defense)	570	33,117
True Religion Apparel, Inc.* (Apparel)	380	12,890
TrueBlue, Inc.* (Commercial Services)	570	7,535
TrustCo Bank Corp. NY (Banks)	2,375	11,780
Trustmark Corp. (Banks)	760	16,826
TTM Technologies, Inc.* (Electronics)	760	8,489
Tutor Perini Corp. (Engineering & Construction)	475	6,902
Twin Disc, Inc. (Machinery - Diversified)	190	7,391
Two Harbors Investment Corp. (REIT)	1,330	12,436
Tyler Technologies, Inc.* (Software)	475	14,996
UIL Holdings Corp. (Electric)	665	22,663
Ultratech Stepper, Inc.* (Semiconductors)	380	8,284
UMB Financial Corp. (Banks)	380	14,011
Umpqua Holdings Corp. (Banks)	1,615	18,492
UniFirst Corp. (Textiles)	285	14,920
Unisource Energy Corp. (Electric)	570	21,250
Unisys Corp.* (Computers)	570	14,814
United Bankshares, Inc. (Banks)	760	18,042
United Fire & Casualty Co. (Insurance)	475	8,935
United Natural Foods, Inc.* (Food)	665	24,279
United Online, Inc. (Internet)	1,520	8,983
United Rentals, Inc.* (Commercial Services)	855	20,016
United Stationers, Inc. (Distribution/Wholesale)	570	18,132
Universal American Corp.* (Insurance)	475	5,463
Universal Corp. (Agriculture)	380	16,272
Universal Display Corp.* (Electrical Components & Equipment)	570	26,693
Universal Electronics, Inc.* (Home Furnishings)	285	5,298
Universal Forest Products, Inc. (Building Materials)	285	8,000
Universal Health Realty Income Trust (REIT)	190	7,214
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	95	3,577
Universal Technical Institute, Inc.* (Commercial Services)	380	5,426
Urstadt Biddle Properties - Class A (REIT)	380	6,779
US Airways Group, Inc.* (Airlines)	2,375	13,704
US Ecology, Inc. (Environmental Control)	475	8,579
US Gold Corp.* (Mining)	1,710	7,763
USA Mobility, Inc. (Telecommunications)	475	6,208
USEC, Inc.* (Mining)	1,995	4,190
USG Corp.* (Building Materials)	1,140	10,556
Vail Resorts, Inc. (Entertainment)	570	25,399
Valassis Communications, Inc.* (Commercial Services)	665	12,987
ValueClick, Inc.* (Internet)	1,045	18,392
ValueVision Media, Inc. - Class A* (Advertising)	760	2,493
Vantage Drilling Co.* (Oil & Gas)	3,040	4,134
VASCO Data Security International, Inc.* (Internet)	475	3,924
Vector Group, Ltd. (Agriculture)	1,045	18,361
Veeco Instruments, Inc.* (Semiconductors)	570	15,213
Venoco, Inc.* (Oil & Gas)	380	3,701
Vera Bradley, Inc.* (Retail)	285	12,910
Verint Systems, Inc.* (Software)	380	11,324
Viad Corp. (Commercial Services)	380	7,953
ViaSat, Inc.* (Telecommunications)	570	24,276
Vicor Corp. (Electrical Components & Equipment)	475	4,346
ViewPoint Financial Group (Savings & Loans)	855	11,004
VirnetX Holding Corp.* (Internet)	570	12,284
ViroPharma, Inc.* (Pharmaceuticals)	1,140	23,074
Virtus Investment Partners, Inc.* (Diversified Financial Services)	95	5,928
Vitamin Shoppe, Inc.* (Retail)	380	14,330
VIVUS, Inc.* (Pharmaceuticals)	1,425	13,438
Vocus, Inc.* (Internet)	285	5,808
Volcano Corp.* (Healthcare - Products)	665	16,578
Volterra Semiconductor Corp.* (Semiconductors)	475	11,258
Vonage Holdings Corp.* (Telecommunications)	2,470	8,275
W&T Offshore, Inc. (Oil & Gas)	570	11,223

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wabash National Corp.* (Auto Manufacturers)	1,425	$9,833
Walter Investment Management Corp. (REIT)	380	9,637
Washington REIT (REIT)	855	24,761
Washington Trust Bancorp, Inc. (Banks)	380	8,922
Watsco, Inc. (Distribution/Wholesale)	475	29,288
Watts Water Technologies, Inc. - Class A (Electronics)	380	11,966
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	6,413
WD-40 Co. (Household Products/Wares)	285	12,546
Web.com Group, Inc.* (Internet)	475	4,589
Websense, Inc.* (Internet)	570	10,169
Webster Financial Corp. (Banks)	855	16,792
Weis Markets, Inc. (Food)	285	11,272
WellCare Health Plans, Inc.* (Healthcare - Services)	570	27,936
Werner Enterprises, Inc. (Transportation)	760	18,012
WesBanco, Inc. (Banks)	855	16,980
West Coast Bancorp* (Banks)	380	5,673
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	29,541
Westamerica Bancorp (Banks)	475	21,289
Western Alliance Bancorp* (Banks)	1,140	7,410
Western Refining, Inc.* (Oil & Gas)	760	12,145
WGL Holdings, Inc. (Gas)	665	28,469
Winn-Dixie Stores, Inc.* (Food)	855	5,421
Winthrop Realty Trust (REIT)	665	6,018
Wintrust Financial Corp. (Banks)	475	13,718
Wolverine World Wide, Inc. (Apparel)	665	25,223
Woodward, Inc. (Electronics)	855	28,967
World Acceptance Corp.* (Diversified Financial Services)	190	12,853
World Fuel Services Corp. (Retail)	1,045	41,643
Worthington Industries, Inc. (Metal Fabricate/Hardware)	950	16,416
Wright Express Corp.* (Commercial Services)	570	26,722
Wright Medical Group, Inc.* (Healthcare - Products)	570	9,798
Xyratex, Ltd. (Computers)	665	9,071
Zep, Inc. (Chemicals)	380	5,791
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,045	5,131
Zoll Medical Corp.* (Healthcare - Products)	285	10,776
Zumiez, Inc.* (Retail)	285	6,484

TOTAL COMMON STOCKS (Cost $12,304,637)		15,034,581

Rights/Warrants (NM)
Magnum Hunter Resources Corp.*(b) (Oil & Gas)	190	—

TOTAL RIGHTS/WARRANTS (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (42.9%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $22,891,023	$22,891,000	$22,891,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,891,000)		22,891,000

TOTAL INVESTMENT SECURITIES (Cost $35,195,637) — 71.1%		37,925,581
Net other assets (liabilities) — 28.9%		15,384,509

NET ASSETS — 100.0%		$53,310,090

*	Non-income producing security
(a)	As of October 31, 2011, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.00% of net assets.
(b)	Security received as part of a corporate action and was fair valued at $0 on October 31, 2011.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $6,701,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $11,366,740)	154	$330,774

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$64,015,273	$(1,233,989)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	15,901,592	(487,418)
		$(1,721,407)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2011:

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Advertising	$15,565	NM
Aerospace/Defense	225,058	0.4%
Agriculture	57,246	0.1%
Airlines	82,817	0.2%
Apparel	219,645	0.4%
Auto Manufacturers	15,077	NM
Auto Parts & Equipment	162,187	0.3%
Banks	907,466	1.7%
Beverages	30,974	0.1%
Biotechnology	318,963	0.6%
Building Materials	135,277	0.3%
Chemicals	262,376	0.5%
Coal	46,583	0.1%
Commercial Services	1,000,933	1.9%
Computers	303,295	0.6%
Cosmetics/Personal Care	15,025	NM
Distribution/Wholesale	162,106	0.3%
Diversified Financial Services	243,215	0.5%
Electric	348,346	0.7%
Electrical Components & Equipment	150,350	0.3%
Electronics	333,652	0.6%
Energy - Alternate Sources	15,949	NM
Engineering & Construction	114,350	0.2%
Entertainment	135,108	0.3%
Environmental Control	124,604	0.2%
Food	289,719	0.5%
Forest Products & Paper	119,545	0.2%
Gas	192,531	0.4%
Hand/Machine Tools	13,087	NM
Healthcare - Products	524,072	1.0%
Healthcare - Services	296,016	0.6%
Holding Companies - Diversified	16,111	NM
Home Builders	50,298	0.1%
Home Furnishings	63,819	0.1%
Household Products/Wares	70,169	0.1%
Insurance	473,461	0.9%
Internet	376,063	0.7%
Investment Companies	123,522	0.2%
Iron/Steel	3,577	NM
Leisure Time	61,098	0.1%
Lodging	42,052	0.1%
Machinery - Construction & Mining	15,794	NM
Machinery - Diversified	238,893	0.5%
Media	107,969	0.2%
Metal Fabricate/Hardware	114,119	0.2%
Mining	205,093	0.4%
Miscellaneous Manufacturing	357,841	0.7%
Office Furnishings	59,651	0.1%
Oil & Gas	538,258	1.0%
Oil & Gas Services	269,323	0.5%
Packaging & Containers	10,917	NM
Pharmaceuticals	444,724	0.8%
Pipelines	24,614	NM
Private Equity	10,116	NM
REIT	1,268,526	2.4%
Real Estate	12,635	NM
Retail	950,326	1.8%
Savings & Loans	145,666	0.3%
Semiconductors	519,166	1.0%
Software	654,235	1.2%
Storage/Warehousing	10,340	NM
Telecommunications	529,500	1.0%
Textiles	26,457	0.1%
Toys/Games/Hobbies	9,011	NM
Transportation	279,448	0.5%
Trucking & Leasing	42,418	0.1%
Water	48,234	0.1%
Other**	38,275,509	71.8%
Total	$53,310,090	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (31.8%)
3M Co. (Miscellaneous Manufacturing)	4,355	$344,132
Alcoa, Inc. (Mining)	4,355	46,860
American Express Co. (Diversified Financial Services)	4,355	220,450
AT&T, Inc. (Telecommunications)	4,355	127,645
Bank of America Corp. (Banks)	4,355	29,745
Boeing Co. (Aerospace/Defense)	4,355	286,515
Caterpillar, Inc. (Machinery - Construction & Mining)	4,355	411,373
Chevron Corp. (Oil & Gas)	4,355	457,493
Cisco Systems, Inc. (Telecommunications)	4,355	80,698
Coca-Cola Co. (Beverages)	4,355	297,534
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	209,345
Exxon Mobil Corp. (Oil & Gas)	4,355	340,082
General Electric Co. (Miscellaneous Manufacturing)	4,355	72,772
Hewlett-Packard Co. (Computers)	4,355	115,887
Home Depot, Inc. (Retail)	4,355	155,909
Intel Corp. (Semiconductors)	4,355	106,872
International Business Machines Corp. (Computers)	4,355	804,064
J.P. Morgan Chase & Co. (Banks)	4,355	151,380
Johnson & Johnson (Healthcare - Products)	4,355	280,418
Kraft Foods, Inc. (Food)	4,355	153,209
McDonald’s Corp. (Retail)	4,355	404,362
Merck & Co., Inc. (Pharmaceuticals)	4,355	150,247
Microsoft Corp. (Software)	4,355	115,974
Pfizer, Inc. (Pharmaceuticals)	4,355	83,877
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	278,676
The Travelers Cos., Inc. (Insurance)	4,355	254,114
United Technologies Corp. (Aerospace/Defense)	4,355	339,603
Verizon Communications, Inc. (Telecommunications)	4,355	161,048
Wal-Mart Stores, Inc. (Retail)	4,355	247,016
Walt Disney Co. (Media)	4,355	151,902

TOTAL COMMON STOCKS (Cost $3,748,828)		6,879,202

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.2%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $12,123,012	$12,123,000	$12,123,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,123,000)		12,123,000

TOTAL INVESTMENT SECURITIES (Cost $15,871,828) — 88.0%		19,002,202
Net other assets (liabilities) — 12.0%		2,579,260

NET ASSETS — 100.0%		$21,581,462

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,937,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 12/19/11 (Underlying notional amount at value $1,368,270)	23	$63,667

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$19,811,614	$(314,418)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	14,976,056	(319,131)
		$(633,549)

UltraDow 30 ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$626,118	2.9%
Banks	181,125	0.8%
Beverages	297,534	1.4%
Chemicals	209,345	1.0%
Computers	919,951	4.3%
Cosmetics/Personal Care	278,676	1.3%
Diversified Financial Services	220,450	1.0%
Food	153,209	0.7%
Healthcare - Products	280,418	1.3%
Insurance	254,114	1.2%
Machinery - Construction & Mining	411,373	1.9%
Media	151,902	0.7%
Mining	46,860	0.2%
Miscellaneous Manufacturing	416,904	1.9%
Oil & Gas	797,575	3.7%
Pharmaceuticals	234,124	1.1%
Retail	807,287	3.7%
Semiconductors	106,872	0.5%
Software	115,974	0.5%
Telecommunications	369,391	1.7%
Other**	14,702,260	68.2%
Total	$21,581,462	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (56.4%)
Activision Blizzard, Inc. (Software)	33,319	$446,141
Adobe Systems, Inc.* (Software)	14,443	424,769
Akamai Technologies, Inc.* (Internet)	5,434	146,392
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,434	366,849
Altera Corp. (Semiconductors)	9,438	357,889
Amazon.com, Inc.* (Internet)	13,156	2,808,938
Amgen, Inc. (Biotechnology)	26,884	1,539,647
Apollo Group, Inc. - Class A* (Commercial Services)	4,004	189,589
Apple Computer, Inc.* (Computers)	27,027	10,939,989
Applied Materials, Inc. (Semiconductors)	38,324	472,152
Autodesk, Inc.* (Software)	6,721	232,547
Automatic Data Processing, Inc. (Commercial Services)	14,300	748,319
Baidu, Inc.ADR* (Internet)	7,865	1,102,516
Bed Bath & Beyond, Inc.* (Retail)	7,293	450,999
Biogen Idec, Inc.* (Biotechnology)	7,007	815,335
BMC Software, Inc.* (Software)	5,148	178,944
Broadcom Corp. - Class A (Semiconductors)	14,014	505,765
C.H. Robinson Worldwide, Inc. (Transportation)	4,862	337,569
CA, Inc. (Software)	14,729	319,030
Celgene Corp.* (Biotechnology)	13,299	862,174
Cerner Corp.* (Software)	4,862	308,397
Check Point Software Technologies, Ltd.* (Software)	6,006	346,126
Cisco Systems, Inc. (Telecommunications)	160,160	2,967,765
Citrix Systems, Inc.* (Software)	5,434	395,758
Cognizant Technology Solutions Corp.* (Computers)	8,866	645,001
Comcast Corp. - Class A (Media)	60,918	1,428,527
Costco Wholesale Corp. (Retail)	12,727	1,059,523
Ctrip.com International, Ltd.ADR* (Internet)	4,290	149,549
Dell, Inc.* (Computers)	53,196	841,029
DENTSPLY International, Inc. (Healthcare - Products)	4,147	153,273
DIRECTV - Class A* (Media)	21,450	975,117
Dollar Tree, Inc.* (Retail)	3,575	285,857
eBay, Inc.* (Internet)	37,609	1,197,094
Electronic Arts, Inc.* (Software)	9,581	223,716
Expedia, Inc. (Internet)	7,293	191,514
Expeditors International of Washington, Inc. (Transportation)	6,149	280,394
Express Scripts, Inc.* (Pharmaceuticals)	14,157	647,400
F5 Networks, Inc.* (Internet)	2,288	237,838
Fastenal Co. (Distribution/Wholesale)	8,580	326,812
First Solar, Inc.* (Energy - Alternate Sources)	2,574	128,108
Fiserv, Inc.* (Software)	4,147	244,134
Flextronics International, Ltd.* (Electronics)	21,307	139,880
FLIR Systems, Inc. (Electronics)	4,719	124,110
Garmin, Ltd. (Electronics)	5,720	196,711
Gilead Sciences, Inc.* (Biotechnology)	22,451	935,309
Google, Inc. - Class A* (Internet)	7,436	4,406,871
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,433	288,234
Henry Schein, Inc.* (Healthcare - Products)	2,717	188,342
Illumina, Inc.* (Biotechnology)	3,575	109,467
Infosys Technologies, Ltd.ADR (Computers)	2,431	142,432
Intel Corp. (Semiconductors)	153,010	3,754,865
Intuit, Inc. (Software)	8,866	475,838
Intuitive Surgical, Inc.* (Healthcare - Products)	1,144	496,336
Joy Global, Inc. (Machinery - Construction & Mining)	3,003	261,862
KLA -Tencor Corp. (Semiconductors)	4,862	228,952
Lam Research Corp.* (Semiconductors)	3,575	153,689
Liberty Media Holding Corp. - Interactive Series A* (Internet)	16,731	274,890
Life Technologies Corp.* (Biotechnology)	5,291	215,185
Linear Technology Corp. (Semiconductors)	6,578	212,535
Marvell Technology Group, Ltd.* (Semiconductors)	17,875	250,071
Mattel, Inc. (Toys/Games/Hobbies)	10,010	282,682
Maxim Integrated Products, Inc. (Semiconductors)	8,580	224,453
Microchip Technology, Inc. (Semiconductors)	5,577	201,664
Micron Technology, Inc.* (Semiconductors)	29,172	163,071
Microsoft Corp. (Software)	244,101	6,500,410
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,441	243,470
NetApp, Inc.* (Computers)	10,868	445,153
Netflix, Inc.* (Internet)	1,573	129,112
News Corp. - Class A (Media)	53,196	931,994
NII Holdings, Inc. - Class B* (Telecommunications)	5,005	117,768
NVIDIA Corp.* (Semiconductors)	17,589	260,317
O’Reilly Automotive, Inc.* (Retail)	4,004	304,504
Oracle Corp. (Software)	147,290	4,826,693
PACCAR, Inc. (Auto Manufacturers)	10,582	457,566
Paychex, Inc. (Commercial Services)	10,582	308,359
Priceline.com, Inc.* (Internet)	1,430	726,040
QIAGEN N.V.* (Healthcare - Products)	6,864	94,586
Qualcomm, Inc. (Telecommunications)	48,906	2,523,550
Research In Motion, Ltd.* (Computers)	15,158	306,192
Ross Stores, Inc. (Retail)	3,432	301,089
SanDisk Corp.* (Computers)	7,007	355,045
Seagate Technology PLC (Computers)	12,155	196,303
Sears Holdings Corp.* (Retail)	3,146	245,954
Sigma-Aldrich Corp. (Chemicals)	3,575	234,091
Sirius XM Radio, Inc.* (Media)	114,972	205,800
Staples, Inc. (Retail)	20,592	308,056
Starbucks Corp. (Retail)	21,736	920,302
Stericycle, Inc.* (Environmental Control)	2,574	215,135
Symantec Corp.* (Internet)	21,879	372,162
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,306	829,500

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	4,576	$124,696
VeriSign, Inc. (Internet)	4,862	156,022
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,006	237,778
Virgin Media, Inc. (Telecommunications)	9,152	223,126
Vodafone Group PLCADR (Telecommunications)	26,169	728,545
Warner Chilcott PLC - Class A* (Pharmaceuticals)	7,436	134,740
Whole Foods Market, Inc. (Food)	5,148	371,274
Wynn Resorts, Ltd. (Lodging)	3,575	474,760
Xilinx, Inc. (Semiconductors)	7,722	258,378
Yahoo!, Inc.* (Internet)	36,751	574,786

TOTAL COMMON STOCKS (Cost $35,144,455)		75,649,190

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.5%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $47,622,047	$47,622,000	$47,622,000

TOTAL REPURCHASE AGREEMENTS (Cost $47,622,000)		47,622,000

TOTAL INVESTMENT SECURITIES (Cost $82,766,455) — 91.9%		123,271,190
Net other assets (liabilities) — 8.1%		10,930,721

NET ASSETS — 100.0%		$134,201,911

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $22,787,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $14,514,500)	308	$620,695

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$56,862,727	$(955,677)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	121,668,253	(1,677,437)
		$(2,633,114)

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$457,566	0.3%
Beverages	288,234	0.2%
Biotechnology	5,081,744	3.8%
Chemicals	234,091	0.2%
Commercial Services	1,246,267	0.9%
Computers	13,871,144	10.3%
Distribution/Wholesale	326,812	0.2%
Electronics	460,701	0.3%
Energy - Alternate Sources	128,108	0.1%
Environmental Control	215,135	0.2%
Food	371,274	0.3%
Healthcare - Products	932,537	0.7%
Internet	12,473,724	9.3%
Lodging	474,760	0.4%
Machinery - Construction & Mining	261,862	0.2%
Media	3,541,438	2.6%
Pharmaceuticals	1,855,110	1.4%
Retail	4,000,980	3.0%
Semiconductors	7,043,801	5.3%
Software	14,922,503	11.1%
Telecommunications	6,560,754	4.9%
Toys/Games/Hobbies	282,682	0.2%
Transportation	617,963	0.5%
Other**	58,552,721	43.6%
Total	$134,201,911	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.2%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $30,590,030	$30,590,000	$30,590,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,590,000)		30,590,000

TOTAL INVESTMENT SECURITIES (Cost $30,590,000) — 96.2%		30,590,000
Net other assets (liabilities) — 3.8%		1,215,700

NET ASSETS — 100.0%		$31,805,700

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $8,524,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$31,540,346	$(1,624,161)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	31,969,648	(2,074,347)
		$(3,698,508)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (56.4%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	108,965	$2,769,890
AngloGold Ashanti, Ltd.ADR (Mining)	21,204	958,633
Baidu, Inc.ADR* (Internet)	7,657	1,073,358
Banco Santander Brasil S.A.ADR (Banks)	31,806	289,435
BRF-Brazil Foods S.A.ADR (Food)	37,696	793,501
Cemex S.A.B. de C.V.ADR* (Building Materials)	57,133	249,671
China Life Insurance Co., Ltd.ADR (Insurance)	28,272	1,095,540
China Mobile, Ltd.ADR (Telecommunications)	58,900	2,801,284
China Petroleum and Chemical Corp.ADR (Oil & Gas)	9,424	889,626
China Telecom Corp., Ltd.ADR (Telecommunications)	7,657	467,843
China Unicom, Ltd.ADR (Telecommunications)	26,505	533,015
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	21,793	732,899
CNOOC, Ltd.ADR (Oil & Gas)	8,246	1,555,278
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	13,547	364,821
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	44,175	413,478
Companhia Vale Do Rio DoceADR (Mining)	73,625	1,870,811
Compania de Minas Buenaventura S.A.ADR (Mining)	8,835	361,616
Ctrip.com International, Ltd.ADR* (Internet)	8,246	287,455
Ecopetrol S.A.ADR (Oil & Gas)	11,780	501,121
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,890	284,134
Enersis S.A.ADR (Electric)	14,725	289,052
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	10,602	710,864
Gold Fields, Ltd.ADR (Mining)	37,696	657,041
Grupo Televisa S.A.ADR (Media)	31,806	678,422
HDFC Bank, Ltd.ADR (Banks)	31,806	1,006,978
ICICI Bank, Ltd.ADR (Banks)	24,149	897,377
Infosys Technologies, Ltd.ADR (Computers)	27,094	1,587,437
KB Financial Group, Inc.ADR (Diversified Financial Services)	21,793	851,017
Korea Electric Power Corp.ADR* (Electric)	29,450	324,833
Mobile TeleSystemsADR (Telecommunications)	28,861	412,424
PetroChina Co., Ltd.ADR (Oil & Gas)	11,780	1,526,806
Petroleo Brasileiro S.A.ADR (Oil & Gas)	93,062	2,513,605
POSCOADR (Iron/Steel)	15,314	1,315,779
PT Telekomunikasi IndonesiaADR (Telecommunications)	14,136	477,797
Sasol, Ltd.ADR (Oil & Gas)	27,683	1,252,379
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	12,369	984,572
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	5,301	310,108
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	274,474	3,463,862
Tata Motors, Ltd.ADR (Auto Manufacturers)	19,437	389,712
Ultrapar Participacoes S.A.ADR (Chemicals)	22,971	407,965
United Microelectronics Corp.ADR (Semiconductors)	146,661	327,054
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	11,191	276,418

TOTAL COMMON STOCKS (Cost $35,824,944)		38,954,911

Preferred Stocks (18.7%)
Banco Bradesco S.A.ADR (Banks)	107,787	1,961,723
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	44,764	1,509,442
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	21,793	371,353
Gerdau S.A.ADR (Iron/Steel)	50,654	456,899
Itau Unibanco Holding S.A.ADR (Banks)	126,046	2,410,000
Petroleo Brasileiro S.A.ADR (Oil & Gas)	120,156	3,038,745
Telefonica Brasil S.A.ADR (Telecommunications)	16,492	478,598
Vale S.A.ADR (Mining)	114,855	2,710,578

TOTAL PREFERRED STOCKS (Cost $11,695,249)		12,937,338

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.4%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $16,845,017	$16,845,000	$16,845,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,845,000)		16,845,000

TOTAL INVESTMENT SECURITIES (Cost $64,365,193) — 99.5%		68,737,249
Net other assets (liabilities) — 0.5%		371,313

NET ASSETS — 100.0%		$69,108,562

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $10,194,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$42,773,811	$(1,092,818)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	43,443,278	(993,638)
		$(2,086,456)

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$389,712	0.6%
Banks	6,565,513	9.5%
Beverages	2,585,127	3.7%
Building Materials	249,671	0.4%
Chemicals	718,073	1.0%
Coal	276,418	0.4%
Computers	1,587,437	2.3%
Diversified Financial Services	1,835,589	2.7%
Electric	1,269,372	1.8%
Food	793,501	1.1%
Insurance	1,095,540	1.6%
Internet	1,360,813	2.0%
Iron/Steel	2,186,156	3.2%
Media	678,422	1.0%
Mining	6,558,679	9.5%
Oil & Gas	11,277,560	16.3%
Semiconductors	3,790,916	5.5%
Telecommunications	8,673,750	12.5%
Other**	17,216,313	24.9%
Total	$69,108,562	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2011:

	Value	% of Net Assets
Brazil	$19,590,954	28.2%
Chile	883,294	1.2%
China	10,506,623	15.3%
Colombia	501,121	0.7%
India	3,881,504	5.7%
Indonesia	477,797	0.7%
Mexico	4,408,847	6.4%
Peru	361,616	0.5%
Russia	412,424	0.6%
South Africa	2,868,053	4.2%
South Korea	3,476,201	5.0%
Taiwan	4,523,815	6.6%
Other**	17,216,313	24.9%
Total	$69,108,562	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (41.0%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	21,600	$549,072
Banco De ChileADR (Banks)	3,700	300,033
Banco Santander Brasil S.A.ADR (Banks)	38,600	351,260
Banco Santander Chile S.A.ADR (Banks)	2,900	236,872
BRF-Brazil Foods S.A.ADR (Food)	41,800	879,890
Cemex S.A.B. de C.V.ADR* (Building Materials)	21,600	94,392
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	13,300	358,169
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	35,900	336,024
Companhia Vale Do Rio DoceADR (Mining)	41,000	1,041,810
Compania de Minas Buenaventura S.A.ADR (Mining)	9,100	372,463
Ecopetrol S.A.ADR (Oil & Gas)	11,000	467,940
Embraer S.A.ADR (Aerospace/Defense)	6,800	189,176
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,800	279,792
Enersis S.A.ADR (Electric)	13,800	270,894
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	8,200	549,810
Grupo Televisa S.A.ADR (Media)	22,200	473,526
Lan Airlines S.A.ADR (Airlines)	11,900	298,333
Petroleo Brasileiro S.A.ADR (Oil & Gas)	39,200	1,058,792
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	5,300	310,050
Telefonos de Mexico S.A.B. de C.V.ADR (Telecommunications)	11,300	176,732
Tim Participacoes S.A. (Telecommunications)	6,700	174,468
Ultrapar Participacoes S.A.ADR (Chemicals)	26,000	461,760

TOTAL COMMON STOCKS (Cost $6,491,725)		9,231,258

Preferred Stocks (33.5%)
Banco Bradesco S.A.ADR (Banks)	38,000	691,600
Bancolombia S.A.ADR (Banks)	5,100	318,138
Centrais Eletricas Brasileiras S.A.ADR (Electric)	23,200	230,840
Centrais Eletricas Brasileiras S.A. - Class BADR (Electric)	11,800	164,610
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	9,200	360,548
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	30,600	1,031,832
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	19,400	330,576
Gerdau S.A.ADR (Iron/Steel)	40,500	365,310
Itau Unibanco Holding S.A.ADR (Banks)	37,800	722,736
Petroleo Brasileiro S.A.ADR (Oil & Gas)	50,600	1,279,674
Tele Norte Leste Participacoes S.A.ADR (Telecommunications)	14,300	155,155
Telefonica Brasil S.A.ADR (Telecommunications)	13,200	383,064
Vale S.A.ADR (Mining)	63,500	1,498,600

TOTAL PREFERRED STOCKS (Cost $4,732,265)		7,532,683

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.9%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $6,067,006	$6,067,000	$6,067,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,067,000)		6,067,000

TOTAL INVESTMENT SECURITIES (Cost $17,290,990) — 101.4%		22,830,941
Net other assets (liabilities) — (1.4)%		(314,663)

NET ASSETS — 100.0%		$22,516,278

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,281,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$6,063,434	$(147,302)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	22,286,718	(449,701)
		$(597,003)

UltraLatin America ProFund invested in the following industries as of October 31, 2011:

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Aerospace/Defense	$189,176	0.9%
Airlines	298,333	1.3%
Banks	2,620,639	11.6%
Beverages	1,939,811	8.6%
Building Materials	94,392	0.4%
Chemicals	771,810	3.4%
Electric	1,276,712	5.7%
Food	1,240,438	5.5%
Iron/Steel	701,334	3.1%
Media	473,526	2.1%
Mining	2,912,873	13.0%
Oil & Gas	2,806,406	12.5%
Telecommunications	1,438,491	6.4%
Other**	5,752,337	25.5%
Total	$22,516,278	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2011:

	Value	% of Net Assets
Brazil	$12,065,894	53.7%
Chile	1,695,974	7.5%
Colombia	786,078	3.5%
Mexico	1,843,532	8.1%
Peru	372,463	1.7%
Other**	5,752,337	25.5%
Total	$22,516,278	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (74.9%)
3SBio, Inc.ADR* (Biotechnology)	4,232	$48,710
51job, Inc.ADR* (Commercial Services)	1,748	80,723
7 Days Group Holdings, Ltd.ADR* (Lodging)	3,956	65,314
Aluminum Corp. of China, Ltd.ADR (Mining)	14,628	194,406
AutoNavi Holdings, Ltd.ADR* (Software)	5,152	66,306
Baidu, Inc.ADR* (Internet)	5,152	722,207
Changyou.com, Ltd.ADR* (Software)	2,024	53,292
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	5,704	110,087
China Kanghui Holdings, Inc.ADR* (Healthcare - Products)	3,956	61,991
China Life Insurance Co., Ltd.ADR (Insurance)	19,596	759,345
China Lodging Group, Ltd.ADR* (Lodging)	4,876	75,724
China Mobile, Ltd.ADR (Telecommunications)	25,116	1,194,517
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,900	651,360
China Southern Airlines Co., Ltd.ADR* (Airlines)	4,416	121,572
China Telecom Corp., Ltd.ADR (Telecommunications)	7,360	449,696
China Unicom, Ltd.ADR (Telecommunications)	23,920	481,031
CNinsure, Inc.ADR* (Insurance)	6,532	49,317
CNOOC, Ltd.ADR (Oil & Gas)	4,968	937,015
Ctrip.com International, Ltd.ADR* (Internet)	9,200	320,712
E-House China Holdings, Ltd.ADR (Real Estate)	10,856	85,220
Focus Media Holding, Ltd.ADR* (Advertising)	7,728	210,047
Giant Interactive Group, Inc.ADR (Internet)	15,272	59,408
Guangshen Railway Co., Ltd.ADR (Transportation)	5,060	87,234
hiSoft Technology International, Ltd.ADR* (Software)	6,256	77,449
Home Inns & Hotels Management, Inc.ADR* (Lodging)	3,312	113,138
Huaneng Power International, Inc.ADR (Electric)	8,832	158,711
iSoftStone Holding, Ltd.ADR* (Commercial Services)	8,648	92,707
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	25,484	56,320
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	14,812	61,322
Melco Crown Entertainment, Ltd.ADR* (Lodging)	16,836	193,109
Mindray Medical International, Ltd.ADR (Healthcare - Products)	8,280	226,044
Netease.com, Inc.ADR* (Internet)	5,704	270,198
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	9,200	272,688
Perfect World Co., Ltd.ADR* (Internet)	5,796	75,406
PetroChina Co., Ltd.ADR (Oil & Gas)	7,084	918,157
Qihoo 360 Technology Co., Ltd.ADR* (Internet)	2,668	53,920
Renren, Inc.ADR* (Internet)	10,580	74,483
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	47,472	125,801
Shanda Games, Ltd.ADR* (Software)	14,812	75,393
Shanda Interactive Entertainment, Ltd.ADR* (Internet)	3,588	142,623
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,220	117,079
Spreadtrum Communications, Inc.ADR (Electronics)	5,888	156,444
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	21,344	58,483
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	10,488	84,638
VanceInfo Technologies, Inc.ADR* (Computers)	7,728	89,722
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	9,660	120,074
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	12,972	320,408
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	18,584	75,451
Youku.com, Inc.ADR* (Internet)	7,728	164,143

TOTAL COMMON STOCKS (Cost $8,715,997)		11,059,145

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.2%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $4,158,004	$4,158,000	$4,158,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,158,000)		4,158,000

TOTAL INVESTMENT SECURITIES (Cost $12,873,997) — 103.1%		15,217,145
Net other assets (liabilities) — (3.1)%		(457,133)

NET ASSETS — 100.0%		$14,760,012

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,505,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$8,618,901	$(412,742)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	9,893,596	(453,520)
		$(866,262)

UltraChina ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$210,047	1.4%
Airlines	231,659	1.6%
Biotechnology	168,784	1.1%
Chemicals	117,079	0.8%
Coal	320,408	2.2%
Commercial Services	446,118	3.0%
Computers	89,722	0.6%
Electric	158,711	1.1%
Electrical Components & Equipment	133,934	0.9%
Electronics	156,444	1.1%
Energy - Alternate Sources	202,280	1.4%
Healthcare - Products	288,035	1.9%
Insurance	808,662	5.5%
Internet	1,883,100	12.8%
Lodging	447,285	3.0%
Mining	194,406	1.3%
Oil & Gas	2,506,532	17.0%
Real Estate	85,220	0.6%
Semiconductors	125,801	0.8%
Software	272,440	1.8%
Telecommunications	2,125,244	14.4%
Transportation	87,234	0.6%
Other**	3,700,867	25.1%
Total	$14,760,012	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2011:

	Value	% of Net Assets
China	$11,059,145	74.9%
Other**	3,700,867	25.1%
Total	$14,760,012	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (75.9%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $9,286,009	$9,286,000	$9,286,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,286,000)		9,286,000

TOTAL INVESTMENT SECURITIES (Cost $9,286,000) — 75.9%		9,286,000
Net other assets (liabilities) — 24.1%		2,956,393

NET ASSETS — 100.0%		$12,242,393

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $150,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/9/11 (Underlying notional amount at value $23,142,750)	523	$273,555

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$1,383,259	$(38,112)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 10/31/11, due 11/1/11, total to be received $50,606,050	$50,606,000	$50,606,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,606,000)		50,606,000

TOTAL INVESTMENT SECURITIES (Cost $50,606,000) — 100.2%		50,606,000
Net other assets (liabilities) — (0.2)%		(125,122)

NET ASSETS — 100.0%		$50,480,878

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $6,676,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $13,293,863)	213	$(586,125)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(14,401,267)	$359,077
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(22,683,902)	565,247
		$924,324

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (151.0%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $9,162,009	$9,162,000	$9,162,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,162,000)		9,162,000

TOTAL INVESTMENT SECURITIES (Cost $9,162,000) — 151.0%		9,162,000
Net other assets (liabilities) — (51.0)%		(3,093,938)

NET ASSETS — 100.0%		$6,068,062

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,486,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $442,860)	6	$(20,080)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,047,305)	$129,102
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,577,394)	176,615
		$305,717

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (238.4%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $8,986,009	$8,986,000	$8,986,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,986,000)		8,986,000

TOTAL INVESTMENT SECURITIES (Cost $8,986,000) — 238.4%		8,986,000
Net other assets (liabilities) — (138.4)%		(5,216,775)

NET ASSETS — 100.0%		$3,769,225

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,571,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $471,250)	10	$(11,085)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,777,019)	$46,578
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(517,421)	90,327
		$136,905

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.1%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $29,316,029	$29,316,000	$29,316,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,316,000)		29,316,000

TOTAL INVESTMENT SECURITIES (Cost $29,316,000) — 99.1%		29,316,000
Net other assets (liabilities) — 0.9%		264,743

NET ASSETS — 100.0%		$29,580,743

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $8,188,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/19/11 (Underlying notional amount at value $9,736,350)	156	$7,360

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(26,020,332)	$646,693
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(23,859,892)	599,512
		$1,246,205

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $3,353,003	$3,353,000	$3,353,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,353,000)		3,353,000

TOTAL INVESTMENT SECURITIES (Cost $3,353,000) — 91.5%		3,353,000
Net other assets (liabilities) — 8.5%		313,434

NET ASSETS — 100.0%		$3,666,434

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,000,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/11 (Underlying notional amount at value $531,180)	6	$52

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(3,311,719)	$100,080
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(3,477,627)	87,825
		$187,905

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (110.4%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $18,809,018	$18,809,000	$18,809,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,809,000)		18,809,000

TOTAL INVESTMENT SECURITIES (Cost $18,809,000) — 110.4%		18,809,000
Net other assets (liabilities) — (10.4)%		(1,767,567)

NET ASSETS — 100.0%		$17,041,433

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $7,528,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contract expiring 12/19/11 (Underlying notional amount at value $4,354,790)	59	$(294,408)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,438,724)	$164,811
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(28,532,339)	1,058,812
		$1,223,623

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (138.1%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $12,744,013	$12,744,000	$12,744,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,744,000)		12,744,000

TOTAL INVESTMENT SECURITIES (Cost $12,744,000) — 138.1%		12,744,000
Net other assets (liabilities) — (38.1)%		(3,514,814)

NET ASSETS — 100.0%		$9,229,186

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,539,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/19/11 (Underlying notional amount at value $2,320,110)	39	$(104,708)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(5,541,246)	$117,574
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(10,543,369)	376,040
		$493,614

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (112.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $18,627,018	$18,627,000	$18,627,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,627,000)		18,627,000

TOTAL INVESTMENT SECURITIES (Cost $18,627,000) — 112.5%		18,627,000
Net other assets (liabilities) — (12.5)%		(2,070,845)

NET ASSETS — 100.0%		$16,556,155

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $5,686,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/11 (Underlying notional amount at value $4,476,875)	95	$(264,391)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(14,742,987)	$247,282
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(13,944,497)	299,730
		$547,012

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (89.2%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $12,485,012	$12,485,000	$12,485,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,485,000)		12,485,000

TOTAL INVESTMENT SECURITIES (Cost $12,485,000) — 89.2%		12,485,000
Net other assets (liabilities) — 10.8%		1,511,455

NET ASSETS — 100.0%		$13,996,455

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,144,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(22,049,448)	$1,397,547
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(6,052,255)	159,056
		$1,556,603

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (156.9%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $12,179,012	$12,179,000	$12,179,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,179,000)		12,179,000

TOTAL INVESTMENT SECURITIES (Cost $12,179,000) — 156.9%		12,179,000
Net other assets (liabilities) — (56.9)%		(4,414,427)

NET ASSETS — 100.0%		$7,764,573

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,747,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(7,798,338)	$372,759
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(7,738,693)	255,357
		$628,116

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $5,529,005	$5,529,000	$5,529,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,529,000)		5,529,000

TOTAL INVESTMENT SECURITIES (Cost $5,529,000) — 100.7%		5,529,000
Net other assets (liabilities) — (0.7)%		(36,660)

NET ASSETS — 100.0%		$5,492,340

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,254,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(2,678,685)	$42,477
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(8,286,832)	172,514
		$214,991

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.2%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $4,195,004	$4,195,000	$4,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,195,000)		4,195,000

TOTAL INVESTMENT SECURITIES (Cost $4,195,000) — 98.2%		4,195,000
Net other assets (liabilities) — 1.8%		76,645

NET ASSETS — 100.0%		$4,271,645

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,625,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(2,710,318)	$120,763
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(5,804,629)	279,853
		$400,616

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (76.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,330,001	$1,330,000	$1,330,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,330,000)		1,330,000

TOTAL INVESTMENT SECURITIES (Cost $1,330,000) — 76.8%		1,330,000
Net other assets (liabilities) — 23.2%		400,650

NET ASSETS — 100.0%		$1,730,650

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $70,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 12/9/11 (Underlying notional amount at value $3,230,250)	73	$(15,833)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(219,572)	$6,037

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (67.6%)
Associated Banc-Corp. (Banks)	2,492	$27,786
Astoria Financial Corp. (Savings & Loans)	1,246	10,342
BancorpSouth, Inc. (Banks)	1,068	10,434
Bank of America Corp. (Banks)	143,646	981,102
Bank of Hawaii Corp. (Banks)	712	30,068
BB&T Corp. (Banks)	9,790	228,499
BOK Financial Corp. (Banks)	356	18,590
CapitalSource, Inc. (Banks)	4,628	29,434
Capitol Federal Financial, Inc. (Savings & Loans)	2,314	25,662
Cathay Bancorp, Inc. (Banks)	1,068	14,941
Citigroup, Inc. (Banks)	41,296	1,304,541
City National Corp. (Banks)	712	30,203
Comerica, Inc. (Banks)	2,848	72,766
Commerce Bancshares, Inc. (Banks)	1,068	41,438
Cullen/Frost Bankers, Inc. (Banks)	890	43,646
East West Bancorp, Inc. (Banks)	2,136	41,588
F.N.B. Corp. (Banks)	1,780	17,960
Fifth Third Bancorp (Banks)	12,994	156,058
First Financial Bankshares, Inc. (Banks)	534	16,960
First Horizon National Corp. (Banks)	3,738	26,132
First Midwest Bancorp, Inc. (Banks)	1,068	9,623
First Niagara Financial Group, Inc. (Savings & Loans)	4,272	39,260
First Republic Bank* (Banks)	1,068	29,584
FirstMerit Corp. (Banks)	1,602	22,444
Fulton Financial Corp. (Banks)	2,848	26,885
Glacier Bancorp, Inc. (Banks)	1,068	12,122
Hancock Holding Co. (Banks)	1,068	32,360
Hudson City Bancorp, Inc. (Savings & Loans)	6,942	43,387
Huntington Bancshares, Inc. (Banks)	12,282	63,621
IBERIABANK Corp. (Banks)	356	18,412
International Bancshares Corp. (Banks)	890	16,127
J.P. Morgan Chase & Co. (Banks)	55,536	1,930,431
KeyCorp (Banks)	13,528	95,508
M&T Bank Corp. (Banks)	1,780	135,476
MB Financial, Inc. (Banks)	712	11,798
National Penn Bancshares, Inc. (Banks)	1,780	13,884
New York Community Bancorp (Savings & Loans)	6,230	82,921
Old National Bancorp (Banks)	1,424	16,476
PacWest Bancorp (Banks)	534	9,420
Park National Corp. (Banks)	178	10,628
People’s United Financial, Inc. (Savings & Loans)	5,340	68,085
PNC Financial Services Group (Banks)	7,476	401,536
Popular, Inc.* (Banks)	14,596	27,149
PrivateBancorp, Inc. (Banks)	890	9,701
Prosperity Bancshares, Inc. (Banks)	712	27,405
Provident Financial Services, Inc. (Savings & Loans)	890	11,525
Regions Financial Corp. (Banks)	17,978	70,654
Signature Bank* (Banks)	534	29,770
SunTrust Banks, Inc. (Banks)	7,654	151,013
Susquehanna Bancshares, Inc. (Banks)	2,136	15,507
SVB Financial Group* (Banks)	534	24,532
Synovus Financial Corp. (Banks)	10,324	15,486
TCF Financial Corp. (Banks)	2,136	22,727
TFS Financial Corp.* (Savings & Loans)	1,246	11,476
Trustmark Corp. (Banks)	890	19,705
U.S. Bancorp (Banks)	27,234	696,918
UMB Financial Corp. (Banks)	534	19,689
Umpqua Holdings Corp. (Banks)	1,602	18,343
United Bankshares, Inc. (Banks)	712	16,903
Valley National Bancorp (Banks)	2,492	29,904
Washington Federal, Inc. (Savings & Loans)	1,602	21,867
Webster Financial Corp. (Banks)	1,068	20,975
Wells Fargo & Co. (Banks)	71,022	1,840,180
Westamerica Bancorp (Banks)	356	15,956
Wintrust Financial Corp. (Banks)	534	15,422
Zions Bancorp (Banks)	2,670	46,351

TOTAL COMMON STOCKS (Cost $6,702,985)		9,397,296

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.0%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $3,752,004	$3,752,000	$3,752,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,752,000)		3,752,000

TOTAL INVESTMENT SECURITIES (Cost $10,454,985) — 94.6%		13,149,296
Net other assets (liabilities) — 5.4%		746,600

NET ASSETS — 100.0%		$13,895,896

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,283,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$5,475,945	$(17,016)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	6,059,119	(6,258)
		$(23,274)

Banks UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Banks	$9,082,771	65.3%
Savings & Loans	314,525	2.3%
Other**	4,498,600	32.4%
Total	$13,895,896	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (61.2%)
AbitibiBowater, Inc.* (Forest Products & Paper)	2,136	$36,312
Air Products & Chemicals, Inc. (Chemicals)	5,607	482,987
Airgas, Inc. (Chemicals)	1,869	128,868
AK Steel Holding Corp. (Iron/Steel)	3,115	25,948
Albemarle Corp. (Chemicals)	2,581	137,541
Alcoa, Inc. (Mining)	30,171	324,640
Allegheny Technologies, Inc. (Iron/Steel)	3,026	140,406
Allied Nevada Gold Corp.* (Mining)	2,314	87,886
Alpha Natural Resources, Inc.* (Coal)	6,408	154,048
Arch Coal, Inc. (Coal)	6,052	110,267
Ashland, Inc. (Chemicals)	2,047	108,409
Avery Dennison Corp. (Household Products/Wares)	3,026	80,492
Cabot Corp. (Chemicals)	1,691	51,034
Calgon Carbon Corp.* (Environmental Control)	1,602	25,552
Carpenter Technology Corp. (Iron/Steel)	1,246	70,673
Celanese Corp. - Series A (Chemicals)	4,450	193,798
CF Industries Holdings, Inc. (Chemicals)	2,047	332,167
Chemtura Corp.* (Chemicals)	2,759	33,494
Cliffs Natural Resources, Inc. (Iron/Steel)	4,183	285,364
Coeur d’Alene Mines Corp.* (Mining)	2,581	65,996
Commercial Metals Co. (Metal Fabricate/Hardware)	3,293	40,932
Compass Minerals International, Inc. (Mining)	890	67,702
CONSOL Energy, Inc. (Coal)	6,408	274,006
Cytec Industries, Inc. (Chemicals)	1,424	63,610
Domtar Corp. (Forest Products & Paper)	1,157	94,770
E.I. du Pont de Nemours & Co. (Chemicals)	26,522	1,274,913
Eastman Chemical Co. (Chemicals)	3,738	146,866
Ecolab, Inc. (Chemicals)	6,586	354,590
FMC Corp. (Chemicals)	2,047	161,488
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	26,700	1,074,942
Fuller (H.B.) Co. (Chemicals)	1,424	30,602
Hecla Mining Co.* (Mining)	7,921	49,665
Huntsman Corp. (Chemicals)	5,607	65,826
International Flavors & Fragrances, Inc. (Chemicals)	2,314	140,136
International Paper Co. (Forest Products & Paper)	11,481	318,024
Intrepid Potash, Inc.* (Chemicals)	1,513	42,107
Kaiser Aluminum Corp. (Mining)	445	20,675
LyondellBasell Industries N.V. - Class A (Chemicals)	9,612	315,850
Minerals Technologies, Inc. (Chemicals)	534	29,285
Molycorp, Inc.* (Mining)	1,780	68,121
NewMarket Corp. (Chemicals)	267	51,835
Newmont Mining Corp. (Mining)	13,706	915,972
Nucor Corp. (Iron/Steel)	8,099	305,980
Olin Corp. (Chemicals)	2,047	38,606
OM Group, Inc.* (Chemicals)	890	25,730
Patriot Coal Corp.* (Coal)	2,581	32,417
Peabody Energy Corp. (Coal)	7,654	331,954
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,157	60,685
PPG Industries, Inc. (Chemicals)	4,450	384,524
Praxair, Inc. (Chemicals)	8,633	877,717
Reliance Steel & Aluminum Co. (Iron/Steel)	2,136	94,390
Rockwood Holdings, Inc.* (Chemicals)	1,958	90,146
Royal Gold, Inc. (Mining)	1,513	108,301
RPM, Inc. (Chemicals)	3,738	83,993
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	890	23,487
Schulman (A.), Inc. (Chemicals)	890	18,788
Sensient Technologies Corp. (Chemicals)	1,424	52,631
Sigma-Aldrich Corp. (Chemicals)	2,937	192,315
Solutia, Inc.* (Chemicals)	3,471	56,404
Southern Copper Corp. (Mining)	4,806	147,448
Steel Dynamics, Inc. (Iron/Steel)	6,230	77,813
Stillwater Mining Co.* (Mining)	2,937	33,364
The Dow Chemical Co. (Chemicals)	33,286	928,014
The Mosaic Co. (Chemicals)	7,832	458,642
Titanium Metals Corp. (Mining)	2,403	40,250
United States Steel Corp. (Iron/Steel)	4,094	103,824
W.R. Grace & Co.* (Chemicals)	1,780	74,386
Walter Energy, Inc. (Coal)	1,780	134,657
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,691	29,220

TOTAL COMMON STOCKS (Cost $5,714,165)		13,283,485

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.7%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $4,917,005	$4,917,000	$4,917,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,917,000)		4,917,000

TOTAL INVESTMENT SECURITIES (Cost $10,631,165) — 83.9%		18,200,485
Net other assets (liabilities) — 16.1%		3,502,643

NET ASSETS — 100.0%		$21,703,128

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,201,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$11,865,589	$144,050
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	7,364,386	430,465
		$574,515

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Chemicals	$7,427,302	34.2%
Coal	1,037,349	4.8%
Environmental Control	25,552	0.1%
Forest Products & Paper	449,106	2.1%
Household Products/Wares	80,492	0.4%
Iron/Steel	1,104,398	5.1%
Metal Fabricate/Hardware	93,639	0.4%
Mining	3,004,962	13.8%
Miscellaneous Manufacturing	60,685	0.3%
Other**	8,419,643	38.8%
Total	$21,703,128	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks(59.9%)
Acorda Therapeutics, Inc.* (Biotechnology)	900	$19,656
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,140	279,492
Amgen, Inc. (Biotechnology)	21,000	1,202,670
Amylin Pharmaceuticals, Inc.* (Biotechnology)	3,000	34,560
Biogen Idec, Inc.* (Biotechnology)	5,460	635,326
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,520	85,957
Celgene Corp.* (Biotechnology)	10,320	669,046
Charles River Laboratories International, Inc.* (Biotechnology)	1,140	36,799
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,380	52,178
Dendreon Corp.* (Biotechnology)	3,360	36,758
Gen-Probe, Inc.* (Healthcare - Products)	1,080	64,908
Gilead Sciences, Inc.* (Biotechnology)	17,340	722,385
Human Genome Sciences, Inc.* (Biotechnology)	4,260	43,708
Illumina, Inc.* (Biotechnology)	2,820	86,348
Incyte, Corp.* (Biotechnology)	2,220	30,569
InterMune, Inc.* (Biotechnology)	1,380	35,190
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,100	17,409
Life Technologies Corp.* (Biotechnology)	4,020	163,493
Myriad Genetics, Inc.* (Biotechnology)	1,920	40,858
Nektar Therapeutics* (Pharmaceuticals)	2,580	13,984
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,440	58,939
PDL BioPharma, Inc. (Biotechnology)	3,120	18,938
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,620	89,586
Seattle Genetics, Inc.* (Biotechnology)	2,280	50,160
Techne Corp. (Healthcare - Products)	780	53,664
United Therapeutics Corp.* (Biotechnology)	1,140	49,852
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,680	185,281

TOTAL COMMON STOCKS (Cost $1,835,459)		4,777,714

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $3,261,003	$3,261,000	$3,261,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,261,000)		3,261,000

TOTAL INVESTMENT SECURITIES (Cost $5,096,459) — 100.7%		$8,038,714
Net other assets (liabilities) — (0.7)%		(53,174)

NET ASSETS — 100.0%		$7,985,540

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,266,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$3,260,052	$(52,375)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	3,993,673	(61,494)
		$(113,869)

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Biotechnology	$4,482,853	56.2%
Healthcare - Products	118,572	1.5%
Pharmaceuticals	176,289	2.2%
Other**	3,207,826	40.1%
Total	$7,985,540	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (60.8%)
Activision Blizzard, Inc. (Software)	645	$8,637
Altria Group, Inc. (Agriculture)	3,165	87,196
Archer-Daniels-Midland Co. (Agriculture)	945	27,348
Avon Products, Inc. (Cosmetics/Personal Care)	660	12,065
Beam, Inc. (Beverages)	225	11,122
BorgWarner, Inc.* (Auto Parts & Equipment)	165	12,621
Briggs & Stratton Corp. (Machinery - Diversified)	75	1,095
Brown-Forman Corp. (Beverages)	165	12,330
Brunswick Corp. (Leisure Time)	135	2,384
Bunge, Ltd. (Agriculture)	225	13,898
Campbell Soup Co. (Food)	300	9,975
Carter’s, Inc.* (Apparel)	75	2,857
Chiquita Brands International, Inc.* (Food)	75	666
Church & Dwight, Inc. (Household Products/Wares)	210	9,278
Clorox Co. (Household Products/Wares)	210	14,057
Coach, Inc. (Apparel)	435	28,305
Coca-Cola Co. (Beverages)	3,240	221,357
Coca-Cola Enterprises, Inc. (Beverages)	480	12,874
Colgate-Palmolive Co. (Cosmetics/Personal Care)	735	66,422
ConAgra Foods, Inc. (Food)	630	15,958
Constellation Brands, Inc.* (Beverages)	285	5,763
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	90	1,290
Corn Products International, Inc. (Food)	120	5,820
Crocs, Inc.* (Apparel)	135	2,385
D.R. Horton, Inc. (Home Builders)	420	4,675
Dana Holding Corp.* (Auto Parts & Equipment)	225	3,181
Darling International, Inc.* (Environmental Control)	180	2,524
Dean Foods Co.* (Food)	285	2,770
Deckers Outdoor Corp.* (Apparel)	60	6,914
Diamond Foods, Inc. (Food)	30	1,972
Dr. Pepper Snapple Group, Inc. (Beverages)	330	12,358
Eastman Kodak Co.* (Miscellaneous Manufacturing)	405	450
Electronic Arts, Inc.* (Software)	510	11,908
Energizer Holdings, Inc.* (Electrical Components & Equipment)	105	7,748
Flowers Foods, Inc. (Food)	210	4,240
Ford Motor Co.* (Auto Manufacturers)	5,670	66,226
Fossil, Inc.* (Distribution/Wholesale)	75	7,774
Fresh Del Monte Produce, Inc. (Food)	60	1,528
General Mills, Inc. (Food)	915	35,255
General Motors Co.* (Auto Manufacturers)	885	22,877
Gentex Corp. (Electronics)	210	6,325
Genuine Parts Co. (Distribution/Wholesale)	240	13,783
Green Mountain Coffee Roasters, Inc.* (Beverages)	180	11,704
Hanesbrands, Inc.* (Apparel)	150	3,955
Hansen Natural Corp.* (Beverages)	105	9,354
Harley-Davidson, Inc. (Leisure Time)	360	14,004
Harman International Industries, Inc. (Home Furnishings)	105	4,532
Hasbro, Inc. (Toys/Games/Hobbies)	180	6,851
Heinz (H.J.) Co. (Food)	495	26,453
Herbalife, Ltd. (Pharmaceuticals)	180	11,225
Herman Miller, Inc. (Office Furnishings)	90	1,858
HNI Corp. (Office Furnishings)	60	1,443
Hormel Foods Corp. (Food)	225	6,631
Iconix Brand Group, Inc.* (Apparel)	105	1,885
Jarden Corp. (Household Products/Wares)	135	4,324
JM Smucker Co. (Food)	180	13,864
Johnson Controls, Inc. (Auto Parts & Equipment)	1,035	34,083
Kellogg Co. (Food)	375	20,329
Kimberly-Clark Corp. (Household Products/Wares)	600	41,826
Kraft Foods, Inc. (Food)	2,490	87,598
Lancaster Colony Corp. (Food)	30	1,996
Lear Corp. (Auto Parts & Equipment)	165	7,740
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	210	4,599
Lennar Corp. - Class A (Home Builders)	240	3,970
LKQ Corp.* (Distribution/Wholesale)	225	6,565
Lorillard, Inc. (Agriculture)	210	23,239
M.D.C. Holdings, Inc. (Home Builders)	60	1,344
Mattel, Inc. (Toys/Games/Hobbies)	525	14,826
McCormick & Co., Inc. (Food)	180	8,741
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	315	22,633
Mohawk Industries, Inc.* (Textiles)	90	4,738
Molson Coors Brewing Co. - Class B (Beverages)	240	10,162
Monsanto Co. (Chemicals)	810	58,927
Newell Rubbermaid, Inc. (Housewares)	450	6,660
NIKE, Inc. - Class B (Apparel)	570	54,919
Nu Skin Enterprises, Inc. (Retail)	90	4,548
NVR, Inc.* (Home Builders)	15	9,641
PepsiCo, Inc. (Beverages)	2,415	152,024
Philip Morris International, Inc. (Agriculture)	2,670	186,553
Polaris Industries, Inc. (Leisure Time)	90	5,701
Pool Corp. (Distribution/Wholesale)	75	2,191
Procter & Gamble Co. (Cosmetics/Personal Care)	4,185	267,798
Pulte Group, Inc.* (Home Builders)	510	2,642
PVH Corp. (Retail)	90	6,697
Ralcorp Holdings, Inc.* (Food)	90	7,276
Ralph Lauren Corp. (Apparel)	90	14,291
Reynolds American, Inc. (Agriculture)	510	19,727
Sara Lee Corp. (Food)	840	14,952
Skechers U.S.A., Inc. - Class A* (Apparel)	60	856
Smithfield Foods, Inc.* (Food)	240	5,486

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Snap-on, Inc. (Hand/Machine Tools)	90	$4,830
Stanley Black & Decker, Inc. (Hand/Machine Tools)	255	16,282
Steven Madden, Ltd.* (Apparel)	60	2,214
Take-Two Interactive Software, Inc.* (Software)	135	2,130
Tempur-Pedic International, Inc.* (Home Furnishings)	105	7,146
Tenneco, Inc.* (Auto Parts & Equipment)	90	2,945
Tesla Motors, Inc.* (Auto Manufacturers)	90	2,643
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	180	17,721
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	375	5,385
The Hain Celestial Group, Inc.* (Food)	60	2,014
The Hershey Co. (Food)	240	13,735
The Jones Group, Inc. (Apparel)	135	1,508
The Middleby Corp.* (Machinery - Diversified)	30	2,528
The Ryland Group, Inc. (Home Builders)	60	810
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	60	2,911
The Warnaco Group, Inc.* (Apparel)	60	2,946
Thor Industries, Inc. (Home Builders)	75	1,983
TiVo, Inc.* (Home Furnishings)	180	1,949
Toll Brothers, Inc.* (Home Builders)	225	3,924
Tootsie Roll Industries, Inc. (Food)	45	1,115
TreeHouse Foods, Inc.* (Food)	60	3,680
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	165	6,946
Tupperware Corp. (Household Products/Wares)	90	5,089
Tyson Foods, Inc. - Class A (Food)	465	8,974
Under Armour, Inc. - Class A* (Apparel)	60	5,065
Universal Corp. (Agriculture)	30	1,285
V.F. Corp. (Apparel)	135	18,660
Visteon Corp.* (Auto Parts & Equipment)	75	4,171
WABCO Holdings, Inc.* (Auto Parts & Equipment)	105	5,272
WD-40 Co. (Household Products/Wares)	30	1,321
Whirlpool Corp. (Home Furnishings)	120	6,097
Wolverine World Wide, Inc. (Apparel)	75	2,845

TOTAL COMMON STOCKS (Cost $1,910,627)		2,197,696

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,283,001	$1,283,000	$1,283,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,283,000)		1,283,000

TOTAL INVESTMENT SECURITIES (Cost $3,193,627) — 96.3%		3,480,696
Net other assets (liabilities) — 3.7%		132,827

NET ASSETS — 100.0%		$3,613,523

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $504,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$2,293,461	$(15,227)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	929,726	(5,125)
		$(20,352)

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Agriculture	$359,246	10.0%
Apparel	149,605	4.2%
Auto Manufacturers	91,746	2.5%
Auto Parts & Equipment	83,634	2.3%
Beverages	459,048	12.7%
Chemicals	58,927	1.6%
Cosmetics/Personal Care	364,006	10.1%
Distribution/Wholesale	30,313	0.8%
Electrical Components & Equipment	7,748	0.2%
Electronics	6,325	0.2%
Environmental Control	2,524	0.1%
Food	301,028	8.3%
Hand/Machine Tools	21,112	0.6%
Home Builders	28,989	0.8%
Home Furnishings	19,724	0.6%
Household Products/Wares	78,806	2.2%
Housewares	6,660	0.2%
Leisure Time	22,089	0.6%
Machinery - Diversified	3,623	0.1%
Miscellaneous Manufacturing	5,049	0.1%
Office Furnishings	3,301	0.1%
Pharmaceuticals	33,858	0.9%
Retail	11,245	0.3%
Software	22,675	0.6%
Textiles	4,738	0.1%
Toys/Games/Hobbies	21,677	0.6%
Other**	1,415,827	39.2%
Total	$3,613,523	100.0%

See accompanying notes to schedules of portfolio investments.

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (52.7%)
99 Cents Only Stores* (Retail)	60	$1,308
Aaron’s, Inc. (Commercial Services)	75	2,007
Abercrombie & Fitch Co. - Class A (Retail)	90	6,696
Acxiom Corp.* (Software)	90	1,187
Advance Auto Parts, Inc. (Retail)	75	4,880
Aeropostale, Inc.* (Retail)	90	1,229
Alaska Air Group, Inc.* (Airlines)	45	2,994
Amazon.com, Inc.* (Internet)	375	80,066
AMC Networks, Inc. - Class A* (Media)	60	1,957
American Eagle Outfitters, Inc. (Retail)	210	2,757
AmerisourceBergen Corp. (Pharmaceuticals)	285	11,628
AMR Corp.* (Airlines)	345	907
Ann, Inc.* (Retail)	60	1,598
Apollo Group, Inc. - Class A* (Commercial Services)	135	6,392
Arbitron, Inc. (Commercial Services)	30	1,192
Ascena Retail Group, Inc.* (Retail)	60	1,734
AutoNation, Inc.* (Retail)	45	1,752
AutoZone, Inc.* (Retail)	30	9,708
Avis Budget Group, Inc.* (Commercial Services)	105	1,481
Bally Technologies, Inc.* (Entertainment)	60	2,176
Bed Bath & Beyond, Inc.* (Retail)	270	16,697
Best Buy Co., Inc. (Retail)	315	8,262
Big Lots, Inc.* (Retail)	75	2,827
Bob Evans Farms, Inc. (Retail)	30	987
Brinker International, Inc. (Retail)	90	2,061
Cablevision Systems Corp. - Class A (Media)	240	3,473
Cardinal Health, Inc. (Pharmaceuticals)	360	15,937
Career Education Corp.* (Commercial Services)	60	968
Carmax, Inc.* (Retail)	240	7,214
Carnival Corp. - Class A (Leisure Time)	435	15,316
Casey’s General Stores, Inc. (Retail)	45	2,230
CBS Corp. - Class B (Media)	660	17,035
CEC Entertainment, Inc. (Retail)	15	474
Charter Communications, Inc. - Class A* (Media)	45	2,067
Cheesecake Factory, Inc.* (Retail)	60	1,679
Chemed Corp. (Commercial Services)	15	890
Chico’s FAS, Inc. (Retail)	180	2,225
Chipotle Mexican Grill, Inc.* (Retail)	30	10,084
Choice Hotels International, Inc. (Lodging)	30	1,074
Cinemark Holdings, Inc. (Entertainment)	90	1,860
Collective Brands, Inc.* (Retail)	60	877
Comcast Corp. - Class A (Media)	2,205	51,707
Comcast Corp. - Special Class A (Media)	690	15,870
Copart, Inc.* (Retail)	60	2,613
Costco Wholesale Corp. (Retail)	465	38,711
Cracker Barrel Old Country Store, Inc. (Retail)	30	1,272
CTC Media, Inc. (Media)	60	691
CVS Caremark Corp. (Retail)	1,410	51,183
Darden Restaurants, Inc. (Retail)	135	6,464
Delta Air Lines, Inc.* (Airlines)	885	7,540
DeVry, Inc. (Commercial Services)	60	2,261
Dick’s Sporting Goods, Inc.* (Retail)	105	4,104
Dillards, Inc. - Class A (Retail)	45	2,319
DIRECTV - Class A* (Media)	780	35,459
Discovery Communications, Inc. - Class A* (Media)	150	6,519
Discovery Communications, Inc. - Class C* (Media)	135	5,342
DISH Network Corp. - Class A* (Media)	225	5,438
Dolby Laboratories, Inc. - Class A* (Electronics)	60	1,754
Dollar General Corp.* (Retail)	105	4,164
Dollar Tree, Inc.* (Retail)	135	10,795
Domino’s Pizza, Inc.* (Retail)	60	1,922
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	75	1,391
Dun & Bradstreet Corp. (Software)	45	3,009
eBay, Inc.* (Internet)	1,170	37,241
Expedia, Inc. (Internet)	210	5,515
FactSet Research Systems, Inc. (Media)	45	4,474
Family Dollar Stores, Inc. (Retail)	120	7,036
Foot Locker, Inc. (Retail)	165	3,607
GameStop Corp. - Class A* (Retail)	150	3,835
Gannett Co., Inc. (Media)	255	2,981
Gaylord Entertainment Co.* (Lodging)	45	1,053
Genesco, Inc.* (Retail)	30	1,768
Group 1 Automotive, Inc. (Retail)	30	1,367
GUESS?, Inc. (Retail)	75	2,474
H & R Block, Inc. (Commercial Services)	315	4,816
Hertz Global Holdings, Inc.* (Commercial Services)	255	2,958
Hillenbrand, Inc. (Commercial Services)	60	1,267
Home Depot, Inc. (Retail)	1,680	60,144
HSN, Inc. (Retail)	45	1,605
Hyatt Hotels Corp. - Class A* (Lodging)	45	1,674
IHS, Inc. - Class A* (Computers)	45	3,780
International Game Technology (Entertainment)	315	5,541
International Speedway Corp. - Class A (Entertainment)	30	716
Interpublic Group of Cos., Inc. (Advertising)	510	4,835
ITT Educational Services, Inc.* (Commercial Services)	30	1,859
J.C. Penney Co., Inc. (Retail)	150	4,812
Jack in the Box, Inc.* (Retail)	45	926
JetBlue Airways Corp.* (Airlines)	255	1,142
John Wiley & Sons, Inc. (Media)	60	2,854
Kohls Corp. (Retail)	285	15,108
Kroger Co. (Food)	600	13,908
Lamar Advertising Co.* (Advertising)	60	1,349
Las Vegas Sands Corp.* (Lodging)	420	19,719
Liberty Global, Inc. - Class A* (Media)	150	6,027

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Global, Inc. - Series C* (Media)	135	$5,180
Liberty Media Corp. - Liberty Capital - Class A* (Media)	75	5,761
Liberty Media Corp. - Liberty Starz - Class A* (Media)	45	3,073
Liberty Media Holding Corp. - Interactive Series A* (Internet)	600	9,858
Life Time Fitness, Inc.* (Leisure Time)	45	1,941
Limited, Inc. (Retail)	270	11,532
Live Nation, Inc.* (Commercial Services)	165	1,549
Lowe’s Cos., Inc. (Retail)	1,365	28,692
Macy’s, Inc. (Retail)	450	13,738
Madison Square Garden, Inc. - Class A* (Entertainment)	60	1,586
Marriott International, Inc. - Class A (Lodging)	330	10,400
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	30	1,054
McDonald’s Corp. (Retail)	1,080	100,278
McGraw-Hill Cos., Inc. (Media)	315	13,387
McKesson Corp. (Pharmaceuticals)	255	20,795
Meredith Corp. (Media)	45	1,207
MGM Resorts International* (Lodging)	345	3,974
Morningstar, Inc. (Commercial Services)	30	1,769
Neilsen Holdings N.V.* (Media)	75	2,201
Netflix, Inc.* (Internet)	60	4,925
News Corp. - Class A (Media)	1,905	33,376
News Corp. - Class B (Media)	465	8,300
Nordstrom, Inc. (Retail)	180	9,124
O’Reilly Automotive, Inc.* (Retail)	150	11,407
Office Depot, Inc.* (Retail)	285	653
OfficeMax, Inc.* (Retail)	90	461
Omnicare, Inc. (Pharmaceuticals)	120	3,578
Omnicom Group, Inc. (Advertising)	300	13,344
OpenTable, Inc.* (Internet)	30	1,316
Orient-Express Hotels, Ltd. - Class A* (Lodging)	105	896
P.F. Chang’s China Bistro, Inc. (Retail)	30	933
Panera Bread Co. - Class A* (Retail)	30	4,011
Papa John’s International, Inc.* (Retail)	15	506
Penn National Gaming* (Entertainment)	75	2,700
PetSmart, Inc. (Retail)	120	5,634
Pinnacle Entertainment, Inc.* (Entertainment)	60	679
Priceline.com, Inc.* (Internet)	45	22,847
RadioShack Corp. (Retail)	105	1,251
Regal Entertainment Group - Class A (Entertainment)	90	1,300
Regis Corp. (Retail)	60	982
Rent-A-Center, Inc. (Commercial Services)	60	2,049
Rite Aid Corp.* (Retail)	630	731
Rollins, Inc. (Commercial Services)	75	1,633
Ross Stores, Inc. (Retail)	120	10,528
Royal Caribbean Cruises, Ltd. (Leisure Time)	150	4,458
Ruddick Corp. (Food)	45	1,967
Safeway, Inc. (Food)	375	7,264
Saks, Inc.* (Retail)	135	1,427
Sally Beauty Holdings, Inc.* (Retail)	105	2,015
Scholastic Corp. (Media)	30	806
Scientific Games Corp. - Class A* (Entertainment)	60	521
Scripps Networks Interactive - Class A (Media)	90	3,823
Sears Holdings Corp.* (Retail)	45	3,518
Service Corp. International (Commercial Services)	255	2,550
Shutterfly, Inc.* (Internet)	30	1,250
Signet Jewelers, Ltd. (Retail)	90	3,880
Six Flags Entertainment Corp. (Entertainment)	60	2,154
SkyWest, Inc. (Airlines)	60	805
Sonic Corp.* (Retail)	60	445
Sotheby’s (Commercial Services)	75	2,641
Southwest Airlines Co. (Airlines)	840	7,182
Staples, Inc. (Retail)	750	11,220
Starbucks Corp. (Retail)	780	33,025
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	10,523
Strayer Education, Inc. (Commercial Services)	15	1,278
SuperValu, Inc. (Food)	225	1,804
Sysco Corp. (Food)	615	17,048
Target Corp. (Retail)	645	35,314
The Buckle, Inc. (Retail)	30	1,337
The Cato Corp. - Class A (Retail)	30	769
The Children’s Place Retail Stores, Inc.* (Retail)	30	1,409
The Gap, Inc. (Retail)	285	5,386
The Men’s Wearhouse, Inc. (Retail)	60	1,853
The New York Times Co. - Class A* (Media)	135	1,029
The Wendy’s Co. (Retail)	330	1,670
Tiffany & Co. (Retail)	135	10,764
Time Warner Cable, Inc. (Media)	345	21,973
Time Warner, Inc. (Media)	1,095	38,314
TJX Cos., Inc. (Retail)	405	23,867
Tractor Supply Co. (Retail)	75	5,320
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	45	3,028
United Continental Holdings, Inc.* (Airlines)	345	6,665
United Natural Foods, Inc.* (Food)	45	1,643
Urban Outfitters, Inc.* (Retail)	135	3,679
US Airways Group, Inc.* (Airlines)	165	952
Vail Resorts, Inc. (Entertainment)	45	2,005
Valassis Communications, Inc.* (Commercial Services)	45	879
ValueClick, Inc.* (Internet)	90	1,584
VCA Antech, Inc.* (Pharmaceuticals)	90	1,829
Viacom, Inc. - Class B (Media)	555	24,337
Wal-Mart Stores, Inc. (Retail)	1,860	105,499
Walgreen Co. (Retail)	960	31,872
Walt Disney Co. (Media)	1,815	63,307
Washington Post Co. - Class B (Media)	15	5,102
WebMD Health Corp.* (Internet)	60	2,157
Weight Watchers International, Inc. (Commercial Services)	30	2,239

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc. (Food)	165	$11,900
Williams Sonoma, Inc. (Retail)	105	3,942
WMS Industries, Inc.* (Leisure Time)	60	1,315
Wyndham Worldwide Corp. (Lodging)	180	6,061
Wynn Resorts, Ltd. (Lodging)	90	11,952
YUM! Brands, Inc. (Retail)	495	26,517

TOTAL COMMON STOCKS (Cost $1,020,692)		1,715,017

	Principal Amount	Value
Repurchase Agreements(a)(b) (46.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,512,001	$1,512,000	$1,512,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,512,000)		1,512,000

TOTAL INVESTMENT SECURITIES (Cost $2,532,692) — 99.2%		3,227,017
Net other assets (liabilities) — 0.8%		25,866

NET ASSETS — 100.0%		$3,252,883

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $380,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$2,156,881	$(23,637)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	998,911	(15,455)
		$(39,092)

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Advertising	$19,528	0.6%
Airlines	28,187	0.9%
Commercial Services	42,678	1.3%
Computers	3,780	0.1%
Electronics	1,754	0.1%
Entertainment	22,629	0.7%
Food	55,534	1.7%
Internet	166,759	5.1%
Leisure Time	23,030	0.7%
Lodging	67,326	2.1%
Media	393,070	12.1%
Miscellaneous Manufacturing	1,054	NM
Pharmaceuticals	53,767	1.6%
Retail	831,725	25.6%
Software	4,196	0.1%
Other**	1,537,866	47.3%
Total	$3,252,883	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (59.5%)
ACE, Ltd. (Insurance)	1,062	$76,623
Affiliated Managers Group, Inc.* (Diversified Financial Services)	118	10,928
AFLAC, Inc. (Insurance)	1,534	69,168
Alexandria Real Estate Equities, Inc. (REIT)	236	15,597
Allied World Assurance Co. Holdings, Ltd. (Insurance)	118	6,856
Allstate Corp. (Insurance)	1,534	40,406
American Campus Communities, Inc. (REIT)	236	9,187
American Capital Agency Corp. (REIT)	590	16,231
American Express Co. (Diversified Financial Services)	3,422	173,222
American Financial Group, Inc. (Insurance)	236	8,456
American International Group, Inc. (Insurance)	1,416	34,961
Ameriprise Financial, Inc. (Diversified Financial Services)	708	33,049
Annaly Mortgage Management, Inc. (REIT)	3,068	51,696
AON Corp. (Insurance)	1,062	49,510
Apartment Investment and Management Co. - Class A (REIT)	354	8,733
Arch Capital Group, Ltd.* (Insurance)	472	16,978
Argo Group International Holdings, Ltd. (Insurance)	118	3,562
Arthur J. Gallagher & Co. (Insurance)	354	10,939
Aspen Insurance Holdings, Ltd. (Insurance)	236	6,252
Associated Banc-Corp. (Banks)	590	6,579
Assurant, Inc. (Insurance)	354	13,643
Assured Guaranty, Ltd. (Insurance)	590	7,517
Astoria Financial Corp. (Savings & Loans)	236	1,959
Avalonbay Communities, Inc. (REIT)	354	47,326
Axis Capital Holdings, Ltd. (Insurance)	354	11,098
BancorpSouth, Inc. (Banks)	236	2,306
Bank of America Corp. (Banks)	32,096	219,216
Bank of Hawaii Corp. (Banks)	118	4,983
Bank of New York Mellon Corp. (Banks)	3,894	82,864
BB&T Corp. (Banks)	2,242	52,328
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,068	238,874
BioMed Realty Trust, Inc. (REIT)	472	8,548
BlackRock, Inc. (Diversified Financial Services)	354	55,858
BOK Financial Corp. (Banks)	118	6,162
Boston Properties, Inc. (REIT)	472	46,723
Brandywine Realty Trust (REIT)	472	4,300
BRE Properties, Inc. - Class A (REIT)	236	11,828
Brookfield Properties Corp. (Real Estate)	826	13,646
Brown & Brown, Inc. (Insurance)	354	7,816
Camden Property Trust (REIT)	236	14,311
Capital One Financial Corp. (Banks)	1,416	64,655
CapitalSource, Inc. (Banks)	1,062	6,754
Capitol Federal Financial, Inc. (Savings & Loans)	590	6,543
Cash America International, Inc. (Retail)	118	6,461
Cathay Bancorp, Inc. (Banks)	236	3,302
CBL & Associates Properties, Inc. (REIT)	472	7,259
CBOE Holdings, Inc. (Diversified Financial Services)	236	6,167
CBRE Group, Inc.* (Real Estate)	944	16,784
Chimera Investment Corp. (REIT)	3,304	9,945
Chubb Corp. (Insurance)	944	63,295
Cincinnati Financial Corp. (Insurance)	472	13,660
CIT Group, Inc.* (Banks)	590	20,561
Citigroup, Inc. (Banks)	9,204	290,754
City National Corp. (Banks)	118	5,006
CME Group, Inc. (Diversified Financial Services)	236	65,032
CNO Financial Group, Inc.* (Insurance)	708	4,425
Colonial Properties Trust (REIT)	236	4,786
Comerica, Inc. (Banks)	590	15,074
Commerce Bancshares, Inc. (Banks)	236	9,157
CommonWealth REIT (REIT)	236	4,567
Corporate Office Properties Trust (REIT)	236	5,723
Cullen/Frost Bankers, Inc. (Banks)	236	11,573
DCT Industrial Trust, Inc. (REIT)	826	4,097
DDR Corp. (REIT)	708	9,069
Delphi Financial Group, Inc. - Class A (Insurance)	118	3,125
DiamondRock Hospitality Co. (REIT)	590	5,340
Digital Realty Trust, Inc. (REIT)	354	22,065
Discover Financial Services (Diversified Financial Services)	1,770	41,701
Douglas Emmett, Inc. (REIT)	354	6,903
Duke Realty Corp. (REIT)	826	10,143
DuPont Fabros Technology, Inc. (REIT)	236	4,906
E*TRADE Financial Corp.* (Diversified Financial Services)	826	8,962
East West Bancorp, Inc. (Banks)	472	9,190
EastGroup Properties, Inc. (REIT)	118	5,146
Eaton Vance Corp. (Diversified Financial Services)	354	9,307
Endurance Specialty Holdings, Ltd. (Insurance)	118	4,390
Entertainment Properties Trust (REIT)	118	5,286
Equifax, Inc. (Commercial Services)	354	12,443
Equity Lifestyle Properties, Inc. (REIT)	118	7,803
Equity Residential (REIT)	944	55,394
Erie Indemnity Co. - Class A (Insurance)	118	9,316
Essex Property Trust, Inc. (REIT)	118	16,846
Everest Re Group, Ltd. (Insurance)	118	10,611
Extra Space Storage, Inc. (REIT)	354	7,976
EZCORP, Inc. - Class A* (Retail)	118	3,278
F.N.B. Corp. (Banks)	354	3,572
Federal Realty Investment Trust (REIT)	236	20,947
Federated Investors, Inc. - Class B (Diversified Financial Services)	354	6,917

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Title Group, Inc. - Class A (Insurance)	708	$10,932
Fifth Third Bancorp (Banks)	2,950	35,429
First American Financial Corp. (Insurance)	354	4,248
First Financial Bankshares, Inc. (Banks)	118	3,748
First Horizon National Corp. (Banks)	827	5,779
First Midwest Bancorp, Inc. (Banks)	236	2,126
First Niagara Financial Group, Inc. (Savings & Loans)	944	8,675
First Republic Bank* (Banks)	236	6,537
FirstMerit Corp. (Banks)	354	4,960
Forest City Enterprises, Inc. - Class A* (Real Estate)	472	6,457
Franklin Resources, Inc. (Diversified Financial Services)	472	50,329
Franklin Street Properties Corp. (REIT)	236	2,997
Fulton Financial Corp. (Banks)	590	5,570
General Growth Properties, Inc. (REIT)	1,180	17,346
Genworth Financial, Inc. - Class A* (Insurance)	1,534	9,787
Glacier Bancorp, Inc. (Banks)	236	2,679
Greenhill & Co., Inc. (Diversified Financial Services)	118	4,458
Hancock Holding Co. (Banks)	236	7,151
Hanover Insurance Group, Inc. (Insurance)	118	4,503
Hartford Financial Services Group, Inc. (Insurance)	1,416	27,258
Hatteras Financial Corp. (REIT)	236	6,065
HCC Insurance Holdings, Inc. (Insurance)	354	9,420
HCP, Inc. (REIT)	1,298	51,725
Health Care REIT, Inc. (REIT)	590	31,087
Healthcare Realty Trust, Inc. (REIT)	236	4,458
Highwoods Properties, Inc. (REIT)	236	7,311
Home Properties, Inc. (REIT)	118	6,950
Horace Mann Educators Corp. (Insurance)	118	1,587
Hospitality Properties Trust (REIT)	354	8,507
Host Hotels & Resorts, Inc. (REIT)	2,242	31,993
Hudson City Bancorp, Inc. (Savings & Loans)	1,534	9,588
Huntington Bancshares, Inc. (Banks)	2,714	14,059
IBERIABANK Corp. (Banks)	118	6,103
IntercontinentalExchange, Inc.* (Diversified Financial Services)	236	30,652
International Bancshares Corp. (Banks)	236	4,276
Invesco Mortgage Capital, Inc. (REIT)	354	5,586
Invesco, Ltd. (Diversified Financial Services)	1,416	28,419
Investment Technology Group, Inc.* (Diversified Financial Services)	118	1,346
J.P. Morgan Chase & Co. (Banks)	12,390	430,676
Janus Capital Group, Inc. (Diversified Financial Services)	590	3,870
Jefferies Group, Inc. (Diversified Financial Services)	472	6,259
Jones Lang LaSalle, Inc. (Real Estate)	118	7,625
KBW, Inc. (Diversified Financial Services)	118	1,671
Kemper Corp. (Insurance)	118	3,173
KeyCorp (Banks)	3,068	21,660
Kilroy Realty Corp. (REIT)	236	8,659
Kimco Realty Corp. (REIT)	1,298	22,676
LaSalle Hotel Properties (REIT)	236	5,643
Legg Mason, Inc. (Diversified Financial Services)	472	12,980
Lexington Realty Trust (REIT)	472	3,710
Liberty Property Trust (REIT)	354	11,328
Lincoln National Corp. (Insurance)	944	17,983
Loews Corp. (Insurance)	1,062	42,161
M&T Bank Corp. (Banks)	354	26,943
Mack-Cali Realty Corp. (REIT)	236	6,622
Marsh & McLennan Cos., Inc. (Insurance)	1,770	54,197
MasterCard, Inc. - Class A (Commercial Services)	354	122,923
MB Financial, Inc. (Banks)	118	1,955
MBIA, Inc.* (Insurance)	472	4,154
Mercury General Corp. (Insurance)	118	5,109
MetLife, Inc. (Insurance)	2,596	91,275
MF Global Holdings, Ltd.*(a) (Diversified Financial Services)	472	453
MFA Financial, Inc. (REIT)	1,180	7,965
Mid-America Apartment Communities, Inc. (REIT)	118	7,363
Montpelier Re Holdings, Ltd. (Insurance)	236	4,130
Moody’s Corp. (Commercial Services)	590	20,939
Morgan Stanley Dean Witter & Co. (Banks)	5,546	97,831
MSCI, Inc. - Class A* (Software)	354	11,820
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	472	11,824
National Penn Bancshares, Inc. (Banks)	354	2,761
National Retail Properties, Inc. (REIT)	354	9,646
New York Community Bancorp (Savings & Loans)	1,416	18,847
Northern Trust Corp. (Banks)	708	28,653
NYSE Euronext (Diversified Financial Services)	826	21,947
Old National Bancorp (Banks)	354	4,096
Old Republic International Corp. (Insurance)	826	7,302
OMEGA Healthcare Investors, Inc. (REIT)	354	6,287
PacWest Bancorp (Banks)	118	2,082
PartnerRe, Ltd. (Insurance)	236	14,684
People’s United Financial, Inc. (Savings & Loans)	1,180	15,045
Piedmont Office Realty Trust, Inc. - Class A (REIT)	590	10,018
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	118	2,450
Platinum Underwriters Holdings, Ltd. (Insurance)	118	4,086
Plum Creek Timber Co., Inc. (Forest Products & Paper)	472	17,776

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,652	$88,729
Popular, Inc.* (Banks)	3,304	6,145
Post Properties, Inc. (REIT)	118	4,847
Potlatch Corp. (REIT)	118	3,833
Principal Financial Group, Inc. (Insurance)	944	24,336
PrivateBancorp, Inc. (Banks)	236	2,572
ProAssurance Corp. (Insurance)	118	9,033
Progressive Corp. (Insurance)	1,888	35,891
Prologis, Inc. (REIT)	1,416	42,140
Prosperity Bancshares, Inc. (Banks)	118	4,542
Protective Life Corp. (Insurance)	236	4,390
Provident Financial Services, Inc. (Savings & Loans)	236	3,056
Prudential Financial, Inc. (Insurance)	1,534	83,143
Public Storage, Inc. (REIT)	472	60,912
Raymond James Financial Corp. (Diversified Financial Services)	354	10,751
Rayonier, Inc. (REIT)	354	14,772
Realty Income Corp. (REIT)	354	11,827
Redwood Trust, Inc. (REIT)	236	2,742
Regency Centers Corp. (REIT)	236	9,667
Regions Financial Corp. (Banks)	4,012	15,767
Reinsurance Group of America, Inc. (Insurance)	236	12,326
RenaissanceRe Holdings (Insurance)	118	8,038
SEI Investments Co. (Commercial Services)	472	7,642
Selective Insurance Group, Inc. (Insurance)	118	1,892
Senior Housing Properties Trust (REIT)	472	10,592
Signature Bank* (Banks)	118	6,579
Simon Property Group, Inc. (REIT)	944	121,247
SL Green Realty Corp. (REIT)	236	16,282
SLM Corp. (Diversified Financial Services)	1,652	22,583
St. Joe Co.* (Real Estate)	236	3,387
StanCorp Financial Group, Inc. (Insurance)	118	4,005
Starwood Property Trust, Inc. (REIT)	354	6,652
State Street Corp. (Banks)	1,652	66,724
Stifel Financial Corp.* (Diversified Financial Services)	118	3,761
Sunstone Hotel Investors, Inc.* (REIT)	354	2,460
SunTrust Banks, Inc. (Banks)	1,652	32,594
Susquehanna Bancshares, Inc. (Banks)	354	2,570
SVB Financial Group* (Banks)	118	5,421
Synovus Financial Corp. (Banks)	2,360	3,540
T. Rowe Price Group, Inc. (Diversified Financial Services)	826	43,646
Tanger Factory Outlet Centers, Inc. (REIT)	236	6,646
Taubman Centers, Inc. (REIT)	236	14,450
TCF Financial Corp. (Banks)	472	5,022
TD Ameritrade Holding Corp. (Diversified Financial Services)	708	11,880
TFS Financial Corp.* (Savings & Loans)	354	3,260
The Charles Schwab Corp. (Diversified Financial Services)	3,304	40,573
The Goldman Sachs Group, Inc. (Banks)	1,298	142,196
The Howard Hughes Corp.* (Real Estate)	118	5,662
The Macerich Co. (REIT)	472	23,487
The Travelers Cos., Inc. (Insurance)	1,298	75,738
Torchmark Corp. (Insurance)	354	14,489
Tower Group, Inc. (Insurance)	118	2,800
Transatlantic Holdings, Inc. (Insurance)	236	12,281
Trustmark Corp. (Banks)	236	5,225
U.S. Bancorp (Banks)	6,018	154,001
UDR, Inc. (REIT)	708	17,650
UMB Financial Corp. (Banks)	118	4,351
Umpqua Holdings Corp. (Banks)	354	4,053
United Bankshares, Inc. (Banks)	118	2,801
UnumProvident Corp. (Insurance)	944	22,505
Validus Holdings, Ltd. (Insurance)	236	6,457
Valley National Bancorp (Banks)	590	7,080
Ventas, Inc. (REIT)	826	45,934
Visa, Inc. - Class A (Commercial Services)	1,652	154,066
Vornado Realty Trust (REIT)	590	48,858
W.R. Berkley Corp. (Insurance)	354	12,323
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	236	6,544
Washington Federal, Inc. (Savings & Loans)	354	4,832
Washington REIT (REIT)	236	6,835
Webster Financial Corp. (Banks)	236	4,635
Weingarten Realty Investors (REIT)	354	8,216
Wells Fargo & Co. (Banks)	15,812	409,689
Westamerica Bancorp (Banks)	118	5,289
Western Union Co. (Commercial Services)	2,006	35,045
Weyerhaeuser Co. (REIT)	1,652	29,703
Willis Group Holdings PLC (Insurance)	590	21,423
Wintrust Financial Corp. (Banks)	118	3,408
XL Group PLC (Insurance)	944	20,523
Zions Bancorp (Banks)	590	10,242

TOTAL COMMON STOCKS (Cost $4,566,158)		6,399,021

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	7

TOTAL RIGHTS/WARRANTS (Cost $15)		7

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(b)(c) (42.2%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $4,532,004	$4,532,000	$4,532,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,532,000)		4,532,000

TOTAL INVESTMENT SECURITIES (Cost $9,098,173) — 101.7%		10,931,028
Net other assets (liabilities) — (1.7)%		(185,226)

NET ASSETS — 100.0%		$10,745,802

*	Non-income producing security
(a)	As of October 31, 2011, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.00% of net assets.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,177,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$5,075,904	$(60,964)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,620,937	26,310
		$(34,654)

Financials UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Banks	$2,522,285	23.5%
Commercial Services	353,058	3.3%
Diversified Financial Services	727,539	6.8%
Forest Products & Paper	17,776	0.1%
Insurance	1,399,070	13.0%
REIT	1,232,375	11.5%
Real Estate	53,561	0.5%
Retail	9,739	0.1%
Savings & Loans	71,805	0.6%
Software	11,820	0.1%
Other**	4,346,774	40.5%
Total	$10,745,802	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (56.1%)
Abbott Laboratories (Pharmaceuticals)	3,864	$208,154
Acorda Therapeutics, Inc.* (Biotechnology)	84	1,835
Aetna, Inc. (Healthcare - Services)	924	36,738
Alere, Inc.* (Healthcare - Products)	210	5,473
Alexion Pharmaceuticals, Inc.* (Biotechnology)	462	31,190
Alkermes PLC* (Pharmaceuticals)	252	4,407
Allergan, Inc. (Pharmaceuticals)	756	63,595
Amedisys, Inc.* (Healthcare - Services)	84	1,103
AMERIGROUP Corp.* (Healthcare - Services)	126	7,009
Amgen, Inc. (Biotechnology)	2,310	132,294
Amylin Pharmaceuticals, Inc.* (Biotechnology)	336	3,871
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,961
Bard (C.R.), Inc. (Healthcare - Products)	210	18,049
Baxter International, Inc. (Healthcare - Products)	1,428	78,511
Becton, Dickinson & Co. (Healthcare - Products)	504	39,428
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	42	4,181
Biogen Idec, Inc.* (Biotechnology)	588	68,420
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	294	10,028
Boston Scientific Corp.* (Healthcare - Products)	3,822	22,512
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,284	135,332
Brookdale Senior Living, Inc.* (Healthcare - Services)	252	4,178
CareFusion Corp.* (Healthcare - Products)	546	13,978
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	126	6,926
Celgene Corp.* (Biotechnology)	1,134	73,517
Centene Corp.* (Healthcare - Services)	126	4,429
Cepheid, Inc.* (Healthcare - Products)	168	6,028
Charles River Laboratories International, Inc.* (Biotechnology)	126	4,067
CIGNA Corp. (Healthcare - Services)	672	29,796
Community Health Systems, Inc.* (Healthcare - Services)	252	4,405
Covance, Inc.* (Healthcare - Services)	168	8,523
Coventry Health Care, Inc.* (Healthcare - Services)	378	12,024
Covidien PLC (Healthcare - Products)	1,218	57,295
Cubist Pharmaceuticals, Inc.* (Biotechnology)	168	6,352
DaVita, Inc.* (Healthcare - Services)	252	17,640
Dendreon Corp.* (Biotechnology)	378	4,135
DENTSPLY International, Inc. (Healthcare - Products)	336	12,419
Edwards Lifesciences Corp.* (Healthcare - Products)	294	22,173
Eli Lilly & Co. (Pharmaceuticals)	2,436	90,522
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	294	9,499
Express Scripts, Inc.* (Pharmaceuticals)	1,134	51,858
Forest Laboratories, Inc.* (Pharmaceuticals)	630	19,719
Gen-Probe, Inc.* (Healthcare - Products)	126	7,573
Gilead Sciences, Inc.* (Biotechnology)	1,932	80,487
Haemonetics Corp.* (Healthcare - Products)	84	5,120
HCA Holdings, Inc.* (Healthcare - Services)	294	6,894
Health Management Associates, Inc. - Class A* (Healthcare - Services)	630	5,519
Health Net, Inc.* (Healthcare - Services)	210	5,836
HEALTHSOUTH Corp.* (Healthcare - Services)	252	4,450
HealthSpring, Inc.* (Healthcare - Services)	168	9,062
Henry Schein, Inc.* (Healthcare - Products)	210	14,557
Hill-Rom Holdings, Inc. (Healthcare - Products)	168	5,657
HMS Holdings Corp.* (Commercial Services)	210	5,132
Hologic, Inc.* (Healthcare - Products)	672	10,833
Hospira, Inc.* (Healthcare - Products)	420	13,209
Human Genome Sciences, Inc.* (Biotechnology)	462	4,740
Humana, Inc. (Healthcare - Services)	420	35,654
IDEXX Laboratories, Inc.* (Healthcare - Products)	126	9,071
Illumina, Inc.* (Biotechnology)	294	9,002
Impax Laboratories, Inc.* (Pharmaceuticals)	168	3,177
Incyte, Corp.* (Biotechnology)	252	3,470
InterMune, Inc.* (Biotechnology)	168	4,284
Intuitive Surgical, Inc.* (Healthcare - Products)	84	36,444
Invacare Corp. (Healthcare - Products)	84	1,886
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	252	2,089
Johnson & Johnson (Healthcare - Products)	6,804	438,110
Kinetic Concepts, Inc.* (Healthcare - Products)	168	11,490
Laboratory Corp. of America Holdings* (Healthcare - Services)	252	21,130
Life Technologies Corp.* (Biotechnology)	462	18,790
LifePoint Hospitals, Inc.* (Healthcare - Services)	126	4,871
Lincare Holdings, Inc. (Healthcare - Services)	252	5,935
Magellan Health Services, Inc.* (Healthcare - Services)	84	4,323
Masimo Corp. (Healthcare - Products)	126	2,606
Medco Health Solutions, Inc.* (Pharmaceuticals)	966	52,995

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	168	$6,433
Mednax, Inc.* (Healthcare - Services)	126	8,291
Medtronic, Inc. (Healthcare - Products)	2,646	91,922
Merck & Co., Inc. (Pharmaceuticals)	7,644	263,718
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,050	20,548
Myriad Genetics, Inc.* (Biotechnology)	210	4,469
Nektar Therapeutics* (Pharmaceuticals)	294	1,593
NuVasive, Inc.* (Healthcare - Products)	84	1,245
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	168	6,876
Owens & Minor, Inc. (Distribution/Wholesale)	168	5,027
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	84	2,570
PAREXEL International Corp.* (Commercial Services)	126	2,776
Patterson Cos., Inc. (Healthcare - Products)	252	7,930
PDL BioPharma, Inc. (Biotechnology)	336	2,040
Perrigo Co. (Pharmaceuticals)	210	18,959
Pfizer, Inc. (Pharmaceuticals)	19,404	373,721
Pharmaceutical Product Development, Inc. (Commercial Services)	252	8,313
Pharmasset, Inc.* (Pharmaceuticals)	168	11,827
PSS World Medical, Inc.* (Healthcare - Products)	126	2,804
Quest Diagnostics, Inc. (Healthcare - Services)	378	21,092
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	126	5,117
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	9,290
ResMed, Inc.* (Healthcare - Products)	378	10,697
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	126	4,316
Seattle Genetics, Inc.* (Biotechnology)	252	5,544
Sirona Dental Systems, Inc.* (Healthcare - Products)	126	6,035
St. Jude Medical, Inc. (Healthcare - Products)	798	31,122
STERIS Corp. (Healthcare - Products)	126	3,903
Stryker Corp. (Healthcare - Products)	756	36,220
Techne Corp. (Healthcare - Products)	84	5,779
Teleflex, Inc. (Healthcare - Products)	84	5,028
Tenet Healthcare Corp.* (Healthcare - Services)	1,176	5,562
The Cooper Cos., Inc. (Healthcare - Products)	126	8,732
Theravance, Inc.* (Pharmaceuticals)	210	4,668
Thermo Fisher Scientific, Inc.* (Electronics)	966	48,561
Thoratec Corp.* (Healthcare - Products)	168	6,134
United Therapeutics Corp.* (Biotechnology)	126	5,510
UnitedHealth Group, Inc. (Healthcare - Services)	2,688	128,997
Universal Health Services, Inc. - Class B (Healthcare - Services)	210	8,394
Varian Medical Systems, Inc.* (Healthcare - Products)	294	17,264
Vertex Pharmaceuticals, Inc.* (Biotechnology)	504	19,953
Volcano Corp.* (Healthcare - Products)	126	3,141
Warner Chilcott PLC - Class A* (Pharmaceuticals)	420	7,610
Waters Corp.* (Electronics)	210	16,825
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	336	22,566
WellCare Health Plans, Inc.* (Healthcare - Services)	126	6,175
WellPoint, Inc. (Healthcare - Services)	882	60,770
West Pharmaceutical Services, Inc. (Healthcare - Products)	84	3,265
Zimmer Holdings, Inc.* (Healthcare - Products)	462	24,315

TOTAL COMMON STOCKS (Cost $2,570,402)		3,561,617

	Principal Amount	Value
Repurchase Agreements(a)(b) (41.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $2,658,003	$2,658,000	$2,658,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,658,000)		2,658,000

TOTAL INVESTMENT SECURITIES (Cost $5,228,402) — 97.9%		6,219,617
Net other assets (liabilities) — 2.1%		132,513

NET ASSETS — 100.0%		$6,352,130

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $988,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$2,416,344	$(12,677)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	3,545,292	(7,937)
		$(20,614)

Health Care UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Biotechnology	$497,441	7.8%
Commercial Services	16,221	0.3%
Distribution/Wholesale	5,027	0.1%
Electronics	65,386	1.0%
Healthcare - Products	1,097,958	17.3%
Healthcare - Services	468,800	7.4%
Pharmaceuticals	1,410,784	22.2%
Other**	2,790,513	43.9%
Total	$6,352,130	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (58.0%)
3M Co. (Miscellaneous Manufacturing)	1,368	$108,099
AAR Corp. (Aerospace/Defense)	76	1,515
ABM Industries, Inc. (Commercial Services)	76	1,537
Acacia Research Corp.* (Media)	76	3,028
Accenture PLC - Class A (Computers)	1,330	80,146
Actuant Corp. - Class A (Miscellaneous Manufacturing)	152	3,420
Acuity Brands, Inc. (Electrical Components & Equipment)	76	3,519
Aecom Technology Corp.* (Engineering & Construction)	228	4,770
Aegion Corp.* (Engineering & Construction)	76	1,124
AGCO Corp.* (Machinery - Diversified)	190	8,328
Agilent Technologies, Inc.* (Electronics)	722	26,764
Alexander & Baldwin, Inc. (Transportation)	76	3,155
Alliance Data Systems Corp.* (Commercial Services)	114	11,678
Alliant Techsystems, Inc. (Aerospace/Defense)	76	4,414
Ametek, Inc. (Electrical Components & Equipment)	342	13,516
Amphenol Corp. - Class A (Electronics)	342	16,242
Anixter International, Inc.* (Telecommunications)	76	4,460
AptarGroup, Inc. (Miscellaneous Manufacturing)	114	5,469
Arkansas Best Corp. (Transportation)	38	783
Arrow Electronics, Inc.* (Electronics)	228	8,219
Astec Industries, Inc.* (Machinery - Construction & Mining)	38	1,263
Automatic Data Processing, Inc. (Commercial Services)	1,026	53,691
Avnet, Inc.* (Electronics)	304	9,214
AVX Corp. (Electronics)	114	1,529
Babcock & Wilcox Co.* (Machinery - Diversified)	228	5,014
Ball Corp. (Packaging & Containers)	342	11,823
BE Aerospace, Inc.* (Aerospace/Defense)	190	7,169
Belden, Inc. (Electrical Components & Equipment)	114	3,680
Bemis Co., Inc. (Packaging & Containers)	228	6,409
Benchmark Electronics, Inc.* (Electronics)	114	1,566
Boeing Co. (Aerospace/Defense)	1,368	90,001
Brady Corp. - Class A (Electronics)	114	3,502
Broadridge Financial Solutions, Inc. (Software)	266	5,918
C.H. Robinson Worldwide, Inc. (Transportation)	342	23,745
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	114	4,756
Caterpillar, Inc. (Machinery - Construction & Mining)	1,216	114,863
Ceradyne, Inc.* (Miscellaneous Manufacturing)	38	1,271
Checkpoint Systems, Inc.* (Electronics)	76	1,007
Cintas Corp. (Textiles)	228	6,815
Clarcor, Inc. (Miscellaneous Manufacturing)	114	5,527
Clean Harbors, Inc.* (Environmental Control)	114	6,643
Cognex Corp. (Machinery - Diversified)	76	2,576
Coinstar, Inc.* (Retail)	76	3,628
Con-way, Inc. (Transportation)	114	3,360
Convergys Corp.* (Commercial Services)	228	2,440
Cooper Industries PLC (Miscellaneous Manufacturing)	342	17,941
CoreLogic, Inc.* (Commercial Services)	228	2,775
Corrections Corp. of America* (Commercial Services)	228	5,068
Crane Co. (Miscellaneous Manufacturing)	114	5,028
Crown Holdings, Inc.* (Packaging & Containers)	304	10,272
CSX Corp. (Transportation)	2,280	50,639
Cummins, Inc. (Machinery - Diversified)	380	37,783
Curtiss-Wright Corp. (Aerospace/Defense)	114	3,737
Danaher Corp. (Miscellaneous Manufacturing)	1,178	56,956
Deere & Co. (Machinery - Diversified)	874	66,337
Deluxe Corp. (Commercial Services)	114	2,693
Donaldson Co., Inc. (Miscellaneous Manufacturing)	152	9,736
Dover Corp. (Miscellaneous Manufacturing)	380	21,101
Eagle Materials, Inc. (Building Materials)	76	1,564
Eaton Corp. (Miscellaneous Manufacturing)	722	32,360
EMCOR Group, Inc. (Engineering & Construction)	152	3,811
Emerson Electric Co. (Electrical Components & Equipment)	1,558	74,971
EnerSys* (Electrical Components & Equipment)	114	2,568
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	38	1,162
Esterline Technologies Corp.* (Aerospace/Defense)	76	4,248
Euronet Worldwide, Inc.* (Commercial Services)	114	2,208
Expeditors International of Washington, Inc. (Transportation)	456	20,794
Fastenal Co. (Distribution/Wholesale)	608	23,159
FedEx Corp. (Transportation)	608	49,753
Fidelity National Information Services, Inc. (Software)	532	13,928
Fiserv, Inc.* (Software)	304	17,896
Flextronics International, Ltd.* (Electronics)	1,520	9,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc. (Electronics)	342	$8,995
Flowserve Corp. (Machinery - Diversified)	114	10,567
Fluor Corp. (Engineering & Construction)	380	21,603
Fortune Brands Home & Security Inc.* (Building Materials)	304	4,417
Forward Air Corp. (Transportation)	76	2,489
Foster Wheeler AG* (Engineering & Construction)	266	5,671
FTI Consulting, Inc.* (Commercial Services)	76	2,995
G & K Services, Inc. (Textiles)	38	1,154
Gardner Denver, Inc. (Machinery - Diversified)	114	8,816
GATX Corp. (Trucking & Leasing)	114	4,330
General Cable Corp.* (Electrical Components & Equipment)	114	3,197
General Dynamics Corp. (Aerospace/Defense)	646	41,467
General Electric Co. (Miscellaneous Manufacturing)	22,344	373,368
Genesee & Wyoming, Inc. - Class A* (Transportation)	76	4,500
Genpact, Ltd.* (Commercial Services)	228	3,682
Global Payments, Inc. (Commercial Services)	152	6,980
Goodrich Corp. (Aerospace/Defense)	266	32,620
Graco, Inc. (Machinery - Diversified)	114	4,895
GrafTech International, Ltd.* (Electrical Components & Equipment)	266	4,179
Granite Construction, Inc. (Engineering & Construction)	76	1,710
Greif, Inc. - Class A (Packaging & Containers)	38	1,702
Harsco Corp. (Miscellaneous Manufacturing)	152	3,504
Heartland Express, Inc. (Transportation)	114	1,529
Hexcel Corp.* (Miscellaneous Manufacturing)	190	4,695
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,482	77,657
Hub Group, Inc. - Class A* (Transportation)	76	2,376
Hubbell, Inc. - Class B (Electrical Components & Equipment)	114	6,816
Huntington Ingalls Industries, Inc.* (Shipbuilding)	114	3,363
IDEX Corp. (Machinery - Diversified)	190	6,735
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	874	42,503
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	684	21,293
IPG Photonics Corp.* (Telecommunications)	38	2,009
Iron Mountain, Inc. (Commercial Services)	380	11,753
Itron, Inc.* (Electronics)	76	2,796
ITT Industries, Inc. (Miscellaneous Manufacturing)	380	17,328
J.B. Hunt Transport Services, Inc. (Transportation)	228	9,647
Jabil Circuit, Inc. (Electronics)	418	8,594
Jack Henry & Associates, Inc. (Computers)	190	6,158
Jacobs Engineering Group, Inc.* (Engineering & Construction)	266	10,321
Joy Global, Inc. (Machinery - Construction & Mining)	228	19,882
Kaman Corp. (Aerospace/Defense)	38	1,263
Kansas City Southern Industries, Inc.* (Transportation)	228	14,403
Kaydon Corp. (Metal Fabricate/Hardware)	76	2,391
KBR, Inc. (Engineering & Construction)	304	8,485
Kennametal, Inc. (Hand/Machine Tools)	190	7,389
Kirby Corp.* (Transportation)	114	7,015
Knight Transportation, Inc. (Transportation)	114	1,733
L-3 Communications Holdings, Inc. (Aerospace/Defense)	228	15,454
Landstar System, Inc. (Transportation)	114	5,088
Lender Processing Services, Inc. (Commercial Services)	190	3,334
Lennox International, Inc. (Building Materials)	114	3,670
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	190	6,916
Littelfuse, Inc. (Electrical Components & Equipment)	38	1,860
Lockheed Martin Corp. (Aerospace/Defense)	570	43,263
Louisiana-Pacific Corp.* (Building Materials)	266	1,769
Manitowoc Co. (Machinery - Diversified)	266	2,947
Manpower, Inc. (Commercial Services)	190	8,197
ManTech International Corp. - Class A (Software)	38	1,335
Martin Marietta Materials (Building Materials)	76	5,485
Masco Corp. (Building Materials)	760	7,296
MDU Resources Group, Inc. (Electric)	380	7,832
MeadWestvaco Corp. (Forest Products & Paper)	342	9,545
Meritor, Inc.* (Auto Parts & Equipment)	190	1,809
Mettler Toledo International, Inc.* (Electronics)	76	11,674
Mine Safety Appliances Co. (Environmental Control)	76	2,550
Molex, Inc. (Electrical Components & Equipment)	152	3,753
Molex, Inc. - Class A (Electrical Components & Equipment)	152	3,101
Monster Worldwide, Inc.* (Commercial Services)	266	2,455
Moog, Inc. - Class A* (Aerospace/Defense)	76	2,943

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co. - Class A (Retail)	114	$7,753
Mueller Industries, Inc. (Metal Fabricate/Hardware)	76	3,074
Nalco Holding Co. (Environmental Control)	304	11,464
National Instruments Corp. (Electronics)	190	5,075
Navistar International Corp.* (Auto Manufacturers)	152	6,395
NeuStar, Inc.* (Telecommunications)	152	4,832
Nordson Corp. (Machinery - Diversified)	114	5,286
Norfolk Southern Corp. (Transportation)	722	53,421
Northrop Grumman Corp. (Aerospace/Defense)	532	30,723
Old Dominion Freight Line, Inc.* (Transportation)	114	4,169
Orbital Sciences Corp.* (Aerospace/Defense)	114	1,762
Oshkosh Truck Corp.* (Auto Manufacturers)	190	3,963
Overseas Shipholding Group, Inc. (Transportation)	38	474
Owens Corning, Inc.* (Building Materials)	228	6,471
Owens-Illinois, Inc.* (Packaging & Containers)	342	6,867
PACCAR, Inc. (Auto Manufacturers)	760	32,862
Packaging Corp. of America (Packaging & Containers)	228	5,946
Pall Corp. (Miscellaneous Manufacturing)	228	11,667
Parker Hannifin Corp. (Miscellaneous Manufacturing)	342	27,890
Paychex, Inc. (Commercial Services)	684	19,932
Pentair, Inc. (Miscellaneous Manufacturing)	190	6,830
PerkinElmer, Inc. (Electronics)	228	4,713
PHH Corp.* (Commercial Services)	114	2,103
Plexus Corp.* (Electronics)	76	1,953
Precision Castparts Corp. (Metal Fabricate/Hardware)	304	49,598
Quanex Building Products Corp. (Building Materials)	76	1,121
Quanta Services, Inc.* (Commercial Services)	418	8,732
R.R. Donnelley & Sons Co. (Commercial Services)	380	6,194
Raytheon Co. (Aerospace/Defense)	722	31,905
Regal-Beloit Corp. (Hand/Machine Tools)	76	4,038
Republic Services, Inc. (Environmental Control)	646	18,385
Resources Connection, Inc. (Commercial Services)	114	1,264
Robbins & Myers, Inc. (Machinery - Diversified)	76	3,396
Robert Half International, Inc. (Commercial Services)	304	8,035
Rock-Tenn Co. - Class A (Packaging & Containers)	152	8,997
Rockwell Automation, Inc. (Machinery - Diversified)	304	20,566
Rockwell Collins, Inc. (Aerospace/Defense)	342	19,094
Roper Industries, Inc. (Machinery - Diversified)	190	15,409
Ryder System, Inc. (Transportation)	114	5,807
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	38	1,778
Sealed Air Corp. (Packaging & Containers)	418	7,440
Shaw Group, Inc.* (Engineering & Construction)	152	3,535
Sherwin-Williams Co. (Chemicals)	190	15,715
Silgan Holdings, Inc. (Packaging & Containers)	114	4,279
Simpson Manufacturing Co., Inc. (Building Materials)	76	2,330
Smith Corp. (Miscellaneous Manufacturing)	76	2,824
Sonoco Products Co. (Packaging & Containers)	228	7,157
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	228	3,892
SPX Corp. (Miscellaneous Manufacturing)	114	6,225
Stericycle, Inc.* (Environmental Control)	190	15,880
TE Connectivity, Ltd. (Electronics)	912	32,422
Teekay Shipping Corp. (Transportation)	76	1,958
Teledyne Technologies, Inc.* (Aerospace/Defense)	76	4,140
TeleTech Holdings, Inc.* (Commercial Services)	76	1,328
Temple-Inland, Inc. (Packaging & Containers)	228	7,253
Terex Corp.* (Machinery - Construction & Mining)	228	3,794
Tetra Tech, Inc.* (Environmental Control)	114	2,489
Texas Industries, Inc. (Building Materials)	38	1,140
Textron, Inc. (Miscellaneous Manufacturing)	570	11,069
The Brink’s Co. (Miscellaneous Manufacturing)	114	3,168
The Corporate Executive Board Co. (Commercial Services)	76	2,781
The Geo Group, Inc.* (Commercial Services)	152	2,771
The Timken Co. (Metal Fabricate/Hardware)	152	6,402
Thomas & Betts Corp.* (Electronics)	114	5,665
Toro Co. (Housewares)	76	4,107
Total System Services, Inc. (Commercial Services)	418	8,314
Towers Watson & Co. - Class A (Commercial Services)	114	7,490
TransDigm Group, Inc.* (Aerospace/Defense)	114	10,707
Trimble Navigation, Ltd.* (Electronics)	266	10,749

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Trinity Industries, Inc. (Miscellaneous Manufacturing)	152	$4,145
Triumph Group, Inc. (Aerospace/Defense)	76	4,416
TrueBlue, Inc.* (Commercial Services)	76	1,005
Tyco International, Ltd. (Miscellaneous Manufacturing)	988	45,003
Union Pacific Corp. (Transportation)	1,026	102,159
United Parcel Service, Inc. - Class B (Transportation)	1,558	109,434
United Rentals, Inc.* (Commercial Services)	114	2,669
United Stationers, Inc. (Distribution/Wholesale)	76	2,418
United Technologies Corp. (Aerospace/Defense)	1,672	130,382
Universal Display Corp.* (Electrical Components & Equipment)	76	3,559
URS Corp.* (Engineering & Construction)	152	5,426
USG Corp.* (Building Materials)	152	1,407
UTI Worldwide, Inc. (Transportation)	228	3,331
Valmont Industries, Inc. (Metal Fabricate/Hardware)	38	3,258
Valspar Corp. (Chemicals)	190	6,625
Veeco Instruments, Inc.* (Semiconductors)	76	2,028
Verisk Analytics, Inc. - Class A* (Commercial Services)	266	9,350
Vishay Intertechnology, Inc.* (Electronics)	304	3,268
VistaPrint N.V.* (Commercial Services)	76	2,654
Vulcan Materials Co. (Mining)	228	7,134
W.W. Grainger, Inc. (Distribution/Wholesale)	114	19,529
Wabtec Corp. (Machinery - Diversified)	114	7,658
Waste Connections, Inc. (Environmental Control)	228	7,763
Waste Management, Inc. (Environmental Control)	874	28,781
Watsco, Inc. (Distribution/Wholesale)	38	2,343
Werner Enterprises, Inc. (Transportation)	114	2,702
WESCO International, Inc.* (Distribution/Wholesale)	76	3,683
Woodward, Inc. (Electronics)	114	3,862
World Fuel Services Corp. (Retail)	152	6,057
Wright Express Corp.* (Commercial Services)	76	3,563
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	114	4,074

TOTAL COMMON STOCKS (Cost $2,604,370)		3,445,968

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,813,002	$1,813,000	$1,813,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,813,000)		1,813,000

TOTAL INVESTMENT SECURITIES (Cost $4,417,370) — 88.5%		5,258,968
Net other assets (liabilities) — 11.5%		683,554

NET ASSETS — 100.0%		$5,942,522

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $748,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$2,617,721	$(14,138)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	2,864,110	10,353
		$(3,785)

Industrials UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$485,115	8.2%
Auto Manufacturers	43,220	0.7%
Auto Parts & Equipment	1,809	NM
Building Materials	36,670	0.6%
Chemicals	22,340	0.4%
Commercial Services	209,671	3.5%
Computers	86,304	1.4%
Distribution/Wholesale	51,132	0.9%
Electric	7,832	0.1%
Electrical Components & Equipment	124,719	2.1%
Electronics	177,788	3.0%
Engineering & Construction	66,456	1.1%
Environmental Control	93,955	1.6%
Forest Products & Paper	9,545	0.2%
Hand/Machine Tools	18,343	0.3%
Housewares	4,107	0.1%
Iron/Steel	1,778	NM
Machinery - Construction & Mining	139,802	2.4%
Machinery - Diversified	210,387	3.5%
Media	3,028	0.1%
Metal Fabricate/Hardware	64,723	1.1%
Mining	7,134	0.1%
Miscellaneous Manufacturing	931,995	15.7%
Packaging & Containers	78,145	1.3%
Retail	17,438	0.3%
Semiconductors	2,028	NM
Shipbuilding	3,363	0.1%
Software	39,077	0.7%
Telecommunications	11,301	0.2%
Textiles	7,969	0.1%
Transportation	484,464	8.1%
Trucking & Leasing	4,330	0.1%
Other**	2,496,554	42.0%
Total	$5,942,522	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (57.4%)
Akamai Technologies, Inc.* (Internet)	13,152	$354,315
Allscripts Healthcare Solutions, Inc.* (Software)	14,688	281,275
Amazon.com, Inc.* (Internet)	4,128	881,369
Ariba, Inc.* (Software)	8,832	279,798
Blue Nile, Inc.* (Internet)	3,264	147,304
Check Point Software Technologies, Ltd.* (Software)	7,392	426,001
Concur Technologies, Inc.* (Software)	5,184	241,160
Constant Contact, Inc.* (Internet)	6,912	139,899
DealerTrack Holdings, Inc.* (Internet)	7,776	168,661
Digital River, Inc.* (Internet)	7,104	130,216
E*TRADE Financial Corp.* (Diversified Financial Services)	22,080	239,568
EarthLink, Inc. (Internet)	19,680	137,957
eBay, Inc.* (Internet)	22,176	705,862
Ebix, Inc.* (Software)	7,488	128,120
Expedia, Inc. (Internet)	11,232	294,952
Google, Inc. - Class A* (Internet)	2,112	1,251,656
IAC/InterActiveCorp* (Internet)	6,240	254,779
Internap Network Services Corp.* (Internet)	18,720	106,330
j2 Global Communications, Inc. (Internet)	5,856	180,248
Juniper Networks, Inc.* (Telecommunications)	20,160	493,315
Monster Worldwide, Inc.* (Commercial Services)	19,680	181,646
Netflix, Inc.* (Internet)	2,016	165,473
NETGEAR, Inc.* (Telecommunications)	5,952	211,058
NIC, Inc. (Internet)	12,096	167,046
Priceline.com, Inc.* (Internet)	1,152	584,894
Quest Software, Inc.* (Software)	9,600	168,864
RealNetworks, Inc. (Internet)	9,984	97,444
Salesforce.com, Inc.* (Software)	3,936	524,157
Sapient Corp. (Internet)	15,936	196,969
Sonus Networks, Inc.* (Telecommunications)	49,152	130,253
TD Ameritrade Holding Corp. (Diversified Financial Services)	18,432	309,289
Tibco Software, Inc.* (Internet)	12,960	374,414
United Online, Inc. (Internet)	20,928	123,685
ValueClick, Inc.* (Internet)	11,232	197,683
VeriSign, Inc. (Internet)	9,600	308,064
VirnetX Holding Corp.* (Internet)	7,008	151,022
Vocus, Inc.* (Internet)	5,568	113,476
WebMD Health Corp.* (Internet)	6,336	227,779
Websense, Inc.* (Internet)	7,392	131,873
Yahoo!, Inc.* (Internet)	35,712	558,536

TOTAL COMMON STOCKS (Cost $6,595,324)		11,766,410

	Principal Amount	Value
Repurchase Agreements(a)(b) (43.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $8,972,009	$8,972,000	$8,972,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,972,000)		8,972,000

TOTAL INVESTMENT SECURITIES (Cost $15,567,324) — 101.2%		20,738,410
Net other assets (liabilities) — (1.2)%		(247,124)

NET ASSETS — 100.0%		$20,491,286

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,058,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$9,686,716	$(156,473)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	9,274,124	(129,940)
		$(286,413)

Internet UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Commercial Services	$181,646	0.9%
Diversified Financial Services	548,857	2.7%
Internet	8,151,906	39.8%
Software	2,049,375	10.0%
Telecommunications	834,626	4.0%
Other**	8,724,876	42.6%
Total	$20,491,286	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (60.0%)
American Tower Corp.* (Telecommunications)	9,408	$518,381
Crown Castle International Corp.* (Telecommunications)	5,712	236,248
Leap Wireless International, Inc.* (Telecommunications)	1,512	10,508
MetroPCS Communications, Inc.* (Telecommunications)	7,560	64,260
NII Holdings, Inc. - Class B* (Telecommunications)	4,032	94,873
SBA Communications Corp. - Class A* (Telecommunications)	2,688	102,386
Sprint Nextel Corp.* (Telecommunications)	70,392	180,908
Telephone & Data Systems, Inc. (Telecommunications)	1,176	27,260
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,008	21,087
US Cellular Corp.* (Telecommunications)	336	13,396

TOTAL COMMON STOCKS (Cost $1,058,099)		1,269,307

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $861,001	$861,000	$861,000

TOTAL REPURCHASE AGREEMENTS (Cost $861,000)		861,000

TOTAL INVESTMENT SECURITIES (Cost $1,919,099) — 100.6%		2,130,307
Net other assets (liabilities) — (0.6)%		(12,065)

NET ASSETS — 100.0%		$2,118,242

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $518,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,470,302	$(86,002)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	439,766	(28,765)
		$(114,767)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Telecommunications	$1,269,307	60.0%
Other**	848,935	40.0%
Total	$2,118,242	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (67.3%)
Anadarko Petroleum Corp. (Oil & Gas)	11,682	$917,037
Apache Corp. (Oil & Gas)	9,027	899,360
Atlas Energy LP - Escrowed Security*(a) (Pipelines)	4,260	—
Atwood Oceanics, Inc.* (Oil & Gas)	1,239	52,955
Baker Hughes, Inc. (Oil & Gas Services)	10,266	595,325
Berry Petroleum Co. - Class A (Oil & Gas)	1,239	42,807
Bill Barrett Corp.* (Oil & Gas)	1,062	44,179
Brigham Exploration Co.* (Oil & Gas)	2,655	96,682
Bristow Group, Inc. (Transportation)	885	44,055
Cabot Oil & Gas Corp. (Oil & Gas)	2,478	192,590
Cameron International Corp.* (Oil & Gas Services)	5,664	278,329
CARBO Ceramics, Inc. (Oil & Gas Services)	531	72,136
Carrizo Oil & Gas, Inc.* (Oil & Gas)	885	24,072
Chart Industries, Inc.* (Machinery - Diversified)	708	40,009
Chesapeake Energy Corp. (Oil & Gas)	15,399	433,020
Chevron Corp. (Oil & Gas)	47,082	4,945,964
Cimarex Energy Co. (Oil & Gas)	1,947	124,608
Cobalt International Energy, Inc.* (Oil & Gas)	3,540	36,533
Complete Production Services, Inc.* (Oil & Gas Services)	1,947	63,862
Comstock Resources, Inc.* (Oil & Gas)	1,062	19,371
Concho Resources, Inc.* (Oil & Gas)	2,478	234,716
ConocoPhillips (Oil & Gas)	30,090	2,095,768
Continental Resources, Inc.* (Oil & Gas)	1,416	85,880
Core Laboratories N.V. (Oil & Gas Services)	1,062	114,972
CVR Energy, Inc.* (Oil & Gas)	1,947	48,208
Denbury Resources, Inc.* (Oil & Gas)	9,381	147,282
Devon Energy Corp. (Oil & Gas)	9,204	597,800
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,593	104,405
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,947	94,235
Dril-Quip, Inc.* (Oil & Gas Services)	885	57,614
El Paso Corp. (Pipelines)	18,054	451,531
Energen Corp. (Oil & Gas)	1,770	86,836
EOG Resources, Inc. (Oil & Gas)	6,372	569,848
EQT Corp. (Oil & Gas)	3,540	224,790
EXCO Resources, Inc. (Oil & Gas)	3,540	44,639
Exterran Holdings, Inc.* (Oil & Gas Services)	1,416	13,452
Exxon Mobil Corp. (Oil & Gas)	114,165	8,915,145
First Solar, Inc.* (Energy - Alternate Sources)	1,239	61,665
FMC Technologies, Inc.* (Oil & Gas Services)	5,664	253,860
Forest Oil Corp.* (Oil & Gas)	2,655	30,957
Global Industries, Ltd.* (Oil & Gas Services)	2,478	19,700
GT Advanced Technologies, Inc.* (Semiconductors)	3,009	24,674
Halliburton Co. (Oil & Gas Services)	21,594	806,752
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,301	41,556
Helmerich & Payne, Inc. (Oil & Gas)	2,301	122,367
Hess Corp. (Oil & Gas)	7,257	453,998
HollyFrontier Corp. (Oil & Gas)	4,602	141,235
Key Energy Services, Inc.* (Oil & Gas Services)	3,363	43,484
Kinder Morgan, Inc. (Pipelines)	2,655	75,933
Lufkin Industries, Inc. (Oil & Gas Services)	708	41,836
Marathon Oil Corp. (Oil & Gas)	16,638	433,087
Marathon Petroleum Corp. (Oil & Gas)	8,319	298,652
McDermott International, Inc.* (Engineering & Construction)	5,487	60,247
McMoRan Exploration Co.* (Oil & Gas)	2,478	30,182
Murphy Oil Corp. (Oil & Gas)	4,602	254,813
Nabors Industries, Ltd.* (Oil & Gas)	6,726	123,288
National Oilwell Varco, Inc. (Oil & Gas Services)	9,912	707,023
Newfield Exploration Co.* (Oil & Gas)	3,186	128,268
Noble Corp.* (Oil & Gas)	6,195	222,648
Noble Energy, Inc. (Oil & Gas)	4,071	363,703
Oasis Petroleum, Inc.* (Oil & Gas)	1,593	46,739
Occidental Petroleum Corp. (Oil & Gas)	18,939	1,760,191
Oceaneering International, Inc. (Oil & Gas Services)	2,478	103,655
OGE Energy Corp. (Electric)	2,301	119,054
Oil States International, Inc.* (Oil & Gas Services)	1,239	86,247
Parker Drilling Co.* (Oil & Gas)	2,832	15,661
Patterson-UTI Energy, Inc. (Oil & Gas)	3,717	75,529
Pioneer Natural Resources Co. (Oil & Gas)	2,832	237,605
Plains Exploration & Production Co.* (Oil & Gas)	3,363	105,935
QEP Resources, Inc. (Oil & Gas)	4,071	144,724
Quicksilver Resources, Inc.* (Oil & Gas)	2,832	21,806
Range Resources Corp. (Oil & Gas)	3,717	255,878
Rosetta Resources, Inc.* (Oil & Gas)	1,239	54,937
Rowan Cos., Inc.* (Oil & Gas)	3,009	103,780
SandRidge Energy, Inc.* (Oil & Gas)	9,027	69,147
Schlumberger, Ltd. (Oil & Gas Services)	31,683	2,327,750
SEACOR SMIT, Inc. (Oil & Gas Services)	531	45,215
SM Energy Co. (Oil & Gas)	1,416	117,401
Southern Union Co. (Gas)	2,655	111,590
Southwestern Energy Co.* (Oil & Gas)	8,142	342,290
Sunoco, Inc. (Oil & Gas)	2,832	105,435
Superior Energy Services, Inc.* (Oil & Gas Services)	1,947	54,750
Swift Energy Co.* (Oil & Gas)	1,062	32,518
Tesoro Petroleum Corp.* (Oil & Gas)	3,363	87,236
TETRA Technologies, Inc.* (Oil & Gas Services)	1,770	16,815
The Williams Cos., Inc. (Pipelines)	13,806	415,699
Tidewater, Inc. (Transportation)	1,239	60,996

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd. (Oil & Gas)	7,434	$424,853
Ultra Petroleum Corp.* (Oil & Gas)	3,540	112,784
Unit Corp.* (Oil & Gas)	1,062	52,102
Valero Energy Corp. (Oil & Gas)	13,452	330,919
Weatherford International, Ltd.* (Oil & Gas Services)	17,523	271,607
Whiting Petroleum Corp.* (Oil & Gas)	2,832	131,830

TOTAL COMMON STOCKS (Cost $15,489,182)		35,792,621

	Principal Amount	Value
Repurchase Agreements(b)(c) (33.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $17,842,018	$17,842,000	$17,842,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,842,000)		17,842,000

TOTAL INVESTMENT SECURITIES (Cost $33,331,182) — 100.8%		53,634,621
Net other assets (liabilities) — (0.8)%		(399,327)

NET ASSETS — 100.0%		$53,235,294

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on October 31, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $9,862,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$22,117,088	$(89,154)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	21,915,808	(48,010)
		$(137,164)

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Electric	$119,054	0.2%
Energy - Alternate Sources	61,665	0.1%
Engineering & Construction	60,247	0.1%
Gas	111,590	0.2%
Machinery - Diversified	40,009	0.1%
Oil & Gas	28,216,993	53.1%
Oil & Gas Services	6,110,175	11.5%
Pipelines	943,163	1.8%
Semiconductors	24,674	NM
Transportation	105,051	0.2%
Other**	17,442,673	32.7%
Total	$53,235,294	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (51.5%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,806	$77,188
Baker Hughes, Inc. (Oil & Gas Services)	13,803	800,436
Bristow Group, Inc. (Transportation)	1,161	57,795
Cameron International Corp.* (Oil & Gas Services)	7,740	380,344
CARBO Ceramics, Inc. (Oil & Gas Services)	645	87,623
Chart Industries, Inc.* (Machinery - Diversified)	903	51,029
Complete Production Services, Inc.* (Oil & Gas Services)	2,580	84,624
Core Laboratories N.V. (Oil & Gas Services)	1,419	153,621
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,064	135,275
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,580	124,872
Dril-Quip, Inc.* (Oil & Gas Services)	1,161	75,581
El Paso Corp. (Pipelines)	24,381	609,769
Exterran Holdings, Inc.* (Oil & Gas Services)	2,064	19,608
FMC Technologies, Inc.* (Oil & Gas Services)	7,611	341,125
Global Industries, Ltd.* (Oil & Gas Services)	3,354	26,664
Halliburton Co. (Oil & Gas Services)	29,283	1,094,013
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,225	58,243
Helmerich & Payne, Inc. (Oil & Gas)	3,096	164,645
Key Energy Services, Inc.* (Oil & Gas Services)	4,515	58,379
Kinder Morgan, Inc. (Pipelines)	3,483	99,614
Lufkin Industries, Inc. (Oil & Gas Services)	1,032	60,981
McDermott International, Inc.* (Engineering & Construction)	7,482	82,152
Nabors Industries, Ltd.* (Oil & Gas)	9,159	167,884
National Oilwell Varco, Inc. (Oil & Gas Services)	13,416	956,963
Noble Corp.* (Oil & Gas)	8,256	296,721
Oceaneering International, Inc. (Oil & Gas Services)	3,483	145,694
OGE Energy Corp. (Electric)	3,096	160,187
Oil States International, Inc.* (Oil & Gas Services)	1,677	116,736
Parker Drilling Co.* (Oil & Gas)	3,741	20,688
Patterson-UTI Energy, Inc. (Oil & Gas)	4,902	99,609
Rowan Cos., Inc.* (Oil & Gas)	3,999	137,925
Schlumberger, Ltd. (Oil & Gas Services)	42,957	3,156,051
SEACOR SMIT, Inc. (Oil & Gas Services)	645	54,922
Superior Energy Services, Inc.* (Oil & Gas Services)	2,580	72,550
TETRA Technologies, Inc.* (Oil & Gas Services)	2,451	23,284
The Williams Cos., Inc. (Pipelines)	18,576	559,323
Tidewater, Inc. (Transportation)	1,677	82,559
Transocean, Ltd. (Oil & Gas)	10,191	582,416
Unit Corp.* (Oil & Gas)	1,548	75,945
Weatherford International, Ltd.* (Oil & Gas Services)	23,865	369,907

TOTAL COMMON STOCKS (Cost $6,227,478)		11,722,945

	Principal Amount	Value
Repurchase Agreements(a)(b) (46.7%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $10,639,010	$10,639,000	$10,639,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,639,000)		10,639,000

TOTAL INVESTMENT SECURITIES (Cost $16,866,478) — 98.2%		22,361,945
Net other assets (liabilities) — 1.8%		407,936

NET ASSETS — 100.0%		$22,769,881

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,583,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$9,807,592	$473,274
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	12,659,702	6,502
		$479,776

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Electric	$160,187	0.7%
Engineering & Construction	82,152	0.4%
Machinery - Diversified	51,029	0.2%
Oil & Gas	1,758,296	7.7%
Oil & Gas Services	8,262,221	36.3%
Pipelines	1,268,706	5.6%
Transportation	140,354	0.6%
Other**	11,046,936	48.5%
Total	$22,769,881	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (59.2%)
Abbott Laboratories (Pharmaceuticals)	7,436	$400,577
Alkermes PLC* (Pharmaceuticals)	468	8,185
Allergan, Inc. (Pharmaceuticals)	1,456	122,479
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	208	3,236
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,164	257,901
Eli Lilly & Co. (Pharmaceuticals)	4,680	173,909
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	572	18,481
Forest Laboratories, Inc.* (Pharmaceuticals)	1,196	37,435
Hospira, Inc.* (Healthcare - Products)	780	24,531
Impax Laboratories, Inc.* (Pharmaceuticals)	312	5,900
Johnson & Johnson (Healthcare - Products)	13,052	840,418
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	312	11,946
Merck & Co., Inc. (Pharmaceuticals)	14,664	505,908
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,028	39,688
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	156	4,774
Perrigo Co. (Pharmaceuticals)	416	37,556
Pfizer, Inc. (Pharmaceuticals)	37,180	716,087
Pharmasset, Inc.* (Pharmaceuticals)	364	25,626
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	260	10,559
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	260	8,906
Theravance, Inc.* (Pharmaceuticals)	364	8,092
Warner Chilcott PLC - Class A* (Pharmaceuticals)	832	15,076
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	624	41,908

TOTAL COMMON STOCKS (Cost $2,981,643)		3,319,178

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,939,002	$1,939,000	$1,939,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,939,000)		1,939,000

TOTAL INVESTMENT SECURITIES (Cost $4,920,643) — 93.8%		5,258,178
Net other assets (liabilities) — 6.2%		348,970

NET ASSETS — 100.0%		$5,607,148

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $642,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$2,439,562	$(9,589)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	2,653,795	6,293
		$(3,296)

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Healthcare - Products	$864,949	15.4%
Pharmaceuticals	2,454,229	43.8%
Other**	2,287,970	40.8%
Total	$5,607,148	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $52,753,052	$52,753,000	$52,753,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,753,000)		52,753,000

TOTAL INVESTMENT SECURITIES (Cost $52,753,000) — 100.6%		52,753,000
Net other assets (liabilities) — (0.6)%		(310,210)

NET ASSETS — 100.0%		$52,442,790

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At October 31, 2011, the aggregate amount held in a segregated account was $15,804,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$44,275,850	$(1,433,741)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	34,273,979	(1,151,863)
		$(2,585,604)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (60.4%)
Alexandria Real Estate Equities, Inc. (REIT)	2,352	$155,444
American Campus Communities, Inc. (REIT)	2,646	103,009
American Capital Agency Corp. (REIT)	6,762	186,023
Annaly Mortgage Management, Inc. (REIT)	36,652	617,586
Apartment Investment and Management Co. - Class A (REIT)	4,606	113,630
Avalonbay Communities, Inc. (REIT)	3,528	471,658
BioMed Realty Trust, Inc. (REIT)	4,900	88,739
Boston Properties, Inc. (REIT)	5,488	543,257
Brandywine Realty Trust (REIT)	5,096	46,425
BRE Properties, Inc. - Class A (REIT)	2,842	142,441
Brookfield Properties Corp. (Real Estate)	9,800	161,896
Camden Property Trust (REIT)	2,646	160,453
CBL & Associates Properties, Inc. (REIT)	5,292	81,391
CBRE Group, Inc.* (Real Estate)	11,074	196,896
Chimera Investment Corp. (REIT)	38,808	116,812
Colonial Properties Trust (REIT)	3,332	67,573
CommonWealth REIT (REIT)	3,137	60,691
Corporate Office Properties Trust (REIT)	2,744	66,542
DCT Industrial Trust, Inc. (REIT)	9,310	46,178
DDR Corp. (REIT)	8,526	109,218
DiamondRock Hospitality Co. (REIT)	6,370	57,648
Digital Realty Trust, Inc. (REIT)	3,724	232,117
Douglas Emmett, Inc. (REIT)	4,802	93,639
Duke Realty Corp. (REIT)	9,506	116,734
DuPont Fabros Technology, Inc. (REIT)	2,352	48,898
EastGroup Properties, Inc. (REIT)	980	42,738
Entertainment Properties Trust (REIT)	1,764	79,027
Equity Lifestyle Properties, Inc. (REIT)	1,470	97,211
Equity Residential (REIT)	11,172	655,573
Essex Property Trust, Inc. (REIT)	1,274	181,876
Extra Space Storage, Inc. (REIT)	3,528	79,486
Federal Realty Investment Trust (REIT)	2,352	208,764
Forest City Enterprises, Inc. - Class A* (Real Estate)	5,096	69,713
Franklin Street Properties Corp. (REIT)	2,744	34,849
General Growth Properties, Inc. (REIT)	14,504	213,209
Hatteras Financial Corp. (REIT)	2,842	73,039
HCP, Inc. (REIT)	15,386	613,132
Health Care REIT, Inc. (REIT)	6,664	351,126
Healthcare Realty Trust, Inc. (REIT)	2,940	55,537
Highwoods Properties, Inc. (REIT)	2,744	85,009
Home Properties, Inc. (REIT)	1,568	92,355
Hospitality Properties Trust (REIT)	4,704	113,037
Host Hotels & Resorts, Inc. (REIT)	26,656	380,381
Invesco Mortgage Capital, Inc. (REIT)	4,312	68,043
Jones Lang LaSalle, Inc. (Real Estate)	1,666	107,657
Kilroy Realty Corp. (REIT)	2,254	82,699
Kimco Realty Corp. (REIT)	15,386	268,793
LaSalle Hotel Properties (REIT)	3,234	77,325
Lexington Realty Trust (REIT)	5,292	41,595
Liberty Property Trust (REIT)	4,312	137,984
Mack-Cali Realty Corp. (REIT)	3,332	93,496
MFA Financial, Inc. (REIT)	13,426	90,625
Mid-America Apartment Communities, Inc. (REIT)	1,372	85,613
National Retail Properties, Inc. (REIT)	3,528	96,138
OMEGA Healthcare Investors, Inc. (REIT)	3,920	69,619
Piedmont Office Realty Trust, Inc. - Class A (REIT)	6,566	111,491
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,174	232,513
Post Properties, Inc. (REIT)	1,862	76,491
Potlatch Corp. (REIT)	1,470	47,746
Prologis, Inc. (REIT)	17,346	516,217
Public Storage, Inc. (REIT)	5,292	682,933
Rayonier, Inc. (REIT)	4,606	192,208
Realty Income Corp. (REIT)	4,802	160,435
Redwood Trust, Inc. (REIT)	2,646	30,747
Regency Centers Corp. (REIT)	3,430	140,493
Senior Housing Properties Trust (REIT)	5,782	129,748
Simon Property Group, Inc. (REIT)	11,074	1,422,345
SL Green Realty Corp. (REIT)	3,234	223,114
St. Joe Co.* (Real Estate)	3,430	49,220
Starwood Property Trust, Inc. (REIT)	3,528	66,291
Sunstone Hotel Investors, Inc.* (REIT)	4,410	30,650
Tanger Factory Outlet Centers, Inc. (REIT)	3,234	91,069
Taubman Centers, Inc. (REIT)	2,156	132,012
The Howard Hughes Corp.* (Real Estate)	980	47,020
The Macerich Co. (REIT)	4,998	248,700
UDR, Inc. (REIT)	8,232	205,224
Ventas, Inc. (REIT)	9,898	550,428
Vornado Realty Trust (REIT)	6,958	576,192
Washington REIT (REIT)	2,450	70,952
Weingarten Realty Investors (REIT)	4,606	106,905
Weyerhaeuser Co. (REIT)	20,188	362,980

TOTAL COMMON STOCKS (Cost $10,210,582)		15,234,671

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $9,044,009	$9,044,000	$9,044,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,044,000)		9,044,000

TOTAL INVESTMENT SECURITIES (Cost $19,254,582) — 96.2%		24,278,671
Net other assets (liabilities) — 3.8%		968,394

NET ASSETS — 100.0%		$25,247,065

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,570,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$11,849,776	$224,654
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	10,924,050	269,560
		$494,214

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Forest Products & Paper	$232,513	0.9%
REIT	14,369,756	57.0%
Real Estate	632,402	2.5%
Other**	10,012,394	39.6%
Total	$25,247,065	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (51.4%)
Advanced Micro Devices, Inc.* (Semiconductors)	6,800	$39,644
Altera Corp. (Semiconductors)	3,808	144,399
Analog Devices, Inc. (Semiconductors)	3,536	129,312
Applied Materials, Inc. (Semiconductors)	15,504	191,009
Atmel Corp.* (Semiconductors)	5,032	53,138
ATMI, Inc.* (Semiconductors)	408	8,323
Broadcom Corp. - Class A (Semiconductors)	5,712	206,146
Cabot Microelectronics Corp.* (Semiconductors)	272	10,477
Cavium, Inc.* (Semiconductors)	544	17,783
Cree Research, Inc.* (Semiconductors)	1,224	32,607
Cymer, Inc.* (Electronics)	272	11,818
Cypress Semiconductor Corp. (Semiconductors)	2,040	38,984
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,496	22,395
Hittite Microwave Corp.* (Semiconductors)	272	14,307
Integrated Device Technology, Inc.* (Semiconductors)	1,768	10,749
Intel Corp. (Semiconductors)	61,744	1,515,198
InterDigital, Inc. (Telecommunications)	544	23,637
International Rectifier Corp.* (Semiconductors)	816	19,821
Intersil Corp. - Class A (Semiconductors)	1,496	17,907
KLA -Tencor Corp. (Semiconductors)	2,040	96,064
Lam Research Corp.* (Semiconductors)	1,496	64,313
Linear Technology Corp. (Semiconductors)	2,448	79,095
LSI Logic Corp.* (Semiconductors)	6,800	42,500
Marvell Technology Group, Ltd.* (Semiconductors)	5,984	83,716
Maxim Integrated Products, Inc. (Semiconductors)	3,400	88,944
MEMC Electronic Materials, Inc.* (Semiconductors)	2,720	16,293
Microchip Technology, Inc. (Semiconductors)	2,176	78,684
Micron Technology, Inc.* (Semiconductors)	10,200	57,018
Microsemi Corp.* (Semiconductors)	952	17,574
Netlogic Microsystems, Inc.* (Semiconductors)	816	40,147
Novellus Systems, Inc.* (Semiconductors)	816	28,193
NVIDIA Corp.* (Semiconductors)	6,936	102,653
OmniVision Technologies, Inc.* (Semiconductors)	680	11,091
ON Semiconductor Corp.* (Semiconductors)	5,168	39,122
PMC-Sierra, Inc.* (Semiconductors)	2,720	17,245
Rambus, Inc.* (Semiconductors)	1,224	21,702
RF Micro Devices, Inc.* (Telecommunications)	3,264	23,958
SanDisk Corp.* (Computers)	2,856	144,714
Semtech Corp.* (Semiconductors)	816	19,927
Silicon Laboratories, Inc.* (Semiconductors)	544	23,256
Skyworks Solutions, Inc.* (Semiconductors)	2,176	43,107
Teradyne, Inc.* (Semiconductors)	2,176	31,160
Tessera Technologies, Inc.* (Semiconductors)	544	7,491
Texas Instruments, Inc. (Semiconductors)	13,600	417,928
TriQuint Semiconductor, Inc.* (Semiconductors)	1,904	10,129
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	816	51,220
Xilinx, Inc. (Semiconductors)	3,128	104,663

TOTAL COMMON STOCKS (Cost $2,816,539)		4,269,561

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $2,958,003	$2,958,000	$2,958,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,958,000)		2,958,000

TOTAL INVESTMENT SECURITIES (Cost $5,774,539) — 87.0%		7,227,561
Net other assets (liabilities) — 13.0%		1,078,845

NET ASSETS — 100.0%		$8,306,406

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,004,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$3,901,455	$(3,784)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	4,225,479	(51,206)
		$(54,990)

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Computers	$144,714	1.7%
Electronics	11,818	0.1%
Semiconductors	4,065,434	49.0%
Telecommunications	47,595	0.6%
Other**	4,036,845	48.6%
Total	$8,306,406	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (53.3%)
ACI Worldwide, Inc.* (Software)	147	$4,508
Acme Packet, Inc.* (Telecommunications)	147	5,323
Adobe Systems, Inc.* (Software)	1,617	47,556
ADTRAN, Inc. (Telecommunications)	147	4,939
Advanced Micro Devices, Inc.* (Semiconductors)	1,911	11,141
Advent Software, Inc.* (Software)	147	4,028
Akamai Technologies, Inc.* (Internet)	588	15,841
Allscripts Healthcare Solutions, Inc.* (Software)	588	11,260
Altera Corp. (Semiconductors)	1,029	39,020
Amdocs, Ltd.* (Telecommunications)	588	17,652
Analog Devices, Inc. (Semiconductors)	1,029	37,631
ANSYS, Inc.* (Software)	294	15,982
AOL, Inc.* (Internet)	294	4,151
Apple Computer, Inc.* (Computers)	3,087	1,249,556
Applied Materials, Inc. (Semiconductors)	4,263	52,520
Ariba, Inc.* (Software)	294	9,314
Arris Group, Inc.* (Telecommunications)	441	4,745
Aruba Networks, Inc.* (Telecommunications)	294	6,965
athenahealth, Inc.* (Software)	147	7,778
Atmel Corp.* (Semiconductors)	1,470	15,523
ATMI, Inc.* (Semiconductors)	147	2,999
Autodesk, Inc.* (Software)	735	25,431
BMC Software, Inc.* (Software)	588	20,439
Brightpoint, Inc.* (Distribution/Wholesale)	294	2,984
Broadcom Corp. - Class A (Semiconductors)	1,617	58,358
Brocade Communications Systems, Inc.* (Computers)	1,470	6,439
CA, Inc. (Software)	1,323	28,656
Cabot Microelectronics Corp.* (Semiconductors)	147	5,662
CACI International, Inc. - Class A* (Computers)	147	8,069
Cadence Design Systems, Inc.* (Computers)	882	9,764
Cavium, Inc.* (Semiconductors)	147	4,805
Cerner Corp.* (Software)	441	27,973
Check Point Software Technologies, Ltd.* (Software)	588	33,886
Ciena Corp.* (Telecommunications)	294	3,875
Cisco Systems, Inc. (Telecommunications)	18,081	335,041
Citrix Systems, Inc.* (Software)	588	42,824
Cognizant Technology Solutions Corp.* (Computers)	1,029	74,860
CommVault Systems, Inc.* (Software)	147	6,259
Computer Sciences Corp. (Computers)	441	13,874
Compuware Corp.* (Software)	735	6,211
Comtech Telecommunications Corp. (Telecommunications)	147	4,867
Concur Technologies, Inc.* (Software)	147	6,838
Corning, Inc. (Telecommunications)	5,145	73,522
Cree Research, Inc.* (Semiconductors)	294	7,832
CSG Systems International, Inc.* (Software)	147	2,093
Cymer, Inc.* (Electronics)	147	6,387
Cypress Semiconductor Corp. (Semiconductors)	588	11,237
Dell, Inc.* (Computers)	5,439	85,991
Diebold, Inc. (Computers)	147	4,745
Digital River, Inc.* (Internet)	147	2,694
DST Systems, Inc. (Computers)	147	7,378
EarthLink, Inc. (Internet)	294	2,061
Electronics for Imaging, Inc.* (Computers)	147	2,205
EMC Corp.* (Computers)	6,762	165,737
Emulex Corp.* (Semiconductors)	294	2,464
Equinix, Inc.* (Internet)	147	14,113
F5 Networks, Inc.* (Internet)	294	30,561
Fair Isaac Corp. (Software)	147	4,020
Fairchild Semiconductor International, Inc.* (Semiconductors)	441	6,602
Finisar Corp.* (Telecommunications)	294	6,024
Fortinet, Inc.* (Computers)	441	10,169
Garmin, Ltd. (Electronics)	441	15,166
Gartner Group, Inc.* (Commercial Services)	294	11,325
Google, Inc. - Class A* (Internet)	882	522,708
Harmonic, Inc.* (Telecommunications)	441	2,425
Harris Corp. (Telecommunications)	441	16,648
Hewlett-Packard Co. (Computers)	6,762	179,937
Hittite Microwave Corp.* (Semiconductors)	147	7,732
IAC/InterActiveCorp* (Internet)	294	12,004
Informatica Corp.* (Software)	294	13,377
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	441	7,885
Insight Enterprises, Inc.* (Computers)	147	2,484
Integrated Device Technology, Inc.* (Semiconductors)	441	2,681
Intel Corp. (Semiconductors)	17,052	418,456
InterDigital, Inc. (Telecommunications)	147	6,387
International Business Machines Corp. (Computers)	3,822	705,656
International Rectifier Corp.* (Semiconductors)	294	7,141
Intersil Corp. - Class A (Semiconductors)	441	5,279
Intuit, Inc. (Software)	882	47,337
j2 Global Communications, Inc. (Internet)	147	4,525
JDA Software Group, Inc.* (Software)	147	4,685
JDS Uniphase Corp.* (Telecommunications)	735	8,820
Juniper Networks, Inc.* (Telecommunications)	1,764	43,165
KLA -Tencor Corp. (Semiconductors)	588	27,689
Lam Research Corp.* (Semiconductors)	441	18,959

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	294	$9,320
Linear Technology Corp. (Semiconductors)	735	23,748
LSI Logic Corp.* (Semiconductors)	1,911	11,944
Marvell Technology Group, Ltd.* (Semiconductors)	1,617	22,622
Maxim Integrated Products, Inc. (Semiconductors)	1,029	26,919
MEMC Electronic Materials, Inc.* (Semiconductors)	735	4,403
Mentor Graphics Corp.* (Computers)	294	3,340
Microchip Technology, Inc. (Semiconductors)	588	21,262
Micron Technology, Inc.* (Semiconductors)	2,793	15,613
Micros Systems, Inc.* (Computers)	294	14,471
Microsemi Corp.* (Semiconductors)	294	5,427
Microsoft Corp. (Software)	24,402	649,825
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,029	40,007
Motorola Solutions, Inc. (Telecommunications)	1,029	48,270
NCR Corp.* (Computers)	441	8,397
NetApp, Inc.* (Computers)	1,176	48,169
Netlogic Microsystems, Inc.* (Semiconductors)	294	14,465
Novellus Systems, Inc.* (Semiconductors)	294	10,158
Nuance Communications, Inc.* (Software)	735	19,463
NVIDIA Corp.* (Semiconductors)	1,911	28,283
OmniVision Technologies, Inc.* (Semiconductors)	147	2,398
ON Semiconductor Corp.* (Semiconductors)	1,470	11,128
Oracle Corp. (Software)	12,642	414,278
Parametric Technology Corp.* (Software)	441	9,186
Pitney Bowes, Inc. (Office/Business Equipment)	588	11,983
Plantronics, Inc. (Telecommunications)	147	4,911
PMC-Sierra, Inc.* (Semiconductors)	735	4,660
Polycom, Inc.* (Telecommunications)	588	9,720
Progress Software Corp.* (Software)	147	3,096
QLIK Technologies, Inc.* (Software)	294	8,400
QLogic Corp.* (Semiconductors)	294	4,107
Qualcomm, Inc. (Telecommunications)	5,439	280,652
Quality Systems, Inc. (Software)	294	11,440
Quest Software, Inc.* (Software)	147	2,586
Rackspace Hosting, Inc.* (Internet)	294	12,169
Rambus, Inc.* (Semiconductors)	294	5,213
Red Hat, Inc.* (Software)	588	29,194
RF Micro Devices, Inc.* (Telecommunications)	882	6,474
Riverbed Technology, Inc.* (Computers)	441	12,163
Rovi Corp.* (Semiconductors)	294	14,565
SAIC, Inc.* (Commercial Services)	1,176	14,618
Salesforce.com, Inc.* (Software)	441	58,728
SanDisk Corp.* (Computers)	735	37,242
Seagate Technology PLC (Computers)	1,323	21,366
Semtech Corp.* (Semiconductors)	147	3,590
Silicon Laboratories, Inc.* (Semiconductors)	147	6,284
Skyworks Solutions, Inc.* (Semiconductors)	588	11,648
Solera Holdings, Inc. (Software)	294	16,061
Sonus Networks, Inc.* (Telecommunications)	735	1,948
SuccessFactors, Inc.* (Commercial Services)	294	7,850
Symantec Corp.* (Internet)	2,499	42,508
Synaptics, Inc.* (Computers)	147	4,967
Synopsys, Inc.* (Computers)	441	11,823
Tech Data Corp.* (Electronics)	147	7,229
Tellabs, Inc. (Telecommunications)	1,029	4,456
Teradata Corp.* (Computers)	588	35,080
Teradyne, Inc.* (Semiconductors)	588	8,420
Tessera Technologies, Inc.* (Semiconductors)	147	2,024
Texas Instruments, Inc. (Semiconductors)	3,822	117,450
Tibco Software, Inc.* (Internet)	588	16,987
TriQuint Semiconductor, Inc.* (Semiconductors)	588	3,128
Unisys Corp.* (Computers)	147	3,821
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	294	18,454
VeriFone Systems, Inc.* (Software)	294	12,410
VeriSign, Inc. (Internet)	588	18,869
ViaSat, Inc.* (Telecommunications)	147	6,261
VMware, Inc. - Class A* (Software)	294	28,738
Websense, Inc.* (Internet)	147	2,622
Western Digital Corp.* (Computers)	735	19,580
Xerox Corp. (Office/Business Equipment)	4,557	37,276
Xilinx, Inc. (Semiconductors)	882	29,512
Yahoo!, Inc.* (Internet)	3,822	59,776

TOTAL COMMON STOCKS (Cost $4,801,245)		7,389,008

	Principal Amount	Value
Repurchase Agreements(a)(b) (42.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $5,929,006	$5,929,000	$5,929,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,929,000)		5,929,000

TOTAL INVESTMENT SECURITIES (Cost $10,730,245) — 96.1%		13,318,008
Net other assets (liabilities) — 3.9%		536,263

NET ASSETS — 100.0%		$13,854,271

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,377,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$6,401,969	$3,983
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	6,939,304	(50,337)
		$(46,354)

Technology UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Commercial Services	$33,793	0.2%
Computers	2,756,603	19.9%
Distribution/Wholesale	10,869	0.1%
Electronics	28,782	0.2%
Internet	761,589	5.5%
Office/Business Equipment	49,259	0.4%
Semiconductors	1,171,156	8.4%
Software	1,633,860	11.8%
Telecommunications	943,097	6.8%
Other**	6,465,263	46.7%
Total	$13,854,271	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (54.3%)
AboveNet, Inc. (Internet)	90	$5,342
American Tower Corp.* (Telecommunications)	1,395	76,864
AT&T, Inc. (Telecommunications)	20,565	602,760
CenturyLink, Inc. (Telecommunications)	2,115	74,575
Cincinnati Bell, Inc.* (Telecommunications)	675	2,174
Crown Castle International Corp.* (Telecommunications)	855	35,363
Frontier Communications Corp. (Telecommunications)	3,465	21,691
Leap Wireless International, Inc.* (Telecommunications)	225	1,564
Leucadia National Corp. (Holding Companies - Diversified)	675	18,110
Level 3 Communications, Inc.* (Telecommunications)	495	13,212
MetroPCS Communications, Inc.* (Telecommunications)	1,125	9,563
NII Holdings, Inc. - Class B* (Telecommunications)	585	13,765
SBA Communications Corp. - Class A* (Telecommunications)	405	15,426
Sprint Nextel Corp.* (Telecommunications)	10,350	26,599
Telephone & Data Systems, Inc. (Telecommunications)	180	4,172
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	135	2,824
tw telecom, Inc.* (Telecommunications)	540	9,990
US Cellular Corp.* (Telecommunications)	45	1,794
Verizon Communications, Inc. (Telecommunications)	9,765	361,110
Virgin Media, Inc. (Telecommunications)	1,080	26,330
Windstream Corp. (Telecommunications)	1,755	21,358

TOTAL COMMON STOCKS (Cost $1,021,769)		1,344,586

	Principal Amount	Value
Repurchase Agreements(a)(b) (41.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,030,001	$1,030,000	$1,030,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,030,000)		1,030,000

TOTAL INVESTMENT SECURITIES (Cost $2,051,769) — 95.9%		2,374,586
Net other assets (liabilities) — 4.1%		102,645

NET ASSETS — 100.0%		$2,477,231

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $597,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,158,165	$(30,125)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,194,751	(3,041)
		$(33,166)

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Holding Companies - Diversified	$18,110	0.7%
Internet	5,342	0.2%
Telecommunications	1,321,134	53.4%
Other	1,132,645	45.7%
Total	$2,477,231	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (51.5%)
AGL Resources, Inc. (Gas)	1,695	$71,088
ALLETE, Inc. (Electric)	678	26,788
Alliant Energy Corp. (Electric)	2,373	96,771
Ameren Corp. (Electric)	5,198	165,712
American Electric Power, Inc. (Electric)	10,509	412,794
American Water Works Co., Inc. (Water)	3,842	117,296
Aqua America, Inc. (Water)	3,051	67,702
Atmos Energy Corp. (Gas)	1,921	65,929
Avista Corp. (Electric)	1,243	31,634
Black Hills Corp. (Electric)	904	30,474
California Water Service Group (Water)	904	16,787
Calpine Corp.* (Electric)	7,910	119,995
CenterPoint Energy, Inc. (Gas)	8,588	178,974
Cleco Corp. (Electric)	1,356	49,996
CMS Energy Corp. (Electric)	5,537	115,280
Consolidated Edison, Inc. (Electric)	6,328	366,201
Constellation Energy Group, Inc. (Electric)	3,955	157,014
Covanta Holding Corp. (Energy - Alternate Sources)	2,599	38,101
Dominion Resources, Inc. (Electric)	12,430	641,264
DPL, Inc. (Electric)	2,599	78,880
DTE Energy Co. (Electric)	3,729	194,318
Duke Energy Corp. (Electric)	28,928	590,710
Dynegy, Inc. - Class A* (Electric)	2,260	8,294
Edison International (Electric)	6,554	266,092
El Paso Electric Co. (Electric)	904	28,955
Entergy Corp. (Electric)	3,842	265,751
Exelon Corp. (Electric)	14,464	642,057
FirstEnergy Corp. (Electric)	9,153	411,519
GenOn Energy, Inc.* (Electric)	16,950	51,698
Great Plains Energy, Inc. (Electric)	2,938	60,934
Hawaiian Electric Industries, Inc. (Electric)	2,147	54,384
IDACORP, Inc. (Electric)	1,130	45,629
Integrys Energy Group, Inc. (Electric)	1,695	89,682
ITC Holdings Corp. (Electric)	1,130	82,128
Laclede Group, Inc. (Gas)	452	18,134
National Fuel Gas Co. (Gas)	1,695	103,887
New Jersey Resources Corp. (Gas)	904	42,506
NextEra Energy, Inc. (Electric)	9,266	522,602
Nicor, Inc. (Gas)	1,017	57,206
NiSource, Inc. (Gas)	6,102	134,793
Northeast Utilities System (Electric)	3,842	132,818
Northwest Natural Gas Co. (Gas)	565	26,397
NorthWestern Corp. (Electric)	791	27,250
NRG Energy, Inc.* (Electric)	5,311	113,762
NSTAR (Electric)	2,260	101,903
NV Energy, Inc. (Electric)	5,085	81,563
ONEOK, Inc. (Pipelines)	2,147	163,279
Pepco Holdings, Inc. (Electric)	4,972	98,446
PG&E Corp. (Electric)	8,814	378,121
Piedmont Natural Gas Co., Inc. (Gas)	1,582	51,716
Pinnacle West Capital Corp. (Electric)	2,373	108,161
PNM Resources, Inc. (Electric)	1,695	30,476
Portland General Electric Co. (Electric)	1,695	41,595
PPL Corp. (Electric)	12,656	371,707
Progress Energy, Inc. (Electric)	6,441	335,576
Public Service Enterprise Group, Inc. (Electric)	11,187	377,002
Questar Corp. (Gas)	3,842	74,035
SCANA Corp. (Electric)	2,486	105,108
Sempra Energy (Gas)	4,859	261,074
South Jersey Industries, Inc. (Gas)	678	38,178
Southern Co. (Electric)	18,758	810,346
Southwest Gas Corp. (Gas)	1,017	40,151
Spectra Energy Corp. (Pipelines)	14,125	404,399
TECO Energy, Inc. (Electric)	4,407	81,838
The AES Corp.* (Electric)	17,176	192,715
UGI Corp. (Gas)	2,486	71,274
UIL Holdings Corp. (Electric)	1,130	38,510
Unisource Energy Corp. (Electric)	791	29,489
Vectren Corp. (Gas)	1,808	51,311
Westar Energy, Inc. (Electric)	2,486	67,768
WGL Holdings, Inc. (Gas)	1,130	48,375
Wisconsin Energy Corp. (Electric)	5,085	164,907
Xcel Energy, Inc. (Electric)	10,622	274,579

TOTAL COMMON STOCKS (Cost $9,834,000)		11,713,788

	Principal Amount	Value
Repurchase Agreements(a)(b) (48.1%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $10,933,011	$10,933,000	$10,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,933,000)		10,933,000

TOTAL INVESTMENT SECURITIES (Cost $20,767,000) — 99.6%		22,646,788
Net other assets (liabilities) — 0.4%		98,645

NET ASSETS — 100.0%		$22,745,433

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $4,455,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$9,529,475	$7,660
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	12,785,271	(12,677)
		$(5,017)

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund invested in the following industries as of October 31, 2011:

	Value	% of Net Assets
Electric	$9,571,196	42.0%
Energy - Alternate Sources	38,101	0.2%
Gas	1,335,028	5.9%
Pipelines	567,678	2.5%
Water	201,785	0.9%
Other**	11,031,645	48.5%
Total	$22,745,433	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (88.6%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $1,598,002	$1,598,000	$1,598,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,598,000)		1,598,000

TOTAL INVESTMENT SECURITIES (Cost $1,598,000) — 88.6%		1,598,000
Net other assets (liabilities) — 11.4%		205,918

NET ASSETS — 100.0%		$1,803,918

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $831,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(874,520)	$1,691
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(946,271)	(6,470)
		$(4,779)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.9%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $11,624,011	$11,624,000	$11,624,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,624,000)		11,624,000

TOTAL INVESTMENT SECURITIES (Cost $11,624,000) — 107.9%		11,624,000
Net other assets (liabilities) — (7.9)%		(854,858)

NET ASSETS — 100.0%		$10,769,142

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,677,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(5,359,943)	$(272,303)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(5,429,240)	(274,849)
		$(547,152)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (112.5%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $6,716,007	$6,716,000	$6,716,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,716,000)		6,716,000

TOTAL INVESTMENT SECURITIES (Cost $6,716,000) — 112.5%		6,716,000
Net other assets (liabilities) — (12.5)%		(744,869)

NET ASSETS — 100.0%		$5,971,131

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $1,643,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(2,540,182)	$(88,732)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(3,431,652)	(101,608)
		$(190,340)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (30.5%)
U.S. Treasury Bonds, 3.75%, 8/15/41	$5,400,000	$6,027,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,416,810)		6,027,750

Repurchase Agreements(a)(b) (79.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $15,743,015	15,743,000	15,743,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,743,000)		15,743,000

TOTAL INVESTMENT SECURITIES (Cost $21,159,810) — 110.3%		21,770,750
Net other assets (liabilities) — (10.3)%		(2,031,812)

NET ASSETS — 100.0%		$19,738,938

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $2,890,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	$11,943,875	$(767,832)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	6,362,625	(854,458)
		$(1,622,290)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (100.8%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $49,362,049	$49,362,000	$49,362,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,362,000)		49,362,000

TOTAL INVESTMENT SECURITIES (Cost $49,362,000) — 100.8%		49,362,000
Net other assets (liabilities) — (0.8)%		(378,788)

NET ASSETS — 100.0%		$48,983,212

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $880,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.13% due 8/15/21	$(19,487,051)	$148,979
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 2.13% due 8/15/21	(29,280,543)	195,633
		$344,612

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.9%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $122,535,121	$122,535,000	$122,535,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,535,000)		122,535,000

TOTAL INVESTMENT SECURITIES (Cost $122,535,000) — 102.9%		122,535,000
Net other assets (liabilities) — (2.9)%		(3,477,491)

NET ASSETS — 100.0%		$119,057,509

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2011, the aggregate amount held in a segregated account was $3,360,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	$(117,764,375)	$(3,346,685)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.75% due 8/15/41	(30,362,000)	413,278
		$(2,933,407)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.3%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $98,097,096	$98,097,000	$98,097,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,097,000)		98,097,000

TOTAL INVESTMENT SECURITIES (Cost $98,097,000) — 107.3%		98,097,000
Net other assets (liabilities) — (7.3)%		(6,712,958)

NET ASSETS — 100.0%		$91,384,042

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2011, the aggregate amount held in a segregated account was $11,493,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/4/11	4,885,208	$7,557,561	$7,853,587	$(296,026)
Canadian Dollar vs. U.S. Dollar	11/4/11	6,070,632	5,796,513	6,091,416	(294,903)
Euro vs. U.S. Dollar	11/4/11	25,630,082	34,272,686	35,457,935	(1,185,249)
Japanese Yen vs. U.S. Dollar	11/4/11	510,205,215	6,641,877	6,528,215	113,662
Swedish Krona vs. U.S. Dollar	11/4/11	18,950,799	2,763,849	2,908,134	(144,285)
Swiss Franc vs. U.S. Dollar	11/4/11	2,261,200	2,462,780	2,577,026	(114,246)
Total Short Contracts			$59,495,266	$61,416,313	$(1,921,047)
Long:
British Pound Sterling vs. U.S. Dollar	11/4/11	1,326,709	$2,124,406	$2,132,851	$8,445
Canadian Dollar vs. U.S. Dollar	11/4/11	1,888,185	1,880,875	1,894,650	13,775
Euro vs. U.S. Dollar	11/4/11	7,845,026	10,997,296	10,853,200	(144,096)
Japanese Yen vs. U.S. Dollar	11/4/11	178,313,605	2,345,914	2,281,571	(64,343)
Swedish Krona vs. U.S. Dollar	11/4/11	5,522,789	854,745	847,511	(7,234)
Swiss Franc vs. U.S. Dollar	11/4/11	584,776	671,186	666,453	(4,733)
Total Long Contracts			$18,874,422	$18,676,236	$(198,186)

At October 31, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/4/11	7,098,178	$10,960,133	$11,411,214	$(451,081)
Canadian Dollar vs. U.S. Dollar	11/4/11	8,886,057	8,459,197	8,916,480	(457,283)
Euro vs. U.S. Dollar	11/4/11	41,632,950	55,488,354	57,597,100	(2,108,746)
Japanese Yen vs. U.S. Dollar	11/4/11	1,109,076,242	14,435,458	14,190,933	244,525
Swedish Krona vs. U.S. Dollar	11/4/11	26,083,668	3,790,628	4,002,723	(212,095)
Swiss Franc vs. U.S. Dollar	11/4/11	2,902,662	3,153,796	3,308,083	(154,287)
Total Short Contracts			$96,287,566	$99,426,533	$(3,138,967)
Long:
British Pound Sterling vs. U.S. Dollar	11/4/11	3,715,504	$5,886,454	$5,973,140	$86,686
Canadian Dollar vs. U.S. Dollar	11/4/11	4,603,185	4,537,645	4,618,945	81,300
Euro vs. U.S. Dollar	11/4/11	21,292,889	29,424,882	29,457,645	32,763
Japanese Yen vs. U.S. Dollar	11/4/11	471,921,525	6,156,366	6,038,365	(118,001)
Swedish Krona vs. U.S. Dollar	11/4/11	14,463,669	2,189,981	2,219,552	29,571
Swiss Franc vs. U.S. Dollar	11/4/11	1,671,374	1,879,536	1,904,819	25,283
Total Long Contracts			$50,074,864	$50,212,466	$137,602

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.4%)
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 10/31/11, due 11/1/11, total to be received $10,227,010	$10,227,000	$10,227,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,227,000)		10,227,000

TOTAL INVESTMENT SECURITIES (Cost $10,227,000) — 104.4%		10,227,000
Net other assets (liabilities) — (4.4)%		(434,206)

NET ASSETS — 100.0%		$9,792,794

(b)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2011, the aggregate amount held in a segregated account was $1,003,000.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/4/11	151,758	$240,763	$243,970	$(3,207)
Canadian Dollar vs. U.S. Dollar	11/4/11	194,586	191,801	195,252	(3,451)
Euro vs. U.S. Dollar	11/4/11	883,558	1,218,668	1,222,359	(3,691)
Japanese Yen vs. U.S. Dollar	11/4/11	20,778,505	272,607	265,867	6,740
Swedish Krona vs. U.S. Dollar	11/4/11	580,468	87,794	89,077	(1,283)
Swiss Franc vs. U.S. Dollar	11/4/11	63,340	71,346	72,187	(841)
Total Short Contracts			$2,082,979	$2,088,712	$(5,733)
Long:
British Pound Sterling vs. U.S. Dollar	11/4/11	454,295	$708,956	$730,336	$21,380
Canadian Dollar vs. U.S. Dollar	11/4/11	670,020	644,631	672,314	27,683
Euro vs. U.S. Dollar	11/4/11	2,747,075	3,707,409	3,800,440	93,031
Japanese Yen vs. U.S. Dollar	11/4/11	57,939,339	757,205	741,350	(15,855)
Swedish Krona vs. U.S. Dollar	11/4/11	2,258,501	332,169	346,583	14,414
Swiss Franc vs. U.S. Dollar	11/4/11	186,765	205,961	212,851	6,890
Total Long Contracts			$6,356,331	$6,503,874	$147,543

At October 31, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/4/11	374,366	$592,911	$601,840	$(8,929)
Canadian Dollar vs. U.S. Dollar	11/4/11	452,907	446,979	454,458	(7,479)
Euro vs. U.S. Dollar	11/4/11	1,956,271	2,696,430	2,706,403	(9,973)
Japanese Yen vs. U.S. Dollar	11/4/11	49,926,274	648,340	638,820	9,520
Swedish Krona vs. U.S. Dollar	11/4/11	1,317,804	199,157	202,226	(3,069)
Swiss Franc vs. U.S. Dollar	11/4/11	154,721	173,444	176,331	(2,887)
Total Short Contracts			$4,757,261	$4,780,078	$(22,817)
Long:
British Pound Sterling vs. U.S. Dollar	11/4/11	796,005	$1,244,804	$1,279,678	$34,874
Canadian Dollar vs. U.S. Dollar	11/4/11	864,696	842,160	867,656	25,496
Euro vs. U.S. Dollar	11/4/11	4,166,053	5,678,490	5,763,526	85,036
Japanese Yen vs. U.S. Dollar	11/4/11	116,745,531	1,516,410	1,493,791	(22,619)
Swedish Krona vs. U.S. Dollar	11/4/11	2,316,658	346,417	355,507	9,090
Swiss Franc vs. U.S. Dollar	11/4/11	340,388	375,996	387,931	11,935
Total Long Contracts			$10,004,277	$10,148,089	$143,812

See accompanying notes to schedules of portfolio investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2011 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

At October 31, 2011, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.04%, dated 10/31/11, due 11/1/11(1)	HSBC Securities (USA), Inc., 0.04%, dated 10/31/11, due 11/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 10/31/11, due 11/1/11(3)	UBS Securities LLC, 0.03%, dated 10/31/11, due 11/1/11(4)
Bull ProFund	$10,578,000	$15,752,000	$5,288,000	$7,405,000
Mid-Cap ProFund	7,224,000	10,762,000	3,611,000	5,057,000
Small-Cap ProFund	4,072,000	6,069,000	2,035,000	2,849,000
NASDAQ-100 ProFund	10,348,000	15,413,000	5,173,000	7,243,000
Large-Cap Value ProFund	13,000	20,000	6,000	9,000
Large-Cap Growth ProFund	36,000	55,000	18,000	25,000
Europe 30 ProFund	13,000	20,000	6,000	9,000
UltraBull ProFund	5,693,000	8,484,000	2,845,000	3,984,000
UltraMid-Cap ProFund	5,310,000	7,914,000	2,654,000	3,717,000
UltraSmall-Cap ProFund	6,202,000	9,247,000	3,100,000	4,342,000
UltraDow 30 ProFund	3,285,000	4,897,000	1,642,000	2,299,000
UltraNASDAQ-100 ProFund	12,908,000	19,225,000	6,454,000	9,035,000
UltraInternational ProFund	8,291,000	12,351,000	4,145,000	5,803,000
UltraEmerging Markets ProFund	4,565,000	6,803,000	2,282,000	3,195,000
UltraLatin America ProFund	1,643,000	2,454,000	821,000	1,149,000
UltraChina ProFund	1,126,000	1,682,000	562,000	788,000
UltraJapan ProFund	2,516,000	3,751,000	1,258,000	1,761,000
Bear ProFund	13,718,000	20,428,000	6,858,000	9,602,000
Short Small-Cap ProFund	2,481,000	3,705,000	1,239,000	1,737,000
Short NASDAQ-100 ProFund	2,435,000	3,629,000	1,217,000	1,705,000
UltraBear ProFund	7,946,000	11,836,000	3,972,000	5,562,000
UltraShort Mid-Cap ProFund	907,000	1,358,000	453,000	635,000
UltraShort Small-Cap ProFund	5,098,000	7,596,000	2,548,000	3,567,000
UltraShort Dow 30 ProFund	3,454,000	5,146,000	1,726,000	2,418,000
UltraShort NASDAQ-100 ProFund	5,049,000	7,521,000	2,524,000	3,533,000
UltraShort International ProFund	3,383,000	5,043,000	1,691,000	2,368,000
UltraShort Emerging Markets ProFund	3,300,000	4,920,000	1,649,000	2,310,000
UltraShort Latin America ProFund	1,497,000	2,236,000	748,000	1,048,000
UltraShort China ProFund	1,136,000	1,697,000	567,000	795,000
UltraShort Japan ProFund	359,000	540,000	179,000	252,000
Banks UltraSector ProFund	1,016,000	1,518,000	508,000	710,000
Basic Materials UltraSector ProFund	1,332,000	1,988,000	665,000	932,000
Biotechnology UltraSector ProFund	882,000	1,322,000	440,000	617,000
Consumer Goods UltraSector ProFund	347,000	522,000	172,000	242,000
Consumer Services UltraSector ProFund	408,000	615,000	203,000	286,000
Financials UltraSector ProFund	1,227,000	1,834,000	613,000	858,000
Health Care UltraSector ProFund	719,000	1,079,000	358,000	502,000
Industrials UltraSector ProFund	490,000	735,000	245,000	343,000
Internet UltraSector ProFund	2,432,000	3,624,000	1,215,000	1,701,000
Mobile Telecommunications UltraSector ProFund	231,000	353,000	115,000	162,000
Oil & Gas UltraSector ProFund	4,835,000	7,207,000	2,417,000	3,383,000
Oil Equipment, Services & Distribution UltraSector ProFund	2,883,000	4,297,000	1,441,000	2,018,000
Pharmaceuticals UltraSector ProFund	524,000	788,000	261,000	366,000
Precious Metals UltraSector ProFund	14,299,000	21,296,000	7,149,000	10,009,000
Real Estate UltraSector ProFund	2,450,000	3,653,000	1,225,000	1,716,000
Semiconductor UltraSector ProFund	800,000	1,199,000	399,000	560,000
Technology UltraSector ProFund	1,606,000	2,396,000	803,000	1,124,000
Telecommunications UltraSector ProFund	278,000	419,000	138,000	195,000
Utilities UltraSector ProFund	2,962,000	4,416,000	1,481,000	2,074,000
Short Oil & Gas ProFund	431,000	652,000	214,000	301,000
Short Precious Metals ProFund	3,150,000	4,696,000	1,574,000	2,204,000
Short Real Estate ProFund	1,819,000	2,716,000	908,000	1,273,000
U.S. Government Plus ProFund	4,266,000	6,358,000	2,132,000	2,987,000
Rising Rates Opportunity 10 ProFund	13,381,000	19,925,000	6,690,000	9,366,000
Rising Rates Opportunity ProFund	33,217,000	49,458,000	16,608,000	23,252,000
Rising U.S. Dollar ProFund	26,592,000	39,596,000	13,295,000	18,614,000
Falling U.S. Dollar ProFund	2,770,000	4,133,000	1,384,000	1,940,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at October 31, 2011 as follows:
(1)	Federal Home Loan Mortgage Corp., 4.125%, due 12/21/12, Federal National Mortgage Association, 0.55%, due 9/6/13
(2)	Federal Home Loan Mortgage Corp., 0.55% to 5.05%, due 9/9/13 to 7/17/15, Federal National Mortgage Association, 0.50% to 4.875%, due 5/18/12 to 8/28/14
(3)	U.S. Treasury Notes, 0.50%, due 10/15/14
(4)

Federal Home Loan Banks, 0.15% to 0.25%, due 4/16/12 to 8/22/12, Federal Home Loan Mortgage Corp., 1.00% to 4.375%, due 12/15/11 to 7/17/15, Federal National Mortgage Association Float, 0.28%, due 11/23/12

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GDRs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of an index or security. All derivative instruments held as of October 31, 2011, gained exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of variation margin amounts. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the ProFund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds because futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund may experience significant delays in

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The ProFunds may enter into swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Trust’s Board of Trustees, the net amount of the excess, if any, of each ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. Among other risks, the use of swap agreements may involve imperfect correlation between the price of the swap agreement and movements in the prices of the underlying instruments, as well as the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments.  A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds. All of the outstanding swap agreements at October 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Schedule of Portfolio Investments. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3.  Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of October 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities		Other Financial Instruments^

Bull ProFund
Common Stocks	$12,579,556	$—	$—	$—	$—		$12,579,556		$—
Rights/Warrants	2	—	—	—	—		2		—
Repurchase Agreements	—	—	39,023,000	—	—		39,023,000		—
Futures Contracts	—	322,784	—	—	—		—		322,784
Swap Agreements	—	—	—	(768,454)	—		—		(768,454)
Total	$12,579,558	$322,784	$39,023,000	$(768,454)	$—		$51,602,558		$(445,670)

Mid-Cap ProFund
Common Stocks	$7,076,995	$—	$—	$—	$—	*	$7,076,995		$—
Repurchase Agreements	—	—	26,654,000	—	—		26,654,000		—
Futures Contracts	—	65,381	—	—	—		—		65,381
Swap Agreements	—	—	—	(651,460)	—		—		(651,460)
Total	$7,076,995	$65,381	$26,654,000	$(651,460)	$—	*	$33,730,995		$(586,079)

Small-Cap ProFund
Common Stocks
Diversified Financial Services	$78,650	$—	$714	$—	$—		$79,364		$—
Other Common Stocks	4,826,790	—	—	—	—		4,826,790		—
Rights/Warrants	—	—	—	—	—	**	—	**	—
Repurchase Agreements	—	—	15,025,000	—	—		15,025,000		—
Futures Contracts	—	28,034	—	—	—		—		28,034
Swap Agreements	—	—	—	(470,506)	—		—		(470,506)
Total	$4,905,440	$28,034	$15,025,714	$(470,506)	$—	**	$19,931,154		$(442,472)

NASDAQ-100 ProFund
Common Stocks	$17,457,505	$—	$—	$—	$—		$17,457,505		$—
Repurchase Agreements	—	—	38,177,000	—	—		38,177,000		—
Futures Contracts	—	197,566	—	—	—		—		197,566
Swap Agreements	—	—	—	(534,351)	—		—		(534,351)
Total	$17,457,505	$197,566	$38,177,000	$(534,351)	$—		$55,634,505		$(336,785)

Large-Cap Value ProFund
Common Stocks	$40,072,340	$—	$—	$—	$—		$40,072,340		$—
Rights/Warrants	7	—	—	—	—		7		—
Repurchase Agreements	—	—	48,000	—	—		48,000		—
Total	$40,072,347	$—	$48,000	$—	$—		$40,120,347		$—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Large-Cap Growth ProFund
Common Stocks	$39,557,562	$—	$—	$—	$—		$39,557,562	$—
Repurchase Agreements	—	—	134,000	—	—		134,000	—
Total	$39,557,562	$—	$134,000	$—	$—		$39,691,562	$—

Mid-Cap Value ProFund
Common Stocks	$22,174,091	$—	$—	$—	$—		$22,174,091	$—
Total	$22,174,091	$—	$—	$—	$—		$22,174,091	$—

Mid-Cap Growth ProFund
Common Stocks	$13,516,533	$—	$—	$—	$—	*	$13,516,533	$—
Total	$13,516,533	$—	$—	$—	$—	*	$13,516,533	$—

Small-Cap Value ProFund
Common Stocks	$17,157,681	$—	$—	$—	$—		$17,157,681	$—
Rights/Warrants	—	—	38	—	—		38	—
Total	$17,157,681	$—	$38	$—	$—		$17,157,719	$—

Small-Cap Growth ProFund
Common Stocks	$25,458,888	$—	$—	$—	$—		$25,458,888	$—
Total	$25,458,888	$—	$—	$—	$—		$25,458,888	$—

Europe 30 ProFund
Common Stocks	$8,285,989	$—	$—	$—	$—		$8,285,989	$—
Repurchase Agreements	—	—	48,000	—	—		48,000	—
Futures Contracts	—	4,273	—	—	—		—	4,273
Total	$8,285,989	$4,273	$48,000	$—	$—		$8,333,989	$4,273

UltraBull ProFund
Common Stocks	$25,159,088	$—	$—	$—	$—		$25,159,088	$—
Rights/Warrants	1	—	—	—	—		1	—
Repurchase Agreements	—	—	21,006,000	—	—		21,006,000	—
Futures Contracts	—	808,171	—	—	—		—	808,171
Swap Agreements	—	—	—	(1,379,765)	—		—	(1,379,765)
Total	$25,159,089	$808,171	$21,006,000	$(1,379,765)	$—		$46,165,089	$(571,594)

UltraMid-Cap ProFund
Common Stocks	$23,312,453	$—	$—	$—	$—	*	$23,312,453	$—
Repurchase Agreements	—	—	19,595,000	—	—		19,595,000	—
Futures Contracts	—	193,864	—	—	—		—	193,864
Swap Agreements	—	—	—	(1,580,862)	—		—	(1,580,862)
Total	$23,312,453	$193,864	$19,595,000	$(1,580,862)	$—	*	$42,907,453	$(1,386,998)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

UltraSmall-Cap ProFund
Common Stocks
Diversified Financial Services	$241,026	$—	$2,189	$—	$—		$243,215		$—
Other Common Stocks	14,791,366	—	—	—	—		14,791,366		—
Rights/Warrants	—	—	—	—	—	**	—	**	—
Repurchase Agreements	—	—	22,891,000	—	—		22,891,000		—
Futures Contracts	—	330,774	—	—	—		—		330,774
Swap Agreements	—	—	—	(1,721,407)	—		—		(1,721,407)
Total	$15,032,392	$330,774	$22,893,189	$(1,721,407)	$—	**	$37,925,581		$(1,390,633)

UltraDow 30 ProFund
Common Stocks	$6,879,202	$—	$—	$—	$—		$6,879,202		$—
Repurchase Agreements	—	—	12,123,000	—	—		12,123,000		—
Futures Contracts	—	63,667	—	—	—		—		63,667
Swap Agreements	—	—	—	(633,549)	—		—		(633,549)
Total	$6,879,202	$63,667	$12,123,000	$(633,549)	$—		$19,002,202		$(569,882)

UltraNASDAQ-100 ProFund
Common Stocks	$75,649,190	$—	$—	$—	$—		$75,649,190		$—
Repurchase Agreements	—	—	47,622,000	—	—		47,622,000		—
Futures Contracts	—	620,695	—	—	—		—		620,695
Swap Agreements	—	—	—	(2,633,114)	—		—		(2,633,114)
Total	$75,649,190	$620,695	$47,622,000	$(2,633,114)	$—		$123,271,190		$(2,012,419)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$30,590,000	$—	$—		$30,590,000		$—
Swap Agreements	—	—	—	(3,698,508)	—		—		(3,698,508)
Total	$—	$—	$30,590,000	$(3,698,508)	$—		$30,590,000		$(3,698,508)

UltraEmerging Markets ProFund
Common Stocks	$38,954,911	$—	$—	$—	$—		$38,954,911		$—
Preferred Stocks	12,937,338	—	—	—	—		12,937,338		—
Repurchase Agreements	—	—	16,845,000	—	—		16,845,000		—
Swap Agreements	—	—	—	(2,086,456)	—		—		(2,086,456)
Total	$51,892,249	$—	$16,845,000	$(2,086,456)	$—		$68,737,249		$(2,086,456)

UltraLatin America ProFund
Common Stocks	$9,231,258	$—	$—	$—	$—		$9,231,258		$—
Preferred Stocks	7,532,683	—	—	—	—		7,532,683		—
Repurchase Agreements	—	—	6,067,000	—	—		6,067,000		—
Swap Agreements	—	—	—	(597,003)	—		—		(597,003)
Total	$16,763,941	$—	$6,067,000	$(597,003)	$—		$22,830,941		$(597,003)

UltraChina ProFund
Common Stocks	$11,059,145	$—	$—	$—	$—		$11,059,145		$—
Repurchase Agreements	—	—	4,158,000	—	—		4,158,000		—
Swap Agreements	—	—	—	(866,262)	—		—		(866,262)
Total	$11,059,145	$—	$4,158,000	$(866,262)	$—		$15,217,145		$(866,262)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$9,286,000	$—	$—	$9,286,000	$—
Futures Contracts	—	273,555	—	—	—	—	273,555
Swap Agreements	—	—	—	(38,112)	—	—	(38,112)
Total	$—	$273,555	$9,286,000	$(38,112)	$—	$9,286,000	$235,443

Bear ProFund
Repurchase Agreements	$—	$—	$50,606,000	$—	$—	$50,606,000	$—
Futures Contracts	—	(586,125)	—	—	—	—	(586,125)
Swap Agreements	—	—	—	924,324	—	—	924,324
Total	$—	$(586,125)	$50,606,000	$924,324	$—	$50,606,000	$338,199

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,162,000	$—	$—	$9,162,000	$—
Futures Contracts	—	(20,080)	—	—	—	—	(20,080)
Swap Agreements	—	—	—	305,717	—	—	305,717
Total	$—	$(20,080)	$9,162,000	$305,717	$—	$9,162,000	$285,637

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$8,986,000	$—	$—	$8,986,000	$—
Futures Contracts	—	(11,085)	—	—	—	—	(11,085)
Swap Agreements	—	—	—	136,905	—	—	136,905
Total	$—	$(11,085)	$8,986,000	$136,905	$—	$8,986,000	$125,820

UltraBear ProFund
Repurchase Agreements	$—	$—	$29,316,000	$—	$—	$29,316,000	$—
Futures Contracts	—	7,360	—	—	—	—	7,360
Swap Agreements	—	—	—	1,246,205	—	—	1,246,205
Total	$—	$7,360	$29,316,000	$1,246,205	$—	$29,316,000	$1,253,565

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$3,353,000	$—	$—	$3,353,000	$—
Futures Contracts	—	52	—	—	—	—	52
Swap Agreements	—	—	—	187,905	—	—	187,905
Total	$—	$52	$3,353,000	$187,905	$—	$3,353,000	$187,957

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$18,809,000	$—	$—	$18,809,000	$—
Futures Contracts	—	(294,408)	—	—	—	—	(294,408)
Swap Agreements	—	—	—	1,223,623	—	—	1,223,623
Total	$—	$(294,408)	$18,809,000	$1,223,623	$—	$18,809,000	$929,215

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$12,744,000	$—	$—	$12,744,000	$—
Futures Contracts	—	(104,708)	—	—	—	—	(104,708)
Swap Agreements	—	—	—	493,614	—	—	493,614
Total	$—	$(104,708)	$12,744,000	$493,614	$—	$12,744,000	$388,906

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$18,627,000	$—	$—	$18,627,000	$—
Futures Contracts	—	(264,391)	—	—	—	—	(264,391)
Swap Agreements	—	—	—	547,012	—	—	547,012
Total	$—	$(264,391)	$18,627,000	$547,012	$—	$18,627,000	$282,621

UltraShort International ProFund
Repurchase Agreements	$—	$—	$12,485,000	$—	$—	$12,485,000	$—
Swap Agreements	—	—	—	1,556,603	—	—	1,556,603
Total	$—	$—	$12,485,000	$1,556,603	$—	$12,485,000	$1,556,603

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$12,179,000	$—	$—	$12,179,000	$—
Swap Agreements	—	—	—	628,116	—	—	628,116
Total	$—	$—	$12,179,000	$628,116	$—	$12,179,000	$628,116

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$5,529,000	$—	$—	$5,529,000	$—
Swap Agreements	—	—	—	214,991	—	—	214,991
Total	$—	$—	$5,529,000	$214,991	$—	$5,529,000	$214,991

UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,195,000	$—	$—	$4,195,000	$—
Swap Agreements	—	—	—	400,616	—	—	400,616
Total	$—	$—	$4,195,000	$400,616	$—	$4,195,000	$400,616

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,330,000	$—	$—	$1,330,000	$—
Futures Contracts	—	(15,833)	—	—	—	—	(15,833)
Swap Agreements	—	—	—	6,037	—	—	6,037
Total	$—	$(15,833)	$1,330,000	$6,037	$—	$1,330,000	$(9,796)

Banks UltraSector ProFund
Common Stocks	$9,397,296	$—	$—	$—	$—	$9,397,296	$—
Repurchase Agreements	—	—	3,752,000	—	—	3,752,000	—
Swap Agreements	—	—	—	(23,274)	—	—	(23,274)
Total	$9,397,296	$—	$3,752,000	$(23,274)	$—	$13,149,296	$(23,274)

Basic Materials UltraSector ProFund
Common Stocks	$13,283,485	$—	$—	$—	$—	$13,283,485	$—
Repurchase Agreements	—	—	4,917,000	—	—	4,917,000	—
Swap Agreements	—	—	—	574,515	—	—	574,515
Total	$13,283,485	$—	$4,917,000	$574,515	$—	$18,200,485	$574,515

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Biotechnology UltraSector ProFund
Common Stocks	$4,777,714	$—	$—	$—	$—	$4,777,714	$—
Repurchase Agreements	—	—	3,261,000	—	—	3,261,000	—
Swap Agreements	—	—	—	(113,869)	—	—	(113,869)
Total	$4,777,714	$—	$3,261,000	$(113,869)	$—	$8,038,714	$(113,869)

Consumer Goods UltraSector ProFund
Common Stocks	$2,197,696	$—	$—	$—	$—	$2,197,696	$—
Repurchase Agreements	—	—	1,283,000	—	—	1,283,000	—
Swap Agreements	—	—	—	(20,352)	—	—	(20,352)
Total	$2,197,696	$—	$1,283,000	$(20,352)	$—	$3,480,696	$(20,352)

Consumer Services UltraSector ProFund
Common Stocks	$1,715,017	$—	$—	$—	$—	$1,715,017	$—
Repurchase Agreements	—	—	1,512,000	—	—	1,512,000	—
Swap Agreements	—	—	—	(39,092)	—	—	(39,092)
Total	$1,715,017	$—	$1,512,000	$(39,092)	$—	$3,227,017	$(39,092)

Financials UltraSector ProFund
Common Stocks
Diversified Financial Services	$727,086	$—	$453	$—	$—	$727,539	$—
Other Common Stocks	5,671,482	—	—	—	—	5,671,482	—
Rights/Warrants	7	—	—	—	—	7	—
Repurchase Agreements	—	—	4,532,000	—	—	4,532,000	—
Swap Agreements	—	—	—	(34,654)	—	—	(34,654)
Total	$6,398,575	$—	$4,532,453	$(34,654)	$—	$10,931,028	$(34,654)

Health Care UltraSector ProFund
Common Stocks	$3,561,617	$—	$—	$—	$—	$3,561,617	$—
Repurchase Agreements	—	—	2,658,000	—	—	2,658,000	—
Swap Agreements	—	—	—	(20,614)	—	—	(20,614)
Total	$3,561,617	$—	$2,658,000	$(20,614)	$—	$6,219,617	$(20,614)

Industrials UltraSector ProFund
Common Stocks	$3,445,968	$—	$—	$—	$—	$3,445,968	$—
Repurchase Agreements	—	—	1,813,000	—	—	1,813,000	—
Swap Agreements	—	—	—	(3,785)	—	—	(3,785)
Total	$3,445,968	$—	$1,813,000	$(3,785)	$—	$5,258,968	$(3,785)

Internet UltraSector ProFund
Common Stocks	$11,766,410	$—	$—	$—	$—	$11,766,410	$—
Repurchase Agreements	—	—	8,972,000	—	—	8,972,000	—
Swap Agreements	—	—	—	(286,413)	—	—	(286,413)
Total	$11,766,410	$—	$8,972,000	$(286,413)	$—	$20,738,410	$(286,413)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,269,307	$—	$—	$—	$—		$1,269,307	$—
Repurchase Agreements	—	—	861,000	—	—		861,000	—
Swap Agreements	—	—	—	(114,767)	—		—	(114,767)
Total	$1,269,307	$—	$861,000	$(114,767)	$—		$2,130,307	$(114,767)

Oil & Gas UltraSector ProFund
Common Stocks	$35,792,621	$—	$—	$—	$—	*	$35,792,621	$—
Repurchase Agreements	—	—	17,842,000	—	—		17,842,000	—
Swap Agreements	—	—	—	(137,164)	—		—	(137,164)
Total	$35,792,621	$—	$17,842,000	$(137,164)	$—	*	$53,634,621	$(137,164)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$11,722,945	$—	$—	$—	$—		$11,722,945	$—
Repurchase Agreements	—	—	10,639,000	—	—		10,639,000	—
Swap Agreements	—	—	—	479,776	—		—	479,776
Total	$11,722,945	$—	$10,639,000	$479,776	$—		$22,361,945	$479,776

Pharmaceuticals UltraSector ProFund
Common Stocks	$3,319,178	$—	$—	$—	$—		$3,319,178	$—
Repurchase Agreements	—	—	1,939,000	—	—		1,939,000	—
Swap Agreements	—	—	—	(3,296)	—		—	(3,296)
Total	$3,319,178	$—	$1,939,000	$(3,296)	$—		$5,258,178	$(3,296)

Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$52,753,000	$—	$—		$52,753,000	$—
Swap Agreements	—	—	—	(2,585,604)	—		—	(2,585,604)
Total	$—	$—	$52,753,000	$(2,585,604)	$—		$52,753,000	$(2,585,604)

Real Estate UltraSector ProFund
Common Stocks	$15,234,671	$—	$—	$—	$—		$15,234,671	$—
Repurchase Agreements	—	—	9,044,000	—	—		9,044,000	—
Swap Agreements	—	—	—	494,214	—		—	494,214
Total	$15,234,671	$—	$9,044,000	$494,214	$—		$24,278,671	$494,214

Semiconductor UltraSector ProFund
Common Stocks	$4,269,561	$—	$—	$—	$—		$4,269,561	$—
Repurchase Agreements	—	—	2,958,000	—	—		2,958,000	—
Swap Agreements	—	—	—	(54,990)	—		—	(54,990)
Total	$4,269,561	$—	$2,958,000	$(54,990)	$—		$7,227,561	$(54,990)

Technology UltraSector ProFund
Common Stocks	$7,389,008	$—	$—	$—	$—		$7,389,008	$—
Repurchase Agreements	—	—	5,929,000	—	—		5,929,000	—
Swap Agreements	—	—	—	(46,354)	—		—	(46,354)
Total	$7,389,008	$—	$5,929,000	$(46,354)	$—		$13,318,008	$(46,354)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Telecommunications UltraSector ProFund
Common Stocks	$1,344,586	$—	$—	$—	$—	$1,344,586	$—
Repurchase Agreements	—	—	1,030,000	—	—	1,030,000	—
Swap Agreements	—	—	—	(33,166)	—	—	(33,166)
Total	$1,344,586	$—	$1,030,000	$(33,166)	$—	$2,374,586	$(33,166)

Utilities UltraSector ProFund
Common Stocks	$11,713,788	$—	$—	$—	$—	$11,713,788	$—
Repurchase Agreements	—	—	10,933,000	—	—	10,933,000	—
Swap Agreements	—	—	—	(5,017)	—	—	(5,017)
Total	$11,713,788	$—	$10,933,000	$(5,017)	$—	$22,646,788	$(5,017)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,598,000	$—	$—	$1,598,000	$—
Swap Agreements	—	—	—	(4,779)	—	—	(4,779)
Total	$—	$—	$1,598,000	$(4,779)	$—	$1,598,000	$(4,779)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$11,624,000	$—	$—	$11,624,000	$—
Swap Agreements	—	—	—	(547,152)	—	—	(547,152)
Total	$—	$—	$11,624,000	$(547,152)	$—	$11,624,000	$(547,152)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$6,716,000	$—	$—	$6,716,000	$—
Swap Agreements	—	—	—	(190,340)	—	—	(190,340)
Total	$—	$—	$6,716,000	$(190,340)	$—	$6,716,000	$(190,340)

U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$6,027,750	$—	$—	$6,027,750	$—
Repurchase Agreements	—	—	15,743,000	—	—	15,743,000	—
Swap Agreements	—	—	—	(1,622,290)	—	—	(1,622,290)
Total	$—	$—	$21,770,750	$(1,622,290)	$—	$21,770,750	$(1,622,290)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$49,362,000	$—	$—	$49,362,000	$—
Swap Agreements	—	—	—	344,612	—	—	344,612
Total	$—	$—	$49,362,000	$344,612	$—	$49,362,000	$344,612

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$122,535,000	$—	$—	$122,535,000	$—
Swap Agreements	—	—	—	(2,933,407)	—	—	(2,933,407)
Total	$—	$—	$122,535,000	$(2,933,407)	$—	$122,535,000	$(2,933,407)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$98,097,000	$—	$—	$98,097,000	$—
Forward Currency Contracts	—	—	—	(5,120,598)	—	—	(5,120,598)
Total	$—	$—	$98,097,000	$(5,120,598)	$—	$98,097,000	$(5,120,598)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$10,227,000	$—	$—	$10,227,000	$—
Forward Currency Contracts	—	—	—	262,805	—	—	262,805
Total	$—	$—	$10,227,000	$262,805	$—	$10,227,000	$262,805

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in Mid-Cap ProFund, Mid-Cap Growth ProFund and UltraMid-Cap ProFund is categorized as Retail and the security held in Oil & Gas UltraSector ProFund is categorized as Pipelines.

** Securities received as part of a corporate action and were fair valued at $0.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of October 31, 2011 from the valuation input levels used on July 31, 2011.

4.              Investment Risks

Risks Associated with the Use of Derivatives

The ProFunds use investment techniques and derivatives that may be considered aggressive.  Because a ProFund’s investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments.  Particularly when used to create leverage, the use of derivatives may expose a ProFund to potentially dramatic changes (losses or gains) in the value of the instruments.  There may be imperfect correlation between the value of the instruments and its benchmark, which may prevent the ProFund from achieving its investment objective.  Additionally, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move in value that causes a material decline in the ProFund’s NAV, the terms of the swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund.  In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective.  This, in turn, may prevent the ProFund from achieving its investment objective, even if the benchmark reverses all or a portion of its intraday move by the end of the day.

Active Investor Risk

The ProFunds permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. In order to achieve a high degree of correlation with its benchmark, certain ProFunds seek to rebalance their portfolios daily to keep exposure consistent with their investment objective.  Being materially over-or under-exposed to its benchmark may prevent a ProFund from achieving a high degree of correlation with its benchmark.  Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the ProFund’s ability to adjust exposure to requisite levels.  The target amount of portfolio exposure is impacted dynamically by the benchmark’s movements.  Because of this, it is unlikely that a ProFund will be perfectly exposed to its benchmark at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the benchmark level is volatile near the close of the trading day.  A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on or around that day.

Certain ProFunds are “geared” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds are unlikely to provide a simple multiple (e.g., 1.5x, -1x, -1.25x, 2x, or -2x) of a benchmark’s return over periods longer than one day.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty fails to perform its obligations.  A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund, marked to market daily, in an amount approximately equal to the

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2011 (unaudited)

amount the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

For a more complete description of investment risks associated with a particular ProFund, see its prospectus and statement of additional information.

5.              Federal Income Tax Information

At October 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$47,197,626	$7,309,345	$(2,904,413)	$4,404,932
Mid-Cap ProFund	31,793,545	2,382,494	(445,044)	1,937,450
Small-Cap ProFund	19,031,982	1,382,406	(483,234)	899,172
NASDAQ-100 ProFund	47,899,299	9,266,804	(1,531,598)	7,735,206
Large-Cap Value ProFund	39,804,236	2,293,007	(1,976,896)	316,111
Large-Cap Growth ProFund	39,141,436	4,969,428	(4,419,302)	550,126
Mid-Cap Value ProFund	21,718,128	1,534,868	(1,078,905)	455,963
Mid-Cap Growth ProFund	12,841,254	3,059,229	(2,383,950)	675,279
Small-Cap Value ProFund	17,766,990	2,631,445	(3,240,716)	(609,271)
Small-Cap Growth ProFund	24,514,414	3,715,962	(2,771,488)	944,474
Europe 30 ProFund	9,325,834	242,281	(1,234,126)	(991,845)
UltraBull ProFund	44,617,277	11,779,499	(10,231,687)	1,547,812
UltraMid-Cap ProFund	38,671,573	8,453,187	(4,217,307)	4,235,880
UltraSmall-Cap ProFund	36,005,005	3,896,051	(1,975,475)	1,920,576
UltraDow 30 ProFund	17,115,555	3,152,599	(1,265,952)	1,886,647
UltraNASDAQ-100 ProFund	115,503,958	41,374,954	(33,607,722)	7,767,232
UltraInternational ProFund	30,590,000	—	—	—
UltraEmerging Markets ProFund	70,623,777	4,711,366	(6,597,894)	(1,886,528)
UltraLatin America ProFund	23,097,840	5,581,941	(5,848,840)	(266,899)
UltraChina ProFund	14,378,730	2,446,263	(1,607,848)	838,415
UltraJapan ProFund	9,286,000	—	—	—
Bear ProFund	50,606,000	—	—	—
Short Small-Cap ProFund	9,162,000	—	—	—
Short NASDAQ-100 ProFund	8,986,000	—	—	—
UltraBear ProFund	29,316,000	—	—	—
UltraShort Mid-Cap ProFund	3,353,000	—	—	—
UltraShort Small-Cap ProFund	18,809,000	—	—	—
UltraShort Dow 30 ProFund	12,744,000	—	—	—
UltraShort NASDAQ-100 ProFund	18,627,000	—	—	—
UltraShort International ProFund	12,485,000	—	—	—
UltraShort Emerging Markets ProFund	12,179,000	—	—	—
UltraShort Latin America ProFund	5,529,000	—	—	—
UltraShort China ProFund	4,195,000	—	—	—
UltraShort Japan ProFund	1,330,000	—	—	—
Banks UltraSector ProFund	16,126,625	2,698,305	(5,675,634)	(2,977,329)
Basic Materials UltraSector ProFund	18,365,935	7,630,696	(7,796,146)	(165,450)
Biotechnology UltraSector ProFund	6,164,544	3,034,113	(1,159,943)	1,874,170
Consumer Goods UltraSector ProFund	3,272,935	298,115	(90,354)	207,761
Consumer Services UltraSector ProFund	2,819,742	706,842	(299,567)	407,275
Financials UltraSector ProFund	13,214,717	1,845,926	(4,129,615)	(2,283,689)
Health Care UltraSector ProFund	5,807,024	1,010,202	(597,609)	412,593
Industrials UltraSector ProFund	4,698,032	843,265	(282,329)	560,936
Internet UltraSector ProFund	17,559,194	5,272,603	(2,093,387)	3,179,216
Mobile Telecommunications UltraSector ProFund	2,391,777	211,208	(472,678)	(261,470)
Oil & Gas UltraSector ProFund	35,590,051	20,683,476	(2,638,906)	18,044,570
Oil Equipment, Services & Distribution UltraSector ProFund	21,364,285	5,566,582	(4,568,922)	997,660
Pharmaceuticals UltraSector ProFund	5,427,705	337,642	(507,169)	(169,527)
Precious Metals UltraSector ProFund	52,753,000	—	—	—
Real Estate UltraSector ProFund	21,344,468	5,096,385	(2,162,182)	2,934,203
Semiconductor UltraSector ProFund	7,425,979	1,459,661	(1,658,079)	(198,418)
Technology UltraSector ProFund	11,554,574	2,595,473	(832,039)	1,763,434
Telecommunications UltraSector ProFund	2,349,063	322,817	(297,294)	25,523
Utilities UltraSector ProFund	21,850,174	1,879,788	(1,083,174)	796,614
Short Oil & Gas ProFund	1,598,000	—	—	—
Short Precious Metals ProFund	11,624,000	—	—	—
Short Real Estate ProFund	6,716,000	—	—	—
U.S. Government Plus ProFund	21,323,972	610,940	(164,162)	446,778
Rising Rates Opportunity 10 ProFund	49,362,000	—	—	—
Rising Rates Opportunity ProFund	122,535,000	—	—	—
Rising U.S. Dollar ProFund	98,097,000	—	—	—
Falling U.S. Dollar ProFund	10,227,000	—	—	—

6.              Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFund for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFunds’ financial statements. Accordingly, no loss is expected to be realized by the ProFund. The outstanding forward currency contract balance due from Lehman in the Rising U.S. Dollar ProFund as of October 31, 2011, was $2,135,324 and is included in “net other assets (liabilities)”.

PROFUNDS

Notes to Schedules of Portfolio Investments (concluded)

October 31, 2011 (unaudited)

7.              Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	December 27, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 27, 2011

* Print the name and title of each signing officer under his or her signature.